As filed with the Securities and Exchange Commission on April 25, 2019

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 16	☒
(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

Rachel D. Mendelson, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Stephen E. Roth, Esquire Eversheds Sutherland (US) LLP 700 Sixth Street, N.W., Suite 700 Washington, DC 20001-3980
New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2019, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

PROSPECTUS — LEVEL 1

MAY 1, 2019

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2019. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the underlying mutual funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on the fund’s website and/or TIAA’s website (TIAA.org), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the funds electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. Your election to receive reports in paper will apply to all funds available under your contract.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Fund
∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Bond Plus Fund
∎	TIAA-CREF Emerging Markets Equity Fund

(list of Funds is continued on page 2)

∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Quant Small-Cap Equity Fund*
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

∎	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund†
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R6 Shares)
∎	Lord Abbett High Yield Fund (Class R-6)
∎	MFS Mid Cap Value Fund (R6 Shares)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Fund (Institutional Shares)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Institutional Large-Cap Growth Fund
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small Cap Equity-Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small Cap-Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you. In some contracts, this person is referred to as the second annuitant.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

TIAA Access ∎ Prospectus	5

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund,
TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap

6	Prospectus ∎ TIAA Access

Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day as well as the last day of each calendar month.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Fund

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Bond Plus Fund

TIAA Access ∎ Prospectus	7

●	TIAA-CREF Emerging Markets Equity Fund

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund and 2060 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Quant Small-Cap Equity Fund*

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

●	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund†

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R6 Shares)

●	Lord Abbett High Yield Fund (Class R-6)

●	MFS Mid Cap Value Fund (R6 Shares)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

8	Prospectus ∎ TIAA Access

●	Parnassus Fund (Institutional Shares)

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Institutional Large-Cap Growth Fund

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund (Institutional Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

TIAA Access ∎ Prospectus	9

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.05%
Total separate account annual charges	2.00%	0.10%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of

10	Prospectus ∎ TIAA Access

your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.04%	1.25%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2019 to September 30, 2021)‡	0.04%	1.25%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2019; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2018; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2019 (the expenses reflected in the table are for the fiscal year ended March 31, 2018); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2019 (the expenses reflected in the table are for the fiscal year ended April 30, 2018); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2018; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2018; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2018; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2018; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2018; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2018; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2018; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2018; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30,2018; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31,2018; most recently ended fiscal year for the Parnassus Fund is December 31, 2018; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2018; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2019; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2018; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2018. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and

TIAA Access ∎ Prospectus	11

certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Fund[1]	0.29%	—	0.01%	—	0.30%	—	0.30%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.02%	—	0.12%	—	0.12%
TIAA-CREF Bond Plus Fund[1]	0.29%	—	0.01%	—	0.30%	—	0.30%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.07%	—	0.91%	—	0.91%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.06%	—	0.20%	—	0.20%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.45%	—	0.03%	—	0.48%	—	0.48%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Growth Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Large-Cap Value Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.42%	—	0.07%	0.03%	0.52%	0.15%	0.37%
● Lifecycle 2010 Fund[2]	0.42%	—	0.04%	0.03%	0.49%	0.12%	0.37%
● Lifecycle 2015 Fund[2]	0.43%	—	0.04%	0.03%	0.50%	0.12%	0.38%
● Lifecycle 2020 Fund[2]	0.44%	—	0.03%	0.03%	0.50%	0.11%	0.39%
● Lifecycle 2025 Fund[2]	0.45%	—	0.04%	0.03%	0.52%	0.11%	0.41%
● Lifecycle 2030 Fund[2]	0.47%	—	0.03%	0.03%	0.53%	0.11%	0.42%
● Lifecycle 2035 Fund[2]	0.48%	—	0.03%	0.03%	0.54%	0.11%	0.43%
● Lifecycle 2040 Fund[2]	0.49%	—	0.03%	0.03%	0.55%	0.11%	0.44%
● Lifecycle 2045 Fund[2]	0.49%	—	0.04%	0.03%	0.56%	0.11%	0.45%
● Lifecycle 2050 Fund[2]	0.50%	—	0.04%	0.03%	0.57%	0.12%	0.45%
● Lifecycle 2055 Fund[2]	0.50%	—	0.06%	0.03%	0.59%	0.14%	0.45%
● Lifecycle 2060 Fund[2]	0.50%	—	0.26%	0.03%	0.79%	0.34%	0.45%

12	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%
TIAA-CREF Mid-Cap Value Fund[1]	0.41%	—	0.01%	—	0.42%	—	0.42%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.05%	—	0.15%	—	0.15%
TIAA-CREF Quant Small-Cap Equity Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Real Estate Securities Fund[1]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.02%	—	0.17%	—	0.17%
American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)	0.75%	—	0.31%	—	1.06%	0.25%	0.81%
American Funds EuroPacific Growth Fund (Class R-6)	0.41%	—	0.08%	—	0.49%	—	0.49%
American Funds Washington Mutual Investors Fund (Class R-6)	0.23%	—	0.06%	—	0.29%	—	0.29%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.13%	—	0.82%	—	0.82%
Champlain Mid Cap Fund (Institutional Shares)	0.71%	—	0.19%	—	0.90%	—	0.90%
Delaware Emerging Markets Fund (Class R-6)	1.14%	—	0.12%	—	1.26%	0.01%	1.25%
DFA Emerging Markets Portfolio (Institutional Class)	0.52%	—	0.05%	—	0.57%	0.10%	0.47%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	0.02%	0.74%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.06%	—	0.81%	0.01%	0.80%
Lord Abbett High Yield Fund (Class R-6)	0.52%	—	0.08%	—	0.60%	—	0.60%
MFS Mid Cap Value Fund (R6 Shares)	0.66%	—	0.03%	—	0.69%	—	0.69%
Nationwide Geneva Small Cap Growth Fund (Class R6)	0.78%	—	0.08%	—	0.86%	—	0.86%
Parnassus Fund (Institutional Shares)	0.61%	—	0.08%	—	0.69%	—	0.69%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.08%	0.07%	0.63%	0.07%	0.56%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.02%	—	0.66%	—	0.66%
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.07%	—	0.03%	—	0.10%	—	0.10%
Vanguard® Equity Income Fund (Admiral Shares)	0.16%	—	0.02%	—	0.18%	—	0.18%
Vanguard® Explorer Fund (Admiral Shares)	0.31%	—	0.01%	0.02%	0.34%	—	0.34%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Selected Value Fund (Investor Shares)	0.34%	—	0.02%	—	0.36%	—	0.36%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.04%	—	0.00%	—	0.04%	—	0.04%
Vanguard® Wellington Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.03%	—	0.43%	—	0.43%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2019; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2018; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2019 (the expenses reflected in the table are for the fiscal year ended March 31, 2018); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2019 (the expenses reflected in the table are for the fiscal year ended April 30, 2018); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2018; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2018; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2018; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2018; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2018; most recently ended fiscal year for the

14	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

JPMorgan Small Cap Value Fund is June 30, 2018; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2018; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2018; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2018; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2018; most recently ended fiscal year for the Parnassus Fund is December 31, 2018; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2018; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2019; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2018; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2018. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Quant Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2020, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Bond Fund and Bond Plus Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive 0.10% of its Management Fee on each fund through September 30, 2021. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2019 unless changed with approval of the Board of Trustees.

TIAA Access ∎ Prospectus	15

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[3]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$138	$430	$744	$1,632
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$14	$45	$79	$179

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an

16	Prospectus ∎ TIAA Access

investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

TIAA Access ∎ Prospectus	17

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the
TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the United States, based on assets under management. As of December 31, 2018, TIAA’s total statutory admitted assets were approximately $303 billion; the combined assets for TIAA, CREF and other entities within the TIAA organization

18	Prospectus ∎ TIAA Access

(including TIAA-sponsored mutual funds) totaled approximately $1.1 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You

TIAA Access ∎ Prospectus	19

may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager

20	Prospectus ∎ TIAA Access

is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income.

TIAA Access ∎ Prospectus	21

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

22	Prospectus ∎ TIAA Access

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ∎ Prospectus	23

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund*

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Quant Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

*

The TIAA-CREF Money Market Fund converted to a “government money market fund” on October 14, 2016. As a government money market fund, the fund is required to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. A government money market fund is not required to impose liquidity fees or redemption gates, and the fund does not currently intend to impose such fees and/or gates.

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

24	Prospectus ∎ TIAA Access

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

The following non-TIAA-CREF Funds:

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide you with long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

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Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R-6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS Mid Cap Value Fund (R6 Shares)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and

26	Prospectus ∎ TIAA Access

transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Fund (Institutional Shares)

The Fund seeks capital appreciation.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. Generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. Invests primarily in small-cap growth companies. The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio. The fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Small companies tend to be riskier than large companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

TIAA Access ∎ Prospectus	27

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and reasonable current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within

28	Prospectus ∎ TIAA Access

30% of the average duration of the domestic bond market as a whole. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class). Advisors is a subsidiary of TIAA. American Beacon Advisers, Inc. (“American Beacon”) manages the assets of American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. J.P. Morgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R-6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS Mid Cap Value Fund (R6 Shares). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Fund (Institutional Shares). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index

TIAA Access ∎ Prospectus	29

Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund (Institutional Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard Total Bond Market Index Fund (Institutional Shares). Arrowpoint Partners, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of Western Asset Core Plus Bond Fund (Class IS). Advisors, American Beacon, Ariel Investments, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, JPMIM, Lazard, Legg Mason, Lord Abbett, MFS, Nationwide, Parnassus, T. Rowe Price®, and Vanguard Fund Advisors are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from

30	Prospectus ∎ TIAA Access

the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you (through salary reduction) and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your

TIAA Access ∎ Prospectus	31

employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement

32	Prospectus ∎ TIAA Access

plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your

TIAA Access ∎ Prospectus	33

employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally does not restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

34	Prospectus ∎ TIAA Access

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your

TIAA Access ∎ Prospectus	35

completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii):	investment income and capital gains distributed to the investment account; less

		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.

(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contract owners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value

36	Prospectus ∎ TIAA Access

of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Currently, transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)

an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

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Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Currently, these transfers do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least

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$1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but depending upon your employer’s plan type and provisions, hardship withdrawals might be from contributions only, and not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

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Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2 ). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs

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are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the Templeton Global Bond Fund and the Vanguard® Emerging Markets Stock Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the

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effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

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●	payments under a fixed-period annuity; and

●	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “good order.” If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the
TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

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Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

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Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

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For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a one-life or two-life annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or lesser than the amount of the last payment during the Income Test Drive.

State regulatory approval may be pending for the Income Test Drive and it may not currently be available in your state. We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of

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your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the

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preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have

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already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

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Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

50	Prospectus ∎ TIAA Access

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

TIAA Access ∎ Prospectus	51

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

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TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes on qualified contracts range from 0% to 1% depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or

TIAA Access ∎ Prospectus	53

effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $19,000 per year ($25,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $19,000 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $19,000 limit is increased to $25,000 for employees of state and local governments who are age 50 or older.

Note that the dollar amounts listed above are for 2019; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from retirement plans must begin by April 1 of the year after the year you reach age 70 1/2 , or if later, retirement. Other minimum distribution requirements apply to beneficiaries of

54	Prospectus ∎ TIAA Access

deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from

TIAA Access ∎ Prospectus	55

your contract, or from any applicable payment, and pay it directly to the IRS. For 2019, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,400,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Changes to Hardship Distribution Rules. The Bipartisan Budget Act of 2018 made several changes to the hardship rules, including the deletion of the 6-month prohibition on contributions following a hardship distribution. The Act also eliminated the requirement that participants take available plan loans before requesting hardship distributions. These changes are effective for plan years beginning after December 31, 2018. The IRS has issued proposed regulations with respect to these provisions. The proposed regulations include amounts related to federally declared disasters to the expenses that are deemed to be made on account of an immediate and heavy financial need and make other clarifications to the hardship provisions.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

56	Prospectus ∎ TIAA Access

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of

TIAA Access ∎ Prospectus	57

retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

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Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF

TIAA Access ∎ Prospectus	59

Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $5,622,775.11, $4,882,314, and $3,746,174 in fees to Services for fiscal years 2018, 2017, and 2016 respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-3

TIAA Access ∎ Prospectus	61

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Fund Sub-Account
2018		0	^	$40.43	$40.24
2017		0	^	$38.74	$40.43
2016		0	^	$37.20	$38.74
2015		0		$36.97	$37.20
2014		0		$34.96	$36.97
2013		0		$35.38	$34.96
2012		0		$32.99	$35.38
2011		0		$30.94	$32.99
2010		0		$28.97	$30.94
2009		0		$27.26	$28.97

TIAA-CREF Bond Index Fund Sub-Account
2018		2,683		$30.12	$30.08
2017		2,051		$29.15	$30.12
2016		1,969		$28.50	$29.15
2015		1,874		$28.37	$28.50
2014		1,444		$26.83	$28.37
2013		613		$27.49	$26.83
2012		286		$26.44	$27.49
2011	(b)	143		$25.00	$26.44

TIAA-CREF Bond Plus Fund Sub-Account
2018		393		$40.60	$40.46
2017		199		$38.78	$40.60
2016		143		$37.09	$38.78
2015		105		$36.89	$37.09
2014		97		$34.90	$36.89
2013		82		$35.17	$34.90
2012		103		$32.46	$35.17
2011		56		$30.41	$32.46
2010		12		$28.07	$30.41
2009		3		$25.49	$28.07

TIAA Access ∎ Prospectus	63

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2018		1,052	$27.96	$22.87
2017		636	$19.24	$27.96
2016		122	$18.18	$19.24
2015		110	$20.88	$18.18
2014		58	$22.66	$20.88
2013		25	$22.76	$22.66
2012		20	$18.91	$22.76
2011	(b)	1	$25.00	$18.91

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2018		477	$27.62	$23.57
2017		502	$20.11	$27.62
2016		381	$18.13	$20.11
2015		264	$21.31	$18.13
2014		93	$22.04	$21.31
2013		27	$22.79	$22.04
2012		15	$19.23	$22.79
2011	(b)	9	$25.00	$19.23

TIAA-CREF Equity Index Fund Sub-Account
2018		2,610	$57.92	$54.84
2017		2,874	$47.88	$57.92
2016		2,599	$42.50	$47.88
2015		1,378	$42.35	$42.50
2014		1,213	$37.68	$42.35
2013		1,107	$28.26	$37.68
2012		876	$24.31	$28.26
2011		752	$24.10	$24.31
2010		712	$20.65	$24.10
2009		711	$16.13	$20.65

TIAA-CREF Growth & Income Fund Sub-Account
2018		1,985	$67.57	$62.70
2017		2,139	$54.56	$67.57
2016		2,196	$50.29	$54.56
2015		2,415	$48.65	$50.29
2014		2,672	$43.77	$48.65
2013		2,517	$32.61	$43.77
2012		2,378	$28.04	$32.61
2011		1,730	$27.26	$28.04
2010		1,473	$24.12	$27.26
2009		1,320	$19.04	$24.12

64	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF High-Yield Fund Sub-Account
2018	1,933		$51.84	$50.41
2017	1,507		$49.11	$51.84
2016	867		$42.20	$49.11
2015	235		$43.87	$42.20
2014	202		$42.85	$43.87
2013	110		$40.40	$42.85
2012	109		$35.35	$40.40
2011	51		$33.34	$35.35
2010	25		$29.12	$33.34
2009	13		$20.57	$29.12

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2018	0		$36.99	$36.78
2017	0		$36.40	$36.99
2016	0		$35.15	$36.40
2015	0		$35.76	$35.15
2014	0	^	$34.61	$35.76
2013	0		$37.97	$34.61
2012	0		$35.68	$37.97
2011	0		$31.52	$35.68
2010	0		$29.75	$31.52
2009	0		$27.21	$29.75

TIAA-CREF International Equity Fund Sub-Account
2018	1,912		$34.54	$26.42
2017	2,133		$26.00	$34.54
2016	2,319		$25.92	$26.00
2015	2,657		$26.26	$25.92
2014	2,546		$28.57	$26.26
2013	2,633		$23.06	$28.57
2012	2,565		$17.58	$23.06
2011	2,613		$23.01	$17.58
2010	2,433		$19.21	$23.01
2009	1,854		$14.59	$19.21

TIAA Access ∎ Prospectus	65

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Index Fund Sub-Account
2018	16,833	$33.19	$28.76
2017	16,763	$26.51	$33.19
2016	13,329	$26.21	$26.51
2015	10,174	$26.37	$26.21
2014	8,556	$27.94	$26.37
2013	7,722	$22.93	$27.94
2012	6,191	$19.27	$22.93
2011	4,004	$21.94	$19.27
2010	2,955	$20.42	$21.94
2009	1,938	$15.79	$20.42

TIAA-CREF Large-Cap Growth Fund Sub-Account
2018	104	$71.50	$71.46
2017	82	$53.21	$71.50
2016	72	$53.72	$53.21
2015	61	$49.24	$53.72
2014	37	$44.32	$49.24
2013	34	$31.73	$44.32
2012	34	$27.16	$31.73
2011	23	$26.75	$27.16
2010	12	$23.67	$26.75
2009	10	$17.58	$23.67

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2018	3,539	$69.06	$67.92
2017	3,747	$53.15	$69.06
2016	2,557	$49.70	$53.15
2015	2,059	$47.11	$49.70
2014	1,868	$41.73	$47.11
2013	1,702	$31.33	$41.73
2012	1,100	$27.22	$31.33
2011	869	$26.56	$27.22
2010	815	$22.83	$26.56
2009	669	$16.68	$22.83

66	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Value Fund Sub-Account
2018	3,073	$47.47	$40.74
2017	3,617	$42.23	$47.47
2016	3,551	$35.65	$42.23
2015	3,947	$37.44	$35.65
2014	4,061	$34.33	$37.44
2013	4,209	$25.56	$34.33
2012	2,447	$21.38	$25.56
2011	2,131	$22.69	$21.38
2010	1,924	$19.23	$22.69
2009	1,010	$14.72	$19.23

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2018	7,922	$47.96	$43.93
2017	8,542	$42.25	$47.96
2016	9,107	$36.08	$42.25
2015	6,293	$37.55	$36.08
2014	3,799	$33.15	$37.55
2013	2,485	$25.07	$33.15
2012	1,753	$21.39	$25.07
2011	1,188	$21.34	$21.39
2010	933	$18.52	$21.34
2009	751	$15.50	$18.52

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2018	358	$41.90	$40.25
2017	327	$37.42	$41.90
2016	277	$35.32	$37.42
2015	274	$35.27	$35.32
2014	264	$33.78	$35.27
2013	263	$30.78	$33.78
2012	182	$27.63	$30.78
2011	147	$26.91	$27.63
2010	104	$24.35	$26.91
2009	18	$20.98	$24.35

TIAA Access ∎ Prospectus	67

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2018	917	$44.13	$42.36
2017	993	$39.17	$44.13
2016	911	$36.92	$39.17
2015	922	$36.82	$36.92
2014	880	$35.24	$36.82
2013	860	$31.49	$35.24
2012	773	$27.98	$31.49
2011	663	$27.54	$27.98
2010	596	$24.67	$27.54
2009	451	$20.68	$24.67

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2018	1,635	$44.49	$42.48
2017	1,725	$39.11	$44.49
2016	1,736	$36.79	$39.11
2015	1,640	$36.68	$36.79
2014	1,675	$35.04	$36.68
2013	1,565	$30.78	$35.04
2012	1,297	$27.15	$30.78
2011	1,125	$26.98	$27.15
2010	849	$23.98	$26.98
2009	603	$19.77	$23.98

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2018	3,429	$45.01	$42.63
2017	3,241	$38.98	$45.01
2016	3,109	$36.59	$38.98
2015	2,853	$36.47	$36.59
2014	2,560	$34.81	$36.47
2013	2,167	$29.91	$34.81
2012	1,729	$26.12	$29.91
2011	1,335	$26.22	$26.12
2010	985	$23.15	$26.22
2009	656	$18.81	$23.15

68	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2018	3,861	$45.68	$42.87
2017	3,649	$38.95	$45.68
2016	3,200	$36.44	$38.95
2015	2,848	$36.34	$36.44
2014	2,560	$34.69	$36.34
2013	2,162	$29.10	$34.69
2012	1,782	$25.20	$29.10
2011	1,313	$25.55	$25.20
2010	988	$22.45	$25.55
2009	686	$17.94	$22.45

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2018	4,232	$46.14	$42.82
2017	3,868	$38.74	$46.14
2016	3,414	$36.13	$38.74
2015	2,892	$36.03	$36.13
2014	2,511	$34.44	$36.03
2013	2,187	$28.24	$34.44
2012	1,830	$24.26	$28.24
2011	1,431	$24.86	$24.26
2010	1,027	$21.70	$24.86
2009	655	$17.13	$21.70

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2018	4,447	$47.36	$43.51
2017	4,116	$39.14	$47.36
2016	3,681	$36.44	$39.14
2015	3,201	$36.39	$36.44
2014	2,780	$34.80	$36.39
2013	2,372	$27.92	$34.80
2012	1,963	$23.82	$27.92
2011	1,498	$24.68	$23.82
2010	1,078	$21.45	$24.68
2009	670	$16.71	$21.45

TIAA Access ∎ Prospectus	69

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2018	6,043	$48.94	$44.53
2017	5,646	$39.86	$48.94
2016	5,117	$37.02	$39.86
2015	4,503	$37.02	$37.02
2014	3,936	$35.42	$37.02
2013	3,387	$28.06	$35.42
2012	2,859	$23.90	$28.06
2011	2,232	$24.82	$23.90
2010	1,636	$21.53	$24.82
2009	1,052	$16.77	$21.53

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2018	2,734	$47.39	$42.80
2017	2,289	$38.37	$47.39
2016	1,825	$35.55	$38.37
2015	1,356	$35.54	$35.55
2014	1,001	$34.01	$35.54
2013	715	$26.96	$34.01
2012	490	$22.96	$26.96
2011	260	$23.85	$22.96
2010	104	$20.70	$23.85
2009	27	$16.13	$20.70

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2018	2,059	$47.08	$42.41
2017	1,634	$37.99	$47.08
2016	1,243	$35.18	$37.99
2015	908	$35.15	$35.18
2014	637	$33.64	$35.15
2013	451	$26.68	$33.64
2012	288	$22.72	$26.68
2011	165	$23.58	$22.72
2010	62	$20.48	$23.58
2009	12	$15.99	$20.48

70	Prospectus ∎ TIAA Access

(continued)

	For the period ended December 31,

	Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2055 Fund Sub-Account
	2018		533	$46.19	$41.59
	2017		384	$37.21	$46.19
	2016		170	$34.41	$37.21
	2015		65	$34.40	$34.41
	2014		19	$32.92	$34.40
	2013		1	$26.11	$32.92
	2012	(c)	0	$24.76	$26.11

TIAA-CREF Lifecycle 2060 Fund Sub-Account
	2018		98	$31.85	$28.61
	2017		70	$25.63	$31.85
	2016	(e)	2	$24.92	$25.63

TIAA-CREF Mid-Cap Growth Fund Sub-Account
	2018		1,589	$60.46	$55.46
	2017		1,629	$47.95	$60.46
	2016		1,628	$47.08	$47.95
	2015		1,715	$47.43	$47.08
	2014		1,762	$44.07	$47.43
	2013		1,979	$32.25	$44.07
	2012		1,750	$27.37	$32.25
	2011		1,729	$28.91	$27.37
	2010		1,652	$22.53	$28.91
	2009		959	$15.37	$22.53

TIAA-CREF Mid-Cap Value Fund Sub-Account
	2018		4,238	$53.12	$45.56
	2017		5,003	$47.85	$53.12
	2016		6,335	$40.80	$47.85
	2015		6,357	$43.15	$40.80
	2014		6,857	$38.28	$43.15
	2013		6,447	$28.90	$38.28
	2012		5,791	$24.81	$28.90
	2011		4,865	$25.39	$24.81
	2010		4,002	$20.98	$25.39
	2009		2,546	$15.31	$20.98

TIAA Access ∎ Prospectus	71

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Money Market Fund Sub-Account
2018		1,157	$27.02	$27.45
2017		586	$26.84	$27.02
2016		498	$26.79	$26.84
2015		159	$26.81	$26.79
2014		105	$26.84	$26.81
2013		130	$26.86	$26.84
2012		10	$26.88	$26.86
2011		0	$26.89	$26.88
2010		0	$26.90	$26.89
2009		0	$26.83	$26.90

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2018	(q)	1,948	$56.01	$49.26
2017		2,313	$48.75	$56.01
2016		2,791	$40.67	$48.75
2015		2,535	$40.66	$40.67
2014		2,478	$38.06	$40.66
2013		2,171	$27.22	$38.06
2012		1,961	$23.88	$27.22
2011		1,752	$24.88	$23.88
2010		1,208	$19.54	$24.88
2009		569	$15.43	$19.54

TIAA-CREF Real Estate Securities Fund Sub-Account
2018		2,536	$38.56	$36.97
2017		2,195	$34.38	$38.56
2016		1,725	$32.97	$34.38
2015		1,057	$31.54	$32.97
2014		656	$24.64	$31.54
2013		220	$24.25	$24.64
2012		177	$20.31	$24.25
2011		58	$19.00	$20.31
2010		17	$14.52	$19.00
2009		9	$11.67	$14.52

72	Prospectus ∎ TIAA Access

(continued)

	For the period ended December 31,

	Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF S&P 500 Index Fund Sub-Account
	2018	6,865	$57.51	$54.90
	2017	6,466	$47.28	$57.51
	2016	4,990	$42.30	$47.28
	2015	3,792	$41.78	$42.30
	2014	3,255	$36.81	$41.78
	2013	2,352	$27.87	$36.81
	2012	1,732	$24.06	$27.87
	2011	1,078	$23.61	$24.06
	2010	942	$20.58	$23.61
	2009	765	$16.31	$20.58

TIAA-CREF Short-Term Bond Fund Sub-Account
	2018	1,029	$33.35	$33.80
	2017	831	$32.77	$33.35
	2016	644	$32.13	$32.77
	2015	461	$31.86	$32.13
	2014	344	$31.57	$31.86
	2013	252	$31.49	$31.57
	2012	248	$30.39	$31.49
	2011	237	$29.65	$30.39
	2010	191	$28.34	$29.65
	2009	116	$26.86	$28.34

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
	2018	4,810	$55.77	$49.68
	2017	4,655	$48.62	$55.77
	2016	4,770	$40.03	$48.62
	2015	4,205	$41.80	$40.03
	2014	3,764	$39.79	$41.80
	2013	3,477	$28.66	$39.79
	2012	2,072	$24.60	$28.66
	2011	1,486	$25.69	$24.60
	2010	1,616	$20.29	$25.69
	2009	1,100	$16.03	$20.29

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Social Choice Equity Fund Sub-Account
2018		1,438	$55.92	$52.77
2017		829	$46.29	$55.92
2016		294	$40.82	$46.29
2015		277	$41.86	$40.82
2014		256	$37.67	$41.86
2013		254	$28.07	$37.67
2012		231	$24.64	$28.07
2011		232	$24.68	$24.64
2010		242	$21.32	$24.68
2009		190	$16.14	$21.32

American Beacon Bridgeway Large Cap Growth Fund (Institutional Class) Sub-Account
2018		190	$32.34	$30.37
2017	(n)	74	$26.10	$32.34

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2018		8,669	$42.73	$36.32
2017	(o)	7,075	$32.62	$42.73
2016		5,993	$32.33	$32.62
2015		5,914	$32.53	$32.33
2014		4,961	$33.35	$32.53
2013		3,609	$27.70	$33.35
2012		2,163	$23.19	$27.70
2011		1,976	$26.78	$23.19
2010		1,774	$24.45	$26.78
2009		1,349	$17.56	$24.45

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2018		2,504	$56.09	$54.54
2017	(o)	1,938	$46.59	$56.09
2016		2,026	$41.02	$46.59
2015		1,720	$41.03	$41.02
2014		1,936	$36.84	$41.03
2013		1,186	$27.88	$36.84
2012		998	$24.74	$27.88
2011		552	$23.08	$24.74
2010		219	$20.34	$23.08
2009		179	$17.07	$20.34

Ariel Appreciation Fund (Institutional Class) Sub-Account
2018		16	$29.04	$25.03
2017	(m)	42	$25.75	$29.04

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Champlain Mid Cap Fund (Institutional Class) Sub-Account
2018		587	$30.41	$31.52
2017	(l)	174	$25.84	$30.41

Delaware Emerging Markets Fund (Class R-6) Sub-Account
2018		795	$36.20	$30.01
2017	(l)	638	$26.54	$36.20

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2018		3,739	$28.45	$24.55
2017		3,927	$20.85	$28.45
2016		2,746	$18.62	$20.85
2015		1,783	$22.14	$18.62
2014		640	$22.55	$22.14
2013		141	$23.30	$22.55
2012		130	$19.57	$23.30
2011	(b)	49	$25.00	$19.57

Dodge & Cox International Stock Fund Sub-Account
2018		1,507	$34.95	$28.64
2017		1,694	$28.23	$34.95
2016		1,358	$26.10	$28.23
2015		1,482	$29.47	$26.10
2014		743	$29.48	$29.47
2013		258	$23.36	$29.48
2012		169	$19.32	$23.36
2011	(b)	8	$25.00	$19.32

JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account
2018		373	$26.88	$23.13
2017	(l)	192	$26.25	$26.88

Lazard International Equity Portfolio (R6 Shares) Sub-Account
2018		832	$31.39	$27.09
2017	(l)	633	$26.11	$31.39

Lord Abbett High Yield Fund (Class R-6) Sub-Account
2018		742	$27.68	$26.28
2017	(l)	500	$25.69	$27.68

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

MFS Mid Cap Value Fund (Class R6) Sub-Account
2018		466	$28.99	$25.68
2017	(l)	335	$25.83	$28.99

Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account
2018		155	$31.04	$30.76
2017	(m)	29	$25.55	$31.04

Parnassus Fund (Institutional Class) Sub-Account
2018		33	$30.09	$27.18
2017	(l)	34	$26.37	$30.09

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2018		2,065	$78.92	$82.25
2017		1,710	$57.32	$78.92
2016		1,131	$55.79	$57.32
2015		1,433	$50.73	$55.79
2014		1,063	$46.71	$50.73
2013		908	$32.37	$46.71
2012		781	$27.56	$32.37
2011		547	$27.98	$27.56
2010		476	$24.10	$27.98
2009		503	$15.74	$24.10

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2018		488	$30.95	$28.82
2017	(l)	407	$25.77	$30.95

Templeton Global Bond Fund (Class R-6) Sub-Account
2018		409	$27.17	$27.17
2017	(m)	409	$26.16	$27.17

Vanguard 500 Index Fund (Admiral Shares) Sub-Account
2018		2,672	$31.12	$29.71
2017	(l)	2,128	$25.93	$31.12

76	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2018		1,192	$27.07	$23.11
2017	(f)	923	$20.62	$27.07
2016		548	$18.47	$20.62
2015		248	$21.84	$18.47
2014	(d)	203	$21.74	$21.84
2013		157	$22.91	$21.74
2012		89	$19.31	$22.91
2011	(b)	7	$25.00	$19.31

Vanguard Equity-Income Fund (Admiral Shares) Sub-Account
2018		2,439	$30.44	$28.69
2017	(l)	1,676	$25.91	$30.44

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2018		1,382	$49.54	$48.31
2017	(g)	317	$40.29	$49.54
2016		310	$35.90	$40.29
2015		309	$37.57	$35.90
2014		307	$36.19	$37.57
2013		214	$25.09	$36.19
2012		165	$21.86	$25.09
2011	(b)	58	$25.00	$21.86

Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account
2018		1,452	$30.24	$27.38
2017	(l)	1,166	$26.05	$30.24

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2018		428	$29.16	$29.46
2017	(g)	323	$28.72	$29.16
2016		305	$28.41	$28.72
2015		157	$28.01	$28.41
2014		78	$26.88	$28.01
2013		20	$27.76	$26.88
2012		26	$27.07	$27.76
2011	(b)	24	$25.00	$27.07

TIAA Access ∎ Prospectus	77

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2018		3,246	$53.23	$42.68
2017		3,457	$44.58	$53.23
2016		3,334	$38.36	$44.58
2015		3,308	$39.92	$38.36
2014		2,865	$37.57	$39.92
2013		1,556	$26.47	$37.57
2012		203	$22.99	$26.47
2011	(b)	8	$25.00	$22.99

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2018		5,231	$51.91	$45.51
2017	(h)	5,054	$46.47	$51.91
2016		3,294	$37.32	$46.47
2015		2,177	$39.23	$37.32
2014		757	$35.58	$39.23
2013		247	$26.11	$35.58
2012		164	$22.04	$26.11
2011	(b)	34	$25.00	$22.04

Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account
2018		1,197	$25.98	$25.95
2017	(l)	693	$25.26	$25.98

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2018		5,936	$45.42	$43.86
2017	(g)	6,364	$39.60	$45.42
2016		4,206	$35.71	$39.60
2015		3,062	$35.72	$35.71
2014		1,394	$32.56	$35.72
2013		791	$27.24	$32.56
2012		460	$24.22	$27.24
2011	(b)	51	$25.00	$24.22

78	Prospectus ∎ TIAA Access

(concluded)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2018		3,388	$45.24	$44.53
2017	(p)	3,514	$42.33	$45.24
2016		2,287	$40.43	$42.33
2015		1,560	$39.94	$40.43
2014		1,312	$37.13	$39.94
2013		1,173	$37.56	$37.13
2012		1,181	$34.68	$37.56
2011		900	$32.53	$34.68
2010		626	$29.09	$32.53
2009		382	$23.13	$29.09

^	Less than $1,000.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations August 28, 2012.
(d)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal shares class to the Admiral share class.
(e)	Sub-Account commenced operations September 16, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(l)	Sub-Account commenced operations January 6, 2017.
(m)	Sub-Account commenced operations January 9, 2017.
(n)	Sub-Account commenced operations January 10, 2017.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(q)	Effective August 1, 2018 the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.

TIAA Access ∎ Prospectus	79

PROSPECTUS — LEVEL 2

MAY 1, 2019

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2019. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the underlying mutual funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on the fund’s website and/or TIAA’s website (TIAA.org), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the funds electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. Your election to receive reports in paper will apply to all funds available under your contract.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Fund
∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Bond Plus Fund
∎	TIAA-CREF Emerging Markets Equity Fund

(list of Funds is continued on page 2)

∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Quant Small-Cap Equity Fund*
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

∎	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund†
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R6 Shares)
∎	Lord Abbett High Yield Fund (Class R-6)
∎	MFS Mid Cap Value Fund (R6 Shares)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Fund (Institutional Shares)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Institutional Large-Cap Growth Fund
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small Cap Equity-Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small Cap-Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you. In some contracts, this person is referred to as the second annuitant.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

TIAA Access ∎ Prospectus	5

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund,
TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap

6	Prospectus ∎ TIAA Access

Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day as well as the last day of each calendar month.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Fund

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Bond Plus Fund

TIAA Access ∎ Prospectus	7

●	TIAA-CREF Emerging Markets Equity Fund

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund and 2060 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Quant Small-Cap Equity Fund*

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

●	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund†

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R6 Shares)

●	Lord Abbett High Yield Fund (Class R-6)

●	MFS Mid Cap Value Fund (R6 Shares)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

8	Prospectus ∎ TIAA Access

●	Parnassus Fund (Institutional Shares)

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Institutional Large-Cap Growth Fund

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund (Institutional Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

TIAA Access ∎ Prospectus	9

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.25%
Total separate account annual charges	2.00%	0.30%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of

10	Prospectus ∎ TIAA Access

your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.04%	1.25%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2019 to September 30, 2021)‡	0.04%	1.25%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2019; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2018; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2019 (the expenses reflected in the table are for the fiscal year ended March 31, 2018); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2019 (the expenses reflected in the table are for the fiscal year ended April 30, 2018); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2018; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2018; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2018; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2018; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2018; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2018; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2018; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2018; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30,2018; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31,2018; most recently ended fiscal year for the Parnassus Fund is December 31, 2018; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2018; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2019; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2018; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2018. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and

TIAA Access ∎ Prospectus	11

certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Fund[1]	0.29%	—	0.01%	—	0.30%	—	0.30%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.02%	—	0.12%	—	0.12%
TIAA-CREF Bond Plus Fund[1]	0.29%	—	0.01%	—	0.30%	—	0.30%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.07%	—	0.91%	—	0.91%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.06%	—	0.20%	—	0.20%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.45%	—	0.03%	—	0.48%	—	0.48%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Growth Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Large-Cap Value Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.42%	—	0.07%	0.03%	0.52%	0.15%	0.37%
● Lifecycle 2010 Fund[2]	0.42%	—	0.04%	0.03%	0.49%	0.12%	0.37%
● Lifecycle 2015 Fund[2]	0.43%	—	0.04%	0.03%	0.50%	0.12%	0.38%
● Lifecycle 2020 Fund[2]	0.44%	—	0.03%	0.03%	0.50%	0.11%	0.39%
● Lifecycle 2025 Fund[2]	0.45%	—	0.04%	0.03%	0.52%	0.11%	0.41%
● Lifecycle 2030 Fund[2]	0.47%	—	0.03%	0.03%	0.53%	0.11%	0.42%
● Lifecycle 2035 Fund[2]	0.48%	—	0.03%	0.03%	0.54%	0.11%	0.43%
● Lifecycle 2040 Fund[2]	0.49%	—	0.03%	0.03%	0.55%	0.11%	0.44%
● Lifecycle 2045 Fund[2]	0.49%	—	0.04%	0.03%	0.56%	0.11%	0.45%
● Lifecycle 2050 Fund[2]	0.50%	—	0.04%	0.03%	0.57%	0.12%	0.45%
● Lifecycle 2055 Fund[2]	0.50%	—	0.06%	0.03%	0.59%	0.14%	0.45%
● Lifecycle 2060 Fund[2]	0.50%	—	0.26%	0.03%	0.79%	0.34%	0.45%

12	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%
TIAA-CREF Mid-Cap Value Fund[1]	0.41%	—	0.01%	—	0.42%	—	0.42%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.05%	—	0.15%	—	0.15%
TIAA-CREF Quant Small-Cap Equity Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Real Estate Securities Fund[1]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.02%	—	0.17%	—	0.17%
American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)	0.75%	—	0.31%	—	1.06%	0.25%	0.81%
American Funds EuroPacific Growth Fund (Class R-6)	0.41%	—	0.08%	—	0.49%	—	0.49%
American Funds Washington Mutual Investors Fund (Class R-6)	0.23%	—	0.06%	—	0.29%	—	0.29%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.13%	—	0.82%	—	0.82%
Champlain Mid Cap Fund (Institutional Shares)	0.71%	—	0.19%	—	0.90%	—	0.90%
Delaware Emerging Markets Fund (Class R-6)	1.14%	—	0.12%	—	1.26%	0.01%	1.25%
DFA Emerging Markets Portfolio (Institutional Class)	0.52%	—	0.05%	—	0.57%	0.10%	0.47%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	0.02%	0.74%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.06%	—	0.81%	0.01%	0.80%
Lord Abbett High Yield Fund (Class R-6)	0.52%	—	0.08%	—	0.60%	—	0.60%
MFS Mid Cap Value Fund (R6 Shares)	0.66%	—	0.03%	—	0.69%	—	0.69%
Nationwide Geneva Small Cap Growth Fund (Class R6)	0.78%	—	0.08%	—	0.86%	—	0.86%
Parnassus Fund (Institutional Shares)	0.61%	—	0.08%	—	0.69%	—	0.69%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.08%	0.07%	0.63%	0.07%	0.56%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.02%	—	0.66%	—	0.66%
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.07%	—	0.03%	—	0.10%	—	0.10%
Vanguard® Equity Income Fund (Admiral Shares)	0.16%	—	0.02%	—	0.18%	—	0.18%
Vanguard® Explorer Fund (Admiral Shares)	0.31%	—	0.01%	0.02%	0.34%	—	0.34%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Selected Value Fund (Investor Shares)	0.34%	—	0.02%	—	0.36%	—	0.36%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.04%	—	0.00%	—	0.04%	—	0.04%
Vanguard® Wellington Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.03%	—	0.43%	—	0.43%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2019; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2018; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2019 (the expenses reflected in the table are for the fiscal year ended March 31, 2018); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2019 (the expenses reflected in the table are for the fiscal year ended April 30, 2018); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2018; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2018; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2018; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2018; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2018; most recently ended fiscal year for the

14	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

JPMorgan Small Cap Value Fund is June 30, 2018; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2018; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2018; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2018; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2018; most recently ended fiscal year for the Parnassus Fund is December 31, 2018; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2018; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2019; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2018; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2018. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Quant Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2020, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Bond Fund and Bond Plus Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive 0.10% of its Management Fee on each fund through September 30, 2021. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2019 unless changed with approval of the Board of Trustees.

TIAA Access ∎ Prospectus	15

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[3]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$159	$493	$850	$1,856
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$35	$109	$191	$431

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an

16	Prospectus ∎ TIAA Access

investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

TIAA Access ∎ Prospectus	17

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the
TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the United States, based on assets under management. As of December 31, 2018, TIAA’s total statutory admitted assets were approximately $303 billion; the combined assets for TIAA, CREF and other entities within the TIAA organization

18	Prospectus ∎ TIAA Access

(including TIAA-sponsored mutual funds) totaled approximately $1.1 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You

TIAA Access ∎ Prospectus	19

may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager

20	Prospectus ∎ TIAA Access

is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income.

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TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

22	Prospectus ∎ TIAA Access

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

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•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund*

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Quant Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

*

The TIAA-CREF Money Market Fund converted to a “government money market fund” on October 14, 2016. As a government money market fund, the fund is required to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. A government money market fund is not required to impose liquidity fees or redemption gates, and the fund does not currently intend to impose such fees and/or gates.

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

The following non-TIAA-CREF Funds:

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide you with long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

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Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.
JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R-6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS Mid Cap Value Fund (R6 Shares)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and

26	Prospectus ∎ TIAA Access

transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Fund (Institutional Shares)

The Fund seeks capital appreciation.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. Generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. Invests primarily in small-cap growth companies. The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio. The fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Small companies tend to be riskier than large companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

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Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and reasonable current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within

28	Prospectus ∎ TIAA Access

30% of the average duration of the domestic bond market as a whole. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class). Advisors is a subsidiary of TIAA. American Beacon Advisers, Inc. (“American Beacon”) manages the assets of American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. J.P. Morgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R-6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS Mid Cap Value Fund (R6 Shares). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Fund (Institutional Shares). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index

TIAA Access ∎ Prospectus	29

Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund (Institutional Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard Total Bond Market Index Fund (Institutional Shares). Arrowpoint Partners, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of Western Asset Core Plus Bond Fund (Class IS). Advisors, American Beacon, Ariel Investments, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, JPMIM, Lazard, Legg Mason, Lord Abbett, MFS, Nationwide, Parnassus, T. Rowe Price®, and Vanguard Fund Advisors are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from

30	Prospectus ∎ TIAA Access

the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you (through salary reduction) and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your

TIAA Access ∎ Prospectus	31

employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement

32	Prospectus ∎ TIAA Access

plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your

TIAA Access ∎ Prospectus	33

employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally does not restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

34	Prospectus ∎ TIAA Access

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your

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completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii):	investment income and capital gains distributed to the investment account; less

		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.

(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contract owners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value

36	Prospectus ∎ TIAA Access

of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Currently, transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)

an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

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Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Currently, these transfers do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least

38	Prospectus ∎ TIAA Access

$1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but depending upon your employer’s plan type and provisions, hardship withdrawals might be from contributions only, and not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

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Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2 ). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs

40	Prospectus ∎ TIAA Access

are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the Templeton Global Bond Fund and the Vanguard® Emerging Markets Stock Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the

TIAA Access ∎ Prospectus	41

effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

42	Prospectus ∎ TIAA Access

●	payments under a fixed-period annuity; and

●	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “good order.” If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the
TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

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Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

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Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

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For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a one-life or two-life annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or lesser than the amount of the last payment during the Income Test Drive.

State regulatory approval may be pending for the Income Test Drive and it may not currently be available in your state. We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of

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your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the

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preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have

48	Prospectus ∎ TIAA Access

already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

TIAA Access ∎ Prospectus	49

Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

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Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

TIAA Access ∎ Prospectus	51

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

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TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes on qualified contracts range from 0% to 1% depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or

TIAA Access ∎ Prospectus	53

effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $19,000 per year ($25,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $19,000 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $19,000 limit is increased to $25,000 for employees of state and local governments who are age 50 or older.

Note that the dollar amounts listed above are for 2019; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from retirement plans must begin by April 1 of the year after the year you reach age 70 1/2 , or if later, retirement. Other minimum distribution requirements apply to beneficiaries of

54	Prospectus ∎ TIAA Access

deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from

TIAA Access ∎ Prospectus	55

your contract, or from any applicable payment, and pay it directly to the IRS. For 2019, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,400,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Changes to Hardship Distribution Rules. The Bipartisan Budget Act of 2018 made several changes to the hardship rules, including the deletion of the 6-month prohibition on contributions following a hardship distribution. The Act also eliminated the requirement that participants take available plan loans before requesting hardship distributions. These changes are effective for plan years beginning after December 31, 2018. The IRS has issued proposed regulations with respect to these provisions. The proposed regulations include amounts related to federally declared disasters to the expenses that are deemed to be made on account of an immediate and heavy financial need and make other clarifications to the hardship provisions.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

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Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of

TIAA Access ∎ Prospectus	57

retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

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Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF

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Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $5,622,775.11, $4,882,314, and $3,746,174 in fees to Services for fiscal years 2018, 2017, and 2016 respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-3

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Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Fund Sub-Account
2018		19		$39.68	$39.42
2017		10		$38.10	$39.68
2016		8		$36.67	$38.10
2015		9		$36.51	$36.67
2014		7		$34.60	$36.51
2013		6		$35.08	$34.60
2012		6		$32.78	$35.08
2011		0	^	$30.80	$32.78
2010		0	^	$28.88	$30.80
2009		0	^	$27.21	$28.88

TIAA-CREF Bond Index Fund Sub-Account
2018		88		$29.72	$29.62
2017		14		$28.82	$29.72
2016		4		$28.23	$28.82
2015		2		$28.17	$28.23
2014		2		$26.68	$28.17
2013		0		$27.40	$26.68
2012		0		$26.40	$27.40
2011	(b)	0		$25.00	$26.40

TIAA-CREF Bond Plus Fund Sub-Account
2018		182		$39.86	$39.64
2017		92		$38.14	$39.86
2016		90		$36.55	$38.14
2015		66		$36.43	$36.55
2014		76		$34.53	$36.43
2013		52		$34.87	$34.53
2012		28		$32.25	$34.87
2011		15		$30.27	$32.25
2010		10		$27.99	$30.27
2009		3		$25.45	$27.99

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2018		3		$27.59	$22.53
2017		2		$19.03	$27.59
2016		0	^	$18.01	$19.03
2015		0	^	$20.73	$18.01
2014		0	^	$22.54	$20.73
2013		0		$22.69	$22.54
2012		0		$18.89	$22.69
2011	(b)	0		$25.00	$18.89

TIAA Access ∎ Prospectus	63

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2018		0	^	$27.25	$23.21
2017		0	^	$19.89	$27.25
2016		0	^	$17.96	$19.89
2015		0	^	$21.15	$17.96
2014		0	^	$21.92	$21.15
2013		0		$22.71	$21.92
2012		0		$19.21	$22.71
2011	(b)	0		$25.00	$19.21

TIAA-CREF Equity Index Fund Sub-Account
2018		130		$56.85	$53.72
2017		162		$47.09	$56.85
2016		67		$41.89	$47.09
2015		42		$41.82	$41.89
2014		36		$37.28	$41.82
2013		33		$28.01	$37.28
2012		21		$24.15	$28.01
2011		13		$23.99	$24.15
2010		11		$20.59	$23.99
2009		14		$16.10	$20.59

TIAA-CREF Growth & Income Fund Sub-Account
2018		103		$66.33	$61.43
2017		83		$53.67	$66.33
2016		104		$49.56	$53.67
2015		111		$48.04	$49.56
2014		123		$43.31	$48.04
2013		94		$32.33	$43.31
2012		75		$27.86	$32.33
2011		43		$27.13	$27.86
2010		40		$24.05	$27.13
2009		29		$19.00	$24.05

64	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF High-Yield Fund Sub-Account
2018	103		$50.89	$49.38
2017	91		$48.30	$50.89
2016	69		$41.59	$48.30
2015	40		$43.33	$41.59
2014	56		$42.40	$43.33
2013	45		$40.06	$42.40
2012	29		$35.12	$40.06
2011	22		$33.18	$35.12
2010	12		$29.03	$33.18
2009	10		$20.53	$29.03

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2018	3		$36.31	$36.03
2017	2		$35.80	$36.31
2016	2		$34.64	$35.80
2015	2		$35.32	$34.64
2014	1		$34.25	$35.32
2013	0	^	$37.64	$34.25
2012	0	^	$35.45	$37.64
2011	0	^	$31.37	$35.45
2010	0	^	$29.66	$31.37
2009	0	^	$27.16	$29.66

TIAA-CREF International Equity Fund Sub-Account
2018	483		$33.90	$25.88
2017	405		$25.58	$33.90
2016	334		$25.55	$25.58
2015	315		$25.93	$25.55
2014	289		$28.27	$25.93
2013	235		$22.86	$28.27
2012	188		$17.46	$22.86
2011	113		$22.91	$17.46
2010	72		$19.15	$22.91
2009	54		$14.56	$19.15

TIAA Access ∎ Prospectus	65

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Index Fund Sub-Account
2018	636		$32.58	$28.18
2017	506		$26.07	$32.58
2016	355		$25.83	$26.07
2015	279		$26.04	$25.83
2014	226		$27.64	$26.04
2013	208		$22.73	$27.64
2012	155		$19.15	$22.73
2011	118		$21.84	$19.15
2010	91		$20.36	$21.84
2009	56		$15.76	$20.36

TIAA-CREF Large-Cap Growth Fund Sub-Account
2018	33		$70.18	$70.00
2017	12		$52.33	$70.18
2016	13		$52.94	$52.33
2015	7		$48.62	$52.94
2014	6		$43.85	$48.62
2013	2		$31.46	$43.85
2012	3		$26.98	$31.46
2011	0	^	$26.63	$26.98
2010	0	^	$23.60	$26.63
2009	0	^	$17.54	$23.60

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2018	61		$67.79	$66.54
2017	65		$52.28	$67.79
2016	54		$48.98	$52.28
2015	35		$46.52	$48.98
2014	34		$41.29	$46.52
2013	31		$31.06	$41.29
2012	19		$27.04	$31.06
2011	16		$26.44	$27.04
2010	19		$22.77	$26.44
2009	12		$16.65	$22.77

66	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Value Fund Sub-Account
2018	443	$46.60	$39.91
2017	432	$41.54	$46.60
2016	381	$35.13	$41.54
2015	359	$36.97	$35.13
2014	349	$33.97	$36.97
2013	294	$25.34	$33.97
2012	199	$21.24	$25.34
2011	119	$22.59	$21.24
2010	79	$19.17	$22.59
2009	41	$14.70	$19.17

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2018	150	$47.08	$43.04
2017	130	$41.56	$47.08
2016	128	$35.56	$41.56
2015	79	$37.08	$35.56
2014	68	$32.80	$37.08
2013	42	$24.86	$32.80
2012	18	$21.25	$24.86
2011	11	$21.25	$21.25
2010	5	$18.47	$21.25
2009	2	$15.47	$18.47

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2018	41	$41.18	$39.48
2017	48	$36.85	$41.18
2016	33	$34.85	$36.85
2015	17	$34.87	$34.85
2014	16	$33.46	$34.87
2013	16	$30.55	$33.46
2012	15	$27.48	$30.55
2011	12	$26.82	$27.48
2010	2	$24.31	$26.82
2009	3	$20.96	$24.31

TIAA Access ∎ Prospectus	67

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2018	268	$43.31	$41.49
2017	226	$38.53	$43.31
2016	236	$36.39	$38.53
2015	243	$36.36	$36.39
2014	258	$34.86	$36.36
2013	262	$31.22	$34.86
2012	270	$27.80	$31.22
2011	306	$27.42	$27.80
2010	266	$24.59	$27.42
2009	254	$20.64	$24.59

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2018	253	$43.67	$41.61
2017	209	$38.47	$43.67
2016	221	$36.26	$38.47
2015	223	$36.22	$36.26
2014	205	$34.67	$36.22
2013	176	$30.52	$34.67
2012	133	$26.97	$30.52
2011	90	$26.86	$26.97
2010	36	$23.91	$26.86
2009	67	$19.73	$23.91

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2018	517	$44.18	$41.77
2017	421	$38.34	$44.18
2016	376	$36.06	$38.34
2015	331	$36.01	$36.06
2014	315	$34.45	$36.01
2013	246	$29.66	$34.45
2012	174	$25.95	$29.66
2011	96	$26.10	$25.95
2010	58	$23.08	$26.10
2009	78	$18.77	$23.08

68	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2018	619	$44.84	$42.00
2017	479	$38.31	$44.84
2016	387	$35.91	$38.31
2015	331	$35.89	$35.91
2014	261	$34.33	$35.89
2013	171	$28.85	$34.33
2012	133	$25.03	$28.85
2011	80	$25.44	$25.03
2010	40	$22.39	$25.44
2009	50	$17.91	$22.39

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2018	549	$45.29	$41.95
2017	435	$38.10	$45.29
2016	361	$35.60	$38.10
2015	301	$35.58	$35.60
2014	246	$34.08	$35.58
2013	183	$28.00	$34.08
2012	124	$24.10	$28.00
2011	80	$24.75	$24.10
2010	42	$21.64	$24.75
2009	47	$17.09	$21.64

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2018	505	$46.49	$42.62
2017	407	$38.50	$46.49
2016	338	$35.91	$38.50
2015	278	$35.94	$35.91
2014	227	$34.44	$35.94
2013	160	$27.68	$34.44
2012	115	$23.67	$27.68
2011	48	$24.57	$23.67
2010	20	$21.38	$24.57
2009	24	$16.68	$21.38

TIAA Access ∎ Prospectus	69

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2018		550		$48.04	$43.62
2017		433		$39.20	$48.04
2016		370		$36.48	$39.20
2015		320		$36.56	$36.48
2014		243		$35.04	$36.56
2013		182		$27.82	$35.04
2012		124		$23.75	$27.82
2011		63		$24.70	$23.75
2010		37		$21.47	$24.70
2009		24		$16.74	$21.47

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2018		437		$46.58	$41.98
2017		329		$37.79	$46.58
2016		275		$35.07	$37.79
2015		210		$35.14	$35.07
2014		170		$33.69	$35.14
2013		125		$26.76	$33.69
2012		81		$22.83	$26.76
2011		32		$23.77	$22.83
2010		15		$20.66	$23.77
2009		8		$16.12	$20.66

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2018		378		$46.27	$41.60
2017		287		$37.41	$46.27
2016		240		$34.71	$37.41
2015		174		$34.76	$34.71
2014		124		$33.33	$34.76
2013		78		$26.48	$33.33
2012		45		$22.60	$26.48
2011		17		$23.50	$22.60
2010		12		$20.45	$23.50
2009		14		$15.98	$20.45

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2018		44		$45.67	$41.04
2017		24		$36.87	$45.67
2016		10		$34.16	$36.87
2015		2		$34.21	$34.16
2014		0	^	$32.81	$34.21
2013	(c)	0	^	$28.46	$32.81

70	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2018		16		$31.68	$28.40
2017		4		$25.54	$31.68
2016	(e)	0	^	$24.75	$25.54

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2018		111		$59.35	$54.33
2017		106		$47.16	$59.35
2016		93		$46.40	$47.16
2015		98		$46.83	$46.40
2014		83		$43.60	$46.83
2013		75		$31.97	$43.60
2012		54		$27.19	$31.97
2011		44		$28.77	$27.19
2010		32		$22.46	$28.77
2009		47		$15.34	$22.46

TIAA-CREF Mid-Cap Value Fund Sub-Account
2018		278		$52.15	$44.63
2017		284		$47.07	$52.15
2016		328		$40.21	$47.07
2015		293		$42.61	$40.21
2014		288		$37.87	$42.61
2013		255		$28.66	$37.87
2012		203		$24.65	$28.66
2011		150		$25.27	$24.65
2010		112		$20.92	$25.27
2009		97		$15.28	$20.92

TIAA-CREF Money Market Fund Sub-Account
2018		1		$26.52	$26.89
2017		0	^	$26.40	$26.52
2016		1		$26.40	$26.40
2015		1		$26.48	$26.40
2014		2		$26.55	$26.48
2013		1		$26.63	$26.55
2012		1		$26.70	$26.63
2011		0	^	$26.77	$26.70
2010		0	^	$26.83	$26.77
2009		0	^	$26.78	$26.83

TIAA Access ∎ Prospectus	71

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2018	(q)	207	$54.98	$48.25
2017		219	$47.95	$54.98
2016		208	$40.08	$47.95
2015		167	$40.15	$40.08
2014		150	$37.66	$40.15
2013		121	$26.98	$37.66
2012		99	$23.73	$26.98
2011		69	$24.77	$23.73
2010		37	$19.49	$24.77
2009		24	$15.40	$19.49

TIAA-CREF Real Estate Securities Fund Sub-Account
2018		228	$37.85	$36.22
2017		159	$33.81	$37.85
2016		143	$32.49	$33.81
2015		132	$31.15	$32.49
2014		113	$24.38	$31.15
2013		62	$24.05	$24.38
2012		53	$20.17	$24.05
2011		41	$18.92	$20.17
2010		22	$14.48	$18.92
2009		10	$11.65	$14.48

TIAA-CREF S&P 500 Index Fund Sub-Account
2018		228	$56.46	$53.78
2017		139	$46.50	$56.46
2016		135	$41.69	$46.50
2015		134	$41.26	$41.69
2014		77	$36.43	$41.26
2013		64	$27.63	$36.43
2012		35	$23.90	$27.63
2011		25	$23.50	$23.90
2010		20	$20.52	$23.50
2009		79	$16.28	$20.52

72	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Short-Term Bond Fund Sub-Account
2018	168	$32.73	$33.11
2017	103	$32.23	$32.73
2016	139	$31.67	$32.23
2015	116	$31.46	$31.67
2014	89	$31.24	$31.46
2013	59	$31.23	$31.24
2012	31	$30.19	$31.23
2011	21	$29.51	$30.19
2010	14	$28.25	$29.51
2009	6	$26.81	$28.25

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2018	218	$54.74	$48.67
2017	140	$47.82	$54.74
2016	121	$39.45	$47.82
2015	120	$41.28	$39.45
2014	100	$39.37	$41.28
2013	85	$28.42	$39.37
2012	54	$24.44	$28.42
2011	37	$25.57	$24.44
2010	32	$20.23	$25.57
2009	33	$16.00	$20.23

TIAA-CREF Social Choice Equity Fund Sub-Account
2018	148	$54.89	$51.70
2017	60	$45.53	$54.89
2016	50	$40.23	$45.53
2015	44	$41.34	$40.23
2014	60	$37.27	$41.34
2013	53	$27.83	$37.27
2012	25	$24.48	$27.83
2011	20	$24.56	$24.48
2010	14	$21.26	$24.56
2009	8	$16.11	$21.26

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2018		55		$41.94	$35.58
2017	(o)	21		$32.08	$41.94
2016		7		$31.86	$32.08
2015		7		$32.13	$31.86
2014		6		$33.00	$32.13
2013		6		$27.46	$33.00
2012		4		$23.03	$27.46
2011		4		$26.66	$23.03
2010		2		$24.38	$26.66
2009		0		$17.52	$24.38

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2018		1		$55.05	$53.43
2017	(o)	0	^	$45.82	$55.05
2016		0	^	$40.42	$45.82
2015		0	^	$40.52	$40.42
2014		0	^	$36.45	$40.52
2013		0	^	$27.64	$36.45
2012		0		$24.58	$27.64
2011		0		$22.98	$24.58
2010		0		$20.28	$22.98
2009		0		$17.04	$20.28

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2018		29		$28.07	$24.18
2017		22		$20.62	$28.07
2016		16		$18.45	$20.62
2015		14		$21.98	$18.45
2014		8		$22.43	$21.98
2013		4		$23.22	$22.43
2012		2		$19.55	$23.22
2011	(b)	0		$25.00	$19.55

Dodge & Cox International Stock Fund Sub-Account
2018		11		$34.49	$28.20
2017		10		$27.91	$34.49
2016		9		$25.86	$27.91
2015		14		$29.26	$25.86
2014		9		$29.32	$29.26
2013		0		$23.28	$29.32
2012		0		$19.30	$23.28
2011	(b)	0		$25.00	$19.30

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2018		46		$77.47	$80.57
2017		57		$56.38	$77.47
2016		33		$54.98	$56.38
2015		26		$50.09	$54.98
2014		33		$46.21	$50.09
2013		24		$32.09	$46.21
2012		12		$27.38	$32.09
2011		8		$27.85	$27.38
2010		8		$24.03	$27.85
2009		10		$15.71	$24.03

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2018		61		$26.71	$22.76
2017	(f)	16		$20.39	$26.71
2016		2		$18.30	$20.39
2015		1		$21.68	$18.30
2014	(d)	1		$21.62	$21.68
2013		0		$22.83	$21.62
2012		0		$19.28	$22.83
2011	(b)	0		$25.00	$19.28

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2018		4		$48.88	$47.57
2017	(g)	1		$39.83	$48.88
2016		1		$35.57	$39.83
2015		3		$37.29	$35.57
2014		4		$36.00	$37.29
2013		0		$25.01	$36.00
2012		0		$21.84	$25.01
2011	(b)	0		$25.00	$21.84

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2018		0	^	$28.78	$29.01
2017	(g)	1		$28.39	$28.78
2016		1		$28.14	$28.39
2015		1		$27.81	$28.14
2014		0	^	$26.74	$27.81
2013		0		$27.67	$26.74
2012		0		$27.03	$27.67
2011	(b)	0		$25.00	$27.03

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2018		25	$52.52	$42.03
2017		11	$44.08	$52.52
2016		7	$38.00	$44.08
2015		6	$39.62	$38.00
2014		5	$37.37	$39.62
2013		0	$26.39	$37.37
2012		0	$22.96	$26.39
2011	(b)	0	$25.00	$22.96

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2018		49	$51.22	$44.82
2017	(h)	18	$45.95	$51.22
2016		7	$36.97	$45.95
2015		7	$38.95	$36.97
2014		5	$35.39	$38.95
2013		0	$26.02	$35.39
2012		0	$22.01	$26.02
2011	(b)	0	$25.00	$22.01

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2018		16	$44.82	$43.19
2017	(g)	13	$39.15	$44.82
2016		11	$35.37	$39.15
2015		11	$35.46	$35.37
2014		9	$32.39	$35.46
2013		0	$27.14	$32.39
2012		0	$24.19	$27.14
2011	(b)	0	$25.00	$24.19

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2018		280	$44.40	$43.62
2017	(p)	209	$41.63	$44.40
2016		122	$39.85	$41.63
2015		141	$39.45	$39.85
2014		41	$36.74	$39.45
2013		36	$37.24	$36.74
2012		26	$34.45	$37.24
2011		10	$32.38	$34.45
2010		9	$29.00	$32.38
2009		6	$23.09	$29.00

76	Prospectus ∎ TIAA Access

(concluded)

^	Less than $1,000
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations April 30, 2013.
(d)	Effective October 24, 2014, all shares of the underlying mutual fund converted from the Signal share class to the Admiral share class.
(e)	Sub-Account commenced operations September 12, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(q)	Effective August 1, 2018 the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.

TIAA Access ∎ Prospectus	77

PROSPECTUS — LEVEL 3

MAY 1, 2019

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2019. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the underlying mutual funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on the fund’s website and/or TIAA’s website (TIAA.org), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the funds electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. Your election to receive reports in paper will apply to all funds available under your contract.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Fund
∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Bond Plus Fund
∎	TIAA-CREF Emerging Markets Equity Fund

(list of Funds is continued on page 2)

∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Quant Small-Cap Equity Fund*
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

∎	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund†
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R6 Shares)
∎	Lord Abbett High Yield Fund (Class R-6)
∎	MFS Mid Cap Value Fund (R6 Shares)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Fund (Institutional Shares)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Institutional Large-Cap Growth Fund
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small Cap Equity-Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small Cap-Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you. In some contracts, this person is referred to as the second annuitant.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

TIAA Access ∎ Prospectus	5

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund,
TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap

6	Prospectus ∎ TIAA Access

Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day as well as the last day of each calendar month.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Fund

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Bond Plus Fund

TIAA Access ∎ Prospectus	7

●	TIAA-CREF Emerging Markets Equity Fund

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund and 2060 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Quant Small-Cap Equity Fund*

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

●	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund†

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R6 Shares)

●	Lord Abbett High Yield Fund (Class R-6)

●	MFS Mid Cap Value Fund (R6 Shares)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

8	Prospectus ∎ TIAA Access

●	Parnassus Fund (Institutional Shares)

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Institutional Large-Cap Growth Fund

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund (Institutional Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

TIAA Access ∎ Prospectus	9

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.40%
Total separate account annual charges	2.00%	0.45%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of

10	Prospectus ∎ TIAA Access

your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.04%	1.25%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2019 to September 30, 2021)‡	0.04%	1.25%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2019; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2018; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2019 (the expenses reflected in the table are for the fiscal year ended March 31, 2018); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2019 (the expenses reflected in the table are for the fiscal year ended April 30, 2018); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2018; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2018; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2018; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2018; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2018; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2018; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2018; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2018; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30,2018; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31,2018; most recently ended fiscal year for the Parnassus Fund is December 31, 2018; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2018; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2019; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2018; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2018. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and

TIAA Access ∎ Prospectus	11

certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Fund[1]	0.29%	—	0.01%	—	0.30%	—	0.30%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.02%	—	0.12%	—	0.12%
TIAA-CREF Bond Plus Fund[1]	0.29%	—	0.01%	—	0.30%	—	0.30%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.07%	—	0.91%	—	0.91%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.06%	—	0.20%	—	0.20%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.45%	—	0.03%	—	0.48%	—	0.48%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Growth Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Large-Cap Value Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.42%	—	0.07%	0.03%	0.52%	0.15%	0.37%
● Lifecycle 2010 Fund[2]	0.42%	—	0.04%	0.03%	0.49%	0.12%	0.37%
● Lifecycle 2015 Fund[2]	0.43%	—	0.04%	0.03%	0.50%	0.12%	0.38%
● Lifecycle 2020 Fund[2]	0.44%	—	0.03%	0.03%	0.50%	0.11%	0.39%
● Lifecycle 2025 Fund[2]	0.45%	—	0.04%	0.03%	0.52%	0.11%	0.41%
● Lifecycle 2030 Fund[2]	0.47%	—	0.03%	0.03%	0.53%	0.11%	0.42%
● Lifecycle 2035 Fund[2]	0.48%	—	0.03%	0.03%	0.54%	0.11%	0.43%
● Lifecycle 2040 Fund[2]	0.49%	—	0.03%	0.03%	0.55%	0.11%	0.44%
● Lifecycle 2045 Fund[2]	0.49%	—	0.04%	0.03%	0.56%	0.11%	0.45%
● Lifecycle 2050 Fund[2]	0.50%	—	0.04%	0.03%	0.57%	0.12%	0.45%
● Lifecycle 2055 Fund[2]	0.50%	—	0.06%	0.03%	0.59%	0.14%	0.45%
● Lifecycle 2060 Fund[2]	0.50%	—	0.26%	0.03%	0.79%	0.34%	0.45%

12	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%
TIAA-CREF Mid-Cap Value Fund[1]	0.41%	—	0.01%	—	0.42%	—	0.42%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.05%	—	0.15%	—	0.15%
TIAA-CREF Quant Small-Cap Equity Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Real Estate Securities Fund[1]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.02%	—	0.17%	—	0.17%
American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)	0.75%	—	0.31%	—	1.06%	0.25%	0.81%
American Funds EuroPacific Growth Fund (Class R-6)	0.41%	—	0.08%	—	0.49%	—	0.49%
American Funds Washington Mutual Investors Fund (Class R-6)	0.23%	—	0.06%	—	0.29%	—	0.29%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.13%	—	0.82%	—	0.82%
Champlain Mid Cap Fund (Institutional Shares)	0.71%	—	0.19%	—	0.90%	—	0.90%
Delaware Emerging Markets Fund (Class R-6)	1.14%	—	0.12%	—	1.26%	0.01%	1.25%
DFA Emerging Markets Portfolio (Institutional Class)	0.52%	—	0.05%	—	0.57%	0.10%	0.47%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	0.02%	0.74%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.06%	—	0.81%	0.01%	0.80%
Lord Abbett High Yield Fund (Class R-6)	0.52%	—	0.08%	—	0.60%	—	0.60%
MFS Mid Cap Value Fund (R6 Shares)	0.66%	—	0.03%	—	0.69%	—	0.69%
Nationwide Geneva Small Cap Growth Fund (Class R6)	0.78%	—	0.08%	—	0.86%	—	0.86%
Parnassus Fund (Institutional Shares)	0.61%	—	0.08%	—	0.69%	—	0.69%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.08%	0.07%	0.63%	0.07%	0.56%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.02%	—	0.66%	—	0.66%
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.07%	—	0.03%	—	0.10%	—	0.10%
Vanguard® Equity Income Fund (Admiral Shares)	0.16%	—	0.02%	—	0.18%	—	0.18%
Vanguard® Explorer Fund (Admiral Shares)	0.31%	—	0.01%	0.02%	0.34%	—	0.34%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Selected Value Fund (Investor Shares)	0.34%	—	0.02%	—	0.36%	—	0.36%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.04%	—	0.00%	—	0.04%	—	0.04%
Vanguard® Wellington Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.03%	—	0.43%	—	0.43%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2019; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2018; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2019 (the expenses reflected in the table are for the fiscal year ended March 31, 2018); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2019 (the expenses reflected in the table are for the fiscal year ended April 30, 2018); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2018; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2018; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2018; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2018; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2018; most recently ended fiscal year for the

14	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

JPMorgan Small Cap Value Fund is June 30, 2018; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2018; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2018; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2018; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2018; most recently ended fiscal year for the Parnassus Fund is December 31, 2018; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2018; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2019; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2018; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2018. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Quant Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2020, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Bond Fund and Bond Plus Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive 0.10% of its Management Fee on each fund through September 30, 2021. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2019 unless changed with approval of the Board of Trustees.

TIAA Access ∎ Prospectus	15

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[3]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$174	$540	$930	$2,021
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$50	$158	$275	$617

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an

16	Prospectus ∎ TIAA Access

investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

TIAA Access ∎ Prospectus	17

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the
TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the United States, based on assets under management. As of December 31, 2018, TIAA’s total statutory admitted assets were approximately $303 billion; the combined assets for TIAA, CREF and other entities within the TIAA organization

18	Prospectus ∎ TIAA Access

(including TIAA-sponsored mutual funds) totaled approximately $1.1 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You

TIAA Access ∎ Prospectus	19

may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager

20	Prospectus ∎ TIAA Access

is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income.

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TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

22	Prospectus ∎ TIAA Access

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

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•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund*

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Quant Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

*

The TIAA-CREF Money Market Fund converted to a “government money market fund” on October 14, 2016. As a government money market fund, the fund is required to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. A government money market fund is not required to impose liquidity fees or redemption gates, and the fund does not currently intend to impose such fees and/or gates.

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

The following non-TIAA-CREF Funds:

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide you with long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

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Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R-6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS Mid Cap Value Fund (R6 Shares)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and

26	Prospectus ∎ TIAA Access

transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Fund (Institutional Shares)

The Fund seeks capital appreciation.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. Generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. Invests primarily in small-cap growth companies. The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio. The fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Small companies tend to be riskier than large companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

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Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and reasonable current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within

28	Prospectus ∎ TIAA Access

30% of the average duration of the domestic bond market as a whole. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class). Advisors is a subsidiary of TIAA. American Beacon Advisers, Inc. (“American Beacon”) manages the assets of American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. J.P. Morgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R-6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS Mid Cap Value Fund (R6 Shares). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Fund (Institutional Shares). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index

TIAA Access ∎ Prospectus	29

Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund (Institutional Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard Total Bond Market Index Fund (Institutional Shares). Arrowpoint Partners, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of Western Asset Core Plus Bond Fund (Class IS). Advisors, American Beacon, Ariel Investments, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, JPMIM, Lazard, Legg Mason, Lord Abbett, MFS, Nationwide, Parnassus, T. Rowe Price®, and Vanguard Fund Advisors are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from

30	Prospectus ∎ TIAA Access

the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you (through salary reduction) and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your

TIAA Access ∎ Prospectus	31

employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement

32	Prospectus ∎ TIAA Access

plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your

TIAA Access ∎ Prospectus	33

employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally does not restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

34	Prospectus ∎ TIAA Access

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your

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completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii):	investment income and capital gains distributed to the investment account; less

		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.

(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contract owners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value

36	Prospectus ∎ TIAA Access

of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Currently, transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)

an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

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Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Currently, these transfers do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least

38	Prospectus ∎ TIAA Access

$1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but depending upon your employer’s plan type and provisions, hardship withdrawals might be from contributions only, and not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

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Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2 ). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs

40	Prospectus ∎ TIAA Access

are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the Templeton Global Bond Fund and the Vanguard® Emerging Markets Stock Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the

TIAA Access ∎ Prospectus	41

effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

42	Prospectus ∎ TIAA Access

●	payments under a fixed-period annuity; and

●	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “good order.” If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the
TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

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Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

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Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

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For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a one-life or two-life annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or lesser than the amount of the last payment during the Income Test Drive.

State regulatory approval may be pending for the Income Test Drive and it may not currently be available in your state. We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of

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your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the

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preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have

48	Prospectus ∎ TIAA Access

already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

TIAA Access ∎ Prospectus	49

Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

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Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

TIAA Access ∎ Prospectus	51

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

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TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes on qualified contracts range from 0% to 1% depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or

TIAA Access ∎ Prospectus	53

effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $19,000 per year ($25,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $19,000 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $19,000 limit is increased to $25,000 for employees of state and local governments who are age 50 or older.

Note that the dollar amounts listed above are for 2019; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from retirement plans must begin by April 1 of the year after the year you reach age 70 1/2 , or if later, retirement. Other minimum distribution requirements apply to beneficiaries of

54	Prospectus ∎ TIAA Access

deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from

TIAA Access ∎ Prospectus	55

your contract, or from any applicable payment, and pay it directly to the IRS. For 2019, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,400,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Changes to Hardship Distribution Rules. The Bipartisan Budget Act of 2018 made several changes to the hardship rules, including the deletion of the 6-month prohibition on contributions following a hardship distribution. The Act also eliminated the requirement that participants take available plan loans before requesting hardship distributions. These changes are effective for plan years beginning after December 31, 2018. The IRS has issued proposed regulations with respect to these provisions. The proposed regulations include amounts related to federally declared disasters to the expenses that are deemed to be made on account of an immediate and heavy financial need and make other clarifications to the hardship provisions.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

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Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of

TIAA Access ∎ Prospectus	57

retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

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Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF

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Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $5,622,775.11, $4,882,314, and $3,746,174 in fees to Services for fiscal years 2018, 2017, and 2016 respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-3

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Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Fund Sub-Account
2018		52	$39.04	$38.72
2017		41	$37.54	$39.04
2016		44	$36.18	$37.54
2015		42	$36.08	$36.18
2014		38	$34.24	$36.08
2013		34	$34.77	$34.24
2012		37	$32.54	$34.77
2011		34	$30.62	$32.54
2010		23	$28.76	$30.62
2009		12	$27.13	$28.76

TIAA-CREF Bond Index Fund Sub-Account
2018		12	$29.42	$29.28
2017		12	$28.58	$29.42
2016		15	$28.04	$28.58
2015		14	$28.01	$28.04
2014		16	$26.58	$28.01
2013		7	$27.34	$26.58
2012		2	$26.37	$27.34
2011	(b)	0	$25.00	$26.37

TIAA-CREF Bond Plus Fund Sub-Account
2018		297	$39.21	$38.94
2017		221	$37.58	$39.21
2016		180	$36.06	$37.58
2015		88	$36.00	$36.06
2014		69	$34.18	$36.00
2013		46	$34.56	$34.18
2012		39	$32.01	$34.56
2011		26	$30.09	$32.01
2010		14	$27.87	$30.09
2009		4	$25.37	$27.87

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2018		18	$27.32	$22.27
2017		16	$18.87	$27.32
2016		13	$17.88	$18.87
2015		10	$20.61	$17.88
2014		8	$22.45	$20.61
2013		5	$22.63	$22.45
2012		2	$18.87	$22.63

TIAA Access ∎ Prospectus	63

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2018		5		$26.98	$22.95
2017		9		$19.72	$26.98
2016		7		$17.84	$19.72
2015		6		$21.04	$17.84
2014		2		$21.83	$21.04
2013		0	^	$22.66	$21.83
2012		0	^	$19.19	$22.66
2011	(b)	0		$25.00	$19.19

TIAA-CREF Equity Index Fund Sub-Account
2018		118		$55.93	$52.77
2017		124		$46.39	$55.93
2016		71		$41.33	$46.39
2015		48		$41.33	$41.33
2014		24		$36.89	$41.33
2013		22		$27.77	$36.89
2012		21		$23.98	$27.77
2011		20		$23.85	$23.98
2010		21		$20.50	$23.85
2009		19		$16.05	$20.50

TIAA-CREF Growth & Income Fund Sub-Account
2018		193		$65.25	$60.34
2017		184		$52.88	$65.25
2016		160		$48.91	$52.88
2015		143		$47.48	$48.91
2014		153		$42.86	$47.48
2013		174		$32.05	$42.86
2012		190		$27.65	$32.05
2011		125		$26.98	$27.65
2010		128		$23.94	$26.98
2009		98		$18.95	$23.94

64	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF High-Yield Fund Sub-Account
2018	115	$50.06	$48.50
2017	115	$47.59	$50.06
2016	97	$41.03	$47.59
2015	58	$42.81	$41.03
2014	72	$41.96	$42.81
2013	66	$39.70	$41.96
2012	46	$34.86	$39.70
2011	31	$32.99	$34.86
2010	18	$28.91	$32.99
2009	7	$20.47	$28.91

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2018	10	$35.72	$35.39
2017	7	$35.27	$35.72
2016	8	$34.18	$35.27
2015	10	$34.90	$34.18
2014	7	$33.90	$34.90
2013	7	$37.31	$33.90
2012	7	$35.19	$37.31
2011	13	$31.19	$35.19
2010	6	$29.53	$31.19
2009	3	$27.08	$29.53

TIAA-CREF International Equity Fund Sub-Account
2018	872	$33.35	$25.42
2017	693	$25.20	$33.35
2016	514	$25.21	$25.20
2015	395	$25.63	$25.21
2014	323	$27.98	$25.63
2013	275	$22.66	$27.98
2012	218	$17.33	$22.66
2011	113	$22.77	$17.33
2010	69	$19.07	$22.77
2009	38	$14.52	$19.07

TIAA Access ∎ Prospectus	65

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Index Fund Sub-Account
2018	858	$32.05	$27.68
2017	806	$25.69	$32.05
2016	680	$25.49	$25.69
2015	571	$25.73	$25.49
2014	552	$27.36	$25.73
2013	512	$22.53	$27.36
2012	452	$19.00	$22.53
2011	317	$21.72	$19.00
2010	259	$20.27	$21.72
2009	125	$15.72	$20.27

TIAA-CREF Large-Cap Growth Fund Sub-Account
2018	110	$69.04	$68.76
2017	79	$51.56	$69.04
2016	58	$52.24	$51.56
2015	41	$48.05	$52.24
2014	24	$43.40	$48.05
2013	24	$31.18	$43.40
2012	24	$26.78	$31.18
2011	13	$26.47	$26.78
2010	5	$23.50	$26.47
2009	4	$17.49	$23.50

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2018	61	$66.69	$65.36
2017	65	$51.50	$66.69
2016	51	$48.33	$51.50
2015	37	$45.97	$48.33
2014	30	$40.87	$45.97
2013	29	$30.79	$40.87
2012	23	$26.84	$30.79
2011	21	$26.29	$26.84
2010	12	$22.67	$26.29
2009	15	$16.60	$22.67

66	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Value Fund Sub-Account
2018	684		$45.84	$39.20
2017	672		$40.92	$45.84
2016	610		$34.66	$40.92
2015	490		$36.53	$34.66
2014	415		$33.62	$36.53
2013	364		$25.12	$33.62
2012	265		$21.08	$25.12
2011	129		$22.45	$21.08
2010	77		$19.09	$22.45
2009	31		$14.65	$19.09

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2018	257		$46.32	$42.27
2017	264		$40.95	$46.32
2016	306		$35.08	$40.95
2015	201		$36.64	$35.08
2014	98		$32.46	$36.64
2013	70		$24.64	$32.46
2012	47		$21.09	$24.64
2011	38		$21.12	$21.09
2010	36		$18.39	$21.12
2009	24		$15.43	$18.39

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2018	69		$40.59	$38.85
2017	52		$36.37	$40.59
2016	54		$34.45	$36.37
2015	25		$34.52	$34.45
2014	27		$33.18	$34.52
2013	19		$30.34	$33.18
2012	5		$27.33	$30.34
2011	8		$26.71	$27.33
2010	0	^	$24.25	$26.71
2009	0	^	$20.94	$24.25

TIAA Access ∎ Prospectus	67

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2018	191	$42.61	$40.76
2017	131	$37.96	$42.61
2016	117	$35.90	$37.96
2015	96	$35.93	$35.90
2014	93	$34.50	$35.93
2013	77	$30.95	$34.50
2012	69	$27.59	$30.95
2011	38	$27.26	$27.59
2010	31	$24.49	$27.26
2009	19	$20.58	$24.49

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2018	240	$42.96	$40.88
2017	219	$37.90	$42.96
2016	181	$35.78	$37.90
2015	174	$35.79	$35.78
2014	216	$34.31	$35.79
2013	192	$30.25	$34.31
2012	146	$26.78	$30.25
2011	105	$26.70	$26.78
2010	71	$23.80	$26.70
2009	47	$19.68	$23.80

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2018	573	$43.47	$41.03
2017	449	$37.77	$43.47
2016	387	$35.58	$37.77
2015	330	$35.59	$35.58
2014	323	$34.09	$35.59
2013	285	$29.39	$34.09
2012	162	$25.76	$29.39
2011	81	$25.95	$25.76
2010	66	$22.98	$25.95
2009	33	$18.72	$22.98

68	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2018	712	$44.11	$41.26
2017	525	$37.74	$44.11
2016	426	$35.43	$37.74
2015	347	$35.46	$35.43
2014	319	$33.97	$35.46
2013	247	$28.60	$33.97
2012	167	$24.85	$28.60
2011	80	$25.29	$24.85
2010	55	$22.29	$25.29
2009	47	$17.86	$22.29

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2018	684	$44.55	$41.21
2017	487	$37.54	$44.55
2016	396	$35.13	$37.54
2015	318	$35.16	$35.13
2014	252	$33.73	$35.16
2013	203	$27.75	$33.73
2012	138	$23.92	$27.75
2011	77	$24.60	$23.92
2010	52	$21.55	$24.60
2009	25	$17.04	$21.55

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2018	684	$45.73	$41.87
2017	523	$37.93	$45.73
2016	455	$35.44	$37.93
2015	333	$35.51	$35.44
2014	292	$34.08	$35.51
2013	248	$27.44	$34.08
2012	166	$23.49	$27.44
2011	76	$24.42	$23.49
2010	61	$21.29	$24.42
2009	27	$16.63	$21.29

TIAA Access ∎ Prospectus	69

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2018	675	$47.26	$42.85
2017	542	$38.62	$47.26
2016	468	$36.00	$38.62
2015	341	$36.13	$36.00
2014	293	$34.68	$36.13
2013	248	$27.58	$34.68
2012	168	$23.57	$27.58
2011	99	$24.56	$23.57
2010	75	$21.37	$24.56
2009	51	$16.69	$21.37

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2018	619	$45.91	$41.31
2017	467	$37.30	$45.91
2016	364	$34.67	$37.30
2015	238	$34.79	$34.67
2014	202	$33.40	$34.79
2013	143	$26.58	$33.40
2012	93	$22.71	$26.58
2011	42	$23.67	$22.71
2010	21	$20.61	$23.67
2009	8	$16.11	$20.61

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2018	554	$45.61	$40.94
2017	431	$36.93	$45.61
2016	332	$34.32	$36.93
2015	195	$34.41	$34.32
2014	151	$33.05	$34.41
2013	104	$26.30	$33.05
2012	62	$22.47	$26.30
2011	27	$23.41	$22.47
2010	12	$20.40	$23.41
2009	5	$15.97	$20.40

70	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2018		66		$45.28	$40.63
2017		29		$36.61	$45.28
2016		9		$33.97	$36.61
2015		3		$34.08	$33.97
2014		2		$32.73	$34.08
2013		1		$26.05	$32.73
2012	(c)	0	^	$25.22	$26.05

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2018		15		$31.55	$28.25
2017		4		$25.48	$31.55
2016	(e)	0	^	$24.58	$25.48

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2018		142		$58.39	$53.37
2017		128		$46.47	$58.39
2016		121		$45.78	$46.47
2015		103		$46.28	$45.78
2014		92		$43.15	$46.28
2013		94		$31.69	$43.15
2012		113		$26.99	$31.69
2011		60		$28.60	$26.99
2010		36		$22.36	$28.60
2009		16		$15.29	$22.36

TIAA-CREF Mid-Cap Value Fund Sub-Account
2018		474		$51.30	$43.84
2017		456		$46.37	$51.30
2016		518		$39.67	$46.37
2015		449		$42.11	$39.67
2014		410		$37.48	$42.11
2013		382		$28.40	$37.48
2012		364		$24.47	$28.40
2011		275		$25.13	$24.47
2010		224		$20.83	$25.13
2009		98		$15.23	$20.83

TIAA Access ∎ Prospectus	71

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Money Market Fund Sub-Account
2018		48		$26.09	$26.42
2017		33		$26.01	$26.09
2016		2		$26.05	$26.01
2015		2		$26.16	$26.05
2014		8		$26.28	$26.16
2013		9		$26.39	$26.28
2012		8		$26.50	$26.39
2011		9		$26.61	$26.50
2010		6		$26.71	$26.61
2009		0	^	$26.70	$26.71

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2018	(q)	317		$54.09	$47.40
2017		316		$47.24	$54.09
2016		285		$39.55	$47.24
2015		192		$39.67	$39.55
2014		174		$37.27	$39.67
2013		139		$26.75	$37.27
2012		145		$23.55	$26.75
2011		84		$24.62	$23.55
2010		54		$19.40	$24.62
2009		14		$15.35	$19.40

TIAA-CREF Real Estate Securities Fund Sub-Account
2018		488		$37.24	$35.58
2017		395		$33.31	$37.24
2016		359		$32.06	$33.31
2015		253		$30.78	$32.06
2014		207		$24.13	$30.78
2013		167		$23.83	$24.13
2012		134		$20.03	$23.83
2011		82		$18.81	$20.03
2010		57		$14.41	$18.81
2009		25		$11.62	$14.41

72	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF S&P 500 Index Fund Sub-Account
2018	120	$55.54	$52.83
2017	129	$45.81	$55.54
2016	99	$41.14	$45.81
2015	82	$40.77	$41.14
2014	80	$36.05	$40.77
2013	64	$27.38	$36.05
2012	43	$23.73	$27.38
2011	28	$23.37	$23.73
2010	17	$20.43	$23.37
2009	16	$16.23	$20.43

TIAA-CREF Short-Term Bond Fund Sub-Account
2018	94	$32.20	$32.53
2017	107	$31.75	$32.20
2016	87	$31.25	$31.75
2015	86	$31.09	$31.25
2014	95	$30.92	$31.09
2013	86	$30.95	$30.92
2012	79	$29.97	$30.95
2011	79	$29.34	$29.97
2010	55	$28.13	$29.34
2009	32	$26.73	$28.13

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2018	369	$53.86	$47.80
2017	261	$47.11	$53.86
2016	269	$38.93	$47.11
2015	245	$40.79	$38.93
2014	216	$38.97	$40.79
2013	208	$28.16	$38.97
2012	120	$24.26	$28.16
2011	106	$25.42	$24.26
2010	102	$20.14	$25.42
2009	58	$15.96	$20.14

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Social Choice Equity Fund Sub-Account
2018		223		$54.00	$50.78
2017		134		$44.85	$54.00
2016		107		$39.69	$44.85
2015		79		$40.85	$39.69
2014		81		$36.89	$40.85
2013		84		$27.58	$36.89
2012		50		$24.30	$27.58
2011		36		$24.42	$24.30
2010		33		$21.17	$24.42
2009		14		$16.06	$21.17

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2018		44		$41.26	$34.95
2017	(o)	38		$31.61	$41.26
2016		28		$31.43	$31.61
2015		26		$31.75	$31.43
2014		16		$32.66	$31.75
2013		13		$27.22	$32.66
2012		0	^	$22.86	$27.22
2011		0		$26.50	$22.86
2010		0		$24.27	$26.50
2009		0		$17.47	$24.27

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2018		5		$54.16	$52.48
2017	(o)	3		$45.14	$54.16
2016		3		$39.89	$45.14
2015		1		$40.04	$39.89
2014		1		$36.07	$40.04
2013		0		$27.40	$36.07
2012		0		$24.40	$27.40
2011		0		$22.84	$24.40
2010		0		$20.19	$22.84
2009		0		$16.99	$20.19

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2018		65	$27.80	$23.90
2017		58	$20.44	$27.80
2016		50	$18.32	$20.44
2015		33	$21.86	$18.32
2014		15	$22.34	$21.86
2013		5	$23.16	$22.34
2012		4	$19.53	$23.16
2011	(b)	0	$25.00	$19.53

Dodge & Cox International Stock Fund Sub-Account
2018		32	$34.15	$27.88
2017		44	$27.67	$34.15
2016		40	$25.68	$27.67
2015		42	$29.10	$25.68
2014		27	$29.21	$29.10
2013		14	$23.23	$29.21
2012		6	$19.28	$23.23
2011	(b)	0	$25.00	$19.28

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2018		34	$76.21	$79.14
2017		22	$55.54	$76.21
2016		13	$54.25	$55.54
2015		17	$49.50	$54.25
2014		13	$45.74	$49.50
2013		12	$31.81	$45.74
2012		14	$27.18	$31.81
2011		12	$27.69	$27.18
2010		5	$23.92	$27.69
2009		3	$15.67	$23.92

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2018		24	$26.45	$22.50
2017	(f)	24	$20.21	$26.45
2016		17	$18.17	$20.21
2015		15	$21.56	$18.17
2014	(d)	18	$21.54	$21.56
2013		13	$22.78	$21.54
2012		5	$19.26	$22.78
2011	(b)	0	$25.00	$19.26

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2018		19		$48.40	$47.03
2017	(g)	12		$39.50	$48.40
2016		10		$35.32	$39.50
2015		10		$37.09	$35.32
2014		10		$35.85	$37.09
2013		7		$24.95	$35.85
2012		6		$21.81	$24.95
2011	(b)	0		$25.00	$21.81

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2018		8		$28.49	$28.68
2017	(g)	8		$28.15	$28.49
2016		9		$27.95	$28.15
2015		7		$27.65	$27.95
2014		7		$26.63	$27.65
2013		4		$27.60	$26.63
2012		5		$27.00	$27.60
2011	(b)	0	^	$25.00	$27.00

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2018		11		$52.00	$41.55
2017		14		$43.71	$52.00
2016		14		$37.74	$43.71
2015		14		$39.41	$37.74
2014		13		$37.22	$39.41
2013		2		$26.32	$37.22
2012		1		$22.94	$26.32
2011	(b)	0		$25.00	$22.94

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2018		72		$50.71	$44.31
2017	(h)	78		$45.56	$50.71
2016		53		$36.72	$45.56
2015		42		$38.73	$36.72
2014		23		$35.24	$38.73
2013		10		$25.95	$35.24
2012		9		$21.99	$25.95
2011	(b)	0		$25.00	$21.99

76	Prospectus ∎ TIAA Access

(concluded)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2018		89	$44.37	$42.69
2017	(g)	101	$38.82	$44.37
2016		82	$35.13	$38.82
2015		65	$35.27	$35.13
2014		50	$32.26	$35.27
2013		35	$27.08	$32.26
2012		25	$24.16	$27.08
2011	(b)	0	$25.00	$24.16

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2018		162	$43.68	$42.85
2017	(p)	171	$41.02	$43.68
2016		89	$39.32	$41.02
2015		62	$38.98	$39.32
2014		41	$36.36	$38.98
2013		35	$36.91	$36.36
2012		27	$34.20	$36.91
2011		20	$32.19	$34.20
2010		10	$28.88	$32.19
2009		5	$23.02	$28.88

^	Less than $1,000.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations November 5, 2012.
(d)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal share class to the Admiral share class.
(e)	Sub-Account commenced operations August 3, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(q)	Effective August 1, 2018 the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.

TIAA Access ∎ Prospectus	77

PROSPECTUS — LEVEL 4

MAY 1, 2019

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2019. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the underlying mutual funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on the fund’s website and/or TIAA’s website (TIAA.org), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the funds electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. Your election to receive reports in paper will apply to all funds available under your contract.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Fund
∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Bond Plus Fund
∎	TIAA-CREF Emerging Markets Equity Fund

(list of Funds is continued on page 2)

∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Quant Small-Cap Equity Fund*
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

∎	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund†
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R6 Shares)
∎	Lord Abbett High Yield Fund (Class R-6)
∎	MFS Mid Cap Value Fund (R6 Shares)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Fund (Institutional Shares)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Institutional Large-Cap Growth Fund
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small Cap Equity-Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small Cap-Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you. In some contracts, this person is referred to as the second annuitant.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

TIAA Access ∎ Prospectus	5

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund,
TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap

6	Prospectus ∎ TIAA Access

Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day as well as the last day of each calendar month.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Fund

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Bond Plus Fund

TIAA Access ∎ Prospectus	7

●	TIAA-CREF Emerging Markets Equity Fund

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund and 2060 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Quant Small-Cap Equity Fund*

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

●	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund†

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R6 Shares)

●	Lord Abbett High Yield Fund (Class R-6)

●	MFS Mid Cap Value Fund (R6 Shares)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

8	Prospectus ∎ TIAA Access

●	Parnassus Fund (Institutional Shares)

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Institutional Large-Cap Growth Fund

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund (Institutional Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

TIAA Access ∎ Prospectus	9

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.70%
Total separate account annual charges	2.00%	0.75%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of

10	Prospectus ∎ TIAA Access

your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.04%	1.25%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2019 to September 30, 2021)‡	0.04%	1.25%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2019; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2018; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2019 (the expenses reflected in the table are for the fiscal year ended March 31, 2018); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2019 (the expenses reflected in the table are for the fiscal year ended April 30, 2018); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2018; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2018; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2018; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2018; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2018; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2018; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2018; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2018; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30,2018; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31,2018; most recently ended fiscal year for the Parnassus Fund is December 31, 2018; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2018; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2019; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2018; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2018. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and

TIAA Access ∎ Prospectus	11

certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Fund[1]	0.29%	—	0.01%	—	0.30%	—	0.30%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.02%	—	0.12%	—	0.12%
TIAA-CREF Bond Plus Fund[1]	0.29%	—	0.01%	—	0.30%	—	0.30%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.07%	—	0.91%	—	0.91%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.06%	—	0.20%	—	0.20%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.45%	—	0.03%	—	0.48%	—	0.48%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Growth Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Large-Cap Value Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.42%	—	0.07%	0.03%	0.52%	0.15%	0.37%
● Lifecycle 2010 Fund[2]	0.42%	—	0.04%	0.03%	0.49%	0.12%	0.37%
● Lifecycle 2015 Fund[2]	0.43%	—	0.04%	0.03%	0.50%	0.12%	0.38%
● Lifecycle 2020 Fund[2]	0.44%	—	0.03%	0.03%	0.50%	0.11%	0.39%
● Lifecycle 2025 Fund[2]	0.45%	—	0.04%	0.03%	0.52%	0.11%	0.41%
● Lifecycle 2030 Fund[2]	0.47%	—	0.03%	0.03%	0.53%	0.11%	0.42%
● Lifecycle 2035 Fund[2]	0.48%	—	0.03%	0.03%	0.54%	0.11%	0.43%
● Lifecycle 2040 Fund[2]	0.49%	—	0.03%	0.03%	0.55%	0.11%	0.44%
● Lifecycle 2045 Fund[2]	0.49%	—	0.04%	0.03%	0.56%	0.11%	0.45%
● Lifecycle 2050 Fund[2]	0.50%	—	0.04%	0.03%	0.57%	0.12%	0.45%
● Lifecycle 2055 Fund[2]	0.50%	—	0.06%	0.03%	0.59%	0.14%	0.45%
● Lifecycle 2060 Fund[2]	0.50%	—	0.26%	0.03%	0.79%	0.34%	0.45%

12	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%
TIAA-CREF Mid-Cap Value Fund[1]	0.41%	—	0.01%	—	0.42%	—	0.42%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.05%	—	0.15%	—	0.15%
TIAA-CREF Quant Small-Cap Equity Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Real Estate Securities Fund[1]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.02%	—	0.17%	—	0.17%
American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)	0.75%	—	0.31%	—	1.06%	0.25%	0.81%
American Funds EuroPacific Growth Fund (Class R-6)	0.41%	—	0.08%	—	0.49%	—	0.49%
American Funds Washington Mutual Investors Fund (Class R-6)	0.23%	—	0.06%	—	0.29%	—	0.29%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.13%	—	0.82%	—	0.82%
Champlain Mid Cap Fund (Institutional Shares)	0.71%	—	0.19%	—	0.90%	—	0.90%
Delaware Emerging Markets Fund (Class R-6)	1.14%	—	0.12%	—	1.26%	0.01%	1.25%
DFA Emerging Markets Portfolio (Institutional Class)	0.52%	—	0.05%	—	0.57%	0.10%	0.47%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	0.02%	0.74%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.06%	—	0.81%	0.01%	0.80%
Lord Abbett High Yield Fund (Class R-6)	0.52%	—	0.08%	—	0.60%	—	0.60%
MFS Mid Cap Value Fund (R6 Shares)	0.66%	—	0.03%	—	0.69%	—	0.69%
Nationwide Geneva Small Cap Growth Fund (Class R6)	0.78%	—	0.08%	—	0.86%	—	0.86%
Parnassus Fund (Institutional Shares)	0.61%	—	0.08%	—	0.69%	—	0.69%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.08%	0.07%	0.63%	0.07%	0.56%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.02%	—	0.66%	—	0.66%
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.07%	—	0.03%	—	0.10%	—	0.10%
Vanguard® Equity Income Fund (Admiral Shares)	0.16%	—	0.02%	—	0.18%	—	0.18%
Vanguard® Explorer Fund (Admiral Shares)	0.31%	—	0.01%	0.02%	0.34%	—	0.34%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Selected Value Fund (Investor Shares)	0.34%	—	0.02%	—	0.36%	—	0.36%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.04%	—	0.00%	—	0.04%	—	0.04%
Vanguard® Wellington Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.03%	—	0.43%	—	0.43%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2019; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2018; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2019 (the expenses reflected in the table are for the fiscal year ended March 31, 2018); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2019 (the expenses reflected in the table are for the fiscal year ended April 30, 2018); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2018; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2018; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2018; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2018; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2018; most recently ended fiscal year for the

14	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

JPMorgan Small Cap Value Fund is June 30, 2018; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2018; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2018; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2018; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2018; most recently ended fiscal year for the Parnassus Fund is December 31, 2018; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2018; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2018; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2019; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2018; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2018; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2018; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2018. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Quant Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2020, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Bond Fund and Bond Plus Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive 0.10% of its Management Fee on each fund through September 30, 2021. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2019 unless changed with approval of the Board of Trustees.

TIAA Access ∎ Prospectus	15

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[3]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$205	$633	$1,087	$2,345
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$81	$253	$440	$981

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an

16	Prospectus ∎ TIAA Access

investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

TIAA Access ∎ Prospectus	17

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the
TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the United States, based on assets under management. As of December 31, 2018, TIAA’s total statutory admitted assets were approximately $303 billion; the combined assets for TIAA, CREF and other entities within the TIAA organization

18	Prospectus ∎ TIAA Access

(including TIAA-sponsored mutual funds) totaled approximately $1.1 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You

TIAA Access ∎ Prospectus	19

may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager

20	Prospectus ∎ TIAA Access

is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income.

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TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

22	Prospectus ∎ TIAA Access

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

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•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund*

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Quant Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

*

The TIAA-CREF Money Market Fund converted to a “government money market fund” on October 14, 2016. As a government money market fund, the fund is required to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. A government money market fund is not required to impose liquidity fees or redemption gates, and the fund does not currently intend to impose such fees and/or gates.

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

The following non-TIAA-CREF Funds:

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide you with long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

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Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R-6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS Mid Cap Value Fund (R6 Shares)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and

26	Prospectus ∎ TIAA Access

transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Fund (Institutional Shares)

The Fund seeks capital appreciation.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. Generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. Invests primarily in small-cap growth companies. The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio. The fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Small companies tend to be riskier than large companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

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Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and reasonable current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within

28	Prospectus ∎ TIAA Access

30% of the average duration of the domestic bond market as a whole. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class). Advisors is a subsidiary of TIAA. American Beacon Advisers, Inc. (“American Beacon”) manages the assets of American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. J.P. Morgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R-6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS Mid Cap Value Fund (R6 Shares). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Fund (Institutional Shares). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index

TIAA Access ∎ Prospectus	29

Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund (Institutional Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard Total Bond Market Index Fund (Institutional Shares). Arrowpoint Partners, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of Western Asset Core Plus Bond Fund (Class IS). Advisors, American Beacon, Ariel Investments, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, JPMIM, Lazard, Legg Mason, Lord Abbett, MFS, Nationwide, Parnassus, T. Rowe Price®, and Vanguard Fund Advisors are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from

30	Prospectus ∎ TIAA Access

the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you (through salary reduction) and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your

TIAA Access ∎ Prospectus	31

employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement

32	Prospectus ∎ TIAA Access

plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your

TIAA Access ∎ Prospectus	33

employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally does not restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

34	Prospectus ∎ TIAA Access

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your

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completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii):	investment income and capital gains distributed to the investment account; less

		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.

(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contract owners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value

36	Prospectus ∎ TIAA Access

of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Currently, transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)

an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

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Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Currently, these transfers do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least

38	Prospectus ∎ TIAA Access

$1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but depending upon your employer’s plan type and provisions, hardship withdrawals might be from contributions only, and not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

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Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2 ). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs

40	Prospectus ∎ TIAA Access

are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the Templeton Global Bond Fund and the Vanguard® Emerging Markets Stock Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the

TIAA Access ∎ Prospectus	41

effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

42	Prospectus ∎ TIAA Access

●	payments under a fixed-period annuity; and

●	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “good order.” If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the
TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

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Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

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Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

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For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a one-life or two-life annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or lesser than the amount of the last payment during the Income Test Drive.

State regulatory approval may be pending for the Income Test Drive and it may not currently be available in your state. We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of

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your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the

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preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have

48	Prospectus ∎ TIAA Access

already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

TIAA Access ∎ Prospectus	49

Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

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Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

TIAA Access ∎ Prospectus	51

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

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TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes on qualified contracts range from 0% to 1% depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or

TIAA Access ∎ Prospectus	53

effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $19,000 per year ($25,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $19,000 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $19,000 limit is increased to $25,000 for employees of state and local governments who are age 50 or older.

Note that the dollar amounts listed above are for 2019; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from retirement plans must begin by April 1 of the year after the year you reach age 70 1/2 , or if later, retirement. Other minimum distribution requirements apply to beneficiaries of

54	Prospectus ∎ TIAA Access

deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from

TIAA Access ∎ Prospectus	55

your contract, or from any applicable payment, and pay it directly to the IRS. For 2019, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,400,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Changes to Hardship Distribution Rules. The Bipartisan Budget Act of 2018 made several changes to the hardship rules, including the deletion of the 6-month prohibition on contributions following a hardship distribution. The Act also eliminated the requirement that participants take available plan loans before requesting hardship distributions. These changes are effective for plan years beginning after December 31, 2018. The IRS has issued proposed regulations with respect to these provisions. The proposed regulations include amounts related to federally declared disasters to the expenses that are deemed to be made on account of an immediate and heavy financial need and make other clarifications to the hardship provisions.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

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Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of

TIAA Access ∎ Prospectus	57

retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

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Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF

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Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $5,622,775.11, $4,882,314, and $3,746,174 in fees to Services for fiscal years 2018, 2017, and 2016 respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-3

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Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Fund Sub-Account
2018		464		$37.78	$37.36
2017		562		$36.44	$37.78
2016		674		$35.22	$36.44
2015		535		$35.23	$35.22
2014		584		$33.54	$35.23
2013		627		$34.16	$33.54
2012		469		$32.06	$34.16
2011		434		$30.26	$32.06
2010		312		$28.51	$30.26
2009		134		$26.98	$28.51

TIAA-CREF Bond Index Fund Sub-Account
2018		38		$28.84	$28.62
2017		29		$28.10	$28.84
2016		30		$27.65	$28.10
2015		25		$27.71	$27.65
2014		28		$26.37	$27.71
2013		8		$27.20	$26.37
2012		1		$26.32	$27.20
2011	(b)	0	^	$25.00	$26.32

TIAA-CREF Bond Plus Fund Sub-Account
2018		1,795		$37.95	$37.57
2017		1,750		$36.48	$37.95
2016		1,735		$35.11	$36.48
2015		1,401		$35.15	$35.11
2014		1,417		$33.47	$35.15
2013		1,130		$33.96	$33.47
2012		913		$31.54	$33.96
2011		607		$29.74	$31.54
2010		361		$27.62	$29.74
2009		143		$25.23	$27.62

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2018		12		$26.78	$21.76
2017		16		$18.55	$26.78
2016		6		$17.64	$18.55
2015		5		$20.39	$17.64
2014		7		$22.27	$20.39
2013		2		$22.52	$22.27
2012		1		$18.83	$22.52
2011	(b)	0	^	$25.00	$18.83

TIAA Access ∎ Prospectus	63

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2018		14		$26.45	$22.42
2017		16		$19.39	$26.45
2016		13		$17.59	$19.39
2015		14		$20.80	$17.59
2014		8		$21.66	$20.80
2013		2		$22.54	$21.66
2012		1		$19.15	$22.54
2011	(b)	—		$25.00	$19.15

TIAA-CREF Equity Index Fund Sub-Account
2018		812		$54.13	$50.92
2017		897		$45.03	$54.13
2016		920		$40.24	$45.03
2015		752		$40.36	$40.24
2014		611		$36.14	$40.36
2013		504		$27.28	$36.14
2012		338		$23.63	$27.28
2011		237		$23.57	$23.63
2010		176		$20.32	$23.57
2009		104		$15.96	$20.32

TIAA-CREF Growth & Income Fund Sub-Account
2018		1,506		$63.15	$58.22
2017		1,738		$51.33	$63.15
2016		1,750		$47.61	$51.33
2015		1,686		$46.36	$47.61
2014		1,687		$41.98	$46.36
2013		1,465		$31.48	$41.98
2012		1,251		$27.25	$31.48
2011		832		$26.66	$27.25
2010		625		$23.73	$26.66
2009		444		$18.84	$23.73

TIAA-CREF High-Yield Fund Sub-Account
2018		32		$35.37	$34.17
2017		30		$33.72	$35.37
2016		27		$29.16	$33.72
2015		12		$30.52	$29.16
2014		15		$30.00	$30.52
2013		12		$28.47	$30.00
2012		5		$25.08	$28.47
2011	(b)	0	^	$25.00	$25.08

64	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2018		146	$34.57	$34.14
2017		162	$34.24	$34.57
2016		158	$33.28	$34.24
2015		169	$34.08	$33.28
2014		184	$33.20	$34.08
2013		172	$36.66	$33.20
2012		197	$34.68	$36.66
2011		138	$30.82	$34.68
2010		76	$29.27	$30.82
2009		43	$26.93	$29.27

TIAA-CREF International Equity Fund Sub-Account
2018		9,073	$32.27	$24.53
2017		9,059	$24.46	$32.27
2016		7,305	$24.54	$24.46
2015		7,233	$25.02	$24.54
2014		6,664	$27.40	$25.02
2013		5,532	$22.26	$27.40
2012		4,008	$17.08	$22.26
2011		2,764	$22.51	$17.08
2010		1,736	$18.90	$22.51
2009		783	$14.43	$18.90

TIAA-CREF International Equity Index Fund Sub-Account
2018		99	$32.91	$28.33
2017		91	$26.45	$32.91
2016		78	$26.33	$26.45
2015		55	$26.66	$26.33
2014		51	$28.43	$26.66
2013		42	$23.48	$28.43
2012		18	$19.87	$23.48
2011	(b)	5	$25.00	$19.87

TIAA Access ∎ Prospectus	65

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Growth Fund Sub-Account
2018		1,440		$66.82	$66.35
2017		1,410		$50.05	$66.82
2016		1,231		$50.86	$50.05
2015		1,199		$46.92	$50.86
2014		980		$42.51	$46.92
2013		859		$30.64	$42.51
2012		686		$26.39	$30.64
2011		549		$26.16	$26.39
2010		348		$23.30	$26.16
2009		188		$17.39	$23.30

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2018		20		$56.97	$55.66
2017		16		$44.13	$56.97
2016		16		$41.53	$44.13
2015		13		$39.62	$41.53
2014		5		$35.33	$39.62
2013		2		$26.70	$35.33
2012		1		$23.35	$26.70
2011	(b)	0	^	$25.00	$23.35

TIAA-CREF Large-Cap Value Fund Sub-Account
2018		5,718		$44.37	$37.82
2017		6,901		$39.72	$44.37
2016		6,803		$33.75	$39.72
2015		6,726		$35.67	$33.75
2014		6,173		$32.93	$35.67
2013		5,326		$24.68	$32.93
2012		3,645		$20.77	$24.68
2011		2,371		$22.19	$20.77
2010		1,410		$18.92	$22.19
2009		541		$14.57	$18.92

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2018		33		$49.38	$44.93
2017		23		$43.79	$49.38
2016		27		$37.63	$43.79
2015		16		$39.41	$37.63
2014		13		$35.03	$39.41
2013		13		$26.67	$35.03
2012		5		$22.89	$26.67
2011	(b)	1		$25.00	$22.89

66	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2018	587	$39.43	$37.63
2017	639	$35.44	$39.43
2016	563	$33.67	$35.44
2015	433	$33.84	$33.67
2014	379	$32.62	$33.84
2013	355	$29.92	$32.62
2012	326	$27.03	$29.92
2011	233	$26.50	$27.03
2010	107	$24.13	$26.50
2009	41	$20.90	$24.13

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2018	923	$41.24	$39.33
2017	986	$36.85	$41.24
2016	856	$34.95	$36.85
2015	904	$35.08	$34.95
2014	930	$33.80	$35.08
2013	841	$30.40	$33.80
2012	667	$27.19	$30.40
2011	396	$26.94	$27.19
2010	286	$24.27	$26.94
2009	111	$20.47	$24.27

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2018	1,718	$41.57	$39.44
2017	1,795	$36.79	$41.57
2016	1,809	$34.84	$36.79
2015	1,827	$34.95	$34.84
2014	1,818	$33.61	$34.95
2013	1,649	$29.71	$33.61
2012	1,243	$26.38	$29.71
2011	870	$26.39	$26.38
2010	524	$23.60	$26.39
2009	248	$19.56	$23.60

TIAA Access ∎ Prospectus	67

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2018	4,102	$42.07	$39.58
2017	4,238	$36.67	$42.07
2016	3,853	$34.64	$36.67
2015	3,700	$34.75	$34.64
2014	3,202	$33.39	$34.75
2013	2,535	$28.88	$33.39
2012	1,668	$25.38	$28.88
2011	991	$25.65	$25.38
2010	414	$22.78	$25.65
2009	143	$18.61	$22.78

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2018	4,818	$42.69	$39.81
2017	4,682	$36.64	$42.69
2016	4,134	$34.50	$36.64
2015	3,738	$34.63	$34.50
2014	3,231	$33.27	$34.63
2013	2,521	$28.09	$33.27
2012	1,765	$24.48	$28.09
2011	1,073	$24.99	$24.48
2010	517	$22.10	$24.99
2009	221	$17.76	$22.10

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2018	4,704	$43.12	$39.76
2017	4,368	$36.44	$43.12
2016	3,857	$34.20	$36.44
2015	3,439	$34.33	$34.20
2014	2,894	$33.03	$34.33
2013	2,276	$27.26	$33.03
2012	1,665	$23.57	$27.26
2011	1,010	$24.32	$23.57
2010	512	$21.36	$24.32
2009	170	$16.95	$21.36

68	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2018	4,470	$44.26	$40.40
2017	4,130	$36.82	$44.26
2016	3,625	$34.50	$36.82
2015	3,135	$34.68	$34.50
2014	2,706	$33.38	$34.68
2013	2,062	$26.96	$33.38
2012	1,385	$23.15	$26.96
2011	828	$24.14	$23.15
2010	349	$21.10	$24.14
2009	115	$16.53	$21.10

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2018	4,548	$45.74	$41.34
2017	4,293	$37.49	$45.74
2016	3,638	$35.05	$37.49
2015	3,145	$35.28	$35.05
2014	2,663	$33.97	$35.28
2013	2,104	$27.09	$33.97
2012	1,413	$23.23	$27.09
2011	799	$24.27	$23.23
2010	358	$21.19	$24.27
2009	110	$16.60	$21.19

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2018	4,084	$44.59	$40.01
2017	3,778	$36.34	$44.59
2016	3,271	$33.88	$36.34
2015	2,790	$34.10	$33.88
2014	2,300	$32.84	$34.10
2013	1,762	$26.21	$32.84
2012	1,137	$22.46	$26.21
2011	637	$23.48	$22.46
2010	227	$20.51	$23.48
2009	63	$16.07	$20.51

TIAA Access ∎ Prospectus	69

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2018		4,098		$44.30	$39.65
2017		3,751		$35.98	$44.30
2016		3,130		$33.54	$35.98
2015		2,516		$33.73	$33.54
2014		1,929		$32.49	$33.73
2013		1,368		$25.93	$32.49
2012		825		$22.23	$25.93
2011		417		$23.22	$22.23
2010		159		$20.30	$23.22
2009		49		$15.93	$20.30

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2018		714		$44.52	$39.83
2017		357		$36.10	$44.52
2016		94		$33.60	$36.10
2015		49		$33.81	$33.60
2014		25		$32.57	$33.81
2013		6		$25.99	$32.57
2012	(d)	0	^	$24.64	$25.99

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2018		224		$31.30	$27.94
2017		98		$25.35	$31.30
2016	(g)	4		$21.35	$25.35

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2018		1,219		$56.51	$51.50
2017		1,314		$45.11	$56.51
2016		1,307		$44.57	$45.11
2015		1,385		$45.19	$44.57
2014		1,353		$42.27	$45.19
2013		1,309		$31.13	$42.27
2012		1,042		$26.59	$31.13
2011		874		$28.27	$26.59
2010		612		$22.17	$28.27
2009		324		$15.21	$22.17

70	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Mid-Cap Value Fund Sub-Account
2018		3,265	$49.65	$42.30
2017		3,840	$45.01	$49.65
2016		4,493	$38.63	$45.01
2015		4,329	$41.12	$38.63
2014		3,905	$36.71	$41.12
2013		3,463	$27.90	$36.71
2012		2,709	$24.11	$27.90
2011		2,270	$24.83	$24.11
2010		1,522	$20.65	$24.83
2009		785	$15.14	$20.65

TIAA-CREF Money Market Fund Sub-Account
2018		185	$25.25	$25.49
2017		148	$25.25	$25.25
2016		140	$25.36	$25.25
2015		114	$25.55	$25.36
2014		110	$25.74	$25.55
2013		123	$25.93	$25.74
2012		132	$26.12	$25.93
2011		123	$26.30	$26.12
2010		82	$26.48	$26.30
2009		66	$26.55	$26.48

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2018	(q)	2,371	$52.35	$45.73
2017		2,878	$45.85	$52.35
2016		2,578	$38.51	$45.85
2015		2,019	$38.74	$38.51
2014		1,754	$36.51	$38.74
2013		1,428	$26.27	$36.51
2012		1,196	$23.21	$26.27
2011		874	$24.33	$23.21
2010		472	$19.23	$24.33
2009		165	$15.26	$19.23

TIAA Access ∎ Prospectus	71

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Real Estate Securities Fund Sub-Account
2018		3,852		$36.04	$34.33
2017		3,765		$32.33	$36.04
2016		3,481		$31.21	$32.33
2015		2,781		$30.06	$31.21
2014		2,450		$23.63	$30.06
2013		1,828		$23.41	$23.63
2012		1,439		$19.73	$23.41
2011		1,047		$18.59	$19.73
2010		704		$14.29	$18.59
2009		246		$11.55	$14.29

TIAA-CREF S&P 500 Index Fund Sub-Account
2018		50		$53.62	$50.85
2017		54		$44.37	$53.62
2016		37		$39.96	$44.37
2015		25		$39.72	$39.96
2014		20		$35.23	$39.72
2013		11		$26.84	$35.23
2012		7		$23.32	$26.84
2011	(b)	1		$25.00	$23.32

TIAA-CREF Short-Term Bond Fund Sub-Account
2018		26		$26.65	$26.84
2017		24		$26.35	$26.65
2016		18		$26.01	$26.35
2015		19		$25.96	$26.01
2014		13		$25.89	$25.96
2013		3		$26.00	$25.89
2012		0	^	$25.25	$26.00
2011	(b)	0	^	$25.00	$25.25

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2018		2,616		$52.12	$46.12
2017		2,028		$45.73	$52.12
2016		2,166		$37.90	$45.73
2015		2,200		$39.83	$37.90
2014		1,934		$38.17	$39.83
2013		1,867		$27.67	$38.17
2012		1,199		$23.91	$27.67
2011		1,029		$25.12	$23.91
2010		827		$19.97	$25.12
2009		384		$15.87	$19.97

72	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Social Choice Equity Fund Sub-Account
2018		1,066		$52.26	$49.00
2017		1,003		$43.54	$52.26
2016		975		$38.65	$43.54
2015		888		$39.89	$38.65
2014		878		$36.13	$39.89
2013		801		$27.10	$36.13
2012		501		$23.94	$27.10
2011		419		$24.13	$23.94
2010		289		$20.98	$24.13
2009		133		$15.97	$20.98

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2018		47		$39.70	$33.53
2017	(o)	32		$30.51	$39.70
2016		21		$30.43	$30.51
2015		13		$30.82	$30.43
2014		10		$31.80	$30.82
2013		6		$26.58	$31.80
2012	(e)	0	^	$23.68	$26.58

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2018		14		$50.09	$48.39
2017	(o)	13		$41.88	$50.09
2016		9		$37.11	$41.88
2015		5		$37.36	$37.11
2014		4		$33.77	$37.36
2013		2		$25.72	$33.77
2012	(c)	0	^	$24.86	$25.72

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2018		83		$27.25	$23.36
2017		81		$20.10	$27.25
2016		64		$18.07	$20.10
2015		43		$21.62	$18.07
2014		31		$22.16	$21.62
2013		22		$23.05	$22.16
2012		7		$19.49	$23.05
2011	(b)	1		$25.00	$19.49

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Dodge & Cox International Stock Fund Sub-Account
2018		39		$33.47	$27.25
2017		49		$27.21	$33.47
2016		52		$25.32	$27.21
2015		62		$28.78	$25.32
2014		43		$28.97	$28.78
2013		19		$23.11	$28.97
2012		6		$19.24	$23.11
2011	(b)	0	^	$25.00	$19.24

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2018		23		$62.65	$64.87
2017		16		$45.80	$62.65
2016		6		$44.86	$45.80
2015		3		$41.06	$44.86
2014		5		$38.05	$41.06
2013		8		$26.54	$38.05
2012		4		$22.75	$26.54
2011	(b)	0	^	$25.00	$22.75

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2018		18		$25.92	$21.99
2017	(h)	12		$17.92	$25.92
2016		11		$17.92	$19.87
2015		8		$21.33	$17.92
2014	(f)	5		$21.37	$21.33
2013		6		$22.66	$21.37
2012		5		$19.22	$22.66
2011	(b)	0	^	$25.00	$19.22

Vanguard Equity-Income Fund (Admiral Shares) Sub-Account
2018		0	^	$29.02	$26.35

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2018		21		$47.44	$45.96
2017	(i)	12		$38.83	$47.44
2016		12		$34.83	$38.83
2015		11		$36.68	$34.83
2014		17		$35.57	$36.68
2013		18		$24.82	$35.57
2012		7		$21.77	$24.82
2011	(b)	1		$25.00	$21.77

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2018		20		$27.93	$28.03
2017	(i)	19		$27.68	$27.93
2016		18		$27.56	$27.68
2015		2		$27.35	$27.56
2014		2		$26.42	$27.35
2013		2		$27.46	$26.42
2012		3		$26.95	$27.46
2011	(b)	0	^	$25.00	$26.95

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2018		21		$50.97	$40.61
2017		27		$42.97	$50.97
2016		26		$37.21	$42.97
2015		27		$38.98	$37.21
2014		28		$36.92	$38.98
2013		8		$26.19	$36.92
2012		0	^	$22.90	$26.19
2011	(b)	0		$25.00	$22.90

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2018		66		$49.71	$43.30
2017	(j)	68		$44.79	$49.71
2016		52		$36.21	$44.79
2015		40		$38.31	$36.21
2014		32		$34.96	$38.31
2013		30		$25.82	$34.96
2012		13		$21.95	$25.82
2011	(b)	1		$25.00	$21.95

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2018		71		$43.50	$41.72
2017	(i)	89		$38.17	$43.50
2016		91		$34.64	$38.17
2015		73		$34.88	$34.64
2014		69		$32.00	$34.88
2013		71		$26.94	$32.00
2012		15		$24.11	$26.94
2011	(b)	0	^	$25.00	$24.11

TIAA Access ∎ Prospectus	75

Separate account condensed financial information TIAA Access	(concluded)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2018		48		$32.41	$31.69
2017	(p)	48		$30.52	$32.41
2016		42		$29.34	$30.52
2015		18		$29.18	$29.34
2014		17		$27.30	$29.18
2013		15		$27.80	$27.30
2012		5		$25.83	$27.80
2011	(b)	0	^	$25.00	$25.83

^	Less than $1,000.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations July 19, 2012.
(d)	Sub-Account commenced operations August 10, 2012.
(e)	Sub-Account commenced operations August 31, 2012.
(f)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal shares class to the Admiral share class.
(g)	Sub-Account commenced operations January 22, 2016.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(i)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(j)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(q)	Effective August 1, 2018 the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.

76	Prospectus ∎ TIAA Access

Statement of Additional Information

Teachers Insurance and Annuity Association of America

TIAA Access

Individual and group variable annuity contracts

Funded through

TIAA Separate Account VA-3

MAY 1, 2019

This Statement of Additional Information is not a prospectus and should be read in connection with the current prospectus dated May 1, 2019 (the “Prospectus”), for the Individual and Group Variable Annuity contracts funded through TIAA Separate Account VA-3. The Prospectus is available without charge by writing Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206 or calling us toll-free at 877-518-9161. Terms used in the Prospectus are incorporated by reference into this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

Experts	B-3

Additional information	B-3

Management related service contracts	B-3

Financial statements	B-3

Variable annuity payments

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Retirement Income Fund. The amount of variable annuity payments we pay will depend upon the number and value of your annuity units in the investment account. The number of annuity units is first determined on the day before the annuity payments begin. The amount of the annuity payments will change according to the income change method chosen.

Number of annuity units payable. When a contract owner or beneficiary starts receiving variable annuity payments, the number of annuity units payable from the investment account under an income change method will be determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method, and a factor that represents the present value of an annuity that continues for as long as annuity payments would need to be paid under the annuity option chosen.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then current settlement mortality schedules for the separate account. Contract owners bear no mortality risk under their contracts after annuity payments begin—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments. The number of annuity units for the investment account and income change method remains fixed unless there is a transfer of annuity units or you change your income change method. The number of annuity units payable from the investment account and income change method under your contract will be reduced by the number of annuity units you transfer out of the investment account or income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make to the investment account and income change method.

Calculating annuity unit values. The annuity unit value for the investment account is calculated separately for each income change method for each business day. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4% assumed investment return. We further adjust the annuity unit value to reflect the fact that annuity payment amounts are redetermined only once a month or once a year (depending on the income change method chosen). The purpose of the adjustment is to equitably apportion any account gains or losses among those contract owners who receive annuity income for the entire period between valuation dates and those who start or stop receiving annuity income between the two dates. In general, from period to period your payments will increase if the net performance of the investment account is greater than a 4% net annual rate of return and decrease if the net performance is less than a 4% net annual rate of return.

For participants under the annual income change method, the value of the annuity unit for payments remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right to modify the specific dates that payments will change and the associated payment valuation date. We also can modify or stop offering the annual or monthly income change methods.

General matters

Assignment of contracts

Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits based on incorrect information

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

B-2	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.

State regulation

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Financial Services (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Department of Financial Services. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Meredith Kornreich, Senior Managing Director & General Counsel, TIAA Financial Solutions. Eversheds Sutherland (US) LLP has provided advice on certain matters relating to the federal securities laws.

Experts

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the TIAA Separate Account VA-3. PricewaterhouseCoopers LLP is also the independent registered public accounting firm of Teachers Insurance and Annuity Association of America.

Separate account financial statements

The financial statements of TIAA Separate Account VA-3 as of December 31, 2018 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 214 N. Tryon St, Suite 4200, Charlotte, NC 28202, given on the authority of said firm as experts in auditing and accounting.

Teachers Insurance and Annuity Association of America statutory basis financial statements

The statutory basis financial statements as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

Management related service contracts

We have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account.

TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan Chase Bank, N.A. will provide certain custodial settlement and other associated services to the separate account. JPMorgan Chase Bank, N.A.’s principal business address is 270 Park Avenue, New York, NY 10017.

Financial statements

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-3

B-4	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Report of independent registered public accounting firm

To the Board of Trustees of Teachers Insurance and Annuity Association and the Contractowners of TIAA Separate Account VA-3

Opinions on the financial statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA Separate Account VA-3 indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the TIAA Separate Account VA-3 as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Bond Fund(1)	TIAA-CREF S&P 500 Index Fund(1)

TIAA-CREF Bond Index Fund(1)	TIAA-CREF Short-Term Bond Fund(1)

TIAA-CREF Bond Plus Fund(1)	TIAA-CREF Small-Cap Blend Index Fund(1)

TIAA-CREF Emerging Markets Equity Fund(1)	TIAA-CREF Social Choice Equity Fund(1)

TIAA-CREF Emerging Markets Equity Index Fund(1)	American Beacon Bridgeway Large Cap Growth Fund (Institutional Class)(2)

TIAA-CREF Equity Index Fund(1)	American Funds EuroPacific Growth Fund (Class R-6)(1)

TIAA-CREF Growth & Income Fund(1)	American Funds Washington Mutual Investors Fund (Class R-6)(1)

TIAA-CREF High-Yield Fund(1)	Ariel Appreciation Fund (Institutional Class)(3)

TIAA-CREF Inflation-Linked Bond Fund(1)	Champlain Mid Cap Fund (Institutional Class)(4)

TIAA-CREF International Equity Fund(1)	Delaware Emerging Markets Fund (Class R-6)(4)

TIAA-CREF International Equity Index Fund(1)	DFA Emerging Markets Portfolio (Institutional Class)(1)

TIAA-CREF Large-Cap Growth Fund(1)	Dodge & Cox International Stock Fund(1)

TIAA-CREF Large-Cap Growth Index Fund(1)	JPMorgan Small-Cap Value Fund (Class R-6)(4)

TIAA-CREF Large-Cap Value Fund(1)	Lazard International Equity Portfolio (R6 Shares)(4)

TIAA-CREF Large-Cap Value Index Fund(1)	Lord Abbett High Yield Fund (Class R-6)(4)

TIAA-CREF Lifecycle Retirement Income Fund(1)	MFS Mid-Cap Value Fund (Class R-6)(4)

TIAA-CREF Lifecycle 2010 Fund(1)	Nationwide Geneva Small Cap Growth Fund (Class R6)(3)

TIAA-CREF Lifecycle 2015 Fund(1)	Parnassus Fund (Institutional Class)(4)

TIAA-CREF Lifecycle 2020 Fund(1)	T. Rowe Price Institutional Large-Cap Growth Fund(1)

TIAA-CREF Lifecycle 2025 Fund(1)	T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (I Class)(4)

TIAA-CREF Lifecycle 2030 Fund(1)	Templeton Global Bond Fund (Class R-6)(3)

TIAA-CREF Lifecycle 2035 Fund(1)	Vanguard 500 Index Fund (Admiral Shares)(4)

TIAA-CREF Lifecycle 2040 Fund(1)	Vanguard Emerging Markets Stock Index Fund (Institutional Shares)(1)

TIAA-CREF Lifecycle 2045 Fund(1)	Vanguard Equity-Income Fund (Admiral Shares)(4)

TIAA-CREF Lifecycle 2050 Fund(1)	Vanguard Explorer Fund (Admiral Shares)(1)

TIAA-CREF Lifecycle 2055 Fund(1)	Vanguard Extended Market Index Fund (Institutional Shares)(4)

TIAA-CREF Lifecycle 2060 Fund(1)	Vanguard Intermediate-Term Treasury Fund (Admiral Shares)(1)

TIAA-CREF Mid-Cap Growth Fund(1)	Vanguard Selected Value Fund (Investor Shares)(1)

TIAA-CREF Mid-Cap Value Fund(1)	Vanguard Small-Cap Value Index Fund (Institutional Shares)(1)

TIAA-CREF Money Market Fund(1)	Vanguard Total Bond Market Index Fund (Institutional Shares)(4)

TIAA-CREF Quant Small-Cap Equity Fund(1)	Vanguard Wellington Fund (Admiral Shares)(1)

TIAA-CREF Real Estate Securities Fund(1)	Western Asset Core Plus Bond Fund (Class IS)(1)

(1)	Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017.
(2)

Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period January 10, 2017 (commencement of operations) through December 31, 2017.

(3)

Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period January 9, 2017 (commencement of operations) through December 31, 2017.

(4)

Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period January 6, 2017 (commencement of operations) through December 31, 2017.

Basis for opinions

These financial statements are the responsibility of the Teachers Insurance and Annuity Association management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the TIAA Separate Account VA-3 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts in the TIAA Separate Account VA-3 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-5

Report of independent registered public accounting firm	concluded

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

April 22, 2019

We have served as the auditor of one or more of the sub-accounts in TIAA Separate Account VA-3 since 2007.

B-6	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2018

	TIAA-CREF Bond Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Bond Plus Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account

ASSETS

Investments, at value	$20,104,357	$84,754,274	$102,115,129	$24,793,082	$11,664,977

Total assets	$20,104,357	$84,754,274	$102,115,129	$24,793,082	$11,664,977

NET ASSETS

Accumulation fund	$20,104,357	$84,754,274	$102,115,129	$24,793,082	$11,664,977

Net assets	$20,104,357	$84,754,274	$102,115,129	$24,793,082	$11,664,977

Investments, at cost	$20,868,122	$86,563,526	$105,686,289	$31,499,137	$13,335,633

Shares held in corresponding Funds	2,004,422	8,048,839	10,130,469	2,517,064	1,165,332

UNIT VALUE

Level 1	$40.24	$30.08	$40.46	$22.87	$23.57

Level 2	39.42	29.62	39.64	22.53	23.21

Level 3	38.72	29.28	38.94	22.27	22.95

Level 4	37.36	28.62	37.57	21.76	22.42

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2018

	TIAA-CREF Bond Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Bond Plus Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account

INVESTMENT INCOME

Dividends	$672,492	$1,903,133	$3,118,140	$134,437	$277,317

Expenses

Administrative expenses	143,440	46,089	520,937	18,327	10,894

Mortality and expense risk charges	10,763	35,375	46,739	13,859	7,549

Total expenses	154,203	81,464	567,676	32,186	18,443

Net investment income (loss)	518,289	1,821,669	2,550,464	102,251	258,874

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(225,378)	(130,015)	(638,993)	613,108	1,838,835

Capital gain distributions	—	—	—	954,422	—

Net realized gain (loss)	(225,378)	(130,015)	(638,993)	1,567,530	1,838,835

Net change in unrealized appreciation (depreciation) on investments	(568,600)	(1,424,269)	(2,499,635)	(8,008,418)	(4,449,974)

Net realized and unrealized gain (loss) on investments	(793,978)	(1,554,284)	(3,138,628)	(6,440,888)	(2,611,139)

Net increase (decrease) in net assets from operations	$(275,689)	$267,385	$(588,164)	$(6,338,637)	$(2,352,265)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2018

	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account	TIAA-CREF International Equity Fund Sub-Account

ASSETS

Investments, at value	$197,666,077	$230,129,272	$109,221,869	$5,452,545	$307,676,563

Total assets	$197,666,077	$230,129,272	$109,221,869	$5,452,545	$307,676,563

NET ASSETS

Accumulation fund	$197,666,077	$230,129,272	$109,221,869	$5,452,545	$307,676,563

Net assets	$197,666,077	$230,129,272	$109,221,869	$5,452,545	$307,676,563

Investments, at cost	$180,529,985	$234,937,906	$116,553,317	$5,662,129	$351,741,830

Shares held in corresponding Funds	10,860,773	18,971,910	12,122,294	495,686	32,489,605

UNIT VALUE

Level 1	$54.84	$62.70	$50.41	$—	$26.42

Level 2	53.72	61.43	49.38	36.03	25.88

Level 3	52.77	60.34	48.50	35.39	25.42

Level 4	50.92	58.22	34.17	34.14	24.53

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2018

	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account	TIAA-CREF International Equity Fund Sub-Account

INVESTMENT INCOME

Dividends	$3,939,592	$3,170,002	$5,772,242	$139,608	$7,251,209

Expenses

Administrative expenses	462,959	886,085	88,425	38,886	2,117,920

Mortality and expense risk charges	112,994	136,518	50,963	2,858	192,532

Total expenses	575,953	1,022,603	139,388	41,744	2,310,452

Net investment income (loss)	3,363,639	2,147,399	5,632,854	97,864	4,940,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	13,973,471	12,815,984	(226,186)	(45,918)	9,335,006

Capital gain distributions	778,902	18,364,251	—	—	14,840,041

Net realized gain (loss)	14,752,373	31,180,235	(226,186)	(45,918)	24,175,047

Net change in unrealized appreciation (depreciation) on investments	(28,629,036)	(51,330,153)	(8,649,860)	(121,525)	(125,728,158)

Net realized and unrealized gain (loss) on investments	(13,876,663)	(20,149,918)	(8,876,046)	(167,443)	(101,553,111)

Net increase (decrease) in net assets from operations	$(10,513,024)	$(18,002,519)	$(3,243,192)	$(69,579)	$(96,612,354)

B-8	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account	TIAA-CREF Large-Cap Value Index Fund Sub-Account

ASSETS

Investments, at value	$528,625,513	$112,870,965	$249,550,186	$385,944,077	$366,818,838

Total assets	$528,625,513	$112,870,965	$249,550,186	$385,944,077	$366,818,838

NET ASSETS

Accumulation fund	$528,625,513	$112,870,965	$249,550,186	$385,944,077	$366,818,838

Net assets	$528,625,513	$112,870,965	$249,550,186	$385,944,077	$366,818,838

Investments, at cost	$548,549,702	$114,807,462	$222,552,220	$454,382,453	$370,226,763

Shares held in corresponding Funds	31,224,189	6,457,149	9,130,998	26,452,644	21,314,285

UNIT VALUE

Level 1	$28.76	$71.46	$67.92	$40.74	$43.93

Level 2	28.18	70.00	66.54	39.91	43.04

Level 3	27.68	68.76	65.36	39.20	42.27

Level 4	28.33	66.35	55.66	37.82	44.93

	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account	TIAA-CREF Large-Cap Value Index Fund Sub-Account

INVESTMENT INCOME

Dividends	$17,373,248	$690,285	$3,488,040	$8,037,156	$10,010,028

Expenses

Administrative expenses	441,124	787,523	173,508	2,187,797	268,399

Mortality and expense risk charges	294,376	61,952	141,552	242,580	205,232

Total expenses	735,500	849,475	315,060	2,430,377	473,631

Net investment income (loss)	16,637,748	(159,190)	3,172,980	5,606,779	9,536,397

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	8,061,250	6,257,733	18,589,655	23,935,845	10,328,666

Capital gain distributions	—	13,516,916	6,275,268	36,471,710	6,416,188

Net realized gain (loss)	8,061,250	19,774,649	24,864,923	60,407,555	16,744,854

Net change in unrealized appreciation (depreciation) on investments	(105,016,420)	(21,445,477)	(31,995,789)	(132,241,064)	(59,877,676)

Net realized and unrealized gain (loss) on investments	(96,955,170)	(1,670,828)	(7,130,866)	(71,833,509)	(43,132,822)

Net increase (decrease) in net assets from operations	$(80,317,422)	$(1,830,018)	$(3,957,886)	$(66,226,730)	$(33,596,425)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2018

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account	TIAA-CREF Lifecycle 2025 Fund Sub-Account

ASSETS

Investments, at value	$46,479,961	$94,052,511	$157,534,311	$353,642,463	$412,690,391

Total assets	$46,479,961	$94,052,511	$157,534,311	$353,642,463	$412,690,391

NET ASSETS

Accumulation fund	$40,797,610	$94,052,511	$157,534,311	$353,642,463	$412,690,391

Annuity fund	5,682,351	—	—	—	—

Net assets	$46,479,961	$94,052,511	$157,534,311	$353,642,463	$412,690,391

Investments, at cost	$49,201,206	$101,256,130	$177,592,238	$396,784,640	$459,829,409

Shares held in corresponding Funds	4,376,644	9,008,861	17,840,805	39,076,515	45,053,536

UNIT VALUE

Level 1	$40.25	$42.36	$42.48	$42.63	$42.87

Level 2	39.48	41.49	41.61	41.77	42.00

Level 3	38.85	40.76	40.88	41.03	41.26

Level 4	37.63	39.33	39.44	39.58	39.81

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2018

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account	TIAA-CREF Lifecycle 2025 Fund Sub-Account

INVESTMENT INCOME

Dividends	$1,381,299	$2,943,374	$4,981,556	$10,947,801	$12,442,209

Expenses

Administrative expenses	213,505	358,126	618,904	1,452,243	1,679,665

Mortality and expense risk charges	24,895	50,053	84,729	185,973	214,706

Total expenses	238,400	408,179	703,633	1,638,216	1,894,371

Net investment income (loss)	1,142,899	2,535,195	4,277,923	9,309,585	10,547,838

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	426,523	842,027	(1,044,792)	1,581,922	4,075,335

Capital gain distributions	1,334,858	3,268,619	7,293,944	17,386,588	20,613,952

Net realized gain (loss)	1,761,381	4,110,646	6,249,152	18,968,510	24,689,287

Net change in unrealized appreciation (depreciation) on investments	(5,068,584)	(10,924,400)	(18,448,862)	(49,228,591)	(63,933,940)

Net realized and unrealized gain (loss) on investments	(3,307,203)	(6,813,754)	(12,199,710)	(30,260,081)	(39,244,653)

Net increase (decrease) in net assets from operations	$(2,164,304)	$(4,278,559)	$(7,921,787)	$(20,950,496)	$(28,696,815)

B-10	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account	TIAA-CREF Lifecycle 2050 Fund Sub-Account

ASSETS

Investments, at value	$419,479,044	$424,210,482	$510,040,020	$324,372,897	$288,207,852

Total assets	$419,479,044	$424,210,482	$510,040,020	$324,372,897	$288,207,852

NET ASSETS

Accumulation fund	$419,479,044	$424,210,482	$510,040,020	$324,372,897	$288,207,852

Net assets	$419,479,044	$424,210,482	$510,040,020	$324,372,897	$288,207,852

Investments, at cost	$467,707,060	$471,457,741	$569,797,584	$332,630,283	$296,429,767

Shares held in corresponding Funds	46,096,598	46,361,801	56,233,740	29,868,591	26,441,087

UNIT VALUE

Level 1	$42.82	$43.51	$44.53	$42.80	$42.41

Level 2	41.95	42.62	43.62	41.98	41.60

Level 3	41.21	41.87	42.85	41.31	40.94

Level 4	39.76	40.40	41.34	40.01	39.65

	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account	TIAA-CREF Lifecycle 2050 Fund Sub-Account

INVESTMENT INCOME

Dividends	$12,455,725	$12,321,392	$14,507,469	$8,465,912	$7,449,323

Expenses

Administrative expenses	1,640,008	1,619,300	1,760,449	1,450,005	1,405,645

Mortality and expense risk charges	217,277	224,187	273,824	170,808	151,079

Total expenses	1,857,285	1,843,487	2,034,273	1,620,813	1,556,724

Net investment income (loss)	10,598,440	10,477,905	12,473,196	6,845,099	5,892,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	4,637,838	4,556,938	5,928,607	5,348,906	3,724,978

Capital gain distributions	22,417,022	23,380,591	33,356,163	8,215,173	7,105,600

Net realized gain (loss)	27,054,860	27,937,529	39,284,770	13,564,079	10,830,578

Net change in unrealized appreciation (depreciation) on investments	(71,702,822)	(77,908,088)	(103,994,240)	(57,023,767)	(50,105,205)

Net realized and unrealized gain (loss) on investments	(44,647,962)	(49,970,559)	(64,709,470)	(43,459,688)	(39,274,627)

Net increase (decrease) in net assets from operations	$(34,049,522)	$(39,492,654)	$(52,236,274)	$(36,614,589)	$(33,382,028)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2018

	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Lifecycle 2060 Fund Sub-Account	TIAA-CREF Mid-Cap Growth Fund Sub-Account	TIAA-CREF Mid-Cap Value Fund Sub-Account	TIAA-CREF Money Market Fund Sub-Account

ASSETS

Investments, at value	$55,093,113	$9,949,485	$164,521,219	$364,410,937	$37,761,248

Total assets	$55,093,113	$9,949,485	$164,521,219	$364,410,937	$37,761,248

NET ASSETS

Accumulation fund	$55,093,113	$9,949,485	$164,521,219	$364,410,937	$37,761,248

Net assets	$55,093,113	$9,949,485	$164,521,219	$364,410,937	$37,761,248

Investments, at cost	$61,500,061	$11,471,173	$196,923,754	$458,152,723	$37,761,248

Shares held in corresponding Funds	4,435,838	981,212	9,247,961	21,236,069	37,761,248

UNIT VALUE

Level 1	$41.59	$28.61	$55.46	$45.56	$27.45

Level 2	41.04	28.40	54.33	44.63	26.89

Level 3	40.63	28.25	53.37	43.84	26.42

Level 4	39.83	27.94	51.50	42.30	25.49

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2018

	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Lifecycle 2060 Fund Sub-Account	TIAA-CREF Mid-Cap Growth Fund Sub-Account	TIAA-CREF Mid-Cap Value Fund Sub-Account	TIAA-CREF Money Market Fund Sub-Account

INVESTMENT INCOME

Dividends	$1,377,811	$243,640	$679,531	$7,421,390	$427,287

Expenses

Administrative expenses	188,694	38,499	627,332	1,488,161	42,709

Mortality and expense risk charges	23,834	4,100	96,461	230,138	12,237

Total expenses	212,528	42,599	723,793	1,718,299	54,946

Net investment income (loss)	1,165,283	201,041	(44,262)	5,703,091	372,341

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,012,677	192,444	(337,108)	18,836,202	—

Capital gain distributions	1,063,287	188,328	23,539,861	51,086,073	—

Net realized gain (loss)	2,075,964	380,772	23,202,753	69,922,275	—

Net change in unrealized appreciation (depreciation) on investments	(9,670,078)	(1,742,857)	(38,465,557)	(137,573,422)	—

Net realized and unrealized gain (loss) on investments	(7,594,114)	(1,362,085)	(15,262,804)	(67,651,147)	—

Net increase (decrease) in net assets from operations	$(6,428,831)	$(1,161,044)	$(15,307,066)	$(61,948,056)	$372,341

B-12	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Quant Small-Cap Equity Fund Sub-Account	TIAA-CREF Real Estate Securities Fund Sub-Account	TIAA-CREF S&P 500 Index Fund Sub-Account	TIAA-CREF Short-Term Bond Fund Sub-Account	TIAA-CREF Small-Cap Blend Index Fund Sub-Account

ASSETS

Investments, at value	$229,421,442	$251,586,552	$397,986,967	$44,089,065	$387,870,411

Total assets	$229,421,442	$251,586,552	$397,986,967	$44,089,065	$387,870,411

NET ASSETS

Accumulation fund	$229,421,442	$251,586,552	$397,986,967	$44,089,065	$387,870,411

Net assets	$229,421,442	$251,586,552	$397,986,967	$44,089,065	$387,870,411

Investments, at cost	$282,205,238	$260,019,090	$365,793,718	$44,458,941	$416,058,515

Shares held in corresponding Funds	16,271,024	17,422,891	14,461,736	4,318,224	22,214,800

UNIT VALUE

Level 1	$49.26	$36.97	$54.90	$33.80	$49.68

Level 2	48.25	36.22	53.78	33.11	48.67

Level 3	47.40	35.58	52.83	32.53	47.80

Level 4	45.73	34.33	50.85	26.84	46.12

	TIAA-CREF Quant Small-Cap Equity Fund Sub-Account	TIAA-CREF Real Estate Securities Fund Sub-Account	TIAA-CREF S&P 500 Index Fund Sub-Account	TIAA-CREF Short-Term Bond Fund Sub-Account	TIAA-CREF Small-Cap Blend Index Fund Sub-Account

INVESTMENT INCOME

Dividends	$1,886,043	$6,254,354	$8,308,165	$954,287	$5,700,439

Expenses

Administrative expenses	1,158,411	1,082,811	280,590	43,988	1,101,750

Mortality and expense risk charges	147,622	125,292	213,490	19,711	213,141

Total expenses	1,306,033	1,208,103	494,080	63,699	1,314,891

Net investment income (loss)	580,010	5,046,251	7,814,085	890,588	4,385,548

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	10,776,568	2,492,814	13,226,557	(114,582)	7,972,126

Capital gain distributions	38,124,918	2,327,781	3,153,034	—	27,376,545

Net realized gain (loss)	48,901,486	4,820,595	16,379,591	(114,582)	35,348,671

Net change in unrealized appreciation (depreciation) on investments	(81,180,460)	(21,160,679)	(44,312,632)	(240,503)	(91,220,804)

Net realized and unrealized gain (loss) on investments	(32,278,974)	(16,340,084)	(27,933,041)	(355,085)	(55,872,133)

Net increase (decrease) in net assets from operations	$(31,698,964)	$(11,293,833)	$(20,118,956)	$535,503	$(51,486,585)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2018

	TIAA-CREF Social Choice Equity Fund Sub-Account	American Beacon Bridgeway Large Cap Growth Fund (Institutional Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account	Ariel Appreciation Fund (Institutional Class) Sub-Account

ASSETS

Investments, at value	$147,102,182	$5,783,414	$319,948,582	$137,536,052	$411,181

Total assets	$147,102,182	$5,783,414	$319,948,582	$137,536,052	$411,181

NET ASSETS

Accumulation fund	$147,102,182	$5,783,414	$319,948,582	$137,536,052	$411,181

Net assets	$147,102,182	$5,783,414	$319,948,582	$137,536,052	$411,181

Investments, at cost	$159,197,416	$7,094,197	$352,338,780	$139,868,720	$517,937

Shares held in corresponding Funds	8,882,982	228,774	7,111,549	3,347,190	10,647

UNIT VALUE

Level 1	$52.77	$30.37	$36.32	$54.54	$25.03

Level 2	51.70	—	35.58	53.43	—

Level 3	50.78	—	34.95	52.48	—

Level 4	49.00	—	33.53	48.39	—

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2018

	TIAA-CREF Social Choice Equity Fund Sub-Account	American Beacon Bridgeway Large Cap Growth Fund (Institutional Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account	Ariel Appreciation Fund (Institutional Class) Sub-Account

INVESTMENT INCOME

Dividends	$2,449,981	$30,891	$5,507,098	$2,698,185	$6,102

Expenses

Administrative expenses	465,510	4,391	191,060	65,609	305

Mortality and expense risk charges	67,940	4,391	171,426	60,497	305

Total expenses	533,450	8,782	362,486	126,106	610

Net investment income (loss)	1,916,531	22,109	5,144,612	2,572,079	5,492

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	3,422,759	(1,316,975)	(565,876)	435,324	32,100

Capital gain distributions	10,514,857	735,604	14,399,844	6,780,909	25,178

Net realized gain (loss)	13,937,616	(581,371)	13,833,968	7,216,233	57,278

Net change in unrealized appreciation (depreciation) on investments	(26,557,899)	(625,473)	(75,897,827)	(15,005,934)	(89,978)

Net realized and unrealized gain (loss) on investments	(12,620,283)	(1,206,844)	(62,063,859)	(7,789,701)	(32,700)

Net increase (decrease) in net assets from operations	$(10,703,752)	$(1,184,735)	$(56,919,247)	$(5,217,622)	$(27,208)

B-14	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Champlain Mid Cap Fund (Institutional Class) Sub-Account	Delaware Emerging Markets Fund (Class R-6) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund Sub-Account	JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account

ASSETS

Investments, at value	$18,497,199	$23,858,084	$95,980,636	$45,420,336	$8,620,118

Total assets	$18,497,199	$23,858,084	$95,980,636	$45,420,336	$8,620,118

NET ASSETS

Accumulation fund	$18,497,199	$23,858,084	$95,980,636	$45,420,336	$8,620,118

Net assets	$18,497,199	$23,858,084	$95,980,636	$45,420,336	$8,620,118

Investments, at cost	$20,249,530	$27,033,518	$93,110,361	$52,266,972	$11,337,085

Shares held in corresponding Funds	1,094,509	1,428,628	3,721,622	1,230,570	375,932

UNIT VALUE

Level 1	$31.52	$30.01	$24.55	$28.64	$23.13

Level 2	—	—	24.18	28.20	—

Level 3	—	—	23.90	27.88	—

Level 4	—	—	23.36	27.25	—

	Champlain Mid Cap Fund (Institutional Class) Sub-Account	Delaware Emerging Markets Fund (Class R-6) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund Sub-Account	JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account

INVESTMENT INCOME

Dividends	$—	$180,489	$1,955,289	$1,292,758	$92,630

Expenses

Administrative expenses	5,253	12,046	73,182	42,851	3,857

Mortality and expense risk charges	5,253	12,046	52,465	28,508	3,857

Total expenses	10,506	24,092	125,647	71,359	7,714

Net investment income (loss)	(10,506)	156,397	1,829,642	1,221,399	84,916

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	158,342	925,628	1,998,077	140,159	(39,495)

Capital gain distributions	1,131,194	—	—	—	1,128,014

Net realized gain (loss)	1,289,536	925,628	1,998,077	140,159	1,088,519

Net change in unrealized appreciation (depreciation) on investments	(2,038,838)	(5,535,824)	(18,332,630)	(11,814,472)	(2,650,118)

Net realized and unrealized gain (loss) on investments	(749,302)	(4,610,196)	(16,334,553)	(11,674,313)	(1,561,599)

Net increase (decrease) in net assets from operations	$(759,808)	$(4,453,799)	$(14,504,911)	$(10,452,914)	$(1,476,683)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2018

	Lazard International Equity Portfolio (R6 Shares) Sub-Account	Lord Abbett High Yield Fund (Class R-6) Sub-Account	MFS Mid Cap Value Fund (Class R6) Sub-Account	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account	Parnassus Fund (Institutional Class) Sub-Account

ASSETS

Investments, at value	$22,533,463	$19,503,454	$11,975,486	$4,775,825	$891,833

Amounts due from TIAA	—	3,426	—	—	—

Total assets	$22,533,463	$19,506,880	$11,975,486	$4,775,825	$891,833

NET ASSETS

Accumulation fund	$22,533,463	$19,506,880	$11,975,486	$4,775,825	$891,833

Net assets	$22,533,463	$19,506,880	$11,975,486	$4,775,825	$891,833

Investments, at cost	$26,658,058	$21,395,155	$13,900,724	$5,763,551	$1,065,785

Shares held in corresponding Funds	1,438,918	2,818,418	602,995	91,333	22,010

UNIT VALUE

Level 1	$27.09	$26.28	$25.68	$30.76	$27.18

Level 2	—	—	—	—	—

Level 3	—	—	—	—	—

Level 4	—	—	—	—	—

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2018

	Lazard International Equity Portfolio (R6 Shares) Sub-Account	Lord Abbett High Yield Fund (Class R-6) Sub-Account	MFS Mid Cap Value Fund (Class R6) Sub-Account	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account	Parnassus Fund (Institutional Class) Sub-Account

INVESTMENT INCOME

Dividends	$554,766	$1,025,190	$155,289	$—	$13,331

Expenses

Administrative expenses	11,420	8,424	6,115	1,457	540

Mortality and expense risk charges	11,420	8,424	6,115	1,457	540

Total expenses	22,840	16,848	12,230	2,914	1,080

Net investment income (loss)	531,926	1,008,342	143,059	(2,914)	12,251

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	702,368	(70,199)	76,962	78,223	(368)

Capital gain distributions	1,095,721	—	591,269	274,595	54,917

Net realized gain (loss)	1,798,089	(70,199)	668,231	352,818	54,549

Net change in unrealized appreciation (depreciation) on investments	(5,806,736)	(1,956,214)	(2,356,396)	(986,148)	(164,986)

Net realized and unrealized gain (loss) on investments	(4,008,647)	(2,026,413)	(1,688,165)	(633,330)	(110,437)

Net increase (decrease) in net assets from operations	$(3,476,721)	$(1,018,071)	$(1,545,106)	$(636,244)	$(98,186)

B-16	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account	Templeton Global Bond Fund (Class R-6) Sub-Account	Vanguard 500 Index Fund (Admiral Shares) Sub-Account	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$177,752,935	$14,066,403	$11,123,435	$79,381,806	$29,880,542

Total assets	$177,752,935	$14,066,403	$11,123,435	$79,381,806	$29,880,542

NET ASSETS

Accumulation fund	$177,752,935	$14,066,403	$11,123,435	$79,381,806	$29,880,542

Net assets	$177,752,935	$14,066,403	$11,123,435	$79,381,806	$29,880,542

Investments, at cost	$181,454,966	$14,991,026	$11,687,767	$79,477,694	$32,386,525

Shares held in corresponding Funds	4,979,074	450,702	988,750	342,991	1,237,290

UNIT VALUE

Level 1	$82.25	$28.82	$27.17	$29.71	$23.11

Level 2	80.57	—	—	—	22.76

Level 3	79.14	—	—	—	22.50

Level 4	64.87	—	—	—	21.99

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account	Templeton Global Bond Fund (Class R-6) Sub-Account	Vanguard 500 Index Fund (Admiral Shares) Sub-Account	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$472,249	$—	$613,354	$1,421,938	$808,201

Expenses

Administrative expenses	121,306	8,031	4,103	37,688	22,172

Mortality and expense risk charges	93,578	8,031	4,103	37,688	15,385

Total expenses	214,884	16,062	8,206	75,376	37,557

Net investment income (loss)	257,365	(16,062)	605,148	1,346,562	770,644

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	10,743,799	363,438	(121,588)	1,742,026	356,990

Capital gain distributions	12,892,409	655,338	—	—	—

Net realized gain (loss)	23,636,208	1,018,776	(121,588)	1,742,026	356,990

Net change in unrealized appreciation (depreciation) on investments	(20,095,342)	(2,255,142)	(362,618)	(6,892,293)	(6,279,850)

Net realized and unrealized gain (loss) on investments	3,540,866	(1,236,366)	(484,206)	(5,150,267)	(5,922,860)

Net increase (decrease) in net assets from operations	$3,798,231	$(1,252,428)	$120,942	$(3,803,705)	$(5,152,216)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2018

	Vanguard Equity- Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account

ASSETS

Investments, at value	$69,985,921	$68,799,597	$39,757,002	$13,392,194	$140,899,688

Amounts due from TIAA	—	—	—	983	—

Total assets	$69,985,921	$68,799,597	$39,757,002	$13,393,177	$140,899,688

NET ASSETS

Accumulation fund	$69,985,921	$68,799,597	$39,757,002	$13,393,177	$140,899,688

Net assets	$69,985,921	$68,799,597	$39,757,002	$13,393,177	$140,899,688

Investments, at cost	$77,189,757	$83,202,263	$42,343,131	$13,576,771	$179,768,797

Shares held in corresponding Funds	1,053,529	884,655	525,261	1,226,391	6,267,780

UNIT VALUE

Level 1	$28.69	$48.31	$27.38	$29.46	$42.68

Level 2	—	47.57	—	29.01	42.03

Level 3	—	47.03	—	28.68	41.55

Level 4	26.35	45.96	—	28.03	40.61

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2018

	Vanguard Equity- Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account

INVESTMENT INCOME

Dividends	$1,842,069	$304,472	$632,096	$287,898	$2,871,995

Expenses

Administrative expenses	31,547	27,098	21,391	9,986	101,224

Mortality and expense risk charges	31,537	19,543	21,391	5,831	89,557

Total expenses	63,084	46,641	42,782	15,817	190,781

Net investment income (loss)	1,778,985	257,831	589,314	272,081	2,681,214

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	208,460	232,076	620,192	(194,087)	606,082

Capital gain distributions	4,973,051	6,397,391	—	—	12,302,555

Net realized gain (loss)	5,181,511	6,629,467	620,192	(194,087)	12,908,637

Net change in unrealized appreciation (depreciation) on investments	(11,329,332)	(14,752,418)	(5,687,907)	89,280	(51,792,963)

Net realized and unrealized gain (loss) on investments	(6,147,821)	(8,122,951)	(5,067,715)	(104,807)	(38,884,326)

Net increase (decrease) in net assets from operations	$(4,368,836)	$(7,865,120)	$(4,478,401)	$167,274	$(36,203,112)

B-18	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

concluded

	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account	Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

ASSETS

Investments, at value	$246,311,599	$31,045,575	$267,786,579	$171,557,623

Amounts due from TIAA	—	2,480	—	—

Total assets	$246,311,599	$31,048,055	$267,786,579	$171,557,623

NET ASSETS

Accumulation fund	$246,311,599	$31,048,055	$267,786,579	$171,557,623

Net assets	$246,311,599	$31,048,055	$267,786,579	$171,557,623

Investments, at cost	$247,786,889	$31,476,132	$286,915,353	$178,112,146

Shares held in corresponding Funds	8,992,756	2,970,868	4,177,638	15,317,645

UNIT VALUE

Level 1	$45.51	$25.95	$43.86	$44.53

Level 2	44.82	—	43.19	43.62

Level 3	44.31	—	42.69	42.85

Level 4	43.30	—	41.72	31.69

	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account	Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

INVESTMENT INCOME

Dividends	$5,728,831	$711,860	$8,077,797	$6,159,499

Expenses

Administrative expenses	180,372	12,727	187,467	145,889

Mortality and expense risk charges	141,903	12,727	149,001	87,847

Total expenses	322,275	25,454	336,468	233,736

Net investment income (loss)	5,406,556	686,406	7,741,329	5,925,763

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,976,667	(67,025)	2,616,280	(541,673)

Capital gain distributions	—	5,702	16,286,914	813,696

Net realized gain (loss)	2,976,667	(61,323)	18,903,194	272,023

Net change in unrealized appreciation (depreciation) on investments	(43,610,765)	(461,791)	(36,181,089)	(9,157,577)

Net realized and unrealized gain (loss) on investments	(40,634,098)	(523,114)	(17,277,895)	(8,885,554)

Net increase (decrease) in net assets from operations	$(35,227,542)	$163,292	$(9,536,566)	$(2,959,791)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-19

Statements of changes in net assets

TIAA Separate Account VA-3  ∎  For the period or year ended

	TIAA-CREF Bond Fund Sub-Account		TIAA-CREF Bond Index Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$518,289	$553,071	$1,821,669	$1,410,673

Net realized gain (loss)	(225,378)	(172,537)	(130,015)	128,051

Net change in unrealized appreciation (depreciation) on investments	(568,600)	572,152	(1,424,269)	459,362

Net increase (decrease) in net assets from operations	(275,689)	952,686	267,385	1,998,086

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,789,601	2,784,993	25,007,064	13,599,920

Net contractowner transfers	129,154	(511,704)	9,169,764	(1,570,660)

Withdrawals and death benefits	(5,762,305)	(6,505,097)	(13,039,750)	(9,443,076)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,843,550)	(4,231,808)	21,137,078	2,586,184

Net increase (decrease) in net assets	(3,119,239)	(3,279,122)	21,404,463	4,584,270

NET ASSETS

Beginning of period	23,223,596	26,502,718	63,349,811	58,765,541

End of period	$20,104,357	$23,223,596	$84,754,274	$63,349,811

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	612,786	725,938	2,105,505	2,017,682

Units purchased	75,070	74,665	845,976	457,602

Units sold/transferred	(152,625)	(187,817)	(130,343)	(369,779)

End of period	535,231	612,786	2,821,138	2,105,505

	TIAA-CREF Bond Plus Fund Sub-Account		TIAA-CREF Emerging Markets Equity Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$2,550,464	$2,031,452	$102,251	$125,290

Net realized gain (loss)	(638,993)	(251,423)	1,567,530	938,929

Net change in unrealized appreciation (depreciation) on investments	(2,499,635)	1,542,698	(8,008,418)	1,498,046

Net increase (decrease) in net assets from operations	(588,164)	3,322,727	(6,338,637)	2,562,265

FROM CONTRACTOWNER TRANSACTIONS

Premiums	27,147,386	23,352,295	16,256,464	8,250,674

Net contractowner transfers	9,611,590	895,517	4,951,186	7,809,723

Withdrawals and death benefits	(20,883,559)	(19,748,128)	(8,752,797)	(2,646,348)

Net increase (decrease) in net assets resulting from contractowner transactions	15,875,417	4,499,684	12,454,853	13,414,049

Net increase (decrease) in net assets	15,287,253	7,822,411	6,116,216	15,976,314

NET ASSETS

Beginning of period	86,827,876	79,005,465	18,676,866	2,700,552

End of period	$102,115,129	$86,827,876	$24,793,082	$18,676,866

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,263,006	2,148,080	669,014	140,792

Units purchased	715,912	616,807	621,900	328,974

Units sold/transferred	(311,818)	(501,881)	(205,909)	199,248

End of period	2,667,100	2,263,006	1,085,005	669,014

B-20	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account		TIAA-CREF Equity Index Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$258,874	$262,952	$3,363,639	$3,320,643

Net realized gain (loss)	1,838,835	305,659	14,752,373	9,638,171

Net change in unrealized appreciation (depreciation) on investments	(4,449,974)	2,764,022	(28,629,036)	26,144,810

Net increase (decrease) in net assets from operations	(2,352,265)	3,332,633	(10,513,024)	39,103,624

FROM CONTRACTOWNER TRANSACTIONS

Premiums	5,993,568	4,938,153	26,798,064	53,899,167

Net contractowner transfers	(1,040,796)	521,875	(11,605,347)	(4,092,389)

Withdrawals and death benefits	(5,496,443)	(2,287,635)	(38,163,151)	(30,066,496)

Net increase (decrease) in net assets resulting from contractowner transactions	(543,671)	3,172,393	(22,970,434)	19,740,282

Net increase (decrease) in net assets	(2,895,936)	6,505,026	(33,483,458)	58,843,906

NET ASSETS

Beginning of period	14,560,913	8,055,887	231,149,535	172,305,629

End of period	$11,664,977	$14,560,913	$197,666,077	$231,149,535

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	528,123	401,117	4,056,968	3,656,890

Units purchased	227,374	202,882	459,895	1,048,622

Units sold/transferred	(259,773)	(75,876)	(847,145)	(648,544)

End of period	495,724	528,123	3,669,718	4,056,968

	TIAA-CREF Growth & Income Fund Sub-Account		TIAA-CREF High-Yield Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$2,147,399	$1,840,971	$5,632,854	$3,652,105

Net realized gain (loss)	31,180,235	18,419,853	(226,186)	(60,078)

Net change in unrealized appreciation (depreciation) on investments	(51,330,153)	32,608,630	(8,649,860)	78,584

Net increase (decrease) in net assets from operations	(18,002,519)	52,869,454	(3,243,192)	3,670,611

FROM CONTRACTOWNER TRANSACTIONS

Premiums	34,071,456	50,292,978	27,685,815	35,326,974

Net contractowner transfers	(7,598,741)	(13,760,648)	9,381,543	7,044,865

Withdrawals and death benefits	(50,175,144)	(41,268,316)	(14,148,072)	(7,901,313)

Net increase (decrease) in net assets resulting from contractowner transactions	(23,702,429)	(4,735,986)	22,919,286	34,470,526

Net increase (decrease) in net assets	(41,704,948)	48,133,468	19,676,094	38,141,137

NET ASSETS

Beginning of period	271,834,220	223,700,752	89,545,775	51,404,638

End of period	$230,129,272	$271,834,220	$109,221,869	$89,545,775

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,144,368	4,210,303	1,743,067	1,059,781

Units purchased	497,103	852,134	536,859	701,907

Units sold/transferred	(854,165)	(918,069)	(96,479)	(18,621)

End of period	3,787,306	4,144,368	2,183,447	1,743,067

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Inflation-Linked Bond Fund Sub-Account		TIAA-CREF International Equity Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$97,864	$74,584	$4,940,757	$2,350,150

Net realized gain (loss)	(45,918)	(98,203)	24,175,047	8,326,327

Net change in unrealized appreciation (depreciation) on investments	(121,525)	81,602	(125,728,158)	79,716,779

Net increase (decrease) in net assets from operations	(69,579)	57,983	(96,612,354)	90,393,256

FROM CONTRACTOWNER TRANSACTIONS

Premiums	815,859	1,325,044	72,432,301	98,116,721

Net contractowner transfers	134,180	66,337	(1,373,219)	6,693,348

Withdrawals and death benefits	(1,352,718)	(1,272,971)	(69,640,785)	(52,789,610)

Net increase (decrease) in net assets resulting from contractowner transactions	(402,679)	118,410	1,418,297	52,020,459

Net increase (decrease) in net assets	(472,258)	176,393	(95,194,057)	142,413,715

NET ASSETS

Beginning of period	5,924,803	5,748,410	402,870,620	260,456,905

End of period	$5,452,545	$5,924,803	$307,676,563	$402,870,620

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	171,046	167,578	12,289,788	10,471,688

Units purchased	23,779	48,306	2,368,617	3,364,771

Units sold/transferred	(35,679)	(44,838)	(2,318,786)	(1,546,671)

End of period	159,146	171,046	12,339,619	12,289,788

	TIAA-CREF International Equity Index Fund Sub-Account		TIAA-CREF Large-Cap Growth Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$16,637,748	$15,583,594	$(159,190)	$(120,892)

Net realized gain (loss)	8,061,250	1,806,925	19,774,649	6,167,722

Net change in unrealized appreciation (depreciation) on investments	(105,016,420)	91,594,204	(21,445,477)	18,691,313

Net increase (decrease) in net assets from operations	(80,317,422)	108,984,723	(1,830,018)	24,738,143

FROM CONTRACTOWNER TRANSACTIONS

Premiums	103,168,507	155,596,526	34,766,621	26,810,133

Net contractowner transfers	(9,339,700)	15,272,202	7,468,971	6,121,553

Withdrawals and death benefits	(86,544,389)	(60,315,298)	(33,919,190)	(20,411,085)

Net increase (decrease) in net assets resulting from contractowner transactions	7,284,418	110,553,430	8,316,402	12,520,601

Net increase (decrease) in net assets	(73,033,004)	219,538,153	6,486,384	37,258,744

NET ASSETS

Beginning of period	601,658,517	382,120,364	106,384,581	69,125,837

End of period	$528,625,513	$601,658,517	$112,870,965	$106,384,581

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	18,166,535	14,442,167	1,583,111	1,374,239

Units purchased	3,202,996	5,147,090	473,853	454,255

Units sold/transferred	(2,943,449)	(1,422,722)	(369,595)	(245,383)

End of period	18,426,082	18,166,535	1,687,369	1,583,111

B-22	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Large-Cap Growth Index Fund Sub-Account		TIAA-CREF Large-Cap Value Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$3,172,980	$2,939,458	$5,606,779	$4,779,351

Net realized gain (loss)	24,864,923	7,183,940	60,407,555	36,529,953

Net change in unrealized appreciation (depreciation) on investments	(31,995,789)	44,688,301	(132,241,064)	15,183,158

Net increase (decrease) in net assets from operations	(3,957,886)	54,811,699	(66,226,730)	56,492,462

FROM CONTRACTOWNER TRANSACTIONS

Premiums	64,010,803	96,330,077	43,542,991	103,300,710

Net contractowner transfers	(10,988,512)	12,154,874	(23,011,466)	(10,643,166)

Withdrawals and death benefits	(67,958,271)	(36,916,443)	(97,195,472)	(81,337,589)

Net increase (decrease) in net assets resulting from contractowner transactions	(14,935,980)	71,568,508	(76,663,947)	11,319,955

Net increase (decrease) in net assets	(18,893,866)	126,380,207	(142,890,677)	67,812,417

NET ASSETS

Beginning of period	268,444,052	142,063,845	528,834,754	461,022,337

End of period	$249,550,186	$268,444,052	$385,944,077	$528,834,754

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,893,120	2,678,125	11,622,454	11,345,419

Units purchased	872,201	1,575,050	971,942	2,427,178

Units sold/transferred	(1,084,212)	(360,055)	(2,676,853)	(2,150,143)

End of period	3,681,109	3,893,120	9,917,543	11,622,454

	TIAA-CREF Large-Cap Value Index Fund Sub-Account		TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$9,536,397	$9,493,134	$1,142,899	$1,102,504

Net realized gain (loss)	16,744,854	24,475,726	1,761,381	908,007

Net change in unrealized appreciation (depreciation) on investments	(59,877,676)	18,862,553	(5,068,584)	2,799,297

Net increase (decrease) in net assets from operations	(33,596,425)	52,831,413	(2,164,304)	4,809,808

FROM CONTRACTOWNER TRANSACTIONS

Premiums	62,232,505	80,193,411	12,599,746	14,183,058

Net contractowner transfers	(21,617,748)	(42,422,831)	648,879	1,502,081

Annuity payments	—	—	(542,530)	(455,834)

Withdrawals and death benefits	(69,377,362)	(65,273,464)	(12,691,807)	(9,840,369)

Net increase (decrease) in net assets resulting from contractowner transactions	(28,762,605)	(27,502,884)	14,288	5,388,936

Net increase (decrease) in net assets	(62,359,030)	25,328,529	(2,150,016)	10,198,744

NET ASSETS

Beginning of period	429,177,868	403,849,339	48,629,977	38,431,233

End of period	$366,818,838	$429,177,868	$46,479,961	$48,629,977

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,958,790	9,568,020	1,066,024	928,109

Units purchased	1,302,480	1,805,751	310,262	371,966

Units sold/transferred	(1,899,483)	(2,414,981)	(321,406)	(234,051)

End of period	8,361,787	8,958,790	1,054,880	1,066,024

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Lifecycle 2010 Fund Sub-Account		TIAA-CREF Lifecycle 2015 Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$2,535,195	$2,290,836	$4,277,923	$3,994,985

Net realized gain (loss)	4,110,646	2,792,351	6,249,152	5,052,766

Net change in unrealized appreciation (depreciation) on investments	(10,924,400)	5,178,529	(18,448,862)	10,945,506

Net increase (decrease) in net assets from operations	(4,278,559)	10,261,716	(7,921,787)	19,993,257

FROM CONTRACTOWNER TRANSACTIONS

Premiums	22,530,663	25,033,298	30,121,443	35,392,030

Net contractowner transfers	(1,479,083)	(2,963,046)	(4,561,601)	(5,804,763)

Withdrawals and death benefits	(22,562,161)	(13,238,863)	(29,970,997)	(29,531,444)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,510,581)	8,831,389	(4,411,155)	55,823

Net increase (decrease) in net assets	(5,789,140)	19,093,105	(12,332,942)	20,049,080

NET ASSETS

Beginning of period	99,841,651	80,748,546	169,867,253	149,818,173

End of period	$94,052,511	$99,841,651	$157,534,311	$169,867,253

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,335,710	2,119,597	3,947,245	3,947,142

Units purchased	531,509	613,411	703,608	871,725

Units sold/transferred	(568,094)	(397,298)	(805,308)	(871,622)

End of period	2,299,125	2,335,710	3,845,545	3,947,245

	TIAA-CREF Lifecycle 2020 Fund Sub-Account		TIAA-CREF Lifecycle 2025 Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$9,309,585	$8,412,799	$10,547,838	$9,503,236

Net realized gain (loss)	18,968,510	12,502,986	24,689,287	13,945,215

Net change in unrealized appreciation (depreciation) on investments	(49,228,591)	24,695,610	(63,933,940)	32,302,178

Net increase (decrease) in net assets from operations	(20,950,496)	45,611,395	(28,696,815)	55,750,629

FROM CONTRACTOWNER TRANSACTIONS

Premiums	77,946,849	77,755,168	100,807,706	93,360,335

Net contractowner transfers	(7,696,351)	(10,575,149)	(9,951,502)	(6,254,633)

Withdrawals and death benefits	(57,893,828)	(42,041,843)	(60,621,004)	(38,670,179)

Net increase (decrease) in net assets resulting from contractowner transactions	12,356,670	25,138,176	30,235,200	48,435,523

Net increase (decrease) in net assets	(8,593,826)	70,749,571	1,538,385	104,186,152

NET ASSETS

Beginning of period	362,236,289	291,486,718	411,152,006	306,965,854

End of period	$353,642,463	$362,236,289	$412,690,391	$411,152,006

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,348,633	7,724,788	9,334,293	8,146,779

Units purchased	1,796,838	1,908,571	2,286,407	2,275,971

Units sold/transferred	(1,524,732)	(1,284,726)	(1,610,812)	(1,088,457)

End of period	8,620,739	8,348,633	10,009,888	9,334,293

B-24	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2030 Fund Sub-Account		TIAA-CREF Lifecycle 2035 Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$10,598,440	$9,564,213	$10,477,905	$9,873,350

Net realized gain (loss)	27,054,860	15,259,188	27,937,529	16,685,927

Net change in unrealized appreciation (depreciation) on investments	(71,702,822)	35,245,606	(77,908,088)	41,032,676

Net increase (decrease) in net assets from operations	(34,049,522)	60,069,007	(39,492,654)	67,591,953

FROM CONTRACTOWNER TRANSACTIONS

Premiums	95,682,260	89,074,001	87,877,146	83,084,666

Net contractowner transfers	(6,390,893)	(10,598,666)	(4,675,030)	(5,415,105)

Withdrawals and death benefits	(43,919,422)	(31,800,359)	(40,107,565)	(32,510,438)

Net increase (decrease) in net assets resulting from contractowner transactions	45,371,945	46,674,976	43,094,551	45,159,123

Net increase (decrease) in net assets	11,322,423	106,743,983	3,601,897	112,751,076

NET ASSETS

Beginning of period	408,156,621	301,412,638	420,608,585	307,857,509

End of period	$419,479,044	$408,156,621	$424,210,482	$420,608,585

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,157,505	8,027,841	9,176,779	8,099,422

Units purchased	2,145,342	2,160,417	1,915,787	1,982,928

Units sold/transferred	(1,133,829)	(1,030,753)	(986,442)	(905,571)

End of period	10,169,018	9,157,505	10,106,124	9,176,779

	TIAA-CREF Lifecycle 2040 Fund Sub-Account		TIAA-CREF Lifecycle 2045 Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$12,473,196	$12,311,752	$6,845,099	$7,444,641

Net realized gain (loss)	39,284,770	21,419,398	13,564,079	5,335,145

Net change in unrealized appreciation (depreciation) on investments	(103,994,240)	55,477,176	(57,023,767)	40,957,753

Net increase (decrease) in net assets from operations	(52,236,274)	89,208,326	(36,614,589)	53,737,539

FROM CONTRACTOWNER TRANSACTIONS

Premiums	96,191,495	94,318,438	83,499,600	73,289,165

Net contractowner transfers	(6,636,099)	(5,784,048)	(3,798,604)	(2,922,868)

Withdrawals and death benefits	(46,368,532)	(31,538,700)	(32,423,066)	(23,263,792)

Net increase (decrease) in net assets resulting from contractowner transactions	43,186,864	56,995,690	47,277,930	47,102,505

Net increase (decrease) in net assets	(9,049,410)	146,204,016	10,663,341	100,840,044

NET ASSETS

Beginning of period	519,089,430	372,885,414	313,709,556	212,869,512

End of period	$510,040,020	$519,089,430	$324,372,897	$313,709,556

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,914,364	9,592,541	6,862,893	5,734,590

Units purchased	2,022,104	2,187,855	1,808,917	1,760,489

Units sold/transferred	(1,120,417)	(866,032)	(797,319)	(632,186)

End of period	11,816,051	10,914,364	7,874,491	6,862,893

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Lifecycle 2050 Fund Sub-Account		TIAA-CREF Lifecycle 2055 Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$5,892,599	$6,393,842	$1,165,283	$822,270

Net realized gain (loss)	10,830,578	4,230,800	2,075,964	341,857

Net change in unrealized appreciation (depreciation) on investments	(50,105,205)	36,575,235	(9,670,078)	3,208,460

Net increase (decrease) in net assets from operations	(33,382,028)	47,199,877	(6,428,831)	4,372,587

FROM CONTRACTOWNER TRANSACTIONS

Premiums	77,025,052	71,278,009	34,688,976	22,087,663

Net contractowner transfers	(1,461,583)	(1,902,253)	(1,405,557)	1,323,679

Withdrawals and death benefits	(30,035,419)	(21,617,024)	(7,844,410)	(2,102,115)

Net increase (decrease) in net assets resulting from contractowner transactions	45,528,050	47,758,732	25,439,009	21,309,227

Net increase (decrease) in net assets	12,146,022	94,958,609	19,010,178	25,681,814

NET ASSETS

Beginning of period	276,061,830	181,103,221	36,082,935	10,401,121

End of period	$288,207,852	$276,061,830	$55,093,113	$36,082,935

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,103,397	4,945,298	794,999	282,533

Units purchased	1,686,557	1,730,469	764,748	532,233

Units sold/transferred	(701,242)	(572,370)	(202,637)	(19,767)

End of period	7,088,712	6,103,397	1,357,110	794,999

	TIAA-CREF Lifecycle 2060 Fund Sub-Account		TIAA-CREF Mid-Cap Growth Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$201,041	$102,724	$(44,262)	$314,326

Net realized gain (loss)	380,772	103,763	23,202,753	16,743,354

Net change in unrealized appreciation (depreciation) on investments	(1,742,857)	221,700	(38,465,557)	21,050,777

Net increase (decrease) in net assets from operations	(1,161,044)	428,187	(15,307,066)	38,108,457

FROM CONTRACTOWNER TRANSACTIONS

Premiums	9,801,009	4,501,994	31,036,861	31,437,691

Net contractowner transfers	(244,029)	1,208,305	(3,857,053)	(752,975)

Withdrawals and death benefits	(3,992,850)	(752,400)	(33,845,420)	(29,336,717)

Net increase (decrease) in net assets resulting from contractowner transactions	5,564,130	4,957,899	(6,665,612)	1,347,999

Net increase (decrease) in net assets	4,403,086	5,386,086	(21,972,678)	39,456,456

NET ASSETS

Beginning of period	5,546,399	160,313	186,493,897	147,037,441

End of period	$9,949,485	$5,546,399	$164,521,219	$186,493,897

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	175,904	6,299	3,176,809	3,149,135

Units purchased	310,946	153,077	510,139	598,130

Units sold/transferred	(133,535)	16,528	(625,855)	(570,456)

End of period	353,315	175,904	3,061,093	3,176,809

B-26	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Mid-Cap Value Fund Sub-Account		TIAA-CREF Money Market Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$5,703,091	$5,885,052	$372,341	$100,483

Net realized gain (loss)	69,922,275	67,355,421	—	—

Net change in unrealized appreciation (depreciation) on investments	(137,573,422)	(21,065,997)	—	—

Net increase (decrease) in net assets from operations	(61,948,056)	52,174,476	372,341	100,483

FROM CONTRACTOWNER TRANSACTIONS

Premiums	32,979,394	40,901,358	29,501,661	18,076,375

Net contractowner transfers	(24,659,282)	(52,475,022)	5,747,139	(1,036,872)

Withdrawals and death benefits	(76,587,655)	(90,818,875)	(18,288,802)	(13,695,371)

Net increase (decrease) in net assets resulting from contractowner transactions	(68,267,543)	(102,392,539)	16,959,998	3,344,132

Net increase (decrease) in net assets	(130,215,599)	(50,218,063)	17,332,339	3,444,615

NET ASSETS

Beginning of period	494,626,536	544,844,599	20,428,909	16,984,294

End of period	$364,410,937	$494,626,536	$37,761,248	$20,428,909

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,582,874	11,674,144	767,020	641,192

Units purchased	648,307	846,118	1,087,819	710,829

Units sold/transferred	(1,975,928)	(2,937,388)	(464,331)	(585,001)

End of period	8,255,253	9,582,874	1,390,508	767,020

	TIAA-CREF Quant Small-Cap Equity Fund Sub-Account		TIAA-CREF Real Estate Securities Fund Sub-Account
	December 31, 2018 (a)	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$580,010	$1,144,014	$5,046,251	$2,281,755

Net realized gain (loss)	48,901,486	36,485,663	4,820,595	16,038,448

Net change in unrealized appreciation (depreciation) on investments	(81,180,460)	1,406,681	(21,160,679)	5,464,513

Net increase (decrease) in net assets from operations	(31,698,964)	39,036,358	(11,293,833)	23,784,716

FROM CONTRACTOWNER TRANSACTIONS

Premiums	24,024,665	57,722,993	52,614,773	58,950,427

Net contractowner transfers	(17,537,270)	(13,779,992)	4,064,830	1,745,826

Withdrawals and death benefits	(54,739,051)	(51,320,063)	(34,876,110)	(32,055,917)

Net increase (decrease) in net assets resulting from contractowner transactions	(48,251,656)	(7,377,062)	21,803,493	28,640,336

Net increase (decrease) in net assets	(79,950,620)	31,659,296	10,509,660	52,425,052

NET ASSETS

Beginning of period	309,372,062	277,712,766	241,076,892	188,651,840

End of period	$229,421,442	$309,372,062	$251,586,552	$241,076,892

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,726,682	5,862,296	6,514,252	5,708,078

Units purchased	439,932	1,166,121	1,448,246	1,679,499

Units sold/transferred	(1,323,282)	(1,301,735)	(858,802)	(873,325)

End of period	4,843,332	5,726,682	7,103,696	6,514,252

(a)	Effective August 1, 2018, the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF S&P 500 Index Fund Sub-Account		TIAA-CREF Short-Term Bond Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$7,814,085	$6,455,059	$890,588	$549,521

Net realized gain (loss)	16,379,591	5,277,849	(114,582)	(10,344)

Net change in unrealized appreciation (depreciation) on investments	(44,312,632)	49,635,774	(240,503)	14,404

Net increase (decrease) in net assets from operations	(20,118,956)	61,368,682	535,503	553,581

FROM CONTRACTOWNER TRANSACTIONS

Premiums	105,745,105	112,370,530	11,102,858	12,326,122

Net contractowner transfers	3,710,131	11,131,693	6,868,014	(685,890)

Withdrawals and death benefits	(81,141,480)	(43,423,661)	(9,594,309)	(5,822,659)

Net increase (decrease) in net assets resulting from contractowner transactions	28,313,756	80,078,562	8,376,563	5,817,573

Net increase (decrease) in net assets	8,194,800	141,447,244	8,912,066	6,371,154

NET ASSETS

Beginning of period	389,792,167	248,344,923	35,176,999	28,805,845

End of period	$397,986,967	$389,792,167	$44,089,065	$35,176,999

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,788,045	5,260,502	1,065,424	887,724

Units purchased	1,782,922	2,158,067	333,921	376,370

Units sold/transferred	(1,308,313)	(630,524)	(82,682)	(198,670)

End of period	7,262,654	6,788,045	1,316,663	1,065,424

	TIAA-CREF Small-Cap Blend Index Fund Sub-Account		TIAA-CREF Social Choice Equity Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$4,385,548	$4,301,822	$1,916,531	$1,207,398

Net realized gain (loss)	35,348,671	30,268,918	13,937,616	5,213,273

Net change in unrealized appreciation (depreciation) on investments	(91,220,804)	15,041,094	(26,557,899)	8,074,150

Net increase (decrease) in net assets from operations	(51,486,585)	49,611,834	(10,703,752)	14,494,821

FROM CONTRACTOWNER TRANSACTIONS

Premiums	109,117,227	74,188,535	47,821,950	32,649,502

Net contractowner transfers	10,070,434	(19,831,439)	21,920,249	10,772,856

Withdrawals and death benefits	(66,840,272)	(66,404,186)	(21,279,902)	(11,690,829)

Net increase (decrease) in net assets resulting from contractowner transactions	52,347,389	(12,047,090)	48,462,297	31,731,529

Net increase (decrease) in net assets	860,804	37,564,744	37,758,545	46,226,350

NET ASSETS

Beginning of period	387,009,607	349,444,863	109,343,637	63,117,287

End of period	$387,870,411	$387,009,607	$147,102,182	$109,343,637

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,083,454	7,326,418	2,026,780	1,425,592

Units purchased	1,939,862	1,480,809	860,726	672,354

Units sold/transferred	(1,010,192)	(1,723,773)	(12,346)	(71,166)

End of period	8,013,124	7,083,454	2,875,160	2,026,780

B-28	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	American Beacon Bridgeway Large Cap Growth Fund (Institutional Class) Sub-Account		American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
	December 31, 2018	December 31, 2017 (d)	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$22,109	$10,664	$5,144,612	$3,133,147

Net realized gain (loss)	(581,371)	852,428	13,833,968	12,839,826

Net change in unrealized appreciation (depreciation) on investments	(625,473)	(685,310)	(75,897,827)	48,437,674

Net increase (decrease) in net assets from operations	(1,184,735)	177,782	(56,919,247)	64,410,647

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,888,128	2,331,221	109,289,847	81,049,062

Net contractowner transfers	4,090,502	305,056	20,951,024	4,951,092

Withdrawals and death benefits	(6,413,580)	(410,960)	(59,366,059)	(41,636,584)

Net increase (decrease) in net assets resulting from contractowner transactions	4,565,050	2,225,317	70,874,812	44,363,570

Net increase (decrease) in net assets	3,380,315	2,403,099	13,955,565	108,774,217

NET ASSETS

Beginning of period	2,403,099	—	305,993,017	197,218,800

End of period	$5,783,414	$2,403,099	$319,948,582	$305,993,017

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	74,319	—	7,165,712	6,048,806

Units purchased	201,525	76,685	2,638,577	2,110,653

Units sold/transferred	(85,389)	(2,366)	(988,826)	(993,747)

End of period	190,455	74,319	8,815,463	7,165,712

	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account		Ariel Appreciation Fund (Institutional Class) Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017 (c)

FROM OPERATIONS

Net investment income (loss)	$2,572,079	$2,155,278	$5,492	$13,343

Net realized gain (loss)	7,216,233	7,831,921	57,278	42,452

Net change in unrealized appreciation (depreciation) on investments	(15,005,934)	9,208,312	(89,978)	(16,778)

Net increase (decrease) in net assets from operations	(5,217,622)	19,195,511	(27,208)	39,017

FROM CONTRACTOWNER TRANSACTIONS

Premiums	29,342,207	15,428,674	140,815	1,177,751

Net contractowner transfers	17,253,062	(7,051,611)	(26,928)	199,647

Withdrawals and death benefits	(13,342,317)	(12,958,742)	(882,961)	(208,952)

Net increase (decrease) in net assets resulting from contractowner transactions	33,252,952	(4,581,679)	(769,074)	1,168,446

Net increase (decrease) in net assets	28,035,330	14,613,832	(796,282)	1,207,463

NET ASSETS

Beginning of period	109,500,722	94,886,890	1,207,463	—

End of period	$137,536,052	$109,500,722	$411,181	$1,207,463

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,953,818	2,037,840	41,583	—

Units purchased	509,502	305,397	4,847	43,604

Units sold/transferred	60,403	(389,419)	(30,001)	(2,021)

End of period	2,523,723	1,953,818	16,429	41,583

(c)	For the period January 9, 2017 (commencement of operations) to December 31, 2017.
(d)	For the period January 10, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Champlain Mid Cap Fund (Institutional Class) Sub-Account		Delaware Emerging Markets Fund (Class R-6) Sub-Account
	December 31, 2018	December 31, 2017 (b)	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$(10,506)	$3,614	$156,397	$421,232

Net realized gain (loss)	1,289,536	329,774	925,628	378,546

Net change in unrealized appreciation (depreciation) on investments	(2,038,838)	286,507	(5,535,824)	2,360,390

Net increase (decrease) in net assets from operations	(759,808)	619,895	(4,453,799)	3,160,168

FROM CONTRACTOWNER TRANSACTIONS

Premiums	9,400,268	3,694,140	10,260,089	13,100,798

Net contractowner transfers	6,845,759	1,382,824	(295,912)	8,907,659

Withdrawals and death benefits	(2,271,799)	(414,080)	(4,762,457)	(2,058,462)

Net increase (decrease) in net assets resulting from contractowner transactions	13,974,228	4,662,884	5,201,720	19,949,995

Net increase (decrease) in net assets	13,214,420	5,282,779	747,921	23,110,163

NET ASSETS

Beginning of period	5,282,779	—	23,110,163	—

End of period	$18,497,199	$5,282,779	$23,858,084	$23,110,163

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	173,736	—	638,401	—

Units purchased	281,445	131,371	305,451	393,654

Units sold/transferred	131,498	42,365	(148,905)	244,747

End of period	586,679	173,736	794,947	638,401

	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account		Dodge & Cox International Stock Fund Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$1,829,642	$1,832,702	$1,221,399	$1,119,817

Net realized gain (loss)	1,998,077	321,098	140,159	(309,698)

Net change in unrealized appreciation (depreciation) on investments	(18,332,630)	24,496,429	(11,814,472)	9,483,495

Net increase (decrease) in net assets from operations	(14,504,911)	26,650,229	(10,452,914)	10,293,614

FROM CONTRACTOWNER TRANSACTIONS

Premiums	17,053,827	32,199,020	6,027,048	14,245,462

Net contractowner transfers	(5,512,240)	5,794,306	(4,861,941)	3,290,855

Withdrawals and death benefits	(17,193,473)	(8,400,046)	(8,020,747)	(6,204,292)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,651,886)	29,593,280	(6,855,640)	11,332,025

Net increase (decrease) in net assets	(20,156,797)	56,243,509	(17,308,554)	21,625,639

NET ASSETS

Beginning of period	116,137,433	59,893,924	62,728,890	41,103,251

End of period	$95,980,636	$116,137,433	$45,420,336	$62,728,890

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,086,982	2,875,639	1,797,920	1,458,849

Units purchased	634,207	1,278,246	181,757	439,539

Units sold/transferred	(805,444)	(66,903)	(390,777)	(100,468)

End of period	3,915,745	4,086,982	1,588,900	1,797,920

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

B-30	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account		Lazard International Equity Portfolio (R6 Shares) Sub-Account
	December 31, 2018	December 31, 2017 (b)	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$84,916	$40,917	$531,926	$251,391

Net realized gain (loss)	1,088,519	263,308	1,798,089	374,473

Net change in unrealized appreciation (depreciation) on investments	(2,650,118)	(66,849)	(5,806,736)	1,682,141

Net increase (decrease) in net assets from operations	(1,476,683)	237,376	(3,476,721)	2,308,005

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,318,094	6,046,397	9,383,983	18,691,656

Net contractowner transfers	1,529,722	527,371	(35,354)	(318,727)

Withdrawals and death benefits	(922,127)	(1,640,032)	(3,210,300)	(809,079)

Net increase (decrease) in net assets resulting from contractowner transactions	4,925,689	4,933,736	6,138,329	17,563,850

Net increase (decrease) in net assets	3,449,006	5,171,112	2,661,608	19,871,855

NET ASSETS

Beginning of period	5,171,112	—	19,871,855	—

End of period	$8,620,118	$5,171,112	$22,533,463	$19,871,855

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	192,371	—	633,100	—

Units purchased	158,172	236,464	306,967	666,607

Units sold/transferred	22,074	(44,093)	(108,158)	(33,507)

End of period	372,617	192,371	831,909	633,100

	Lord Abbett High Yield Fund (Class R-6) Sub-Account		MFS Mid Cap Value Fund (Class R6) Sub-Account
	December 31, 2018	December 31, 2017 (b)	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$1,008,342	$458,971	$143,059	$68,554

Net realized gain (loss)	(70,199)	17,691	668,231	281,989

Net change in unrealized appreciation (depreciation) on investments	(1,956,214)	64,513	(2,356,396)	431,158

Net increase (decrease) in net assets from operations	(1,018,071)	541,175	(1,545,106)	781,701

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,902,999	10,290,993	4,804,723	7,601,159

Net contractowner transfers	2,835,587	4,277,355	(58,229)	1,895,513

Withdrawals and death benefits	(3,044,721)	(1,278,437)	(934,644)	(569,631)

Net increase (decrease) in net assets resulting from contractowner transactions	6,693,865	13,289,911	3,811,850	8,927,041

Net increase (decrease) in net assets	5,675,794	13,831,086	2,266,744	9,708,742

NET ASSETS

Beginning of period	13,831,086	—	9,708,742	—

End of period	$19,506,880	$13,831,086	$11,975,486	$9,708,742

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	499,704	—	334,928	—

Units purchased	250,836	381,148	165,737	284,581

Units sold/transferred	(8,468)	118,556	(34,375)	50,347

End of period	742,072	499,704	466,290	334,928

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nationwide Geneva Small-Cap Growth Fund (Class R6) Sub-Account		Parnassus Fund (Institutional Class) Sub-Account
	December 31, 2018	December 31, 2017 (c)	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$(2,914)	$(396)	$12,251	$10,491

Net realized gain (loss)	352,818	58,716	54,549	65,402

Net change in unrealized appreciation (depreciation) on investments	(986,148)	(1,578)	(164,986)	(8,966)

Net increase (decrease) in net assets from operations	(636,244)	56,742	(98,186)	66,927

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,879,763	449,904	275,692	639,475

Net contractowner transfers	3,458,924	412,320	(86,479)	364,823

Withdrawals and death benefits	(1,840,969)	(4,615)	(222,931)	(47,488)

Net increase (decrease) in net assets resulting from contractowner transactions	4,497,718	857,609	(33,718)	956,810

Net increase (decrease) in net assets	3,861,474	914,351	(131,904)	1,023,737

NET ASSETS

Beginning of period	914,351	—	1,023,737	—

End of period	$4,775,825	$914,351	$891,833	$1,023,737

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	29,455	—	34,025	—

Units purchased	82,942	15,557	9,245	22,684

Units sold/transferred	42,865	13,898	(10,460)	11,341

End of period	155,262	29,455	32,810	34,025

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account		T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$257,365	$202,476	$(16,062)	$(7,056)

Net realized gain (loss)	23,636,208	14,934,148	1,018,776	62,627

Net change in unrealized appreciation (depreciation) on investments	(20,095,342)	14,997,019	(2,255,142)	1,330,519

Net increase (decrease) in net assets from operations	3,798,231	30,133,643	(1,252,428)	1,386,090

FROM CONTRACTOWNER TRANSACTIONS

Premiums	83,648,050	54,519,201	5,108,698	8,743,530

Net contractowner transfers	17,930,558	15,462,867	167,639	3,087,555

Withdrawals and death benefits	(69,648,798)	(25,748,022)	(2,546,278)	(628,403)

Net increase (decrease) in net assets resulting from contractowner transactions	31,929,810	44,234,046	2,730,059	11,202,682

Net increase (decrease) in net assets	35,728,041	74,367,689	1,477,631	12,588,772

NET ASSETS

Beginning of period	142,024,894	67,657,205	12,588,772	—

End of period	$177,752,935	$142,024,894	$14,066,403	$12,588,772

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,804,597	1,182,524	406,775	—

Units purchased	969,046	791,625	156,469	317,139

Units sold/transferred	(605,331)	(169,552)	(75,111)	89,636

End of period	2,168,312	1,804,597	488,133	406,775

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.
(c)	For the period January 9, 2017 (commencement of operations) to December 31, 2017.

B-32	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Templeton Global Bond Fund (Class R-6) Sub-Account		Vanguard 500 Index Fund (Admiral Shares) Sub-Account
	December 31, 2018	December 31, 2017 (c)	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$605,148	$145,042	$1,346,562	$862,465

Net realized gain (loss)	(121,588)	29,964	1,742,026	54,093

Net change in unrealized appreciation (depreciation) on investments	(362,618)	(201,714)	(6,892,293)	6,796,405

Net increase (decrease) in net assets from operations	120,942	(26,708)	(3,803,705)	7,712,963

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,888,036	5,526,400	29,066,986	49,804,109

Net contractowner transfers	734,251	1,577,507	1,322,406	11,332,803

Withdrawals and death benefits	(961,070)	(735,923)	(13,420,335)	(2,633,421)

Net increase (decrease) in net assets resulting from contractowner transactions	4,661,217	6,367,984	16,969,057	58,503,491

Net increase (decrease) in net assets	4,782,159	6,341,276	13,165,352	66,216,454

NET ASSETS

Beginning of period	6,341,276	—	66,216,454	—

End of period	$11,123,435	$6,341,276	$79,381,806	$66,216,454

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	236,835	—	2,127,641	—

Units purchased	181,374	204,757	902,982	1,787,656

Units sold/transferred	(8,763)	32,078	(359,107)	339,985

End of period	409,446	236,835	2,671,516	2,127,641

	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account		Vanguard Equity-Income Fund (Admiral Shares) Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$770,644	$510,464	$1,778,985	$966,837

Net realized gain (loss)	356,990	210,829	5,181,511	668,185

Net change in unrealized appreciation (depreciation) on investments	(6,279,850)	4,253,596	(11,329,332)	4,125,496

Net increase (decrease) in net assets from operations	(5,152,216)	4,974,889	(4,368,836)	5,760,518

FROM CONTRACTOWNER TRANSACTIONS

Premiums	10,575,800	10,126,386	22,601,424	34,017,914

Net contractowner transfers	3,827,909	1,719,031	6,365,374	13,298,794

Withdrawals and death benefits	(5,710,215)	(2,384,077)	(5,614,148)	(2,075,119)

Net increase (decrease) in net assets resulting from contractowner transactions	8,693,494	9,461,340	23,352,650	45,241,589

Net increase (decrease) in net assets	3,541,278	14,436,229	18,983,814	51,002,107

NET ASSETS

Beginning of period	26,339,264	11,903,035	51,002,107	—

End of period	$29,880,542	$26,339,264	$69,985,921	$51,002,107

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	974,457	578,025	1,675,551	—

Units purchased	411,030	417,239	741,030	1,244,254

Units sold/transferred	(90,164)	(20,807)	22,672	431,297

End of period	1,295,323	974,457	2,439,253	1,675,551

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.
(c)	For the period January 9, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Vanguard Explorer Fund (Admiral Shares) Sub-Account		Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$257,831	$53,465	$589,314	$319,613

Net realized gain (loss)	6,629,467	1,791,113	620,192	87,205

Net change in unrealized appreciation (depreciation) on investments	(14,752,418)	1,238,786	(5,687,907)	3,101,778

Net increase (decrease) in net assets from operations	(7,865,120)	3,083,364	(4,478,401)	3,508,596

FROM CONTRACTOWNER TRANSACTIONS

Premiums	34,833,299	3,388,305	12,776,582	23,035,626

Net contractowner transfers	32,525,236	(1,138,200)	3,137,603	9,902,655

Withdrawals and death benefits	(7,590,090)	(1,829,211)	(6,949,841)	(1,175,818)

Net increase (decrease) in net assets resulting from contractowner transactions	59,768,445	420,894	8,964,344	31,762,463

Net increase (decrease) in net assets	51,903,325	3,504,258	4,485,943	35,271,059

NET ASSETS

Beginning of period	16,896,272	13,392,014	35,271,059	—

End of period	$68,799,597	$16,896,272	$39,757,002	$35,271,059

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	341,854	333,037	1,166,446	—

Units purchased	640,200	76,658	407,937	833,718

Units sold/transferred	443,754	(67,841)	(122,372)	332,728

End of period	1,425,808	341,854	1,452,011	1,166,446

	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account		Vanguard Selected Value Fund (Investor Shares) Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$272,081	$163,243	$2,681,214	$2,086,314

Net realized gain (loss)	(194,087)	(109,945)	12,908,637	17,092,872

Net change in unrealized appreciation (depreciation) on investments	89,280	77,268	(51,792,963)	9,920,172

Net increase (decrease) in net assets from operations	167,274	130,566	(36,203,112)	29,099,358

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,097,369	3,252,155	35,833,568	46,019,199

Net contractowner transfers	1,339,011	(520,334)	(7,665,178)	(8,564,137)

Withdrawals and death benefits	(2,405,894)	(2,199,156)	(37,732,375)	(30,561,173)

Net increase (decrease) in net assets resulting from contractowner transactions	3,030,486	532,665	(9,563,985)	6,893,889

Net increase (decrease) in net assets	3,197,760	663,231	(45,767,097)	35,993,247

NET ASSETS

Beginning of period	10,195,417	9,532,186	186,666,785	150,673,538

End of period	$13,393,177	$10,195,417	$140,899,688	$186,666,785

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	350,592	332,802	3,508,543	3,380,981

Units purchased	142,915	111,796	710,842	948,654

Units sold/transferred	(37,662)	(94,006)	(916,623)	(821,092)

End of period	455,845	350,592	3,302,762	3,508,543

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

B-34	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

concluded

	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account		Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017 (b)

FROM OPERATIONS

Net investment income (loss)	$5,406,556	$4,140,861	$686,406	$271,613

Net realized gain (loss)	2,976,667	379,713	(61,323)	26,095

Net change in unrealized appreciation (depreciation) on investments	(43,610,765)	21,247,942	(461,791)	31,234

Net increase (decrease) in net assets from operations	(35,227,542)	25,768,516	163,292	328,942

FROM CONTRACTOWNER TRANSACTIONS

Premiums	47,991,314	86,561,655	12,591,084	15,337,848

Net contractowner transfers	(2,600,465)	20,491,800	2,863,847	4,608,581

Withdrawals and death benefits	(34,402,647)	(20,442,313)	(2,582,428)	(2,263,111)

Net increase (decrease) in net assets resulting from contractowner transactions	10,988,202	86,611,142	12,872,503	17,683,318

Net increase (decrease) in net assets	(24,239,340)	112,379,658	13,035,795	18,012,260

NET ASSETS

Beginning of period	270,550,939	158,171,281	18,012,260	—

End of period	$246,311,599	$270,550,939	$31,048,055	$18,012,260

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,217,142	3,406,443	693,387	—

Units purchased	918,494	1,800,367	492,995	602,193

Units sold/transferred	(717,947)	10,332	10,202	91,194

End of period	5,417,689	5,217,142	1,196,584	693,387

	Vanguard Wellington Fund (Admiral Shares) Sub-Account		Western Asset Core Plus Bond Fund (Class IS) Sub-Account
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

FROM OPERATIONS

Net investment income (loss)	$7,741,329	$6,101,853	$5,925,763	$4,283,704

Net realized gain (loss)	18,903,194	11,544,678	272,023	325,929

Net change in unrealized appreciation (depreciation) on investments	(36,181,089)	15,275,333	(9,157,577)	4,412,288

Net increase (decrease) in net assets from operations	(9,536,566)	32,921,864	(2,959,791)	9,021,921

FROM CONTRACTOWNER TRANSACTIONS

Premiums	36,343,529	87,868,571	31,177,028	68,546,637

Net contractowner transfers	(14,376,829)	20,619,145	(4,605,457)	12,702,835

Withdrawals and death benefits	(42,572,774)	(17,109,031)	(29,250,817)	(19,856,173)

Net increase (decrease) in net assets resulting from contractowner transactions	(20,606,074)	91,378,685	(2,679,246)	61,393,299

Net increase (decrease) in net assets	(30,142,640)	124,300,549	(5,639,037)	70,415,220

NET ASSETS

Beginning of period	297,929,219	173,628,670	177,196,660	106,781,440

End of period	$267,786,579	$297,929,219	$171,557,623	$177,196,660

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,566,283	4,389,866	3,941,897	2,540,099

Units purchased	799,462	2,072,372	709,214	1,568,573

Units sold/transferred	(1,253,607)	104,045	(772,816)	(166,775)

End of period	6,112,138	6,566,283	3,878,295	3,941,897

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-35

Notes to financial statements

TIAA Separate Account VA-3

Note 1—organization and significant accounting policies

TIAA Separate Account VA-3 (the “Separate Account”) was established on May 17, 2006 as a separate investment account of Teachers Insurance and Annuity Association of America (“TIAA”) under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the Securities and Exchange Commission (“Commission”) as an investment company under the Investment Company Act of 1940, as amended and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable annuity contracts in retirement plans. The Separate Account consists of 64 investment accounts (“Sub-Accounts”). The Separate Account invests in Institutional Class shares of certain TIAA-CREF Funds and institutional or other share classes of certain non-TIAA-CREF Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on invested performance, Sub-Account expenses and mortality experience.

Participants in any Sub-Account can annuitize by transferring their assets to the TIAA-CREF Lifecycle Retirement Income Sub-Account (current investors can directly annuitize from this investment account) or into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the College Retirement Equities Fund accounts.

Effective May 1, 2018, the following share classes have changed:

Current Fund/Share Class	New Fund/Share Class

Vanguard Extended Market Index Fund (Admiral Shares) Vanguard Total Bond Market Index Fund (Admiral Shares) T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (Investor Shares)	Vanguard Extended Market Index Fund (Institutional Shares) Vanguard Total Bond Market Index Fund (Institutional Shares) T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

Effective August 1, 2018, the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA Separate Account VA-3 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files, as a component of the TIAA tax return, a U.S. Federal return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for this annual report. This implementation did not have a material impact on the Separate Account’s financial statements.

New commission rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Form N-CEN. The

B-36	Statement of Additional Information ∎ TIAA Separate Account VA-3

requirements of this final rule was effective June 1, 2018 and the Separate Account will comply with the filing requirements of Form N-CEN for the year ended December 31, 2018. However, the adoption of this rule will not impact the Separate Account’s financial statements.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2018, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Separate Account’s Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain mortality risks borne by TIAA. The Separate Account has four pricing levels. The level assigned to a client is based on an economic analysis of the client. The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

Accumulation Expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.05%	1.50%	0.05%	0.50%	0.10%	2.00%

Level 2	0.25%	1.50%	0.05%	0.50%	0.30%	2.00%

Level 3	0.40%	1.50%	0.05%	0.50%	0.45%	2.00%

Level 4	0.70%	1.50%	0.05%	0.50%	0.75%	2.00%

Payout Annuity Expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 2	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 3	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 4	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the TIAA-CREF Funds, these include management fees paid to Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser.

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, for distribution services. Services performs all sales and marketing functions relative to the contracts.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-37

Notes to financial statements

TIAA Separate Account VA-3

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2018 were as follows:

	Purchases	Sales

TIAA-CREF Bond Fund	$3,459,818	$5,772,674

TIAA-CREF Bond Index Fund	28,164,007	5,205,260

TIAA-CREF Bond Plus Fund	30,621,364	12,195,483

TIAA-CREF Emerging Markets Equity Fund	21,240,023	7,728,496

TIAA-CREF Emerging Markets Equity Index Fund	7,109,925	7,394,723

TIAA-CREF Equity Index Fund	20,896,604	39,724,496

TIAA-CREF Growth & Income Fund	42,233,119	45,423,899

TIAA-CREF High-Yield Fund	35,532,534	6,980,394

TIAA-CREF Inflation-Linked Bond Fund	1,254,982	1,559,796

TIAA-CREF International Equity Fund	58,462,696	37,263,600

TIAA-CREF International Equity Index Fund	61,933,364	38,011,198

TIAA-CREF Large-Cap Growth Fund	43,133,025	21,458,898

TIAA-CREF Large-Cap Growth Index Fund	40,555,462	46,043,194

TIAA-CREF Large-Cap Value Fund	61,951,148	96,536,607

TIAA-CREF Large-Cap Value Index Fund	33,690,585	46,500,606

TIAA-CREF Lifecycle Retirement Income Fund	15,239,281	12,747,236

TIAA-CREF Lifecycle 2010 Fund	26,130,465	21,837,232

TIAA-CREF Lifecycle 2015 Fund	33,232,961	26,072,248

TIAA-CREF Lifecycle 2020 Fund	80,518,199	41,465,355

TIAA-CREF Lifecycle 2025 Fund	104,652,349	43,255,359

TIAA-CREF Lifecycle 2030 Fund	107,973,527	29,586,120

TIAA-CREF Lifecycle 2035 Fund	101,551,682	24,598,635

TIAA-CREF Lifecycle 2040 Fund	116,078,411	27,062,187

TIAA-CREF Lifecycle 2045 Fund	78,385,605	16,047,403

TIAA-CREF Lifecycle 2050 Fund	70,205,244	11,678,994

TIAA-CREF Lifecycle 2055 Fund	32,618,909	4,951,330

TIAA-CREF Lifecycle 2060 Fund	9,948,970	3,995,471

TIAA-CREF Mid-Cap Growth Fund	44,580,333	27,750,346

TIAA-CREF Mid-Cap Value Fund	69,251,916	80,730,295

TIAA-CREF Money Market Fund	44,756,052	27,423,712

TIAA-CREF Quant Small-Cap Equity Fund	48,424,438	57,971,165

TIAA-CREF Real Estate Securities Fund	40,999,043	11,821,518

TIAA-CREF S&P 500 Index Fund	74,285,697	35,004,822

TIAA-CREF Short-Term Bond Fund	18,454,505	9,187,354

TIAA-CREF Small-Cap Blend Index Fund	106,918,166	22,808,685

TIAA-CREF Social Choice Equity Fund	70,525,254	9,631,569

American Beacon Bridgeway Large Cap Growth Fund (Institutional Class)	13,530,822	8,208,059

American Funds EuroPacific Growth Fund (Class R-6)	103,029,303	12,610,036

American Funds Washington Mutual Investors Fund (Class R-6)	46,748,198	4,142,258

Ariel Appreciation Fund (Institutional Class)	445,614	1,184,018

Champlain Mid Cap Fund (Institutional Class)	16,592,427	1,497,511

Delaware Emerging Markets Fund (Class R-6)	10,535,396	5,177,279

DFA Emerging Markets Portfolio (Institutional Class)	11,872,529	15,694,772

Dodge & Cox International Stock Fund	5,040,201	10,674,443

JP Morgan Small Cap Value Fund (Class R-6)	7,260,759	1,122,140

Lazard International Equity Portfolio (R6 Shares)	14,901,055	7,135,078

Lord Abbett High Yield Fund (Class R-6)	10,620,500	2,919,593

MFS Mid Cap Value Fund (Class R6)	5,625,640	1,079,462

Nationwide Geneva Small Cap Growth Fund (Class R6)	7,292,574	2,523,175

Parnassus Fund (Institutional Shares)	370,866	337,416

T. Rowe Price® Institutional Large-Cap Growth Fund	86,035,865	40,956,280

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	20,002,699	16,633,364

Templeton Global Bond Fund (Class R-6)	7,515,623	2,249,260

Vanguard 500 Index Fund (Admiral Shares)	28,177,124	9,861,506

Vanguard Emerging Markets Stock Index Fund (Institutional Shares)	13,040,071	3,575,932

B-38	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

	Purchases	Sales

Vanguard Equity-Income Fund (Admiral Shares)	$32,119,868	$2,015,182

Vanguard Explorer Fund (Admiral Shares)	68,577,888	2,154,221

Vanguard Extended Market Index Fund (Institutional Shares)	56,278,520	46,724,862

Vanguard Intermediate-Term Treasury Fund (Admiral Shares)	6,246,814	2,944,678

Vanguard Selected Value Fund (Investor Shares)	30,217,663	24,797,879

Vanguard Small-Cap Value Index Fund (Institutional Shares)	31,825,303	15,430,545

Vanguard Total Bond Market Index Fund (Institutional Shares)	41,008,428	27,445,049

Vanguard Wellington Fund (Admiral Shares)	41,831,877	38,409,708

Western Asset Core Plus Bond Fund (Class IS)	26,335,420	22,275,208

Note 5—condensed financial information

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Bond Fund Sub-Account
2018	535	$37.78 to $40.43	$37.36 to $40.24	$20,104	3.14%	0.10% to 0.75%	(1.12)% to (0.48)%
2017	613	$36.44 to $38.74	$37.78 to $40.43	$23,224	2.91%	0.10% to 0.75%	3.69% to 4.37%
2016	726	$35.22 to $36.67	$36.44 to $38.74	$26,503	2.79%	0.23% to 0.75%	0.10% to 3.91%
2015	586	$35.23 to $36.97	$35.22 to $36.67	$20,696	2.59%	0.30% to 0.75%	(0.03)% to 0.42%
2014	629	$33.54 to $34.96	$35.23 to $36.97	$22,190	2.32%	0.15% to 0.75%	5.06% to 5.75%

TIAA-CREF Bond Index Fund Sub-Account
2018	2,821	$28.84 to $30.12	$28.62 to $30.08	$84,754	2.71%	0.10% to 0.75%	(0.77)% to (0.12)%
2017	2,106	$28.10 to $29.15	$28.84 to $30.12	$63,350	2.40%	0.10% to 0.75%	2.65% to 3.32%
2016	2,018	$27.65 to $28.50	$28.10 to $29.15	$58,766	2.26%	0.10% to 0.75%	1.63% to 2.29%
2015	1,915	$27.71 to $28.37	$27.65 to $28.50	$54,534	2.23%	0.10% to 0.75%	(0.22)% to 0.43%
2014	1,490	$26.37 to $26.83	$27.71 to $28.37	$42,255	2.18%	0.10% to 0.75%	5.09% to 5.77%

TIAA-CREF Bond Plus Fund Sub-Account
2018	2,667	$37.95 to $40.60	$37.57 to $40.46	$102,115	3.36%	0.10% to 0.75%	(1.00)% to (0.35)%
2017	2,263	$36.48 to $38.78	$37.95 to $40.60	$86,828	3.10%	0.10% to 0.75%	4.03% to 4.71%
2016	2,148	$35.11 to $37.09	$36.48 to $38.78	$79,005	3.09%	0.10% to 0.75%	3.89% to 4.56%
2015	1,660	$35.15 to $36.89	$35.11 to $37.09	$58,632	2.91%	0.10% to 0.75%	(0.12)% to 0.53%
2014	1,659	$33.47 to $34.90	$35.15 to $36.89	$58,622	2.70%	0.10% to 0.75%	5.02% to 5.70%

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2018	1,085	$26.78 to $27.96	$21.76 to $22.87	$24,793	0.49%	0.10% to 0.75%	(18.73)% to (18.19)%
2017	669	$18.55 to $19.24	$26.78 to $27.96	$18,677	1.54%	0.10% to 0.75%	44.36% to 45.30%
2016	141	$17.64 to $18.18	$18.55 to $19.24	$2,701	1.03%	0.10% to 0.74%	5.17% to 5.85%
2015	125	$20.39 to $20.88	$17.64 to $18.18	$2,271	1.18%	0.10% to 0.75%	(13.50)% to (12.94)%
2014	73	$22.27 to $22.66	$20.39 to $20.88	$1,522	1.63%	0.10% to 0.75%	(8.44)% to (7.84)%

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2018	496	$26.45 to $27.62	$22.42 to $23.57	$11,665	1.85%	0.10% to 0.75%	(15.21)% to (14.66)%
2017	528	$19.39 to $20.11	$26.45 to $27.62	$14,561	2.49%	0.10% to 0.75%	36.42% to 37.31%
2016	401	$17.59 to $18.13	$19.39 to $20.11	$8,056	2.00%	0.10% to 0.75%	10.23% to 10.95%
2015	284	$20.80 to $21.31	$17.59 to $18.13	$5,140	2.99%	0.10% to 0.75%	(15.47)% to (14.92)%
2014	103	$21.66 to $22.04	$20.80 to $21.31	$2,193	2.86%	0.10% to 0.76%	(3.93)% to (3.31)%

TIAA-CREF Equity Index Fund Sub-Account
2018	3,670	$54.13 to $57.92	$50.92 to $54.84	$197,666	1.75%	0.10% to 0.75%	(5.93)% to (5.32)%
2017	4,057	$45.03 to $47.88	$54.13 to $57.92	$231,150	1.86%	0.10% to 0.75%	20.19% to 20.97%
2016	3,657	$40.24 to $42.50	$45.03 to $47.88	$172,306	2.61%	0.10% to 0.75%	11.92% to 12.64%
2015	2,220	$40.36 to $42.35	$40.24 to $42.50	$92,571	2.08%	0.10% to 0.75%	(0.29)% to 0.36%
2014	1,884	$36.14 to $37.68	$40.36 to $42.35	$78,535	2.05%	0.10% to 0.75%	11.68% to 12.41%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-39

Notes to financial statements

TIAA Separate Account VA-3

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Growth & Income Fund Sub-Account
2018	3,787	$63.15 to $67.57	$58.22 to $62.70	$230,129	1.17%	0.10% to 0.75%	(7.81)% to (7.21)%
2017	4,144	$51.33 to $54.56	$63.15 to $67.57	$271,834	1.11%	0.10% to 0.75%	23.04% to 23.84%
2016	4,210	$47.61 to $50.29	$51.33 to $54.56	$223,701	1.42%	0.10% to 0.75%	7.79% to 8.49%
2015	4,355	$46.36 to $48.65	$47.61 to $50.29	$214,251	1.16%	0.10% to 0.75%	2.70% to 3.37%
2014	4,635	$41.98 to $43.77	$46.36 to $48.65	$221,380	1.12%	0.10% to 0.75%	10.43% to 11.15%

TIAA-CREF High-Yield Fund Sub-Account
2018	2,183	$35.37 to $51.84	$34.17 to $50.41	$109,222	5.70%	0.10% to 0.75%	(3.41)% to (2.77)%
2017	1,743	$33.72 to $49.11	$35.37 to $51.84	$89,546	5.18%	0.10% to 0.75%	4.88% to 5.56%
2016	1,060	$29.16 to $42.20	$33.72 to $49.11	$51,405	5.94%	0.10% to 0.75%	15.63% to 16.38%
2015	345	$30.52 to $43.87	$29.16 to $42.20	$14,307	5.70%	0.10% to 0.75%	(4.45)% to (3.83)%
2014	345	$30.00 to $42.85	$30.52 to $43.87	$14,803	5.35%	0.10% to 0.75%	1.73% to 2.39%

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2018	159	$34.57 to $36.31	$34.14 to $36.03	$5,453	2.46%	0.30% to 0.75%	(1.24)% to (0.79)%
2017	171	$34.24 to $36.40	$34.57 to $36.31	$5,925	1.96%	0.30% to 0.75%	0.98% to 1.43%
2016	168	$33.28 to $34.64	$34.24 to $36.40	$5,748	1.45%	0.10% to 0.75%	2.88% to 3.34%
2015	181	$34.08 to $35.76	$33.28 to $34.64	$6,044	0.31%	0.30% to 0.75%	(2.35)% to (1.91)%
2014	192	$33.20 to $34.61	$34.08 to $35.76	$6,548	1.94%	0.10% to 0.75%	2.65% to 3.32%

TIAA-CREF International Equity Fund Sub-Account
2018	12,340	$32.27 to $34.54	$24.53 to $26.42	$307,677	1.89%	0.10% to 0.75%	(24.01)% to (23.51)%
2017	12,290	$24.46 to $26.00	$32.27 to $34.54	$402,871	1.28%	0.10% to 0.75%	31.96% to 32.81%
2016	10,472	$24.54 to $25.92	$24.46 to $26.00	$260,457	1.48%	0.10% to 0.75%	(0.34)% to 0.31%
2015	10,600	$25.02 to $26.26	$24.54 to $25.92	$264,404	1.20%	0.10% to 0.75%	(1.92)% to (1.28)%
2014	9,822	$27.40 to $28.57	$25.02 to $26.26	$249,399	1.39%	0.10% to 0.75%	(8.67)% to (8.08)%

TIAA-CREF International Equity Index Fund Sub-Account
2018	18,426	$32.05 to $33.19	$27.68 to $28.76	$528,626	2.97%	0.10% to 0.75%	(13.90)% to (13.34)%
2017	18,167	$25.69 to $26.51	$32.05 to $33.19	$601,659	3.20%	0.10% to 0.75%	24.39% to 25.20%
2016	14,442	$25.49 to $26.33	$25.69 to $26.51	$382,120	3.40%	0.10% to 0.75%	0.47% to 1.12%
2015	11,079	$25.73 to $26.66	$25.49 to $26.33	$289,907	3.01%	0.10% to 0.75%	(1.23)% to (0.59)%
2014	9,385	$27.36 to $28.43	$25.73 to $26.66	$247,073	3.73%	0.10% to 0.75%	(6.21)% to (5.60)%

TIAA-CREF Large-Cap Growth Fund Sub-Account
2018	1,687	$66.82 to $71.50	$66.35 to $71.46	$112,871	0.56%	0.10% to 0.75%	(0.71)% to (0.06)%
2017	1,583	$50.05 to $53.21	$66.82 to $71.50	$106,385	0.56%	0.10% to 0.75%	33.51% to 34.38%
2016	1,374	$50.86 to $53.72	$50.05 to $53.21	$69,126	0.62%	0.10% to 0.75%	(1.59)% to (0.95)%
2015	1,308	$46.92 to $49.24	$50.86 to $53.72	$66,776	0.42%	0.10% to 0.75%	8.38% to 9.09%
2014	1,047	$42.51 to $44.32	$46.92 to $49.24	$49,261	0.33%	0.10% to 0.75%	10.39% to 11.11%

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2018	3,681	$56.97 to $69.06	$55.66 to $67.92	$249,550	1.24%	0.10% to 0.75%	(2.29)% to (1.65)%
2017	3,893	$44.13 to $53.15	$56.97 to $69.06	$268,444	1.47%	0.10% to 0.75%	29.10% to 29.94%
2016	2,678	$41.53 to $49.70	$44.13 to $53.15	$142,064	1.57%	0.10% to 0.75%	6.25% to 6.94%
2015	2,144	$39.62 to $47.11	$41.53 to $49.70	$106,370	1.55%	0.10% to 0.75%	4.82% to 5.51%
2014	1,937	$35.33 to $41.73	$39.62 to $47.11	$91,144	1.52%	0.10% to 0.75%	12.14% to 12.87%

TIAA-CREF Large-Cap Value Fund Sub-Account
2018	9,918	$44.37 to $47.47	$37.82 to $40.74	$385,944	1.67%	0.10% to 0.75%	(14.74)% to (14.18)%
2017	11,622	$39.72 to $42.23	$44.37 to $47.47	$528,835	1.47%	0.10% to 0.75%	11.68% to 12.41%
2016	11,345	$33.75 to $35.65	$39.72 to $42.23	$461,022	1.93%	0.10% to 0.75%	17.71% to 18.48%
2015	11,522	$35.67 to $37.44	$33.75 to $35.65	$397,264	1.40%	0.10% to 0.75%	(5.40)% to (4.78)%
2014	10,998	$32.93 to $34.33	$35.67 to $37.44	$400,293	1.84%	0.10% to 0.75%	8.34% to 9.05%

B-40	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2018	8,362	$46.32 to $49.38	$42.27 to $44.93	$366,819	2.45%	0.10% to 0.75%	(9.00)% to (8.41)%
2017	8,959	$40.95 to $43.79	$46.32 to $49.38	$429,178	2.38%	0.10% to 0.75%	12.78% to 13.51%
2016	9,568	$35.08 to $37.63	$40.95 to $43.79	$403,849	2.67%	0.10% to 0.75%	16.36% to 17.12%
2015	6,589	$36.64 to $39.41	$35.08 to $37.63	$237,522	2.93%	0.10% to 0.75%	(4.53)% to (3.91)%
2014	3,978	$32.46 to $35.03	$36.64 to $39.41	$149,263	2.33%	0.10% to 0.75%	12.52% to 13.26%

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2018	1,055	$39.43 to $41.90	$37.63 to $40.25	$46,480	2.79%	0.10% to 0.75%	(4.56)% to (3.94)%
2017	1,066	$35.44 to $37.42	$39.43 to $41.90	$48,630	3.36%	0.10% to 0.75%	11.26% to 11.99%
2016	928	$33.67 to $35.32	$35.44 to $37.42	$38,431	2.77%	0.10% to 0.75%	5.25% to 5.93%
2015	749	$33.84 to $35.27	$33.67 to $35.32	$29,784	2.32%	0.10% to 0.75%	(0.50)% to 0.15%
2014	686	$32.62 to $33.78	$33.84 to $35.27	$27,366	2.93%	0.10% to 0.75%	3.74% to 4.42%

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2018	2,299	$41.24 to $44.13	$39.33 to $42.36	$94,053	2.96%	0.10% to 0.75%	(4.64)% to (4.01)%
2017	2,336	$36.85 to $39.17	$41.24 to $44.13	$99,842	2.97%	0.10% to 0.75%	11.92% to 12.65%
2016	2,120	$34.95 to $36.92	$36.85 to $39.17	$80,749	2.58%	0.10% to 0.75%	5.41% to 6.10%
2015	2,165	$35.08 to $36.82	$34.95 to $36.92	$77,919	2.42%	0.10% to 0.75%	(0.37)% to 0.28%
2014	2,161	$33.80 to $35.24	$35.08 to $36.82	$77,748	3.01%	0.10% to 0.75%	3.81% to 4.49%

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2018	3,846	$41.57 to $44.49	$39.44 to $42.48	$157,534	2.96%	0.10% to 0.75%	(5.13)% to (4.51)%
2017	3,947	$36.79 to $39.11	$41.57 to $44.49	$169,867	2.91%	0.10% to 0.75%	13.01% to 13.74%
2016	3,947	$34.84 to $36.79	$36.79 to $39.11	$149,818	2.68%	0.10% to 0.75%	5.61% to 6.30%
2015	3,864	$34.95 to $36.68	$34.84 to $36.79	$138,297	2.42%	0.10% to 0.75%	(0.33)% to 0.32%
2014	3,914	$33.61 to $35.04	$34.95 to $36.68	$140,111	3.10%	0.10% to 0.75%	3.99% to 4.67%

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2018	8,621	$42.07 to $45.01	$39.58 to $42.63	$353,642	2.96%	0.10% to 0.75%	(5.90)% to (5.28)%
2017	8,349	$36.67 to $38.98	$42.07 to $45.01	$362,236	3.01%	0.10% to 0.75%	14.72% to 15.47%
2016	7,725	$34.64 to $36.59	$36.67 to $38.98	$291,487	2.61%	0.10% to 0.75%	5.86% to 6.55%
2015	7,214	$34.75 to $36.47	$34.64 to $36.59	$256,209	2.47%	0.10% to 0.75%	(0.33)% to 0.32%
2014	6,400	$33.39 to $34.81	$34.75 to $36.47	$227,484	3.31%	0.10% to 0.75%	4.08% to 4.76%

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2018	10,010	$42.69 to $45.68	$39.81 to $42.87	$412,690	2.91%	0.10% to 0.75%	(6.76)% to (6.14)%
2017	9,334	$36.64 to $38.95	$42.69 to $45.68	$411,152	3.07%	0.10% to 0.75%	16.53% to 17.28%
2016	8,147	$34.50 to $36.44	$36.64 to $38.95	$306,966	2.54%	0.10% to 0.75%	6.20% to 6.89%
2015	7,264	$34.63 to $36.34	$34.50 to $36.44	$256,890	2.44%	0.10% to 0.75%	(0.39)% to 0.26%
2014	6,371	$33.27 to $34.69	$34.63 to $36.34	$225,606	3.44%	0.10% to 0.75%	4.08% to 4.76%

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2018	10,169	$43.12 to $46.14	$39.76 to $42.82	$419,479	2.88%	0.10% to 0.75%	(7.78)% to (7.18)%
2017	9,158	$36.44 to $38.74	$43.12 to $46.14	$408,157	3.13%	0.10% to 0.75%	18.32% to 19.09%
2016	8,028	$34.20 to $36.13	$36.44 to $38.74	$301,413	2.50%	0.10% to 0.75%	6.53% to 7.23%
2015	6,950	$34.33 to $36.03	$34.20 to $36.13	$243,996	2.43%	0.10% to 0.75%	(0.37)% to 0.28%
2014	5,903	$33.03 to $34.44	$34.33 to $36.03	$207,423	3.42%	0.10% to 0.75%	3.93% to 4.61%

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2018	10,106	$44.26 to $47.36	$40.40 to $43.51	$424,210	2.76%	0.10% to 0.75%	(8.73)% to (8.13)%
2017	9,177	$36.82 to $39.14	$44.26 to $47.36	$420,609	3.12%	0.10% to 0.75%	20.21% to 20.99%
2016	8,099	$34.50 to $36.44	$36.82 to $39.14	$307,858	2.33%	0.10% to 0.75%	6.72% to 7.42%
2015	6,947	$34.68 to $36.39	$34.50 to $36.44	$246,598	2.25%	0.10% to 0.75%	(0.51)% to 0.14%
2014	6,005	$33.38 to $34.80	$34.68 to $36.39	$213,531	3.45%	0.10% to 0.75%	3.89% to 4.57%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-41

Notes to financial statements

TIAA Separate Account VA-3

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2018		11,816	$45.74 to $48.94	$41.34 to $44.53	$510,040	2.66%	0.10% to 0.75%	(9.60)% to (9.01)%
2017		10,914	$37.49 to $39.86	$45.74 to $48.94	$519,089	3.13%	0.10% to 0.75%	22.00% to 22.79%
2016		9,593	$35.05 to $37.02	$37.49 to $39.86	$372,885	2.13%	0.10% to 0.75%	6.97% to 7.67%
2015		8,309	$35.28 to $37.02	$35.05 to $37.02	$300,843	2.11%	0.10% to 0.75%	(0.66)% to (0.01)%
2014		7,135	$33.97 to $35.42	$35.28 to $37.02	$259,135	3.47%	0.10% to 0.75%	3.85% to 4.53%

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2018		7,874	$44.59 to $47.39	$40.01 to $42.80	$324,373	2.49%	0.10% to 0.75%	(10.27)% to (9.68)%
2017		6,863	$36.34 to $38.37	$44.59 to $47.39	$313,710	3.33%	0.10% to 0.75%	22.70% to 23.50%
2016		5,735	$33.88 to $35.55	$36.34 to $38.37	$212,870	1.51%	0.10% to 0.75%	7.26% to 7.96%
2015		4,594	$34.10 to $35.54	$33.88 to $35.55	$158,356	2.01%	0.10% to 0.75%	(0.62)% to 0.03%
2014		3,673	$32.84 to $34.01	$34.10 to $35.54	$126,987	3.31%	0.10% to 0.75%	3.82% to 4.50%

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2018		7,089	$44.30 to $47.08	$39.65 to $42.41	$288,208	2.48%	0.10% to 0.75%	(10.50)% to (9.91)%
2017		6,103	$35.98 to $37.99	$44.30 to $47.08	$276,062	3.35%	0.10% to 0.75%	23.12% to 23.92%
2016		4,945	$33.54 to $35.18	$35.98 to $37.99	$181,103	1.51%	0.10% to 0.75%	7.29% to 7.99%
2015		3,793	$33.73 to $35.15	$33.54 to $35.18	$129,056	2.07%	0.10% to 0.75%	(0.57)% to 0.08%
2014		2,841	$32.49 to $33.64	$33.73 to $35.15	$96,950	3.38%	0.10% to 0.75%	3.80% to 4.48%

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2018		1,357	$44.52 to $46.19	$39.83 to $41.59	$55,093	2.91%	0.10% to 0.75%	(10.54)% to (9.95)%
2017		795	$36.10 to $37.21	$44.52 to $46.19	$36,083	4.28%	0.10% to 0.75%	23.31% to 24.11%
2016		283	$33.60 to $34.41	$36.10 to $37.21	$10,401	2.03%	0.10% to 0.75%	7.46% to 8.16%
2015		119	$33.81 to $34.40	$33.60 to $34.41	$4,040	2.74%	0.10% to 0.75%	(0.62)% to 0.03%
2014		46	$32.57 to $32.92	$33.81 to $34.40	$1,572	5.35%	0.10% to 0.75%	3.80% to 4.48%

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2018		353	$31.30 to $31.85	$27.94 to $28.61	$9,949	2.99%	0.10% to 0.75%	(10.74)% to (10.15)%
2017		176	$25.35 to $25.63	$31.30 to $31.85	$5,546	5.40%	0.10% to 0.75%	23.48% to 24.28%
2016	(h)	6	$21.35	$25.35 to $25.63	$160	5.05%	0.16% to 0.75%	2.15% to 16.11%

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2018		3,061	$56.51 to $60.46	$51.50 to $55.46	$164,521	0.35%	0.10% to 0.75%	(8.86)% to (8.27)%
2017		3,177	$45.11 to $47.95	$56.51 to $60.46	$186,494	0.56%	0.10% to 0.75%	25.27% to 26.09%
2016		3,149	$44.57 to $47.08	$45.11 to $47.95	$147,037	0.52%	0.10% to 0.75%	1.19% to 1.85%
2015		3,301	$45.19 to $47.43	$44.57 to $47.08	$151,739	0.20%	0.10% to 0.75%	(1.37)% to (0.73)%
2014		3,290	$42.27 to $44.07	$45.19 to $47.43	$152,849	0.46%	0.10% to 0.75%	6.93% to 7.63%

TIAA-CREF Mid-Cap Value Fund Sub-Account
2018		8,255	$49.65 to $53.12	$42.30 to $45.56	$364,411	1.62%	0.10% to 0.75%	(14.79)% to (14.24)%
2017		9,583	$45.01 to $47.85	$49.65 to $53.12	$494,627	1.51%	0.10% to 0.75%	10.30% to 11.02%
2016		11,674	$38.63 to $40.80	$45.01 to $47.85	$544,845	1.89%	0.10% to 0.75%	16.53% to 17.29%
2015		11,428	$41.12 to $43.15	$38.63 to $40.80	$456,173	1.39%	0.10% to 0.75%	(6.06)% to (5.44)%
2014		11,460	$36.71 to $38.28	$41.12 to $43.15	$485,953	1.47%	0.10% to 0.75%	12.00% to 12.73%

TIAA-CREF Money Market Fund Sub-Account
2018		1,391	$25.25 to $27.02	$25.49 to $27.45	$37,761	1.76%	0.10% to 0.75%	0.96% to 1.62%
2017		767	$25.25 to $26.84	$25.25 to $27.02	$20,429	0.76%	0.10% to 0.75%	0.00% to 0.65%
2016		641	$25.36 to $26.79	$25.25 to $26.84	$16,984	0.29%	0.10% to 0.75%	(0.46)% to 0.19%
2015		276	$25.55 to $26.81	$25.36 to $26.79	$7,218	0.03%	0.10% to 0.75%	(0.72)% to (0.08)%
2014		225	$25.74 to $26.84	$25.55 to $26.81	$5,891	0.00%	0.10% to 0.75%	(0.75)% to (0.10)%

B-42	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2018		4,843	$52.35 to $56.01	$45.73 to $49.26	$229,421	0.64%	0.10% to 0.75%	(12.63)% to (12.06)%
2017		5,727	$45.85 to $48.75	$52.35 to $56.01	$309,372	0.83%	0.10% to 0.75%	14.16% to 14.90%
2016		5,862	$38.51 to $40.67	$45.85 to $48.75	$277,713	1.13%	0.10% to 0.75%	19.08% to 19.85%
2015		4,913	$38.74 to $40.66	$38.51 to $40.67	$195,156	0.76%	0.10% to 0.75%	(0.61)% to 0.04%
2014		4,556	$36.51 to $38.06	$38.74 to $40.66	$181,608	0.80%	0.10% to 0.75%	6.12% to 6.81%

TIAA-CREF Real Estate Securities Fund Sub-Account
2018		7,104	$36.04 to $38.56	$34.33 to $36.97	$251,587	2.51%	0.10% to 0.75%	(4.76)% to (4.13)%
2017		6,514	$32.33 to $34.38	$36.04 to $38.56	$241,077	1.56%	0.10% to 0.75%	11.46% to 12.18%
2016		5,708	$31.21 to $32.97	$32.33 to $34.38	$188,652	2.67%	0.10% to 0.75%	3.60% to 4.27%
2015		4,223	$30.06 to $31.54	$31.21 to $32.97	$134,045	2.00%	0.10% to 0.75%	3.83% to 4.51%
2014		3,426	$23.63 to $24.64	$30.06 to $31.54	$104,232	1.93%	0.10% to 0.75%	27.18% to 28.01%

TIAA-CREF S&P 500 Index Fund Sub-Account
2018		7,263	$53.62 to $57.51	$50.85 to $54.90	$397,987	1.96%	0.10% to 0.75%	(5.17)% to (4.55)%
2017		6,788	$44.37 to $47.28	$53.62 to $57.51	$389,792	2.18%	0.10% to 0.75%	20.87% to 21.65%
2016		5,261	$39.96 to $42.30	$44.37 to $47.28	$248,345	2.29%	0.10% to 0.75%	11.03% to 11.76%
2015		4,033	$39.72 to $41.78	$39.96 to $42.30	$170,368	2.13%	0.10% to 0.75%	0.60% to 1.25%
2014		3,432	$35.23 to $36.81	$39.72 to $41.78	$143,212	2.19%	0.10% to 0.75%	12.76% to 13.49%

TIAA-CREF Short-Term Bond Fund Sub-Account
2018		1,317	$26.65 to $33.35	$26.84 to $33.80	$44,089	2.43%	0.10% to 0.75%	0.70% to 1.36%
2017		1,065	$26.35 to $32.77	$26.65 to $33.35	$35,177	1.81%	0.10% to 0.75%	1.12% to 1.78%
2016		888	$26.01 to $32.13	$26.35 to $32.77	$28,806	1.84%	0.10% to 0.75%	1.31% to 1.97%
2015		682	$25.96 to $31.86	$26.01 to $32.13	$21,664	1.55%	0.10% to 0.75%	0.21% to 0.86%
2014		541	$25.89 to $31.57	$25.96 to $31.86	$17,051	1.30%	0.10% to 0.75%	0.25% to 0.91%

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2018		8,013	$52.12 to $55.77	$46.12 to $49.68	$387,870	1.34%	0.10% to 0.75%	(11.51)% to (10.93)%
2017		7,083	$45.73 to $48.62	$52.12 to $55.77	$387,010	1.49%	0.10% to 0.75%	13.97% to 14.71%
2016		7,326	$37.90 to $40.03	$45.73 to $48.62	$349,445	1.88%	0.10% to 0.75%	20.67% to 21.45%
2015		6,770	$39.83 to $41.80	$37.90 to $40.03	$265,985	1.67%	0.10% to 0.75%	(4.86)% to (4.24)%
2014		6,014	$38.17 to $39.79	$39.83 to $41.80	$247,317	1.67%	0.10% to 0.75%	4.37% to 5.05%

TIAA-CREF Social Choice Equity Fund Sub-Account
2018		2,875	$52.26 to $55.92	$49.00 to $52.77	$147,102	1.81%	0.10% to 0.75%	(6.24)% to (5.63)%
2017		2,027	$43.54 to $46.29	$52.26 to $55.92	$109,344	2.11%	0.00% to 0.75%	20.03% to 20.81%
2016		1,426	$38.65 to $40.82	$43.54 to $46.29	$63,117	2.58%	0.10% to 0.75%	12.66% to 13.39%
2015		1,288	$39.89 to $41.86	$38.65 to $40.82	$50,531	1.81%	0.10% to 0.75%	(3.12)% to (2.49)%
2014		1,275	$36.13 to $37.67	$39.89 to $41.86	$51,546	1.49%	0.10% to 0.75%	10.42% to 11.14%

American Beacon Bridgeway Large Cap Growth Fund (Institutional Class) Sub-Account
2018		190	$32.34	$30.37	$5,783	0.35%	0.10%	(6.09)%
2017	(n)	74	$26.10	$32.34	$2,403	1.18%	0.10%	23.77%

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2018		8,815	$39.70 to $42.73	$33.53 to $36.32	$319,949	1.62%	0.10% to 0.75%	(15.55)% to (14.99)%
2017	(o)	7,166	$30.51 to $32.62	$39.70 to $42.73	$305,993	1.36%	0.10% to 0.75%	30.15% to 30.99%
2016		6,049	$30.43 to $32.33	$30.51 to $32.62	$197,219	1.59%	0.10% to 0.75%	0.25% to 0.90%
2015		5,960	$30.82 to $32.53	$30.43 to $32.33	$192,605	3.37%	0.10% to 0.75%	(1.28)% to (0.63)%
2014		4,993	$31.80 to $33.35	$30.82 to $32.53	$162,395	1.83%	0.10% to 0.75%	(3.08)% to (2.45)%

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2018		2,524	$50.09 to $56.09	$48.39 to $54.54	$137,536	2.24%	0.10% to 0.75%	(3.40)% to (2.76)%
2017	(o)	1,954	$41.88 to $46.59	$50.09 to $56.09	$109,501	2.20%	0.10% to 0.75%	19.62% to 20.39%
2016		2,038	$37.11 to $41.02	$41.88 to $46.59	$94,887	2.26%	0.10% to 0.75%	12.84% to 13.57%
2015		1,726	$37.36 to $41.03	$37.11 to $41.02	$70,797	2.21%	0.10% to 0.75%	(0.68)% to (0.03)%
2014		1,941	$33.77 to $36.84	$37.36 to $41.03	$79,606	2.42%	0.10% to 0.75%	10.66% to 11.38%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-43

Notes to financial statements

TIAA Separate Account VA-3

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Ariel Appreciation Fund (Institutional Class) Sub-Account
2018		16	$29.04	$25.03	$411	1.01%	0.10%	(13.81)%
2017	(m)	42	$25.75	$29.04	$1,207	3.81%	0.10%	13.32%

Champlain Mid Cap Fund (Institutional Class) Sub-Account
2018		587	$30.41	$31.52	$18,497	0.00%	0.10%	3.66%
2017	(l)	174	$25.84	$30.41	$5,283	0.19%	0.10%	17.46%

Delaware Emerging Markets Fund (Class R-6) Sub-Account
2018		795	$36.20	$30.01	$23,858	0.75%	0.10%	(17.09)%
2017	(l)	638	$26.54	$36.20	$23,110	3.41%	0.10%	37.23%

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2018		3,916	$27.25 to $28.45	$23.36 to $24.55	$95,981	1.87%	0.10% to 0.75%	(14.27)% to (13.71)%
2017		4,087	$20.10 to $20.85	$27.25 to $28.45	$116,137	2.11%	0.10% to 0.75%	35.56% to 36.44%
2016		2,876	$18.07 to $18.62	$20.10 to $20.85	$59,894	2.07%	0.10% to 0.75%	11.25% to 11.98%
2015		1,873	$21.62 to $22.14	$18.07 to $18.62	$34,852	2.21%	0.10% to 0.75%	(16.44)% to (15.89)%
2014		694	$22.16 to $22.55	$21.62 to $22.14	$15,339	2.41%	0.10% to 0.75%	(2.45)% to (1.81)%

Dodge & Cox International Stock Fund Sub-Account
2018		1,589	$33.47 to $34.95	$27.25 to $28.64	$45,420	2.28%	0.10% to 0.75%	(18.60)% to (18.07)%
2017		1,798	$27.21 to $28.23	$33.47 to $34.95	$62,729	2.29%	0.10% to 0.75%	23.02% to 23.82%
2016		1,459	$25.32 to $26.10	$27.21 to $28.23	$41,103	2.23%	0.10% to 0.75%	7.46% to 8.15%
2015		1,600	$28.78 to $29.47	$25.32 to $26.10	$41,691	2.37%	0.10% to 0.75%	(12.02)% to (11.44)%
2014		822	$28.97 to $29.48	$28.78 to $29.47	$24,196	4.06%	0.10% to 0.75%	(0.67)% to (0.02)%

JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account
2018		373	$26.88	$23.13	$8,620	1.21%	0.10%	(13.94)%
2017	(l)	192	$26.25	$26.88	$5,171	1.18%	0.10%	2.84%

Lazard International Equity Portfolio (R6 Shares) Sub-Account
2018		832	$31.39	$27.09	$22,533	2.44%	0.10%	(13.70)%
2017	(l)	633	$26.11	$31.39	$19,872	2.23%	0.10%	20.79%

Lord Abbett High Yield Fund (Class R-6) Sub-Account
2018		742	$27.68	$26.28	$19,507	6.12%	0.10%	(5.05)%
2017	(l)	500	$25.69	$27.68	$13,831	5.92%	0.10%	7.72%

MFS Mid Cap Value Fund (Class R6) Sub-Account
2018		466	$28.99	$25.68	$11,975	1.28%	0.10%	(11.40)%
2017	(l)	335	$25.83	$28.99	$9,709	1.28%	0.10%	12.08%

Nationwide Geneva Small-Cap Growth Fund (Class R6) Sub-Account
2018		155	$31.04	$30.76	$4,776	0.00%	0.10%	(0.91)%
2017	(m)	29	$25.55	$31.04	$914	0.00%	0.10%	21.65%

Parnassus Fund (Institutional Class) Sub-Account
2018		33	$30.09	$27.18	$892	1.24%	0.10%	(9.66)%
2017	(l)	34	$26.37	$30.09	$1,024	2.56%	0.10%	13.88%

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2018		2,168	$62.65 to $78.92	$64.87 to $82.25	$177,753	0.25%	0.10% to 0.75%	3.53% to 4.21%
2017		1,805	$45.80 to $57.32	$62.65 to $78.92	$142,025	0.31%	0.10% to 0.75%	36.80% to 37.69%
2016		1,183	$44.86 to $55.79	$45.80 to $57.32	$67,657	0.22%	0.10% to 0.75%	2.09% to 2.75%
2015		1,479	$41.06 to $50.73	$44.86 to $55.79	$82,404	0.04%	0.10% to 0.75%	9.26% to 9.97%
2014		1,114	$38.05 to $46.71	$41.06 to $50.73	$56,424	0.07%	0.10% to 0.75%	7.91% to 8.61%

B-44	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2018		488	$30.95	$28.82	$14,066	0.00%	0.10%	(6.89)%
2017	(l)	407	$25.77	$30.95	$12,589	0.00%	0.10%	20.11%

Templeton Global Bond Fund (Class R-6) Sub-Account
2018		409	$26.78	$27.17	$11,123	7.52%	0.10%	1.46%
2017	(m)	237	$26.16	$26.78	$6,341	4.14%	0.10%	2.35%

Vanguard 500 Index Fund (Admiral Shares) Sub-Account
2018		2,672	$31.12	$29.71	$79,382	1.90%	0.10%	(4.52)%
2017	(l)	2,128	$25.93	$31.12	$66,216	2.24%	0.10%	19.56%

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2018		1,295	$25.92 to $27.07	$21.99 to $23.11	$29,881	2.64%	0.10% to 0.75%	(15.18)% to (14.62)%
2017	(i)	974	$19.87 to $20.62	$25.92 to $27.07	$26,339	2.76%	0.10% to 0.75%	30.44% to 31.29%
2016		578	$17.92 to $18.47	$19.87 to $20.62	$11,903	2.87%	0.10% to 0.75%	10.90% to 11.62%
2015		272	$21.33 to $21.84	$17.92 to $18.47	$5,014	2.89%	0.10% to 0.75%	(15.98)% to (15.43)%
2014	(g)	227	$21.37 to $21.74	$21.33 to $21.84	$4,953	2.87%	0.10% to 0.75%	(0.17)% to 0.48%

Vanguard Equity-Income Fund (Admiral Shares) Sub-Account
2018		2,439	$30.44	$26.35 to $28.69	$69,986	2.94%	0.10% to 0.76%	(9.24)% to (5.74)%
2017	(l)	1,676	$25.91	$30.44	$51,002	3.09%	0.10%	17.29%

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2018		1,426	$47.44 to $49.54	$45.96 to $48.31	$68,800	0.79%	0.10% to 0.75%	(3.12)% to (2.48)%
2017	(j)	342	$38.83 to $40.29	$47.44 to $49.54	$16,896	0.49%	0.10% to 0.75%	22.16% to 22.96%
2016		333	$34.83 to $35.90	$38.83 to $40.29	$13,392	0.38%	0.10% to 0.75%	11.50% to 12.22%
2015		333	$36.68 to $37.57	$34.83 to $35.90	$11,928	0.27%	0.10% to 0.75%	(5.06)% to (4.44)%
2014		338	$35.57 to $36.19	$36.68 to $37.57	$12,664	0.18%	0.10% to 0.75%	3.13% to 3.81%

Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account
2018		1,452	$30.24	$27.38	$39,757	1.49%	0.10%	(9.45)%
2017	(l)	1,166	$26.05	$30.24	$35,271	1.63%	0.10%	16.09%

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2018		456	$27.93 to $29.16	$28.03 to $29.46	$13,393	2.48%	0.10% to 0.75%	0.35% to 1.01%
2017	(j)	351	$27.68 to $28.72	$27.93 to $29.16	$10,195	1.83%	0.10% to 0.75%	0.90% to 1.56%
2016		333	$27.56 to $28.41	$27.68 to $28.72	$9,532	1.54%	0.10% to 0.75%	0.43% to 1.08%
2015		167	$27.35 to $28.01	$27.56 to $28.41	$4,732	1.66%	0.10% to 0.75%	0.76% to 1.42%
2014		87	$26.42 to $26.88	$27.35 to $28.01	$2,441	1.68%	0.10% to 0.75%	3.54% to 4.22%

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2018		3,303	$50.97 to $53.23	$40.61 to $42.68	$140,900	1.61%	0.10% to 0.75%	(20.33)% to (19.81)%
2017		3,509	$42.97 to $44.58	$50.97 to $53.23	$186,667	1.41%	0.10% to 0.75%	18.62% to 19.39%
2016		3,381	$37.21 to $38.36	$42.97 to $44.58	$150,674	1.88%	0.10% to 0.75%	15.47% to 16.22%
2015		3,355	$38.98 to $39.92	$37.21 to $38.36	$128,657	1.60%	0.10% to 0.75%	(4.52)% to (3.90)%
2014		2,911	$36.92 to $37.57	$38.98 to $39.92	$116,172	1.87%	0.10% to 0.75%	5.56% to 6.25%

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2018		5,418	$49.71 to $51.91	$43.30 to $45.51	$246,312	2.03%	0.10% to 0.75%	(12.89)% to (12.32)%
2017	(k)	5,217	$44.79 to $46.47	$49.71 to $51.91	$270,551	2.04%	0.10% to 0.75%	10.97% to 11.69%
2016		3,406	$36.21 to $37.32	$44.79 to $46.47	$158,171	2.06%	0.10% to 0.75%	23.72% to 24.52%
2015		2,266	$38.31 to $39.23	$36.21 to $37.32	$84,509	2.25%	0.10% to 0.75%	(5.49)% to (4.87)%
2014		817	$34.96 to $35.58	$38.31 to $39.23	$32,024	3.17%	0.10% to 0.75%	9.57% to 10.28%

Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account
2018		1,197	$25.98	$25.95	$31,048	2.81%	0.10%	(0.11)%
2017	(l)	693	$25.26	$25.98	$18,012	2.54%	0.10%	3.22%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-45

Notes to financial statements	concluded

TIAA Separate Account VA-3

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2018		6,112	$43.50 to $45.42	$41.72 to $43.86	$267,787	2.72%	0.10% to 0.75%	(4.07)% to (3.44)%
2017	(j)	6,566	$38.17 to $39.60	$43.50 to $45.42	$297,929	2.69%	0.10% to 0.75%	13.96% to 14.70%
2016		4,390	$34.64 to $35.71	$38.17 to $39.60	$173,629	2.73%	0.10% to 0.75%	10.19% to 10.90%
2015		3,211	$34.88 to $35.72	$34.64 to $35.71	$114,530	2.80%	0.10% to 0.75%	(0.69)% to (0.04)%
2014		1,522	$32.00 to $32.56	$34.88 to $35.72	$54,282	2.71%	0.10% to 0.75%	9.00% to 9.71%

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2018		3,878	$32.41 to $45.24	$31.69 to $44.53	$171,558	3.53%	0.10% to 0.75%	(2.20)% to (1.56)%
2017	(p)	3,942	$30.52 to $42.33	$32.41 to $45.24	$177,197	3.09%	0.10% to 0.75%	6.17% to 6.86%
2016		2,540	$29.34 to $40.43	$30.52 to $42.33	$106,781	3.72%	0.10% to 0.75%	4.02% to 4.69%
2015		1,781	$29.18 to $39.94	$29.34 to $40.43	$71,618	3.14%	0.10% to 0.75%	0.57% to 1.22%
2014		1,411	$27.30 to $37.13	$29.18 to $39.94	$56,105	3.46%	0.10% to 0.75%	6.89% to 7.59%

(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying funds.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units, if any. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(e)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(f)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners’ total returns may not be within the ranges presented.

(g)	Effective October 24, 2014, all shares of the underlying mutual fund converted from the Signal share class to the Admiral share class.
(h)	Sub-Account commenced operations January 22, 2016.
(i)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Admiral share class to the Institutional share class.
(j)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Investor share class to the Admiral share class.
(k)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Investor share class to the Institutional share class.
(l)	Sub-Account commenced operations January 6, 2017.
(m)	Sub-Account commenced operations January 9, 2017.
(n)	Sub-Account commenced operations January 10, 2017.
(o)	Effective June 30, 2017, all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017, all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.

B-46	Statement of Additional Information ∎ TIAA Separate Account VA-3

Report of independent auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America, which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2018 and 2017, and the related statutory-basis statements of operations and changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2018.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 14, 2019

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-47

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions)	2018	2017

ADMITTED ASSETS

Bonds	$187,325	$184,895

Preferred stocks	245	338

Common stocks	5,899	5,680

Mortgage loans	29,959	26,597

Real estate	2,152	2,078

Cash, cash equivalents and short-term investments	598	640

Contract loans	1,890	1,680

Derivatives	968	244

Securities lending collateral assets	562	706

Other long-term investments	30,413	30,165

Investment income due and accrued	1,802	1,794

Net deferred federal income tax asset	2,402	1,964

Other assets	782	770

Separate account assets	38,289	37,596

Total admitted assets	$303,286	$295,147

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$213,138	$207,664

Dividends due to policyholders	1,885	1,884

Interest maintenance reserve	2,149	2,136

Federal income taxes payable to affiliates	45	17

Asset valuation reserve	5,260	5,388

Derivatives	164	470

Payable for collateral for securities loaned	562	706

Other liabilities	3,712	2,981

Separate account liabilities	38,245	37,565

Total liabilities	265,160	258,811

Capital and contingency reserves

Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3

Surplus notes	5,041	5,041

Contingency reserves:

For investment losses, annuity and insurance mortality, and other risks	33,082	31,292

Total capital and contingency reserves	38,126	36,336

Total liabilities, capital and contingency reserves	$303,286	$295,147

B-48	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2018	2017	2016

REVENUES

Insurance and annuity premiums and other considerations	$16,220	$16,644	$16,595

Annuity dividend additions	1,761	1,503	1,970

Net investment income	12,550	11,875	11,907

Other revenue	379	371	325

Total revenues	$30,910	$30,393	$30,797

BENEFITS AND EXPENSES

Policy and contract benefits	$17,694	$16,206	$14,385

Dividends to policyholders	3,526	3,212	3,813

Increase in policy and contract reserves	5,279	6,115	7,461

Net operating expenses	1,882	2,123	1,620

Net transfers to separate accounts	442	1,123	1,851

Total benefits and expenses	$28,823	$28,779	$29,130

Income before federal income taxes and net realized capital gains (losses)	$2,087	$1,614	$1,667

Federal income tax expense (benefit)	(23)	(4)	16

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(657)	(598)	(161)

Net income	$1,453	$1,020	$1,490

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-49

Statutory–basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total

Balance, December 31, 2015	$3	$4,000	$30,732	$34,735

Net income	—	—	1,490	1,490

Change in net unrealized capital gains on investments	—	—	(481)	(481)

Change in asset valuation reserve	—	—	(257)	(257)

Change in net deferred income tax	—	—	(272)	(272)

Change in post-retirement benefit liability	—	—	4	4

Change in non-admitted assets:

Deferred federal income tax asset	—	—	271	271

Other assets	—	—	93	93

Balance, December 31, 2016	$3	$4,000	$31,580	$35,583

Net income	—	—	1,020	1,020

Change in net unrealized capital gains on investments	—	—	1,070	1,070

Change in asset valuation reserve	—	—	(1,221)	(1,221)

Change in net deferred income tax	—	—	(4,554)	(4,554)

Change in post-retirement benefit liability	—	—	(5)	(5)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	3,310	3,310

Other assets	—	—	92	92

Change in surplus notes	—	1,041	—	1,041

Balance, December 31, 2017	$3	$5,041	$31,292	$36,336

Net income	—	—	1,453	1,453

Change in net unrealized capital gains on investments	—	—	(359)	(359)

Change in asset valuation reserve	—	—	128	128

Change in net deferred income tax	—	—	(147)	(147)

Change in post-retirement benefit liability	—	—	7	7

Change in non-admitted assets:

Deferred federal income tax asset	—	—	585	585

Other assets	—	—	123	123

Balance, December 31, 2018	$3	$5,041	$33,082	$38,126

B-50	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2018	2017	2016

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$16,225	$16,650	$16,599

Net investment income	11,756	11,301	11,324

Miscellaneous income	365	361	317

Total receipts	28,346	28,312	28,240

Policy and contract benefits	17,633	16,128	14,449

Operating expenses	1,865	1,729	1,560

Dividends paid to policyholders	1,764	1,756	1,819

Federal income tax expense (benefit)	(63)	(16)	15

Net transfers to separate accounts	442	1,127	1,814

Total disbursements	21,641	20,724	19,657

Net cash from operations	6,705	7,588	8,583

CASH FROM INVESTMENTS

Proceeds from investments sold, matured, or repaid:

Bonds	17,950	27,267	25,064

Stocks	1,891	1,298	529

Mortgage loans and real estate	2,880	1,464	2,342

Other invested assets	2,368	2,213	2,314

Miscellaneous proceeds	1,182	52	622

Cost of investments acquired:

Bonds	19,838	25,622	28,844

Stocks	1,716	3,489	1,005

Mortgage loans and real estate	6,482	6,684	4,593

Other invested assets	4,483	3,923	4,457

Miscellaneous applications	513	1,076	191

Net cash used in investments	(6,761)	(8,500)	(8,219)

CASH FROM FINANCING AND OTHER

Proceeds from issuance of surplus notes	—	1,994	—

Extinguishment of surplus notes	—	(950)	—

Premium paid on extinguishment of surplus notes	—	(373)	—

Net deposits on deposit-type contracts funds	15	24	(7)

Other cash provided (applied)	(1)	252	(285)

Net cash from (used in) financing and other	14	947	(292)

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	(42)	35	72

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	640	605	533

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$598	$640	$605

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-51

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2—significant accounting policies

Basis of presentation:

The financial statements of Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) are presented on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

			For the Years Ended December 31,
(in millions)	SSAP#	F/S Line	2018	2017	2016

Net income, New York SAP			$1,453	$1,020	$1,490

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase in policy and contract reserves	—	1	1

Net income (loss), NAIC SAP			$1,453	$1,021	$1,491

Capital and surplus, New York SAP			$38,126	$36,336	$35,583

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	22	22	21

Capital and surplus, NAIC SAP			$38,148	$36,358	$35,604

The Company’s risk based capital as of December 31, 2018 and 2017 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with Generally Accepted Accounting Principles (“GAAP”) with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

B-52	Statement of Additional Information ∎ TIAA Separate Account VA-3

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve, which is a component of surplus under NAIC SAP;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The Asset Valuation Reserve (“AVR”) is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-53

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Contingency Reserves and the related Statements of Operations, Changes in Capital and Contingency Reserves, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value. Exchange Traded Funds identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office as qualifying for bond treatment are stated at fair value.

Pursuant to the NAIC adopted modifications to SSAP No. 26R, Bonds, which were effective December 31, 2017, the Company holds Securities Valuations Office (“SVO”) identified bond exchange traded funds (“ETFs”). These ETFs are reported at fair value, and the Company has not elected systematic value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair value of preferred stocks is determined using prices provided by independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Amortized cost consists of the unpaid principal balance of the loans, net of unamortized premiums, discounts, and certain mortgage origination fees. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is

B-54	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships which are included in Other Long-term Investments. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing directly held Real Estate investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Long-term Investments: Other long-term investments primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s percentage of the most recent available financial statements based on the underlying U.S. GAAP or International Financial Reporting Standards, generally measured at fair value, as reflected on the respective entity’s financial statements.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

Investments in wholly owned non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have a NAIC 1 rating designation.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities greater than three months and less than or equal to 12 months at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company designates its derivative transactions as hedging or replication transactions. Derivatives that qualify and are designated for hedge accounting are reported as assets or liabilities on the balance sheet and accounted for in a manner consistent with the hedged item. Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized in a manner consistent with the disposed hedged item.

Derivatives used in hedging relationships that do not qualify or are not designated for hedge accounting are carried at fair value. Changes in fair value are reported in surplus as net unrealized capital gains (losses). Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to Interest Maintenance Reserve (“IMR”) or Asset Valuation Reserve (“AVR”) treatment.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-55

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Derivatives used in replication transactions are accounted for in a manner consistent with the cash instrument and the replicated asset. Accordingly, these derivatives are carried at amortized cost or fair value. Amortization of derivative premiums is reported as a component of net investment income. Swap coupon cash flows and income accruals are recorded as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

The Company does not offset the carrying values recognized in the balance sheet for derivatives executed with the same counterparty under the same master netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value Separate Account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2018	2017	Change

Net deferred federal income tax asset	$3,135	$3,720	$(585)

Furniture and electronic data processing equipment	430	532	(102)

Other long-term investments	167	126	41

Receivable from parent, subsidiaries and affiliates	—	27	(27)

Other	167	202	(35)

Total	$3,899	$4,607	$(708)

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2018	2017

EDP equipment and computer software	$1,691	$1,424

Furniture and equipment and leasehold improvements	$117	$102

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

B-56	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Insurance and Annuity Premiums and Other Considerations: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity premiums and other considerations, including consideration on annuity product rollovers, are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer. For bonds, excluding loan-back and structured securities, losses from other-than-temporary impairments are recorded entirely to either the AVR or the IMR in accordance with the nature of the impairment.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in December of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-57

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2018	2017	2016

Exchange/transfer/conversion/distribution of invested assets	$3,403	$5,003	$2,753

Annuity dividend additions	$1,761	$1,503	$1,970

Capitalized interest	$397	$351	$310

Interest credited on deposit-type contracts	$28	$28	$23

Application of new accounting pronouncements:

In June 2016, the NAIC adopted substantive revisions to SSAP No. 51, Life Contracts, to incorporate references to the Valuation Manual (“VM”) and to facilitate the implementation of Principle-Based Reserving (“PBR”), which was effective on January 1, 2017. The adoption of PBR will be phased-in over three years, and only applies to new policies issued after the revised Standard Valuation Law and VM are in effect. Under the current system of reserving, formulas and assumptions are used to determine reserves as prescribed by state laws and regulations. Under PBR, companies will hold the higher of (a) the reserve using prescribed methods and assumptions and (b) the PBR reserve which considers a range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The adoption of the modifications to SSAP No. 51 relating to PBR will not affect the in-force block of business issued prior to the effective date.

In August 2016, the NAIC adopted and made effective modifications to SSAP No. 51, Life Contracts. These modifications clarify that annual assumption changes from reserving methods used in PBR would not qualify as a change in valuation basis. Changes in valuation basis are recorded directly to surplus instead of through income. This modification was made to accommodate PBR when it becomes effective and subsequent implementations.

In December 2018, the Company’s state of domicile, New York, issued an emergency regulation to begin the implementation of PBR to become effective on January 1, 2020. When New York final adopts PBR it will apply to the Company. Until New York adopts PBR, the Company will continue to follow New York requirements, which are formula based reserves. The Company continues to evaluate the NAIC guidance and does not anticipate a material impact on surplus.

Note 3—long-term bonds, preferred stocks, and unaffiliated common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions):

	2018
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$31,179	$2,224	$(147)	$33,256

All other governments	5,342	232	(111)	5,463

States, territories and possessions	654	51	(6)	699

Political subdivisions of states, territories, and possessions	1,054	49	(9)	1,094

Special revenue and special assessment, non-guaranteed agencies and government	18,478	765	(133)	19,110

Credit tenant loans	9,922	351	(217)	10,056

Industrial and miscellaneous	119,633	3,455	(3,124)	119,964

Hybrids	306	35	(9)	332

Parent, subsidiaries and affiliates	757	—	(29)	728

Total	$187,325	$7,162	$(3,785)	$190,702

B-58	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

	2017
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$32,407	$3,330	$(42)	$35,695

All other governments	5,071	473	(15)	5,529

States, territories and possessions	632	73	(1)	704

Political subdivisions of states, territories, and possessions	1,058	90	(10)	1,138

Special revenue and special assessment, non-guaranteed agencies and government	18,353	1,124	(63)	19,414

Credit tenant loans	9,324	792	(26)	10,090

Industrial and miscellaneous	116,877	7,697	(432)	124,142

Hybrids	343	73	(6)	410

Parent, subsidiaries and affiliates	830	—	(4)	826

Total	$184,895	$13,652	$(599)	$197,948

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2018

Loan-backed and structured bonds	$11,922	$(276)	$11,646	$9,721	$(423)	$9,298

All other bonds	54,512	(2,057)	52,455	13,065	(1,064)	12,001

Total bonds	$66,434	$(2,333)	$64,101	$22,786	$(1,487)	$21,299

Unaffiliated common stocks	349	(40)	309	42	(3)	39

Preferred stocks	9	(1)	8	—	—	—

Total bonds and stocks	$66,792	$(2,374)	$64,418	$22,828	$(1,490)	$21,338

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2017

Loan-backed and structured bonds	$4,983	$(42)	$4,941	$6,388	$(193)	$6,195

All other bonds	7,234	(111)	7,123	8,123	(278)	7,845

Total bonds	$12,217	$(153)	$12,064	$14,511	$(471)	$14,040

Unaffiliated common stocks	121	(4)	117	31	(8)	23

Total bonds and stocks	$12,338	$(157)	$12,181	$14,542	$(479)	$14,063

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-59

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed, asset-backed, and bond exchange traded fund securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2018		December 31, 2017
	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value

Due in one year or less	$2,575	$2,600	$2,929	$2,985

Due after one year through five years	27,520	27,601	24,316	25,260

Due after five years through ten years	37,358	36,622	39,020	40,492

Due after ten years	60,826	63,202	58,479	65,571

Subtotal	128,279	130,025	124,744	134,308

Residential mortgage-backed securities	29,468	30,926	31,760	33,980

Commercial mortgage-backed securities	10,407	10,285	10,358	10,503

Asset-backed securities	18,541	18,836	17,994	19,118

Exchange-traded funds	630	630	39	39

Subtotal	59,046	60,677	60,151	63,640

Total	$187,325	$190,702	$184,895	$197,948

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31. Loan-backed and structured securities issued by the U.S. government are included in residential mortgage-backed securities and asset-backed securities.

	2018	2017

Residential mortgage-backed securities	15.7%	17.2%

Manufacturing	11.1	11.5

Public utilities	10.2	10.2

Asset-backed securities	9.9	9.7

Other	8.7	7.9

U.S. governments	8.1	8.1

Services	7.9	7.3

Finance and financial services	7.0	6.9

Revenue and special obligations	6.4	5.8

Commercial mortgage-backed securities	5.6	5.6

Oil and gas	4.0	4.4

All other governments	2.8	2.7

Communications	2.6	2.7

Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in millions):

	2018		2017

NAIC 1 and 2	$168,570	90.0%	$167,373	90.5%

NAIC 3 through 6	18,755	10.0	17,522	9.5

Total	$187,325	100.0%	$184,895	100.0%

B-60	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Sub-prime exposure: The following table presents the carrying value of the sub-prime residential mortgage-backed securities by investment grade as of December 31, (in millions):

	2018		2017

NAIC 1 and 2	$1,023	98.6%	$1,431	98.7%

NAIC 3 through 6	14	1.4%	19	1.3%

Total	$1,037	100.0%	$1,450	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2018 and 2017, the Company recognized OTTI on loan-backed and structured securities of $26 million and $8 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2018	2017

Carrying amount of bonds and stocks denominated in foreign currency	$3,361	$3,160

Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$757	$830

Structured Notes: The following table represents structured notes held as of December 31, (in millions):

	2018
CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)

912828S50	$10	$10	$11	NO

912810RW0	1,205	1,164	1,241	NO

Total	$1,215	$1,174	$1,252

	2017
CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)

X77765AA7	$2	$2	$2	NO

912828S50	10	10	10	NO

912810RW0	809	862	816	NO

Total	$821	$874	$828

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2018	2017

Commercial loans	$26,274	$22,806

Mezzanine loans	2,568	2,563

Residential loans	1,117	1,228

Total	$29,959	$26,597

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-61

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The maximum and minimum lending rates for mortgage loans originated or purchased during 2018 and 2017 are as follows:

	2018		2017
Loan Type	Maximum	Minimum	Maximum	Minimum

Commercial loans	5.75%	2.83%	6.11%	2.90%

Mezzanine loans	6.71%	5.38%	9.16%	4.69%

Residential loans	N/A	N/A	4.15%	3.55%

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2018 and 2017 are as follows:

	Maximum LTV
Loan Type	2018	2017

Commercial loans	69.6%	79.9%

Mezzanine loans	73.7%	75.5%

Residential loans	N/A	74.9%

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2018 and 2017 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

Credit quality

For commercial mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. Loan-to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in commercial mortgage loans at December 31, are as follows (in millions):

	Recorded Investment—Commercial
	Loan-to-value Ratios		Total	% of Total
2018	> 70%	< 70%

Debt service coverage ratios:

Greater than 1.20x	$3,252	$23,928	$27,180	93.9%

Less than 1.20x	530	1,180	1,710	5.9%

Construction	31	21	52	0.2%

Total	$3,813	$25,129	$28,942	100.0%

	Recorded Investment—Commercial
	Loan-to-value Ratios		Total	% of Total
2017	> 70%	< 70%

Debt service coverage ratios:

Greater than 1.20x	$2,175	$21,547	$23,722	93.1%

Less than 1.20x	483	1,161	1,644	6.5%

Construction	92	—	92	0.4%

Total	$2,750	$22,708	$25,458	100.0%

B-62	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans and identification of mortgage loans in which the Company is a participant or co-lender in a mortgage loan agreement as of December 31, (in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

2018

Recorded investment

Current	$—	$—	$1,116	$—	$26,363	$2,579	$30,058

30-59 days past due	$—	$—	$3	$—	$—	$—	$3

60-89 days past due	$—	$—	$—	$—	$—	$—	$—

90-179 days past due	$—	$—	$1	$—	$—	$—	$1

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$5,499	$2,579	$8,078

2017

Recorded investment

Current	$—	$—	$1,227	$—	$22,884	$2,574	$26,685

30-59 days past due	$—	$—	$4	$—	$—	$—	$4

60-89 days past due	$—	$—	$—	$—	$—	$—	$—

90-179 days past due	$—	$—	$1	$—	$—	$—	$1

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$4,235	$2,516	$6,751

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31,

	Mortgage Loans by Property Type (Commercial & Residential):
	2018	2017
	% of Total	% of Total

Office buildings	32.0%	32.4%

Shopping centers	26.3	28.9

Apartments	18.6	15.6

Industrial buildings	11.1	13.1

Other—commercial	8.3	5.4

Residential	3.7	4.6

Total	100.0%	100.0%

	Mortgage Loans by Geographic Distribution:
	2018		2017
	% of Total		% of Total
	Commercial	Residential	Commercial	Residential

South Atlantic	22.5%	15.8%	25.1%	16.0%

Pacific	18.2	44.6	17.4	44.4

South Central	14.1	6.7	14.6	6.8

Middle Atlantic	15.8	15.0	15.8	14.4

North Central	9.8	3.0	8.8	3.2

New England	7.5	5.6	8.4	5.5

Other	12.1	9.3	9.9	9.7

Total	100.0%	100.0%	100.0%	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Pacific states are AK, CA, HI, OR and WA

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

Middle Atlantic states are PA, NJ and NY

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

New England states are CT, MA, ME, NH, RI and VT

Other comprises investments in Mountain states (AZ, CO, ID, MT, NV, NM, UT, and WY), Australia, Canada and United Kingdom.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-63

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2018	2017
	Carrying Value	Carrying Value

Due in one year or less	$621	$571

Due after one year through five years	6,405	5,666

Due after five years through ten years	17,299	14,749

Due after ten years	5,634	5,611

Total	$29,959	$26,597

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed.

There were no amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates for the years ended December 31, 2018 or 2017.

Note 5—real estate

At December 31, 2018 and 2017, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There were $44 million of third party mortgage encumbrances as of December 31, 2018, and $5 million for December 31, 2017.

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	Directly Owned Real Estate by Property Type:
	2018	2017
	% of Total	% of Total

Industrial buildings	36.4%	39.2%

Office buildings	28.9	28.5

Apartments	21.8	19.7

Retail	7.7	7.1

Mixed-use projects	3.9	4.2

Land under development	1.3	1.3

Total	100.0%	100.0%

	Directly Owned Real Estate by Geographic Region:
	2018	2017
	% of Total	% of Total

Pacific	61.9%	63.0%

South Atlantic	25.5	25.7

Middle Atlantic	7.1	8.4

South Central	3.8	2.1

North Central	1.7	0.8

Total	100.0%	100.0%

Note 6—subsidiary, controlled and affiliated entities

The Company holds interests in subsidiary, controlled and affiliated (“SCA”) entities which are reported as common stock or other long-term investments. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2018	2017

Net carrying value of the SCA entities

Reported as common stock	$5,008	$4,665

Reported as other long-term investments	23,348	22,777

Total net carrying value	$28,356	$27,442

B-64	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

On June 9, 2017, the Company acquired EverBank Financial Corp (“EFC”), inclusive of its wholly owned subsidiary EverBank, for $2,648 million. EverBank and TIAA-CREF Trust Company, FSB were subsequently combined under the legal name TIAA, FSB (the “Bank”) and is held by the Company’s wholly owned holding company TIAA FSB Holdings, Inc (“Holdings”).

As of December 31, 2018 and 2017, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any investment in foreign insurance subsidiaries.

The following tables provide information on the Company’s significant investments in non-insurance SCA entities reported as common stock, as well as information received from the NAIC in response to the filing of the common stock investments as of December 31 (in millions):

		2018
SCA Entities		Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.		100%	$3,555	$3,555	$—

	2018
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	5/22/2018	$3,331	Y	N

		2017
SCA Entities		Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.		100%	$3,331	$3,331	$—

	2017
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-1	8/24/2017	N/A	Y	N/A

The Company holds an interest in TIAA-CREF Life Insurance Company (“TIAA Life”), an insurance SCA entity, for which the audited statutory equity reflects departures from NAIC SAP as noted below.

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Stable Value Separate Account (“SVSA”) products are accounted for at book value in accordance with New York Insurance Law (“NYIL”) Section 1414. The separate account liabilities for the benefits guaranteed under the contracts are carried at book value in accordance with NYIL section 4217, NYDFS Regulation No. 151.

The Department requires in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The following table provides the monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per audited statutory equity and amount of the investment if the insurance SCA had completed statutory financial statements in accordance with the AP&P Manual (in millions):

	2018
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA-CREF Life Insurance Company	$1	$1	$515	$516

*	Per AP&P Manual (without permitted or prescribed practices)

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-65

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2017
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA-CREF Life Insurance Company	$2	$—	$397	$397

*	Per AP&P Manual (without permitted or prescribed practices)

During 2018 and 2017, had TIAA Life not departed from NAIC SAP, a regulatory event would not have been triggered due to risk based capital.

The Company held bonds of affiliates at December 31, 2018 and 2017 of $757 million and $848 million, respectively.

As of December 31, 2018 and 2017, the net amount due to SCA entities was $457 million and $442 million, respectively. The net amounts are generally settled on a daily or monthly basis. These balances are reported in “Other liabilities.” During 2017, the Company created a subsidiary deposit program which allows certain subsidiaries the ability to deposit excess cash with the Company and earn daily interest. The deposits from this program are included in the net amount due to SCA entities and were $702 million and $469 million as of December 31, 2018 and 2017, respectively.

There are no guarantees or undertakings, written or otherwise, for the benefit of an affiliate or a related party that resulted in a material contingent exposure of the reporting entity’s or any related party’s assets or liabilities.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97, Investments in Subsidiary, Controlled and Affiliated Entities. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies to the value contained in the audited financial statements of the underlying investments and unamortized goodwill resulting from the statutory purchase method of accounting. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements. The Company’s carrying value in these downstream non-insurance holding companies is $6,741 million and $6,589 million as of December 31, 2018 and 2017, respectively. Significant holdings as of December 31, are as follows (in millions):

	2018	2017
Subsidiary	Carrying Value	Carrying Value

TIAA Global Ag Holdco LLC	$938	$979

TIAA Super Regional Mall Member Sub LLC	$829	$824

TIAA Infrastructure Investments, LLC	$557	$658

Occator Agricultural Properties, LLC	$470	$493

T-C MV Member LLC	$453	$175

T-C Europe, LP	$416	$445

T-C Lux Fund Holdings LLC	$363	$358

730 Power Development, LLC	$316	$251

TIAA-Stonepeak Investments I, LLC	$236	$312

T-C Waterford Blue Lagoon LLC	$195	$197

Infra Alpha LLC	$181	$198

TIAA Wind Investments LLC	$179	$—

TIAA GTR Holdco LLC	$168	$142

TGA MKP Member LLC	$157	$—

Actoil Colorado, LLC	$137	$—

TGA APAC Fund Holdings, LLC	$119	$38

TIAA Oil and Gas Investments, LLC	$38	$448

T-C HV Member LLC	$—	$252

Other	$989	$819

Total	$6,741	$6,589

B-66	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Note 7—other long-term investments

The components of the Company’s carrying value in other long term investments are (in millions):

	2018	2017

Affiliated other invested assets	$23,348	$22,777

Unaffiliated other invested assets	6,968	7,007

Other invested assets	97	381

Total other long-term investments	$30,413	$30,165

As of December 31, 2018 and 2017, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2018	2017

Real estate	$6,523	$5,897

Operating subsidiaries and affiliates	5,370	5,213

Securities	5,325	5,053

Agriculture and timber	4,228	4,399

Energy and infrastructure	1,902	2,215

Total affiliated other invested assets	$23,348	$22,777

Of the $5,370 million and $5,213 million of operating subsidiaries and affiliates as of December 31, 2018 and 2017, $5,203 million and $5,064 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively.

As of December 31, 2018 and 2017, unaffiliated other invested assets consist primarily of joint venture investments, partnerships and limited liability companies.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for other long-term investments for which the carrying value is not expected to be recovered:

	2018	2017	2016

OTTI	$661	$454	$384

The following table presents the carrying value for other long-term investments denominated in foreign currency for the years ended December 31, (in millions):

	2018	2017

Other long-term investments denominated in foreign currency	$1,277	$1,678

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2018, is shown below by asset category (in millions):

	2019	In later years	Total Commitments

Bonds	$1,069	$122	$1,191

Stocks	36	104	140

Mortgage loans	603	—	603

Real estate	42	—	42

Other long-term investments	1,319	3,326	4,645

Total	$3,069	$3,552	$6,621

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of real estate and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other long-term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-67

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2018	2017	2016

Bonds	$8,738	$8,709	$8,879

Stocks	79	43	146

Mortgage loans	1,268	1,055	937

Real estate	238	237	222

Derivatives	160	109	57

Other long-term investments	2,712	2,242	2,239

Cash, cash equivalents and short-term investments	8	9	6

Total gross investment income	13,203	12,404	12,486

Less investment expenses	(912)	(723)	(725)

Net investment income before amortization of IMR	12,291	11,681	11,761

Plus amortization of IMR	259	194	146

Net investment income	$12,550	$11,875	$11,907

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31, are as follows (in millions):

	2018	2017	2016

Bonds	$129	$632	$(204)

Stocks	102	(116)	16

Mortgage loans	(65)	(8)	(17)

Real estate	22	67	226

Derivatives	58	(131)	125

Other long-term investments	(649)	(470)	(358)

Cash, cash equivalents and short-term investments	18	51	(23)

Total before capital gains taxes and transfers to IMR	(385)	25	(235)

Transfers to IMR	(272)	(623)	74

Net realized capital losses less capital gains taxes, after transfers to IMR	$(657)	$(598)	$(161)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2018	2017	2016

Other-than-temporary impairments: Bonds	$126	$66	$90

Stocks	72	311	46

Mortgage Loans	55	—	2

Other long-term investments	661	454	384

Total	$914	$831	$522

Information related to the sales of long term bonds are as follows for the years ended December 31, (in millions):

	2018	2017	2016

Proceeds from sales	$6,831	$13,664	$10,436

Gross gains on sales	$307	$745	$243

Gross losses on sales	$79	$122	$321

The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

B-68	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Note 10—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2018 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3

Assets:

Bonds	$190,702	$187,325	$630	$184,668	$5,404

Common stock	891	891	696	—	195

Preferred stock	309	245	28	19	262

Mortgage loans	29,276	29,959	—	—	29,276

Derivatives	931	968	—	518	413

Other invested assets	89	76	—	89	—

Contract loans	1,890	1,890	—	—	1,890

Separate account assets	38,260	38,289	12,298	5,295	20,667

Cash, cash equivalents & short term investments	597	598	117	480	—

Total	$262,945	$260,241	$13,769	$191,069	$58,107

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-69

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$1,105	$1,105	$—	$—	$1,105

Separate account liabilities	38,245	38,245	—	—	38,245

Derivatives	168	164	—	168	—

Total	$39,518	$39,514	$—	$168	$39,350

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2017 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3

Assets:

Bonds	$197,948	$184,895	$39	$193,053	$4,856

Common stock	1,015	1,015	812	—	203

Preferred stock	406	338	43	19	344

Mortgage loans	26,742	26,597	—	—	26,742

Derivatives	291	244	—	153	138

Other invested assets	95	76	—	95	—

Contract loans	1,680	1,680	—	—	1,680

Separate account assets	37,599	37,596	12,716	4,845	20,038

Cash, cash equivalents & short term investments	641	640	280	361	—

Total	$266,417	$253,081	$13,890	$198,526	$54,001

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$1,062	$1,062	$—	$—	$1,062

Separate account liabilities	37,565	37,565	—	—	37,565

Derivatives	482	470	—	482	—

Total	$39,109	$39,097	$—	$482	$38,627

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2018 and 2017. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock, preferred stock, and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts. Bonds included in level 1 represent SVO-identified exchange traded funds that qualify for bond treatment, which are valued using quoted market prices. Cash, cash equivalents and short term investments included in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

B-70	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, commodity forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Other invested assets in level 2 are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper.

Cash, cash equivalents, and short-term investments included in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded common equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment. Included in Level 3 common stock is the Company’s holdings in the Federal Home Loan Bank of New York (“FHLBNY”) stock as described in Note 20 - FHLBNY Membership and Borrowings. As prescribed in the FHLBNY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLBNY’s stock, these securities have been classified as Level 3.

Preferred shares are valued using valuation and discounted cash flow models that require a substantial level of judgment.

Mortgage loans are valued using discounted cash flow models that utilize inputs which include loan and market interest rates, credit spreads, the nature and quality of underlying collateral and the remaining term of the loans.

Derivatives assets classified as Level 3 represent structured financial instruments that rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be corroborated by observable market data. Significant inputs that are unobservable generally include references to inputs outside the observable portion of credit curves or other relevant market measures. These unobservable inputs require significant management judgment or assumptions. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which is determined to be its fair value, and are classified as Level 3.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent net asset value of the partnership.

Separate account liabilities are accounted for at fair value, except the TIAA Stable Value Separate Account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which is determined to be fair value, and are classified as Level 3.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-71

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, as of December 31, (in millions):

	2018
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,174	$—	$1,174

Industrial and miscellaneous	630	176	100	906

Total bonds	$630	$1,350	$100	$2,080

Common stock

Industrial and miscellaneous	$696	$—	$195	$891

Total common stocks	$696	$—	$195	$891

Preferred stock	$—	$—	$4	$4

Total preferred stocks	$—	$—	$4	$4

Derivatives

Interest rate contracts	$—	$4	$—	$4

Foreign exchange contracts	—	473	—	473

Total derivatives	$—	$477	$—	$477

Separate accounts assets	$12,288	$4,089	$20,667	$37,044

Total assets at fair value	$13,614	$5,916	$20,966	$40,496

Liabilities at fair value:

Derivatives

Foreign exchange contracts	$—	$152	$—	$152

Credit default swaps	—	3	—	3

Total liabilities at fair value	$—	$155	$—	$155

	2017
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Bonds

U.S. Government	$—	$872	$—	$872

Industrial and miscellaneous	39	79	65	183

Total bonds	$39	$951	$65	$1,055

Common stock

Industrial and miscellaneous	$812	$—	$203	$1,015

Total common stocks	$812	$—	$203	$1,015

Derivatives

Interest rate contracts	$—	$3	$—	$3

Foreign exchange contracts	—	125	—	125

Total derivatives	$—	$128	$—	$128

Separate accounts assets	$12,706	$3,887	$20,038	$36,631

Total assets at fair value	$13,557	$4,966	$20,306	$38,829

Liabilities at fair value:

Derivatives

Foreign exchange contracts	$—	$414	$—	$414

Commodity forwards	—	18		18

Credit default swaps	—	14	—	14

Total liabilities at fair value	$—	$446	$—	$446

B-72	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

As of December 31, 2018 and 2017 the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2018 (in millions):

	Beginning Balance at 1/1/2018	Transfers into Level 3		Transfers out of Level 3	Total gains & (losses) included in Net Income	Total gains & (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending balance at 12/31/2018

Bonds	$65	$75	[a]	$(38)[b]	$(8)	$7	$1	$(1)	$(1)	$100

Common stock	203	—		(9)[c]	33	(3)	1,039	(1,068)	—	195

Preferred stock	—	44	[d]	(40)[e]	—	—	—	—	—	4

Separate account assets	20,038	—		—	55	451	2,214	(1,994)	(97)	20,667

Total	$20,306	$119		$(87)	$80	$455	$3,254	$(3,063)	$(98)	$20,966

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
(c)	The Company transferred common stocks out of Level 3 due to the availability of observable market data used in the valuation of these securities.
(d)	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
(e)	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2017 (in millions):

	Beginning Balance at 01/01/2017	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2017

Bonds	$28	$68	[a]	$(35)[b]	$(6)	$11	$—	$—	$(1)	$65

Common stock	523	—		(22)[c]	85	(54)	414	(739)	(4)	203

Separate account assets	19,468	—		—	(10)	327	1,087	(570)	(264)	20,038

Total	$20,019	$68		$(57)	$69	$284	$1,501	$(1,309)	$(269)	$20,306

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
(c)	The Company transferred common stocks out of Level 3 due to the availability of observable market data used in the valuation of these securities.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2018 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Fixed maturity securities:

RMBS	$2	Discounted cash flow	Discount rate	7.2%–8.5%	8.4%

		Market comparable	Credit analysis/market comparable	$92.50	$92.50

ABS	$98	Discounted cash flow	Discount rate	9.0%–14.8%	12.1%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-73

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Equity securities:

Common stock	$195	Market comparable	EBITDA multiple	7.7x–14.0x	11.3x

		Equity method	Book value multiple	1.0x	1.0x

		Market comparable	Credit analysis/market comparable	$0.34–$1,000.00	$376.36

Preferred stock	$4	Market comparable	EBITDA multiple	12.0x	12.0x

Separate account assets:	$22,357

Real estate properties and real estate joint ventures

Office properties		Income approach—discounted cash flow	Discount rate	5.5%–8.6%	6.5%

			Terminal capitalization rate	4.0%–7.5%	5.4%

		Income approach—direct capitalization	Overall capitalization rate	4.0%–7.0%	4.8%

Industrial properties		Income approach—discounted cash flow	Discount rate	5.3%–8.9%	6.8%

			Terminal capitalization rate	4.4%–7.3%	5.5%

		Income approach—direct capitalization	Overall capitalization rate	4.0%–7.0%	4.9%

Residential properties		Income approach—discounted cash flow	Discount rate	5.5%–7.8%	6.5%

			Terminal capitalization rate	3.8%–6.8%	5.0%

		Income approach—direct capitalization	Overall capitalization rate	3.3%–6.0%	4.5%

Retail properties		Income approach—discounted cash flow	Discount rate	5.0%–10.7%	6.4%

			Terminal capitalization rate	4.3%–9.0%	5.3%

		Income approach—direct capitalization	Overall capitalization rate	3.3%–8.5%	4.7%

Separate account real estate assets include the values of the related mortgage loans payable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Mortgage loans payable	$(2,603)

Office and industrial properties		Discounted cash flow	Loan to value ratio	36.4%–67.8%	47.6%

			Equivalency rate	3.9%–6.2%	4.6%

		Net present value	Loan to value ratio	36.4%–67.8%	47.6%

			Weighted average cost of capital risk premium multiple	1.2–1.4	1.3

Residential properties		Discounted cash flow	Loan to value ratio	31.9%–63.6%	48.1%

			Equivalency rate	3.4%–4.6%	4.1%

		Net present value	Loan to value ratio	31.9%–63.6%	48.1%

			Weighted average cost of capital risk premium multiple	1.1–1.4	1.2

Retail properties		Discounted cash flow	Loan to value ratio	31.9%–55.3%	39.3%

			Equivalency rate	4.3%–5.3%	4.5%

		Net present value	Loan to value ratio	31.9%–55.3%	39.3%

			Weighted average cost of capital risk premium multiple	1.1–1.3	1.2

Separate account real estate assets include the values of the related loan receivable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Loan receivable	$913

Office, retail and storage properties		Discounted cash flow	Loan to value ratio	70.8%–79.2%	75.6%

			Equivalency rate	6.0%–8.3%	6.9%

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The Risk Management Valuation group is responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

B-74	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparable, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily net asset value until the next valuation review.

Note 11—restricted assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (in millions):

	2018
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$562	$—	$74	$—	$636	$732	$(96)	$—	$636	0.21%	0.21%

FHLB capital stock	82	—	—	—	82	81	1	—	82	0.03	0.03

On deposit with states	17	—	—	—	17	18	(1)	—	17	0.01	0.01

Pledged as collateral not captured in other categories	26	—	—	—	26	332	(306)	—	26	0.01	0.01

Other restricted assets	70	—	154	—	224	42	182	—	224	0.07	0.07

Total restricted assets	$757	$—	$228	$—	$985	$1,205	$(220)	$—	$985	0.32%	0.32%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2017
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$706	$—	$26	$—	$732	$753	$(21)	$—	$732	0.24%	0.25%

FHLB capital stock	81	—	—	—	81	101	(20)	—	81	0.03	0.03

On deposit with states	18	—	—	—	18	18	0	—	18	0.01	0.01

Pledged as collateral not captured in other categories	332	—	—	—	332	79	253	—	332	0.11	0.11

Other restricted assets	—	—	42	—	42	46	(4)	—	42	0.01	0.01

Total restricted assets	$1,137	$—	$68	$—	$1,205	$997	$208	$—	$1,205	0.40%	0.41%

The pledged as collateral not captured in other categories represents derivative collateral the Company has pledged, and collateral pledged for Regulation W requirements associated with forward loan purchase agreements.

The other restricted assets represents preferred stocks held within the general account for which the transfer of ownership was restricted by contractual requirements and real estate deposits held within separate accounts.

The following tables provide the collateral received and reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (in millions):

	2018
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total G/A Assets (Admitted and Nonadmitted)	BACV to Total G/A Admitted Assets

Cash, cash equivalents and short-term investments	$756	$756	0.28%	0.29%

Securities lending collateral assets	562	562	0.21	0.21

Total collateral assets	$1,318	$1,318	0.49%	0.50%

	2018
	Amount	% of Liability to Total G/A Liabilities

Recognized obligation to return collateral assets	$1,318	0.58%

	2017
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total G/A Assets (Admitted and Nonadmitted)	BACV to Total G/A Admitted Assets

Cash, cash equivalents and short-term investments	$34	$34	0.01%	0.01%

Securities lending collateral assets	706	706	0.27	0.27

Total collateral assets	$740	$740	0.28%	0.28%

	2017
	Amount	% of Liability to Total G/A Liabilities

Recognized obligation to return collateral assets	$740	0.33%

The Company receives primarily cash collateral for derivatives. The Company reinvests the cash collateral or uses the cash for general corporate purposes.

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. The Company does not enter into derivative financial instruments with financing premiums.

B-76	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Counterparty and Credit Risk: Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis.

The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to OTC transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with a majority of the Company’s derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2018, counterparties pledged $800 million of cash collateral and margin to the Company.

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2018, the Company pledged the following collateral and margin to its counterparties, (in millions):

Cash collateral and margin	$11

Securities collateral and margin	$5
The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value and accrued interest receivable of all derivative contracts which, as of December 31, 2018, is $1,042 million.

Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2018 is $9 million for which the Company posted collateral of $9 million in the normal course of business.

Derivative Types: The Company utilizes the following types of derivative financial instruments and strategies within its portfolio:

Commodity Forward Contracts: The Company enters into crude oil forward contracts to hedge against the effect of fluctuations in crude oil prices on certain equity investments. This type of derivative instrument is traded OTC- bilateral and the Company is exposed to both market and counterparty risk. The Company applies fair value accounting for these derivatives instruments.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The Company applies hedge accounting to certain of these derivatives instruments, and fair value accounting to those instruments that do not qualify for hedge accounting.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. The Company applies fair value accounting for these derivatives instruments.

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow the Company to lock in a fixed interest rate and to mitigate the risk of fluctuating interest rates. This type of derivative instrument may be traded OTC-cleared or OTC-bilateral, and the Company is exposed to both market and counterparty risk. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions provide for a single net payment to be made by one counterparty at each due date. The Company applies fair value accounting for these derivatives instruments.

Asset Swaps: The Company enters into asset swap contracts to hedge against interest rate risk associated with its U.S. Treasury Inflation Protected Securities (TIPS). The Company also uses asset swap contracts in certain replication transactions. For hedges of its TIPS, the Company pays all cash flows received from the TIPS security to the counterparty in exchange for fixed interest rate

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

coupon payments. This type of derivative instrument is traded OTC- bilateral, and the Company is exposed to both market and counterparty risk. The Company applies hedge accounting for asset swaps used in hedging transactions.

Total Return Swaps: The Company enters into total return swap contracts to exchange a cash flow based on a fixed or variable rate in return for the total economic exposure of an underlying asset, which includes cash flows, credit risk and market risk, or vice versa. This type of derivative instrument is traded OTC-bilateral, and is exposed to both market and counterparty risk. These derivative instruments may be held in hedging relationships or in replication transactions.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps to hedge against unexpected credit events on selective investments held in the Company’s investment portfolio. This type of derivative is traded OTC-bilateral and is exposed to market and counterparty risk. The Company applies fair value accounting for these derivatives instruments.

Written Credit Default Swaps used in Replication Transactions: A replication synthetic asset transaction is a derivative transaction (the derivative component) established concurrently with another fixed income instrument (the cash component) in order to replicate the investment characteristics of another instrument (the reference entity). As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, the Company writes credit default swaps on either single name corporate or sovereign credits, credit indices, or credit index tranches and provides credit default protection to the buyer. This type of derivative instrument may be traded OTC-bilateral or OTC-cleared, and the Company is exposed to market, credit and counterparty risk.

The table below illustrates the effect of unrealized and realized gains and losses from derivative instruments in the Statements of Operations. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes (in millions):

	December 31, 2018		December 31, 2017
Qualifying hedge relationships	Unrealized Gain (Loss) Recognized in Surplus	Gain (Loss) Recognized in Net Realized Capital Gain (Loss)	Unrealized Gain (Loss) Recognized in Surplus	Gain (Loss) Recognized in Net Realized Capital Gain (Loss)

Foreign currency swap contract	$19	$(2)	$(21)	$6

Total qualifying hedge relationships	19	(2)	(21)	6

Non-qualifying hedge relationships

Commodity forwards	18	(24)	(18)	(40)

Foreign currency swaps	493	15	(544)	31

Foreign currency forwards	115	47	(161)	(132)

Interest rate contracts	1	—	(1)	—

Purchased credit default swaps	4	(1)	5	—

Total non-qualifying hedge relationships	$631	$37	$(719)	$(141)

Derivatives used for other than hedging purposes	—	23	—	5

Total derivatives	$650	$58	$(740)	$(130)

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an other-than-temporary impairment loss on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss. For the year ended December 31, 2018, there were no other-than-temporary impairment losses recorded for derivative positions.

The Company enters into replication transactions whereby credit default swaps have been written by the Company on credit indices, credit index tranches, or single name corporate or sovereign credits. Credit index positions represent replications where credit default swaps have been written by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. Index positions also represent replications where credit default swaps have been written by the

B-78	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Company on the Dow Jones North American High Yield Series of indexes (DJ.NA.HY). Each index is comprised of 100 high yield credits domiciled in North America and represents a broad exposure to the high yield corporate market. The Company writes contracts on the Dow Jones North American Investment Grade Index Series 26 and 27 (DJ.NA.IG.26 and DJ.NA.IG.27, respectively), whereby the Company is obligated to perform should there be a default on any reference entity in the index.

The Company writes contracts on the “Senior” tranche of the Dow Jones North American Investment Grade Index Series 25, 27, 29, and 31 (DJ.NA.IG.25, DJ.NA.IG.27, DJ.NA.IG.29 and DJ.NA.IG.31, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The Company also writes contracts on the “Super Senior” tranche of the Dow Jones North American High Yield Index Series 27 and 31 (DJ.NA.HY.27 and DJ.NA.HY.31, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 35%-100%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts.

Information related to the credit quality of replication positions involving credit default swaps appears below. The values below are listed in order of their NAIC credit designation, with a designation of 1 having the highest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2018			December 31, 2017
	Referenced Credit Obligation	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity

RSAT NAIC Designation

1 Highest quality	Single name credit default swaps	$—	$—	—	$5	$—	1

	Credit default swaps on indices	8,797	413	4	5,967	185	4
	Subtotal	8,797	413	4	5,972	185	4

2 High quality	Single name credit default swaps	5	—	3	25	—	1

	Credit default swaps on indices	—	—	—	450	10	3
	Subtotal	5	—	3	475	10	3

3 Medium quality	Single name credit default swaps	—	—	—	10	—	1

	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	—	—	—	10	—	1

Total		$8,802	$413	—	$6,457	$195	4

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes.

		Summary of Derivative Positions
		(in millions)
		December 31, 2018			December 31, 2017
Qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV

Asset swaps	Assets	$1,210	$—	$39	$810	$—	$(36)

	Liabilities	—	—	—	—	—	—

Foreign currency swap contracts	Assets	124	6	2	37	3	4

	Liabilities	60	(9)	(12)	158	(24)	(36)

Total qualifying hedge relationships		$1,394	$(3)	$29	$1,005	$(21)	$(68)

Non-qualifying hedge relationships

Commodity forwards	Assets	$—	$—	$—	$—	$—	$—

	Liabilities	—	—	—	115	(18)	(18)

Interest rate contracts	Assets	116	4	4	66	3	3

	Liabilities	—	—	—	—	—	—

Foreign currency swaps	Assets	4,729	424	424	1,980	123	123

	Liabilities	2,200	(148)	(148)	3,449	(341)	(341)

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

		Summary of Derivative Positions
		(in millions)
		December 31, 2018			December 31, 2017
Non-qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV

Foreign currency forwards	Assets	$1,676	$48	$48	$129	$2	$2

	Liabilities	521	(4)	(4)	2,453	(73)	(73)

Purchased credit default swaps	Assets	3	—	—	—	—	—

	Liabilities	301	(3)	(3)	521	(14)	(14)

Total non-qualifying hedge relationships		$9,546	$321	$321	$8,713	$(318)	$(318)

Derivatives used for other than hedging purposes

Written credit default swaps	Assets	$8,797	$486	$413	$6,417	$113	$195

	Liabilities	5	—	—	40	—	—

Asset swaps and total return swaps	Assets	10	—	—	35	—	—

	Liabilities	—	—	—	—	—	—

Total derivatives used for other than hedging purposes		$8,812	$486	$413	$6,492	$113	$195

Total derivatives		$19,752	$804	$763	$16,210	$(226)	$(191)

For the year ended December 31, 2018, the average fair value of derivatives used for other than hedging purposes, was $239 million.

Note 13—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly traded securities and other instruments easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The Separate Account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Separate Account VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Real Estate Account	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Separate Account VA-3	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Stable Value	Group deferred fixed annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

B-80	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2018	2017

TIAA Real Estate Account	$26,180	$25,175

TIAA Separate Account VA-3	9,935	10,381

TIAA Separate Account VA-1	928	1,075

TIAA Stable Value	1,245	965

Total	$38,288	$37,596

In accordance with the products recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The general account provides the REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the REA cannot fund participant requests, the general account will fund the requests by purchasing accumulation units in the REA. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2018
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$459	$—	$4,376	$4,835

Reserves

For accounts with assets at:

Fair value	$—	$—	$36,703	$36,703

Amortized cost	1,205	—	—	1,205

Total reserves	$1,205	$—	$36,703	$37,908

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$1,205	$—	$—	$1,205

At fair value	—	—	36,703	36,703

Total reserves	$1,205	$—	$36,703	$37,908

* Withdrawable at book value without adjustment or charge.
	2017
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$460	$—	$4,547	$5,007

Reserves

For accounts with assets at:

Fair value	$—	$—	$36,388	$36,388

Amortized cost	932	—	—	932

Total reserves	$932	$—	$36,388	$37,320

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$932	$—	$—	$932

At fair value	—	—	36,388	36,388

Total reserves	$932	$—	$36,388	$37,320

*	Withdrawable at book value without adjustment or charge.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2016
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$280	$—	$4,491	$4,771

Reserves

For accounts with assets at:

Fair value	$—	$—	$32,811	$32,811

Amortized cost	614	—	—	614

Total reserves	$614	$—	$32,811	$33,425

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$614	$—	$—	$614

At fair value	—	—	32,811	32,811

Total reserves	$614	$—	$32,811	$33,425

*	Withdrawable at book value without adjustment or charge.

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2018	2017	2016

Transfers reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$5,124	$5,296	$5,092

Transfers from separate accounts	(4,682)	(4,173)	(3,241)

Reconciling adjustments:

Fund transfer exchange gain (loss)	—	—	—

Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$442	$1,123	$1,851

Note 14—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	December 31, 2018	December 31, 2017

Deferred and payout annuity contracts issued after 2000	4,160	4,159

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

For ordinary and collective life insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 use the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual renewable term policies and cost of living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total active lives disability waiver of premium reserve.

As of December 31, 2018 and 2017, the Company had $320 million and $364 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

B-82	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to discretionary withdrawal:

At fair value	$—	$—	$36,703	$36,703	14.7%

At book value without adjustment (minimal or no charge or adjustment)	58,671	1,205	—	59,876	24.0%

Not subject to discretionary withdrawal	153,247	—	—	153,247	61.3%

Total (gross)	$211,918	$1,205	$36,703	$249,826	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$211,918	$1,205	$36,703	$249,826

	2017
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to discretionary withdrawal:

At fair value	$—	$—	$36,388	$36,388	14.9%

At book value without adjustment (minimal or no charge or adjustment)	56,466	932	—	57,398	23.5%

Not subject to discretionary withdrawal	150,005	—	—	150,005	61.6%

Total (gross)	$206,471	$932	$36,388	$243,791	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$206,471	$932	$36,388	$243,791

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for certain subsidiaries and affiliates. Under management agreements, the Company provides investment advisory and administrative services for TIAA Life and administrative services to TIAA, FSB and VA-1. Additionally, effective December 26, 2016, the Company entered into a General Service and Facilities Agreements with its wholly owned subsidiary, Nuveen, LLC, for the Company to provide and receive general services at cost inclusive of charges for overhead.

The Company allocated expenses of $2,459 million, $2,252 million and $2,080 million to its various subsidiaries and affiliates for the years ended December 31, 2018, 2017 and 2016, respectively. These allocated expenses are not included in the Company’s net operating expenses. The expense allocation process determines the portion of the total investment and operating expenses attributable to each legal entity and each line of business within an entity. Every month the Company allocates incurred expenses to each line of business and its affiliates. As part of this allocation process, every department with personnel and every vendor related expense is allocated to lines of business based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a line of business and legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by the Company and two of its subsidiaries. Such services are provided in accordance with an Investment Management Services Agreement, updated and amended annually as of May 1, between CREF and TIAA-CREF Investment Management, LLC (“Investment Management”), and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, updated and amended annually as of May 1, between CREF and TIAA-CREF Individual and Institutional Services, LLC (“Services”). The Company also performs administrative services for CREF, on an at-cost basis in accordance with an Administrative Service Agreement, updated and amended annually as of May 1. The management fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $731 million, $808 million, and $860 million for the years ended December 31, 2018, 2017 and 2016, respectively, are not included in the statement of operations and have no effect on the Company’s operations.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Teachers Advisors, LLC (“Advisors”) provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Teachers Personal Investors Services, Inc. (“TPIS”) and Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

On January 1, 2018, the Company entered into Investment Management Agreements with Advisors and Nuveen Alternatives Advisors, LLC, wholly owned subsidiaries of TIAA’s wholly owned subsidiary Nuveen, LLC, to manage, at a negotiated fee, investments held within the Company’s General Account including investments owned by investment subsidiaries of the Company. The Company paid $219 million and $203 million to Advisors and Nuveen Alternatives Advisers, LLC, respectively, for the year ended December 31, 2018.

On January 1, 2018, the Company entered into an Omnibus Service Agreement with its wholly owned subsidiary Nuveen, LLC, pursuant to which Nuveen, LLC directly or through its subsidiaries agreed to provide services complementary to investment management to the Company at cost, inclusive of charges for overhead. The Company paid $7 million to Nuveen, LLC for the year ended December 31, 2018.

All services necessary for the operation of REA are provided at-cost by the Company and Services. The Company provides investment management and administrative services for REA. Distribution services for REA are provided in accordance with a Distribution Agreement among Services, the Company and REA. The Company and Services receive fee payments from REA on a daily basis according to formulae established annually and adjusted periodically. The daily fee is based on an estimate of the at-cost expenses necessary to operate REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter.

Effective February 6, 2018, the Company entered into a Service Agreement with the Bank to provide general services in support of the Company’s and its subsidiaries’ activities at cost inclusive of charges for overhead. The Company paid $6 million to the Bank during the year ended December 31, 2018.

The Bank services certain residential mortgage loans held by the Company. As of December 31, 2018 and 2017, the Company held $825 million and $907 million of residential mortgage loans serviced by the Bank, respectively.

Note 16—federal income taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2018 or December 31, 2017.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2018			12/31/2017			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross deferred tax assets	$6,115	$391	$6,506	$6,586	$205	$6,791	$(471)	$186	$(285)
b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—
c) Adjusted gross deferred tax assets (a–b)	6,115	391	6,506	6,586	205	6,791	(471)	186	(285)
d) Deferred tax assets non-admitted	3,135	—	3,135	3,720	—	3,720	(585)	—	(585)
e) Subtotal net admitted deferred tax asset (c-d)	2,980	391	3,371	2,866	205	3,071	114	186	300
f) Deferred tax liabilities	499	470	969	413	694	1,107	86	(224)	(138)
g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$2,481	$(79)	$2,402	$2,453	$(489)	$1,964	$28	$410	$438

B-84	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

	12/31/2018			12/31/2017			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission calculation components SSAP No. 101
a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	2,365	37	2,402	1,921	43	1,964	444	(6)	438
1. Adjusted gross DTA expected to be realized following the balance sheet date	2,365	37	2,402	1,921	43	1,964	444	(6)	438
2. Adjusted gross DTA Allowed per limitation threshold	XXX	XXX	5,355	XXX	XXX	5,151	XXX	XXX	204

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	615	354	969	945	162	1,107	(330)	192	(138)
d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$2,980	$391	$3,371	$2,866	$205	$3,071	$114	$186	$300

	2018	2017

Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount	828%	812%

Amount Of Adjusted Capital And Surplus Used To Determine The Threshold Limitation In (b)2 Above (in millions)	$35,697	$34,340

	12/31/2018		12/31/2017		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in millions)

Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage

Adjusted gross DTAs amount from above	$6,115	$391	$6,586	$205	$(471)	$186

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTAs amount from above	$2,980	$391	$2,866	$205	$114	$186

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	7.33%	—%	(7.33)%	—%

The Company does not have tax-planning strategies that include the use of reinsurance.

The Company has no temporary differences for which DTLs are not recognized.

Income taxes incurred consist of the following major components (in millions):

	12/31/2018	12/31/2017	12/31/2016

Current income tax:

Federal income tax expense (benefit)	$(330)	$(698)	$(484)

Foreign taxes	—	—	—

Subtotal	$(330)	$(698)	$(484)

Federal income taxes expense on net capital gains	431	619	1,089

Generation/(utilization) of loss carry-forwards	(101)	79	(605)

Intercompany tax sharing expense/(benefit)	(6)	11	17

Other	(17)	(15)	(1)

Federal and foreign income tax expense / (benefit)	$(23)	$(4)	$16

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	12/31/2018	12/31/2017	Change

Deferred tax assets:

Ordinary:

Policyholder reserves	$572	$543	$29

Investments	726	772	(46)

Policyholder dividends accrual	395	395	—

Fixed assets	188	257	(69)

Compensation and benefits accrual	174	168	6

Net operating loss carry-forward	661	816	(155)

Other (including items < 5% of total ordinary tax assets)	510	560	(50)

Intangible assets – business in force and software	2,889	3,075	(186)

Subtotal	$6,115	$6,586	$(471)

Statutory valuation allowance adjustment	—	—	—

Non-admitted	3,135	3,720	(585)

Admitted ordinary deferred tax assets	$2,980	$2,866	$114

Capital:

Investments	$371	$186	$185

Real estate	20	19	1

Subtotal	$391	$205	$186

Statutory valuation allowance adjustment	—	—	—

Non-admitted	—	—	—

Admitted capital deferred tax assets	391	205	186

Admitted deferred tax assets	$3,371	$3,071	$300

	12/31/2018	12/31/2017	Change

Deferred tax liabilities:

Ordinary:

Investments	$138	$—	$138

Reserves transition adjustment	359	410	(51)

Other (including items < 5% of total ordinary tax liabilities)	2	3	(1)

Subtotal	$499	$413	$86

Capital:

Investments	470	694	(224)

Subtotal	$470	$694	$(224)

Deferred tax liabilities	$969	$1,107	$(138)

Net deferred tax:

Assets/Liabilities	$2,402	$1,964	$438

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2018 are as follows (in millions):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$357	21.00%

Dividends received deduction	(50)	(2.96)

Amortization of interest maintenance reserve	(54)	(3.20)

Statutory impairment of affiliated common stock	9	0.55

Tax effect of change in net unrealized capital gains & losses	(153)	(8.99)

Other	15	0.90

Total statutory income taxes	$124	7.30%

Federal and foreign income tax incurred (benefit) expense	$(23)	(1.35)%

Change in net deferred income tax charge (benefit)	147	8.65

Total statutory income taxes	$124	7.30%

B-86	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

At December 31, 2018, the Company has net operating loss carry forwards with expiration dates through the year 2032 (in millions):

Year Incurred	Operating Loss	Year of Expiration

2008	$634	2023

2012	1,268	2027

2014	279	2029

2015	807	2030

2016	1	2031

2017	159	2032

Total	$3,148

As of December 31, 2018, the Company had no foreign tax credit carry forwards.

At December 31, 2018, and 2017, the Company has no capital loss carry forwards.

At December 31, 2018, the Company has general business credits of $32 million generated during the years 2004 to 2017 and expiring between 2024 to 2037.

Due to the Tax Cuts and Jobs Act, carryback of NOL’s generated after December 31, 2017 are disallowed. Consequentially, ordinary income tax paid in years 2017 and prior may not be recouped in the event of future net losses.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending, Inc.

4) Covariance Capital Management, Inc.

5) CustomerOne Financial Network, Inc.

6) Elite Lender Services, Inc.

7) TIAA Commercial Finance, Inc f/k/a EverBank Commercial Finance, Inc.

8) EverBank Wealth Management, Inc.

9) EverTrade Direct Brokerage, Inc.

10) GreenWood Resources, Inc.

11) JWL Properties, Inc.

12) MyVest Corporation

13) ND Properties, Inc.

14) NIS/R&T, Inc. f/k/a Nuveen Investment Solutions, Inc.*

15) Nuveen Holdings, Inc.*

16) Nuveen Holdings I, Inc. *

17) Nuveen Investments, Inc.*

18) Nuveen Investments Holdings, Inc.*

19) Nuveen Securities, LLC*

20) Oleum Holding Company, Inc.

21) T-C Europe Holdings, Inc.

22) T-C SP, Inc.

23) T-Investment Properties Corp.

24) TCT Holdings, Inc.

25) Teachers Personal Investors Services, Inc.

26) Terra Land Company

27) TIAA-CREF Life Insurance Company

28) TIAA Board of Overseers

29) TIAA-CREF Tuition Financing, Inc.

30) TIAA FSB Holdings, Inc.

31) TIAA, FSB fka Everbank

32) Tygris Asset Finance, Inc.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

33) Tygris Commercial Finance Group, Inc.

34) Westchester Group Asset Management, Inc.

35) Westchester Group Farm Management, Inc.

36) Westchester Group Investment Management Holding Company, Inc.

37) Westchester Group Investment Management, Inc.

38) Westchester Group Real Estate, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings I, Inc. makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen Holdings I, Inc. is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

Amounts receivable from / (payable to) the Company’s subsidiaries for federal income taxes are ($45) million and ($17) million at December 31, 2018 and 2017, respectively.

The Company’s tax years 2014 through 2018 are open to examination by the IRS.

The 2017 Tax Cuts and Jobs Act (the “Act”) reduces the U.S. corporate tax rate from 35% to 21%, includes several base broadening provisions, and reforms the US international tax system. With a few exceptions, key provisions were effective for tax years beginning January 1, 2018.

The Company’s DTAs and DTLs as of December 31, 2017 reflect the enacted tax rate of 21% which is expected to apply when the DTAs and DTLs will be settled or realized. The Company’s federal income tax incurred for the year ended December 31, 2018 is computed using the enacted tax rate of 21%.

In February 2018, INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act was issued to address the application of statutory accounting principles when a reporting entity does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Act.

As of December 31, 2017, the Company noted that the impact of the Act to DTA admissibility under SSAP 101 was under evaluation. Our net admitted DTA as of December 31, 2017 was computed based on reasonable estimates and guidance available as of the date of this filing.

Additionally, in evaluating the impact of reform to the US international tax system, the Company had estimated that no material liability would be due for the repatriation transition tax provided in the Act.

As of the close of the measurement period allowed under INT 18-01 (one year from the date of the Act), no significant changes in reasonable estimates reported in December 31, 2017 have occurred.

Note 17—pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution money purchase plan covering substantially all employees. All employee plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The statements of operations include contributions to the plan of approximately $53 million, $58 million and $55 million for the years ended December 31, 2018, 2017 and 2016, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non- qualified deferred compensation plan.

The Company previously provided pension benefits through an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees. The SERP provided an annual retirement benefit payable at normal retirement. The obligations of the Company under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	SERP
	2018	2017	2016

Benefit obligation	$37	$41	$42

Net period benefit cost	$2	$2	$2

B-88	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

In addition to the defined contribution plan and SERP, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	Post-retirement Benefits
	2018	2017	2016

Benefit obligation	$74	$102	$94

Net period benefit cost	$2	$1	$2

Note 18—reinsurance

Reinsurance transactions included in the statutory basis statements of operations “Insurance and annuity premiums and other considerations” are as follows (in millions):

	Years Ended December 31,
	2018	2017	2016

Direct premiums	$16,233	$16,657	$16,608

Ceded premiums	(13)	(13)	(14)

Net premiums	$16,220	$16,644	$16,594

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Note 19—repurchase and securities lending programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

The Company has procedures in place to monitor the value of the collateral held and the fair value of the securities transferred under the agreements. If at any time the value of the collateral received from the counterparty falls below 95% of the fair value of the securities transferred, the Company is entitled to receive additional collateral from its counterparty. The Company monitors the estimated fair value of the securities sold under the agreements on a daily basis with additional collateral sent/obtained a necessary. If the counterparty were to default on its obligation to return the securities sold under the agreement on the repurchase date, the Company has the right to retain the collateral.

During the years ended December 31, 2018 and 2017, the Company engaged in certain repurchase transactions as cash taker. These transactions were “bilateral” in nature and the Company did not engage in any “Tri-party” repurchase transactions during the year. Additionally, there were no securities sold during the years ended December 31, 2018 and 2017 that resulted in default.

As of December 31, 2018 and 2017, the Company had no outstanding repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2018, the estimated fair value of the Company’s securities on loan under the program was $548 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2018, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $562 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2018.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Of the cash collateral received from the program, $392 million is held as cash as of December 31, 2018, with the remaining $170 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value

Open	$392	$392

30 Days or less	170	170

Total collateral reinvested	$562	$562

As of December 31, 2017 the estimated fair value of the Company’s securities on loan under the program was $689 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2017, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $706 million included in “Payable for collateral for securities loaned.” This collateral received was cash and had not been sold or re-pledged as of December 31, 2017.

Of the cash collateral received from the program, $516 million was held as cash as of December 31, 2017, with the remaining $190 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral was liquid and could have been returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value

Open	$516	$516

30 Days or less	190	190

Total collateral reinvested	$706	$706

Note 20—Federal Home Loan Bank of New York membership and borrowings

The Company is a member of the FHLBNY. Through its membership, the Company has the ability to conduct business activity (“Advances”) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources, and can also be a source of contingent liquidity to meet other requirements. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $15,164 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date.

The following table shows the FHLBNY capital stock held as of December 31, (in millions):

	2018			2017
	Total	General Account	Separate Account	Total	General Account	Separate Account

Membership stock—class A	$—	$—	$—	$—	$—	$—

Membership stock—class B	82	82	—	81	81	—

Activity stock	—	—	—	—	—	—

Excess stock	—	—	—	—	—	—

Total	$82	$82	$—	$81	$81	$—

Membership stock at December 31, 2018 and 2017, is not eligible for redemption.

The Company did not have any borrowings outstanding as of December 31, 2018 or 2017. Therefore, no collateral was pledged by the Company to the FHLBNY as of either year end.

The following table shows the maximum collateral pledged to FHLBNY during the year ending December 31, (in millions):

	2018			2017
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

General account	$1,390	$1,359	$1,300	$670	$620	$615

Separate account	—	—	—	—	—	—

Total	$1,390	$1,359	$1,300	$670	$620	$615

B-90	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

The following table shows the maximum borrowing from FHLBNY during the year ending December 31, (in millions):

	2018			2017
	Total	General Account	Separate Account	Total	General Account	Separate Account

Debt	$1,300	$1,300	$—	$615	$615	$—

Funding agreements	—	—	—	—	—	—

Other	—	—	—	—	—	—

Total	$1,300	$1,300	$—	$615	$615	$—

Note 21—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the years ended December 31 are as follows (in millions):

	2018	2017

Change in net unrealized capital gains (losses)	$(359)	$1,070

Change in asset valuation reserve	129	(1,221)

Change in net deferred income tax	(147)	(4,554)

Change in non-admitted assets	708	3,402

Change in post-retirement benefit liability	7	(5)

As of December 31, 2018 and 2017, the portion of contingency reserves represented by cumulative net unrealized gains was $2,498 million and $2,857 million, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On May 8, 2017, the Company issued surplus notes in an aggregate principal amount of $2,000 million. The notes bear interest at an annual rate of 4.270%, and have a maturity date of May 15, 2047. Proceeds from the issuance of the notes were $1,994 million, net of issuance discount. Interest on the notes is scheduled to be paid semiannually on May 15 and November 15 of each year through the maturity date.

In May 2017, the Company completed a tender offer in which it extinguished $950 million principal of its 6.850% surplus notes issued on December 16, 2009 and due to mature on December 16, 2039. The 2017 interest paid was $26 million and total interest paid was $481 million on the tendered notes. The Company paid a premium of $373 million due to the early redemption of these surplus notes which is reported in net operating expenses.

The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2018 (in millions):

Date Issued	Interest Rate	Par Value (Face Amount of Notes)	Carrying Value of Note	Interest Paid Year to Date	Principal and / or Interest Paid Inception to Date	Date of Maturity

12/16/2009	6.850%	$1,050	$1,049	$72	$647	12/16/2039

09/18/2014	4.900%	1,650	1,649	81	323	09/15/2044

09/18/2014	4.375%*	350	349	15	61	09/15/2054

05/08/2017	4.270%	2,000	1,994	85	130	05/15/2047

Total		$5,050	$5,041	$253	$1,161

*

The Company will bear interest at a fixed annual rate of 4.375% from and including September 18, 2014 to but excluding September 15, 2024 payable semi-annually in arrears on March 15 and September 15 of each year, commencing March 15, 2015, then at an annual floating rate equal to Three-Month LIBOR plus 2.661% from and including September 15, 2024 to but excluding the date on which the Fixed-to-Floating Rate Notes are paid in full, payable quarterly, in arrears on March 15, June 15, September 15 and December 15 of each year, commencing December 15, 2024.

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The notes were issued in transactions pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus a pre-defined spread, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

Note 22—contingencies and guarantees

Subsidiary and affiliate guarantees:

At December 31, 2018, the Company has a financial support agreement with TIAA Life. Under this agreement, the Company will provide support so TIAA Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as the Company’s rating at all times. Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. At December 31, 2018, the capital and surplus of TIAA Life was in excess of the minimum capital and surplus amount referenced, and its total adjusted capital was in excess of the referenced RBC-based amount calculated at December 31, 2018.

The Company has agreed that it will cause TIAA Life, a direct wholly owned subsidiary, to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA Life with recourse to or against any of the assets of the Company.

The Company has unconditionally guaranteed $1,000 million in 4.0% senior unsecured notes issued by Nuveen, LLC due in 2028. The Company agrees to cause any such payment to be made punctually when and as the same shall become due and payable, whether at maturity, upon acceleration, redemption, repayment or otherwise, and as if such payment were made by Nuveen, LLC. The guarantee is made to/on behalf of a wholly owned subsidiary, and as such the liability is excluded from recognition. The maximum potential amount of future payments the Company could be required to make under the guarantee as of December 31, 2018, is $1,401 million, which includes the future undiscounted interest payments. Should action under the guarantee be required, the Company would contribute cash to Nuveen, LLC, to fund the obligation, thereby increasing the Company’s investment in Nuveen, LLC, as reported in other invested assets. Based on Nuveen, LLC’s financial position and operations, the Company views the risk of performance under this guarantee as remote.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

Related to the 2014 acquisition of Nuveen Investments, Inc., Nuveen Finance, the Acquirer and an indirectly owned subsidiary of TIAA, recorded contingent purchase related liabilities which were payable based upon contractual terms during 2017 and 2018. The Company had agreed to fund these obligations in the event required payments to Windy City Investments Holdings, L.L.C. (“WCLLC”), the seller of Nuveen Investments, are not made by Nuveen Finance. Nuveen Finance paid $112 million and $169 million of the liability during 2018 and 2017, resulting in no remaining liability as of December 31, 2018. The $112 million payment was related to an earn-out which had the potential to be up to $278 million, pursuant to the terms of the Purchase and Sale Agreement, as amended. Subsequent to the earn-out payment, WCLLC filed a complaint in the Court of Chancery of the State of Delaware that generally alleges, among other things, that Nuveen, LLC improperly calculated the earn-out amount. Nuveen, LLC intends to defend against this lawsuit vigorously, but is unable to predict the outcome of this lawsuit or reasonably estimate a range of possible loss.

B-92	Statement of Additional Information ∎ TIAA Separate Account VA-3

concluded

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA-CREF Life. $30 million of this facility is maintained on a committed basis with an expiration date of July 8, 2019. As of December 31, 2018, there were no balances outstanding.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of CREF and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. As of December 31, 2018, there were no balances outstanding. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1,250 million committed credit facility maintained with a group of banks.

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company also provides a $300 million unsecured and uncommitted 364-day revolving line of credit arrangement with TIAA, FSB. This line has an expiration date of September 11, 2019. As of December 31, 2018, there were no balances outstanding.

The Company also provides a $100 million committed 364-day revolving line of credit arrangement with Nuveen, LLC. This line has an expiration date of December 29, 2019. As of December 31, 2018, there were no balances outstanding.

The Company also provides a $23 million committed line of credit to TIAA Charitable Inc. This line has an expiration date of June 28, 2047. As of December 31, 2018, there was an outstanding balance of $15 million.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As of December 31, 2018, there are no outstanding liquidity units under the liquidity guarantee provided to REA by the Company.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC; federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”), seeking a broad range of information. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 23—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 14, 2019, the date the financial statements were available to be issued.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-93

730 Third Avenue

New York, NY 10017-3206

A11267 (5/19)

Part C — OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial statements

Part A: None

Part B: Includes all required financial statements of TIAA Separate Account VA-3 and Teachers Insurance and Annuity Association of America

(b)	Exhibits:

(1)(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(2)	None

(3)	Form of Distribution Agreement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A14)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A15)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A16)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

	(A17)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

	(A18)	Retirement Choice Plus Non-ERISA Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

	(A19)	Retirement Choice Plus Non-ERISA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

	(A20)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A21)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A22)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A23)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A24)	Income Test Drive Annuity Election Endorsement for Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A25)	Income Test Drive Annuity Election Endorsement for Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A26)	Endorsement to Your TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A27)	Endorsement to Your TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A28)	Endorsement to Your TIAA Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A29)	Endorsement to Your TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A30)	Endorsement to Your TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(5)		Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(6)	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(7)		None

(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(I)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(K)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(M)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(N)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(O)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(P)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(W)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(X)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Y)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Z)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Participation Agreement among American Beacon Advisors, Inc., a Delaware Corporation, Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A3)	Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A4)	Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A5)	Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A6)	Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A7)	Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A8)	Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A9)	Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A10)	Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A11)	Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A12)	Participation Agreement among Franklin Templeton Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A14)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A15)	Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(A16)	Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(9)	Opinion and consent of Meredith Kornreich, Esquire*

(10)	(A)	Consent of Eversheds Sutherland (US) LLP*

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

(11)	None

(12)	None

(13)

(A) Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement Filed April 25, 2014 and Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(B) Powers of Attorney*

*	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
Ronald L. Thompson	Trustee and Chairman

Jeffrey R. Brown	Trustee

Priscilla Sims Brown	Trustee

James R. Chambers	Trustee

Tamara Simpkins Franklin	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Maureen O’ Hara	Trustee

Donald K. Peterson	Trustee

Sidney A. Ribeau	Trustee

Dorothy K. Robinson	Trustee

Kim M. Sharan	Trustee

David L. Shedlarz	Trustee

Marta Tienda	Trustee

Roger W. Ferguson, Jr.	President and Chief Executive Officer and Trustee

Vijay C. Advani	Senior Executive Vice President and CEO, Nuveen

John L. Douglas	Senior Executive Vice President and Chief Oversight & Advocacy Officer

Lori D. Fouché	Senior Executive Vice President and TIAA Financial Solutions CEO

Rahul N. Merchant	Senior Executive Vice President and Head of Client Services & Tech

Glenn R. Richter	Senior Executive Vice President and Chief Financial Officer

Sean N. Woodroffe	Senior Executive Vice President and Chief Human Resources Officer

Mona Bhalla	Senior Managing Director and Corporate Secretary

Christine Dugan	Senior Vice President and Chief Actuary

Oluseun Salami	Senior Vice President and Corporate Controller

Richard S. Biegen	Chief Compliance Officer of the Separate Account

Carol Deckbar	Executive Vice President, Chief Product Officer, TIAA Financial Solutions Product Group

*	The principal business address for each individual is:

TIAA

730 Third Avenue

New York, New York 10017-3206

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

Exhibit A

Teachers Insurance and Annuity Association of America

HOLDING COMPANY SYSTEM*

Seven persons serve as members of TIAA Board of Overseers
TIAA BOARD OF OVERSEERS
Teachers Insurance and Annuity Association of America (TIAA)
TIAA-CREF Life Insurance Company
TIAA RFS, LLC
TIAA Advisory, LLC
TIAA-CREF Insurance Agency, LLC
TIAA FSB Holdings, Inc. and subsidiaries
Everbank Funding, LLC
TIAA, FSB and its subsidiaries
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Redwood, LLC
TIAA Endowment & Philanthropic Services, LLC
TIAA-CREF Tuition Financing, Inc.
Nuveen, LLC
TIAA-CREF Asset Management LLC
Nuveen Services, LLC (formerly, TGAM Services, LLC)
Nuveen Finance, LLC (formerly, TIAA Asset Management Finance Company, LLC)
Teachers Advisors, LLC and subsidiaries
Nuveen Holdings 1, Inc.
Nuveen Holdings, Inc.
Nuveen Investments, Inc.
Nuveen Alternative Holdings LLC (formerly, TIAA Alternative Holdings, LLC)
Teachers Personal Investors Services, Inc.
TIAA-CREF Investment Management, LLC
Nuveen Real Estate Global LLC and subsidiaries
TIAA International Holdings 2 Limited
TIAA International Holdings 1 Limited
TIAA International Holdings 3 Limited
Nuveen Real Estate Limited and subsidiaries
AGR Partners LLC
AGR Services LLC
Nuveen International Holdings LLC (formerly, TIAA-CREF International Holdings LLC) and subsidiaries
Nuveen Investments Canada Co.
Nuveen Canada Company
Nuveen UK Limited (formerly, TIAA Global Asset Management London Limited)
Nuveen Australia Pty Ltd. (formerly known as, TIAA Global Asset Management Australia Pty Ltd)
Nuveen Hong Kong Limited (formerly, TIAA Global Asset Management Hong Kong Limited)*
*Note: There are multiple holding companies in between this entity and Nuveen International Holdings LLC
Nuveen Japan Co. Ltd.
Beaver Investment Holdings LLC
GreenWood Resources, Inc. and subsidiaries
Nuveen Alternatives Services LLC (formerly, TIAA-CREF Alternatives Services LLC)
TCAS Global Investments LLC,
TH Property Holdings, L.L.C
Nuveen Alternatives Advisors LLC (formerly, TIAA-CREF Alternatives Advisors, LLC)
Westchester Group Investment Management Holding Company, Inc.
Westchester Group Investment Management, Inc. and subsidiaries
Churchill Asset Management LLC and subsidiaries
CAM HR Resources LLC
Churchill Agency Services LLC
Churchill Special Member LLC
Churchill Warehouse LLC
Real Estate Separate Account Subsidiaries
Investment Subsidiaries and investment vehicles
Oleum Holding Company, Inc.
Polar Star Canadian Oil and Gas Holding, Inc.
Polar Star Canadian Oil and Gas, Inc.
Nova Star Oil and Gas Inc.
Adastra Management, Inc.
Envisage Information Systems, LLC
TIAA GBS Holding LLC
TIAA GBS Singapore Holding Company Pte. Ltd.
TIAA Global Business Services (India) Private Limited
MyVest Corporation
NIS/R&T, Inc.(fka Nuveen Investment Solutions, Inc.)
Nuveen Alternative Investments, LLC
Nuveen Securities, LLC
Nuveen Fund Advisors, LLC
Nuveen Asset Management, LLC
Nuveen Investments Holdings, Inc.
Symphony Asset Management LLC
Nuveen WCM Holdings, LLC
Winslow Capital Management, LLC and subsidiaries
Santa Barbara Asset Management, LLC
Nuveen NWQ Holdings, LLC
NWQ Partners, LLC
NWQ Investment Management Company, LLC
Gresham Asset Management LLC
Gresham Investment Management LLC
Gresham Investment Management Asia Pte. Ltd.,

1662358_3

* This chart is a depiction of the ownership structure of Teachers Insurance and Annuity Association of America (the "Company") and certain of its subsidiaries. This chart does not include all downstream subsidiaries of the Company, such as investment vehicles or funds managed by the Company or its subsidiaries, and is not indicative of the percentage ownership interests held.

This chart is a representation of the organizational structure of TIAA and does not detail each subsidiary of TIAA. For a complete list of subsidiaries, please refer to the attachment.

Exhibit A

Entity Name	Domestic Jurisdiction	Business Purpose	Owner Name	Ownership %**
1000 Waterford General Partner LLC	DE	To act a general partner of a limited partnership	Waterford Blue Lagoon Reit LP	100.00
1000 Waterford Operating LP	DE	To hold real estate investments	1000 Waterford General Partner LLC	100.00
1000 Waterford Operating LP	DE	To hold real estate investments	Waterford Blue Lagoon Reit LP	0.00
1608 Chestnut Partners, LP	DE	To hold real estate investments	T-C 1608 Chestnut General Partner LLC	1.00
1608 Chestnut Partners, LP	DE	To hold real estate investments	T-C 1608 Chestnut Limited Partner LLC	99.00
19 Boxwood Drive Facility LLC	MA	To operate a waste water treatment facility in connection with real estate and related investments for third party investors	TRPF 19 Boxwood Drive LLC	100.00
1931 Norman Drive, L.L.C.	DE	Entity formed to invest in real estate and related investments for third party investors	NA Property Fund Holdings, L.L.C.	100.00
301 BC One, LLC	DE	To hold real estate investments	301 Business Center, LLC	100.00
301 BC Two, LLC	DE	To hold real estate investments	301 Business Center, LLC	100.00
301 Business Center, LLC	DE	To act as a joint investment vehicle to own and operate real property	SIF 301 Business Center Investor Member LLC	95.00
36 rue La Fayette	France	To hold real estate investments	Cityhold Office Partnership S.à r.l	100.00
400 Montgomery Investors, LLC	DE	To hold real estate investments	T-C 400 Montgomery, LLC	97.50
485 Properties, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
5200 Waterford General Partner LLC	DE	To act as a general partner of a limited partnership	Waterford Blue Lagoon Reit LP	100.00
5200 Waterford Operating LP	DE	To hold real estate investments	Waterford Blue Lagoon Reit LP	100.00
5200 Waterford Operating LP	DE	To hold real estate investments	5200 Waterford General Partner LLC	0.00
5201-5301 Waterford General Partner LLC	DE	To act as a general partner of a limited partnership	Waterford Blue Lagoon Reit LP	100.00
5201-5301 Waterford Operating LP	DE	To hold real estate investments	Waterford Blue Lagoon Reit LP	100.00
5201-5301 Waterford Operating LP	DE	To hold real estate investments	5201-5301 Waterford General Partner LLC	0.00
60 Great Portland Street Unit Trust	Jersey	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Holding S.à r.l	99.40
60 Great Portland Street Unit Trust	Jersey	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Investment S.à r.l	0.60
70 St Mary Axe Unit Trust	Jersey	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Holding S.à r.l	99.90
70 St Mary Axe Unit Trust	Jersey	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Investment S.à r.l	0.10
701-703 Waterford General Partner LLC	DE	To act as a general partner of a limited partnership	Waterford Blue Lagoon Reit LP	100.00
701-703 Waterford Operating LP	DE	To hold real estate investments	Waterford Blue Lagoon Reit LP	100.00
701-703 Waterford Operating LP	DE	To hold real estate investments	701-703 Waterford General Partner LLC	0.00
730 Carroll, LLC	DE	To hold real estate investments	730 Power Development, LLC	100.00
730 Catsolar, LLC	DE	To hold infrastructure investments	TIAA SynGas, LLC	100.00
730 Cricket, LLC	DE	To own interests in a legal entity	730 Power Development, LLC	100.00
730 Data Centers, LLC	DE	To hold alternative investments	Teachers Insurance and Annuity Association of America	100.00
730 Databridge, LLC	DE	To hold ownership interests in a limited liability company	730 Data Centers, LLC	100.00
730 Interpark, LLC	DE	To hold ownership interests in a limited liability company which in turn will own alternative investments	730 Parking, LLC	100.00
730 Parking, LLC	DE	To hold ownership interests in a limited liability company which in turn will own alternative investments	TIAA Infrastructure Investments, LLC	100.00

730 Power Development, LLC	DE	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	100.00
730 Telecom LLC	DE	To make an investment in a limited partnership which will, in turn, invest in third party investment vehicles	Teachers Insurance and Annuity Association of America	100.00
730 Texas Forest Holdings, Inc.	DE	To act as general partner of a limited partnership	Teachers Insurance and Annuity Association of America	100.00
730 Texas Timberlands II, Ltd.	TX	To hold timber–related investments	Teachers Insurance and Annuity Association of America	99.50
730 Texas Timberlands II, Ltd.	TX	To hold timber–related investments	730 Texas Forest Holdings, Inc.	0.50
730 Texas Timberlands, Ltd.	TX	To hold timber–related investments	730 Texas Forest Holdings, Inc.	0.50
730 Texas Timberlands, Ltd.	TX	To hold timber–related investments	TIAA Timberlands I, LLC	99.50
8 Spruce Street GA Investor LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
A-30 Canadian Transport Inc.	QC, Canada	To participate in a joint venture to hold infrastructure assets	TIAA Infrastructure Investments, LLC	100.00
Actgas, LLC	DE	To hold oil and gas investments	TIAA Oil and Gas Investments, LLC	100.00
Actoil Bakken, LLC	DE	To hold oil and gas investments	TIAA Oil and Gas Investments, LLC	100.00
Actoil Colorado, LLC	DE	To hold oil and gas joint investments	Teachers Insurance and Annuity Association of America	100.00
Actoil Utica, LLC	DE	To hold oil and gas joint investments	TIAA Oil and Gas Investments, LLC	100.00
Actoil, LLC	DE	To hold oil and gas investments	Teachers Insurance and Annuity Association of America	100.00
ADAMAS S.A.	Poland	To own alternative investments	Pazenrol S.A.	100.00
Adastra Management Inc.	AB, Canada	To act as the sole manager of Polar Star Canadian Oil and Gas Inc	Polar Star Canadian Oil and Gas Holding, Inc.	40.00
Adeoti Empreendimentos Imobiliários Ltda	Brazil	To hold real estate investments	T-C JK I LLC	51.00
Adeoti Empreendimentos Imobiliários Ltda	Brazil	To hold real estate investments	T-C JK II LLC	49.00
AGAT Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
AGR Agricultural Investments LLC	DE	To hold agricultural investments	Occator Agricultural Properties, LLC	99.93
Agr Holdings X LLC	DE	To hold investments in connection with a fund	TGAM Agribusiness Fund Holdings-B LP	100.00
AGR Partners LLC	DE	To manage agricultural investments	Nuveen Alternative Holdings LLC	75.00
AGR Services LLC	DE	To employ personnel	AGR Partners LLC	99.00
AGR Services LLC	DE	To employ personnel	Nuveen Alternative Holdings LLC	1.00
AGRA Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
AGRAMAX Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
AGRIFARM Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
AGRO-DUBLINY SP. Z O.O.	Poland	To own alternative investments	Dangro Invest A/S	100.00
AGROLAND Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
AGROPOL Spółka z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00
AGROSERVICE Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
Alliance Capital Partners Statutory Trust I	DE	To issue securities to third party investors	TIAA FSB Holdings, Inc.	100.00
Almond Processors, LLC	DE	To hold agricultural investments	Teachers Insurance and Annuity Association of America	100.00
Alta Loma Vineyard LLC	CA	To own agricultural investments	Silverado WineGrowers, LLC	100.00
AMAL Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00

AMBER SP. Z O.O.	Poland	To own alternative investments	ADAMAS S.A.	100.00
AMC Holding, Inc.	FL	To engage in any lawful act or activity for which corporations may be organized under the Florida Business Corporation Act, Chapter 607, Florida Statutes, as may be amended from time to time	TIAA, FSB	100.00
Anglo-Sino Henderson Investment Consultancy (Beijing) Co Limited	China	To provide investment consulting services	Nuveen Group Holdings Limited	100.00
Arden Villas Apartments LLC	DE	Entity formed to invest in real estate and related investments for third party investors	CASA Grande Investments I, LLC	100.00
AREFM (BVI) Limited	British Virgin Islands	To act as advisor to Asia Property No 1 Property Fund Limited	Nuveen Group Holdings Limited	50.00
ARE-San Francisco No. 43, LLC	DE	To act as the joint venture vehicle for real estate investments	T-C Illinois Street, LLC	40.00
Arpeggio Fund	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	100.00
Arroyo Loma, LLC	DE	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
Asia Pacific Management S.à r.l	Luxembourg	To manage real estate funds	Nuveen Europe Holdings Limited	100.00
BayCity CLO Holdings, L.P.	CA	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.00
Baycity Convertible Arbitrage Master Fund, L.P.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.15
BayCity Corporate Arbitrage and Relative Value Fund, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.02
BayCity Credit Opportunities Fund L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.10
BayCity Customized Solution Fund R, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.12
BayCity Customized Solution Fund S, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.06
BayCity Event Driven Opportunities Fund, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.41
BayCity Event Driven Opportunities Master Fund, L.P.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.29
BayCity Long Short Credit Fund, L.P.	CA	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.07
BayCity Long Short Credit Unit Trust	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.00
BayCity Long-Short Equity Fund, L.P	DE	To act as a private investment vehicle for third party investors where such investment’s are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.66
BayCity Senior Loan Fund L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.00
BayCity Small Cap Core Fund, L.P.	CA	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	1.90
BCIMC (TCGA II) Investment Trust	Canada	To hold agricultural investments	Non-TIAA Owner	100.00
BCIMC (TCGA) Investment Trust	Canada	To hold agricultural investments	Non-TIAA Owner	100.00
Beaver Investment Holdings LLC	DE	To act as a holding company for GreenWood Resources, Inc	Nuveen Alternative Holdings LLC	100.00
Blue Ridge PP Condominium Association, Inc.	CO	To hold real estate investments	T-C Palomino Blue Ridge LLC	100.00

BOA Partnership GP, L.L.C.	DE	To act as general partner of a limited partnership	NA Property Fund Holdings, L.L.C.	100.00
BOA Partnership, L.P.	TX	Entity formed to invest in real estate and related investments for third party investors	NA Property Fund Holdings, L.L.C.	99.99
BOA Partnership, L.P.	TX	Entity formed to invest in real estate and related investments for third party investors	BOA Partnership GP, L.L.C.	0.01
Boardman Tree Farm, LLC	DE	To hold timber-related investments	GreenWood Tree Farm Fund, LP	100.00
Boston Road Manager, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	100.00
Boston Road, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Boston Road Manager, LLC	100.00
Brasilwood Reflorestamento S.A.	Brazil	To act as a holding company for timber-related investments	GTR Brasil Participações Ltda.	74.99
Brasilwood Terras Florestais S.A.	Brazil	To act as a holding company for timber related investments	GTR Brasil Participações Ltda.	96.30
Bravura 99 Fund, L.P.	CA	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	1.98
BRKLYN NY 250 N 10th Street Owner LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
Broadleaf Timberland Investments, LLC	DE	To hold agricultural investments	Teachers Insurance and Annuity Association of America	100.00
Brusno Maszyny Sp. z.o.o.	Poland	To hold timber-related investments	Global Timber International, LLC	100.00
Brusno Resort Spolka Z Organiczona Odpowiedzialnoscia w Organizacji	Poland	To hold timber-related investments	Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	100.00
BUDUS Spółka z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00
Business Property Lending, Inc.	DE	To act as a servicer of securitized commercial mortgage loans	TIAA, FSB	100.00
Cam HR Resources LLC	DE	To house employees	Churchill Asset Management LLC	99.00
Cam HR Resources LLC	DE	To house employees	Nuveen Alternative Holdings LLC	1.00
CASA Grande Investments I, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	0.00
CASA Grande Investments II, LP	IL	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	0.00
CASA III-Ross LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners III, L.P.	98.00
CASA IV Acquisition, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	100.00
CASA IV-Evets I Fund, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	90.00
CASA Partners III, L.P.	IL	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	0.00
CASA Partners IV, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	0.00
CASA Partners V Holdings, L.L.C.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V, LP	100.00
CASA Partners V, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP II, L.L.C.	0.00
CASA Partners VI GP, LLC	DE	Entity was formed to act as GP for CASA Partners VI, LP	Nuveen Real Estate Property Holdings, L.L.C.	100.00
CASA Partners VI Holdings, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI, LP	100.00
CASA Partners VI, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI GP, LLC	0.00
CASA Partners VII GP, LLC	DE	To act as general partner of a limited partnership	Nuveen Real Estate Property Holdings, L.L.C.	100.00
CASA Partners VII Holdings, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII, LP	100.00
CASA Partners VII, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Non-TIAA Owners	0.00
CASA Partners VII Operating Partnership, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Holdings, LLC	100.00
CASA Partners VIII GP, LLC	DE	To act as general partner of a limited partnership	Nuveen Real Estate Property Holdings, L.L.C.	100.00

CASA Partners VIII Holdings, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VIII, LP	100.00
CASA Partners VIII Investors, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Non-TIAA Owners	100.00
CASA Partners VIII, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Non-TIAA Owners	100.00
CASA Student Housing Fund Holdings, LLC	DE	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	100.00
CASA VI 50WB, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	90.00
Castel Guelfo I S.r.l.	Italy	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Castel Guelfo S.r.l.	100.00
Castle-Renaissance Borrower, LLC	MD	Entity formed to invest in real estate and related investments for 3rd party investors	Renaissance Plaza Castle, LLC	100.00
Castle-Renaissance, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA III-Ross LLC	100.00
CCAP Fund 6-2015, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	TIAA Endowment & Philanthropic Services, LLC	100.00
CCAP Fund 6-2015, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund 6-2016, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund 6-2017, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund 6-2017, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	TIAA Endowment & Philanthropic Services, LLC	100.00
CCAP Fund 6-2018, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund 6-2019, L.P.	DE	To act as a private investment vehicle for third party investors	CCAP GP, LLC	0.00
CCAP Fund 8-2015, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund 8-2015, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	TIAA Endowment & Philanthropic Services, LLC	100.00
CCAP Fund 8-2016, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	TIAA Endowment & Philanthropic Services, LLC	100.00
CCAP FUND 8-2017, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	TIAA Endowment & Philanthropic Services, LLC	100.00
CCAP FUND 8-2017, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund 8-2018, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund 8-2019, L.P.	DE	To act as a private investment vehicle for third party investors	CCAP GP, LLC	0.00
CCAP Fund EIP, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund FI, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund GE, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00

CCAP Fund HFD (Cayman), Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund HFD, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund HFND (Cayman), Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund HFND, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP Fund PDS, L.P.	DE	To act as a private investment vehicle for third party investors where such investments are managed by TIAA Endowment & Philanthropic Services, LLC	CCAP GP, LLC	0.00
CCAP GP, LLC	DE	To act as general partner of a limited partnership	TIAA Endowment & Philanthropic Services, LLC	100.00
CCM Series 2, LLC	DE	To act as a private fund holding investments made by TIAA Endowment & Philanthropic Services, LLC for the benefit of TIAA	Teachers Insurance and Annuity Association of America	100.00
CCM Series, LLC	DE	To act as a private fund holding investments made by TIAA Endowment & Philanthropic Services, LLC for the benefit of TIAA	Teachers Insurance and Annuity Association of America	100.00
CD (TCGA II) Investment Trust	BC, Canada	To hold agricultural investments	Non-TIAA Owners	100.00
Ceres Agricultural Properties, LLC	DE	To hold agricultural investments	Teachers Insurance and Annuity Association of America	100.00
CG Lakewood Apartments LLC	DE	To hold real estate investments	CASA Grande Investments I, LLC	100.00
CG Lakewood Apartments LLC	DE	To hold real estate investments	Nuveen Alternatives Advisors LLC	0.00
CGL Banyan Bay, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Investments, LLC	99.99
CGL Banyan Bay, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Management, LLC	0.01
CGL Investments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	100.00
CGL Los Prados, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Investments, LLC	99.90
CGL Los Prados, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Management, LLC	0.10
CGL Management, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	100.00
Chalk Ridge Vineyard, LLC	CA	To own agricultural investments	Silverado Premium Properties, LLC	100.00
Chelmsford Commons Manager, LLC	DE	To act as manager for CASA Partners VI, LP	CASA Partners VI Holdings, LLC	100.00
Chelmsford Commons, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Chelmsford Commons Manager, LLC	100.00
CHOP OPCI	France	Entity formed or acquired as part of a fund structure that invests in real estate and related assets	Cityhold Office Partnership S.à r.l	100.00
Churchill Agency Services LLC	DE	To act as administrative and collateral agent in connection with certain investments	Churchill Asset Management LLC	100.00
Churchill Asset Management LLC	DE	To act as a registered investment adviser for senior loan investments, primarily in U S middle-market companies	Nuveen Alternative Holdings LLC	75.00
Churchill Feeder Fund GP II S.à r.l	Luxembourg	To hold investments in connection with a fund	Churchill Asset Management LLC	100.00
Churchill Fund GP II LLC	DE	To act as a general partner of legal entities in connection with a fund	Churchill Asset Management LLC	100.00
Churchill Fund GP II S.à r.l	Luxembourg	To act as a general partner of a limited partnership	Churchill Asset Management LLC	100.00
Churchill Middle Market CLO IV Ltd.	Cayman Islands	To act as a private investment vehicle that will offer debt securities to third party investors	Non-TIAA Owner	100.00
Churchill Middle Market CLO V Ltd.	Cayman Islands	To act as a private investment vehicle that will offer debt securities to third party investors	Non-TIAA Owner	100.00
Churchill Middle Market Senior Loan Access Fund, LP	DE	Private fund formed to act as a vehicle for third party investors	MMSL Access GP, LLC	0.00
Churchill Middle Market Senior Loan Fund II - Feeder Fund	Luxembourg	To act as an investment vehicle as part of the Churchill Middle Market Senior Loan Fund II fund structure.	Churchill Feeder Fund GP II S.a.r.l.	0.00
Churchill Middle Market Senior Loan Fund II-K (Unlevered), LP	Cayman Islands	To hold investments in connection with a fund	TGAM Churchill Fund GP LLC	0.00
Churchill Middle Market Senior Loan Fund II-Master Fund, L.P.	DE	To hold investments in connection with a fund	Churchill Middle Market Senior Loan Fund II-PS Feeder Fund, L.P.	100.00

Churchill Middle Market Senior Loan Fund II-Master Fund, L.P.	DE	To hold investments in connection with a fund	Churchill Fund GP II LLC	0.00
Churchill Middle Market Senior Loan Fund II-PS Co-Invest, L.P.	DE	To hold investments in connection with a fund	Churchill Fund GP II LLC	0.00
Churchill Middle Market Senior Loan Fund II-PS Co-Invest, L.P.	DE	To hold investments in connection with a fund	Churchill Middle Market Senior Loan Fund II-PS Feeder Fund, L.P.	100.00
Churchill Middle Market Senior Loan Fund II-PS Feeder Fund, L.P.	Cayman Islands	To hold investments in connection with a fund	Churchill Fund GP II LLC	0.00
Churchill Middle Market Senior Loan Fund II European Co-Invest Fund SV	Luxembourg	To hold investments in connection with a fund to third party investors	Nuveen Alternatives Advisors LLC	0.00
Churchill Middle Market Senior Loan Fund II European Fund-SV	Luxembourg	To act as a private investment vehicle that will offer limited partner interests to third party investors	Churchill Middle Market Senior Loan Fund II-European Fund	100.00
Churchill Middle Market Senior Loan Fund II-European Co-Invest Fund	Luxembourg	To hold investments in connection with a fund to third party investors	Churchill Fund GP II S.à r.l	0.00
Churchill Middle Market Senior Loan Fund II-European Fund	Luxembourg	To act as a private investment vehicle that will offer limited partner interests to third party investors	Churchill Fund GP II S.à r.l	0.00
Churchill Middle Market Senior Loan Fund II-European Fund, LP	Luxembourg	To hold investments in connection with a fund to third party investors	Churchill Fund GP II S.à r.l	0.00
Churchill Middle Market Senior Loan Fund II-SV Co-Invest, S.à r.l	Luxembourg	To hold investments in connection with a fund to third party investors	Churchill Fund GP II S.à r.l	0.00
Churchill Middle Market Senior Loan Fund II-SV S.à r.l	Luxembourg	To hold investments in connection with a fund to third party investors	Churchill Fund GP II S.à r.l	0.00
Churchill Middle Market Senior Loan Fund, LP	DE	To act as a private investment vehicle that will offer limited partner interests to third party investors	Teachers Insurance and Annuity Association of America	99.90
Churchill Middle Market Senior Loan Fund, LP	DE	To act as a private investment vehicle that will offer limited partner interests to third party investors	TGAM Churchill Fund GP LLC	0.10
Churchill Middle Market Senior Loan Fund, Offshore, LP	Cayman Islands	To act as a private investment vehicle that will offer limited partner interests to third party investors	Teachers Insurance and Annuity Association of America	0.00
Churchill Middle Market Senior Loan Fund, Offshore, LP	Cayman Islands	To act as a private investment vehicle that will offer limited partner interests to third party investors	TGAM Churchill Fund GP LLC	0.00
Churchill MMSLF Funding 1, LLC	DE	To hold interests in a legal entity	Churchill Middle Market Senior Loan Fund, LP	100.00
Churchill MMSLF Funding 2, LLC	DE	To act as a depositor	Churchill MMSLF Master, LP	100.00
Churchill MMSLF GT 1	DE	To hold investments	Churchill MMSLF Funding 2, LLC	100.00
Churchill MMSLF GT 2	DE	To hold investments	Churchill MMSLF Funding 2, LLC	0.00
CHURCHILL MMSLF II-K (UL) GT	DE	To hold investments in connection with a fund	Churchill Middle Market Senior Loan Fund II-K (Unlevered), LP	99.90
CHURCHILL MMSLF II-K (UL) GT	DE	To hold investments in connection with a fund	TGAM Churchill Fund GP LLC	0.10
Churchill MMSLF Master, LP	Cayman Islands	To act as a private investment vehicle that will offer limited partner interests to third party investors	Churchill Middle Market Senior Loan Fund, Offshore, LP	100.00
Churchill MMSLF Master, LP	Cayman Islands	To act as a private investment vehicle that will offer limited partner interests to third party investors	TGAM Churchill Fund GP LLC	0.00
Churchill MMSLFK GT 1	DE	To acquire loans that are made available for sale	TGAM Churchill Middle Market Senior Loan Fund K, LP.	0.00
Churchill MMSLFK GT 2	DE	To acquire loans that are made available for sale	TGAM Churchill Middle Market Senior Loan Fund K, LP.	100.00

Churchill Special Member LLC	DE	To act as a member of its parent company in order to collect, account for and distribute management fees payable by investment products	Churchill Asset Management LLC	100.00
Churchill Warehouse LLC	DE	To act as a special tax partner in connection with certain investment vehicles	Churchill Asset Management LLC	75.00
CIESZYSŁAW SP Z O.O.	Poland	To own alternative investments	ADAMAS S.A.	100.00
CISY Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	3.00
Cityhold EST Investment S. à r. l.	Luxembourg	Entity formed as an investment vehicle for the Cityhold Fund Structure, but the transaction was cancelled Entity is dormant and being hold to be repurposed	Cityhold Propco 12 S.à r.l	6.00
Cityhold Euro S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	ND Europe Office Holding S.à r.l	50.00
Cityhold Euro S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Propco 9 S.à r.l	50.00
Cityhold GC Investment S. à r. l.	Luxembourg	Entity formed as an investment vehicle as part of the Cityhold Office Fund	Cityhold Propco 12 S.à r.l	100.00
Cityhold Iconic Holding SAS	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Office Partnership S.à r.l	100.00
Cityhold Iconic Hotel OPCO SAS	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Propco 6 S.à r.l	100.00
Cityhold Iconic Hotel SNC	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Iconic Investment S.a r.l.	0.01
Cityhold Iconic Investment S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Propco 6 S.à r.l	100.00
Cityhold Iconic Office SCI	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Iconic Investment S.à r.l	0.01
Cityhold Iconic Office SCI	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Iconic Holding SAS	99.99
Cityhold Iconic Retail SNC	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Iconic Holding SAS	99.99
Cityhold Iconic Retail SNC	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Iconic Investment S.à r.l	0.01
Cityhold Iconic Youth Hostel SNC	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Iconic Investment S.à r.l	0.01
Cityhold Iconic Youth Hostel SNC	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Iconic Holding SAS	99.99
Cityhold Nymphe S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	ND Europe Office Holding S.à r.l	6.00
Cityhold Nymphe S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Euro S.à r.l	88.00
Cityhold Office Partnership S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	ND Europe Office Holding S.à r.l	50.00
Cityhold Propco 10 S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Euro S.à r.l	100.00
Cityhold Propco 12 S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Office Partnership S.à r.l	100.00
Cityhold Propco 6 S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Sterling S.à r.l	100.00
Cityhold Propco 7 S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Euro S.à r.l	100.00
Cityhold Propco 9 S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Office Partnership S.à r.l	100.00
Cityhold Sterling S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Office Partnership S.à r.l	100.00
Cityhold UK Holding S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Sterling S.à r.l	100.00
Cityhold UK Investment S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Holding S.à r.l	100.00
CLO CoInvest I LLC	DE	To act as a co-investment vehicle for third party investors to invest in certain investment products	CoInvest Member LLC	0.00
CLO Coinvest II LLC	DE	To act as a co-investment vehicle for third party investors to invest in certain investment products	CoInvest Member LLC	0.00
CLOF II (GP) Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
CLOF II (No 1 GP) Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
CLOF II (No 1 Nominee) Limited	United Kingdom	Entity formed to invest in real estate and related investments for 3rd party investors	CLOF II (No 1 GP) Limited	100.00
CLOF II (No 2 GP) Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00

CLOF II (No 3 GP) Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
CLOF II Jersey Property Unit Trust	Jersey	Entity formed or acquired as part of a fund structure that invests in real estate and related assets	Nuveen Fund Management (Jersey) Limited	0.00
CLOF II Luxembourg S.à r.l	Luxembourg	Entity formed or acquired as part of a fund structure that invests in real estate and related assets	CLOF II Partnership LP	100.00
CLOF II No 1 LP	Scotland	Entity formed or acquired as part of a fund structure that invests in real estate and related assets	CLOF II Partnership LP	100.00
CLOF II No 2 LP	United Kingdom	Entity formed or acquired as part of a fund structure that invests in real estate and related assets	CLOF II Partnership LP	100.00
CLOF II No 3 LP	United Kingdom	Entity formed or acquired as part of a fund structure that invests in real estate and related assets	CLOF II Partnership LP	100.00
CLOF II Vanquish Limited	Jersey	To invest, hold, and operate real estate and related investments	CLOF II (GP) Limited	100.00
CLOF Jersey General Partner Limited	Jersey	Entity is part of the Henderson Central London Office Fund owned by non-TIAA entities, but managed and controlled by TIAA subsidiary, Henderson Funds Management (Jersey) Limited in Jersey	Non-TIAA Owners	100.00
CLOF Jersey Nominee A Limited	Jersey	Entity is part of the Henderson Central London Office Fund owned by non-TIAA entities, but managed and controlled by TIAA subsidiary, Henderson Funds Management (Jersey) Limited in Jersey	CLOF Jersey General Partner Limited	100.00
CLOF Jersey Nominee B Limited	Jersey	Entity is part of the Henderson Central London Office Fund owned by non-TIAA entities, but managed and controlled by TIAA subsidiary, Henderson Funds Management (Jersey) Limited in Jersey	CLOF Jersey General Partner Limited	100.00
CLOF Victoria Nominee 1 Limited	United Kingdom	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	London Belgrave Unit Trust	100.00
CLOF Victoria Nominee 2 Limited	United Kingdom	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	London Belgrave Unit Trust	100.00
CoInvest Member LLC	DE	To act as a managing member to a collective investment vehicle which will invest in certain products managed by its Member	Teachers Advisors, LLC	100.00
Columbia Commons Apartments, L.P.	MD	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	99.00
Columbia Commons Apartments, L.P.	MD	Entity formed to invest in real estate and related investments for 3rd party investors	CASA IV Acquisition, LLC	1.00
Columbia Commons Funding, LLC	MD	Entity formed to invest in real estate and related investments for 3rd party investors	Columbia Commons Apartments, L.P.	100.00
Core Plus Bond Fund, LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Nuveen Asset Management, LLC	0.00
Country Village Shopping Center, LLC	DE	Entity formed to invest in real estate and related investments for third party investors	NA Property Fund Holdings, L.L.C.	100.00
CPF 1511 Third Avenue LLC	DE	To hold real estate investments	CPF/UIR Joint Venture LLC	100.00
CPF 636 Sixth Avenue LLC	DE	To hold real estate investments	CPF/UIR Joint Venture LLC	100.00
CPF 856 Market Street LLC	DE	To hold real estate investments	CPF/UIR Joint Venture LLC	100.00
CPF/UIR Joint Venture LLC	DE	To acts as the member of entities holding real estate investments	CPF/UIR JV Member LLC	51.00
CPF/UIR JV Member LLC	DE	To acts as the member of a joint venture formed to indirectly own and operate real estate investments	U.S. Cities Retail CPF Fund Operating LP	100.00
CPPIB-TIAA U.S. Real Property Fund, L.P.	DE	To hold real estate investments	T-C SMA I, LLC	1.00
CPPIB-TIAA U.S. Real Property Fund, L.P.	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	50.00
CRED GP LLC	DE	Entity formed to act as general partner of a investment vehicle	Nuveen Real Estate Global LLC	50.00
CRED REIT Holdco LLC	DE	To act as a private investment vehicle for third party investors	CRED REIT LLC	100.00
CRED REIT Holdco Seller LLC	DE	Entity that will incur indebtedness for the investment vehicle	CRED REIT Holdco LLC	100.00

CRED REIT Holdco TRS LLC	DE	To act as a private investment vehicle for third party investors	CRED REIT Holdco LLC	100.00
CRED REIT LLC	DE	To act as a private investment vehicle for third party investors	U.S. Core-Plus Real Estate Debt Fund LP	100.00
CRED REIT Manager LLC	DE	To act as a private investment vehicle for third party investors	U.S. Core-Plus Real Estate Debt Fund LP	100.00
CRED REIT Member LP	DE	To act as a private investment vehicle for third party investors	CRED REIT Manager LLC	0.00
CRED REIT Member LP	DE	To act as a private investment vehicle for third party investors	U.S. Core-Plus Real Estate Debt Fund LP	100.00
CRED Sawtelle LLC	DE	To act as a private investment vehicle for third party investors	CRED REIT Holdco LLC	100.00
CRPF IV BAIN, LLC	DE	To act as a private investment vehicle for third party investors	SIF Serrano Business Park Investor Member LLC	90.00
CSHF-PEP Purdue, LLC	DE	To hold real estate investments	PEP-TH CASA Student Housing, LLC	100.00
CSHF-PEP USF, LLC	DE	To hold real estate investments	PEP-TH CASA Student Housing, LLC	100.00
C-T REIT LLC	DE	To hold real estate investments	CPPIB-TIAA U.S. Real Property Fund, L.P.	99.99
C-T Shenandoah LLC	DE	To hold real estate investments	C-T REIT LLC	100.00
CustomerOne Financial Network, Inc.	DE	To engage in any lawful act or activity for which corporations may be organized under the Delaware General Corporation Law	AMC Holding, Inc.	100.00
CVII-Bristol Village LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII, LP	100.00
CVII-Great Bridge LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII, LP	100.00
CVII-Ivy Hill GP LLC	DE	Entity formed to to act as a general partner for entities which invest in real estate and related investments for 3rd party investors	ML CASA VII Management, LLC	100.00
CVII-Ivy Hill LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII, LP	100.00
CVII-Shoreline LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII, LP	100.00
CVII-Waterstone LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Holdings, LLC	100.00
CVII Latitudes At The Moors LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Operating Partnership, LP	100.00
CVII Rancho Hills LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investor	CASA Partners VII Operating Partnership, LP	100.00
CVIII Vicksburg Village LLC	DE	Entity formed to invest in real estate and related investments for third party investors	ML CASA VIII, LP	100.00
CVIII-Capri On Camelback LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VIII, LP	100.00
CVII-Landings at Coconut Creek LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Operating Partnership, LP	100.00
Dangro Invest A/S	Poland	To own alternative investments	TEFF Investments BV	100.00
DDR-SAU Retail Fund, L.L.C.	DE	Entity formed to invest in real estate and related investments for third party investors	Special Account-U, L.P.	80.00
Demeter Agricultural Properties II, LLC	DE	To hold agricultural investments	Ceres Agricultural Properties, LLC	100.00
Demeter Agricultural Properties, LLC	DE	To hold agricultural investments	Teachers Insurance and Annuity Association of America	100.00
Dionysus Properties, LLC	DE	To hold agricultural investments	Teachers Insurance and Annuity Association of America	100.00
Distressed Opportunities Fund, L.P.	DE	To act as a closed end private investment fund	TCAM DOF GP LLC	0.00
Distressed Opportunities Fund, L.P.	DE	To act as a closed end private investment fund	Teachers Insurance and Annuity Association of America	50.00
EBP Owner 1 LLC	DE	To hold real estate investments	SIF-DP EBP Venture LLC	100.00
EBP Owner 2 LLC	DE	To hold real estate investments	SIF-DP EBP Venture LLC	100.00
Eko Topola Sp. z o.o.	Poland	To hold timber-related investments	Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	100.00

Elite Lender Services, Inc.	FL	To engage in residential mortgage settlement services and act as a title insurance agency and any lawful act or activity for which corporations may be organized under the Florida Business Corporation Act, with all of the general and specific powers and rights granted to and conferred on a corporation by the Act	TIAA, FSB	100.00
Energy Power Investment Company, LLC	DE	To hold ownership interests in a limited liability company which in turn will own alternative investments	North American Sustainable Energy Fund, L.P.	90.52
Enhanced Debt Carry (GP) S.à r.l	Luxembourg	To act as general partner for and provide advisory, management, accounting and administrative services to Enhanced Debt Carry SCSp,	Nuveen Group Holdings Limited	100.00
Enhanced Debt Holding S.à r.l	Luxembourg	The entity if formed to hold investments as part of the Enhanced Debt Carry SCSp, a special limited partnership (societe en commandite special) existing as a specialised investment fund	Global Real Estate Debt Partners-Fund I (UK) SCSp-SIF	100.00
Enhanced Debt Lending Limited	United Kingdom	The entity if formed to hold investments as part of the Enhanced Debt Carry SCSp, a special limited partnership (societe en commandite special) existing as a specialised investment fund	Global Real Estate Debt Partners-Fund I (UK) SCSp-SIF	100.00
Enhanced Real Estate Series APAC II-China Outlets SCSp	Luxembourg	Entity formed or acquired as part of a fund structure which holds investments in real estate debt instruments	ERES APAC II (GP) S.à r.l	0.50
Enhanced Real Estate Series APAC II-China Outlets SCSp	Luxembourg	Entity formed as a special limited partnership to invest in real estate and related investments	TGA APAC Fund Holdings, LLC	7.12
Enterprise Homes Preservation Fund, LLC	MD	To enter into a joint venture to acquire multifamily affordable housing properties	Teachers Insurance and Annuity Association of America	70.36
Envisage Information Systems, LLC	NY	To operate a software development company	Teachers Insurance and Annuity Association of America	100.00
EPP Renewable Energy LLC	DE	Alternative investment vehicle	Energy Power Investment Company, LLC	100.00
ERES APAC II (CIP) SCSp	Luxembourg	Entity formed to hold carried interests	Nuveen Group Holdings Limited	38.50
ERES APAC II (GP) S.à r.l	Luxembourg	Entity formed to act as general partner	Nuveen Group Holdings Limited	100.00
ERES APAC II Singapore Pte. Ltd.	Singapore	Entity formed to invest in real estate and related investments	Enhanced Real Estate Series APAC II-China Outlets SCSp	100.00
Erlangen Arcaden GmbH & Co. KG	Germany	To invest, hold, and operate real estate and related investments	Erlangen Arcaden Verwaltungs GmbH	5.10
Erlangen Arcaden GmbH & Co. KG	Germany	To invest, hold, and operate real estate and related investments	TIAA Lux 5 S.à r.l	94.90
Erlangen Arcaden Verwaltungs GmbH	Germany	To invest, hold, and operate real estate and related investments	TIAA Lux 5 S.à r.l	100.00
European Cities Partnership (GP) S.à r.l	Luxembourg	To act as General Partner	Nuveen Group Holdings Limited	100.00
Everbank Financial Preferred Trust IV	DE	To issue securities to third party investors	TIAA FSB Holdings, Inc.	100.00
Everbank Financial Preferred Trust IX	DE	To issue securities to third party investors	TIAA FSB Holdings, Inc.	100.00
Everbank Financial Preferred Trust V	DE	To issue securities to third party investors	TIAA FSB Holdings, Inc.	100.00
Everbank Financial Preferred Trust VI	DE	To issue securities to third party investors	TIAA FSB Holdings, Inc.	100.00
Everbank Financial Preferred Trust VII	DE	To issue securities to third party investors	TIAA FSB Holdings, Inc.	100.00
Everbank Financial Preferred Trust VIII	DE	To issue securities to third party investors	TIAA FSB Holdings, Inc.	100.00
EverBank Funding, LLC	DE	To act as a special purpose vehicle to securitize residential mortgage loans	TIAA FSB Holdings, Inc.	100.00
EverTrade Direct Brokerage, Inc.	MO	This entity is dormant	CustomerOne Financial Network, Inc.	100.00
FARMEX Spółka z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00
First Alliance Capital Trust I	DE	To issue securities to third party investors	TIAA FSB Holdings, Inc.	100.00
Fordham Glen Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	100.00

Forestal GTR Chile Limitada	Chile	To hold timber-related investments	Global Timber SA LLC	100.00
Forestal Monterrey Colombia SAS	Colombia	To hold timber-related investments	Global Timber Spain, S.L.	100.00
Forestal y Agricola Silvoligna Chile Limitada	Chile	To hold agricultural investments	Renewable Timber Resources LLC	99.99
GAP II NZ GP Limited	New Zealand	To act as a general partner of a limited partnership	Nuveen Alternatives Services LLC	100.00
Gate House Unit Trust	Jersey	Entity is an investment vehicle and part of the Central London Office Fund	Central London Office Fund	0.9998
Glenlake Club I, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	100.00
Global AG AIV (CN) GP LLC	DE	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	100.00
Global AG II AIV GP LLC	DE	To hold agricultural investments	Nuveen Alternative Holdings LLC	100.00
Global AG II US Corp.	DE	To hold agricultural investments	Global Agriculture II AIV, LP	100.00
Global Ag Properties II New Zealand Limited Partnership	New Zealand	To hold agricultural land investments	TIAA-CREF Global Agriculture II LLC	100.00
Global AG Properties II USA LLC	DE	To hold agricultural investments	Global Agriculture II AIV (US) LLC	57.30
Global AG Properties II USA LLC	DE	To hold agricultural investments	Global AG II US Corp.	42.50
Global AG Properties USA LLC	DE	To hold agricultural investments	Global AG US Corp.	56.50
Global AG Properties USA LLC	DE	To hold agricultural investments	Global Agriculture AIV (US) LLC	43.50
Global AG US Corp.	DE	Non TIAA Entity formed to hold partial ownership interest in Global AG Properties USA LLC	Global Agriculture AIV (CN), LP	43.50
Global Agriculture AIV (CN), LP	DE	To act as a private investment vehicle for third party investors where such investments are managed by Teachers Advisors, Inc	Global AG AIV (CN) GP LLC	0.00
Global Agriculture AIV (US) LLC	DE	To hold agricultural investments	TIAA Global AG Holdco LLC	98.10
Global Agriculture AIV (US) LLC	DE	To hold agricultural investments	TIAA Global AG Special Member LLC	0.00
Global Agriculture II AIV (US) LLC	DE	To hold agricultural investments	TIAA Global AG Holdco LLC	40.28
Global Agriculture II AIV (US) LLC	DE	To hold agricultural investments	TIAA Global AG II Special Member LLC	0.00
Global Agriculture II AIV, LP	DE	To hold agricultural investments	Global AG II AIV GP LLC	0.00
Global Agriculture II AIV, LP	DE	To hold agricultural investments	TIAA Global AG II Special Member LLC	0.00
Global Agriculture II Investor Fund, LP	DE	To act as a private investment vehicle for third party investors where such investments are managed by Nuveen Alternatives Advisors, LLC	Nuveen Alternatives Advisors LLC	0.00
Global Agriculture II Investor Fund, LP	DE	To act as a private investment vehicle for third party investors where such investments are managed by Nuveen Alternatives Advisors, LLC	TCGA II Investor Fund GP LLC	0.00
Global Investors GP II, L.L.C.	DE	To act as general partner of a limited partnership	Nuveen Real Estate Property Holdings, L.L.C.	100.00
Global Investors GP IV, L.L.C.	DE	To act as general partner of a limited partnership	Nuveen Real Estate Property Holdings, L.L.C.	100.00
Global Investors GP, L.L.C.	DE	To act as general partner for Henderson USA Funds	Nuveen Real Estate Property Holdings, L.L.C.	100.00
Global Real Estate Debt Partners-Fund I (UK) SCSp-SIF	Luxembourg	The entity is formed as a specialised investment fund for investments in debts	Nuveen Real Estate Debt Partners (GP) S.à r.l	36.50
Global Real Estate Debt Partners-Fund II (UK) SCSp	Luxembourg	Entity formed as a Luxembourg LP, indirectly managed by TIAA through its wholly owned subsidiary(ies)	Teachers Insurance and Annuity Association of America	18.75
Global Real Estate Debt Partners-Fund II (UK) SCSp	Luxembourg	Entity formed as a Luxembourg LP, indirectly managed by TIAA through its wholly owned subsidiary(ies)	Nuveen Real Estate Debt Partners II (GP) S.à r.l	0.50
Global Timber International, LLC	DE	To hold ownership interests in the Chilean timber-related investments	Global Timber Resources LLC	100.00
Global Timber NL, B.V.	Netherlands	To act as a holding company for timber-related investments	GT Europe Cooperatief U.A.	100.00
Global Timber Resources Investor Fund, LP	DE	Entity is formed for the feeder fund of the Global Timber Fund	GTR Special Member Holdco LLC	0.00

Global Timber Resources Investor Fund, LP	DE	Entity is formed for the feeder fund of the Global Timber Fund	GTR Investor Fund GP LLC	0.00
Global Timber Resources LLC	DE	Entity was formed to be the investment vehicle for the Global Timber Fund	Global Timber Resources Investor Fund, LP	3.74
Global Timber Resources LLC	DE	Entity was formed to be the investment vehicle for the Global Timber Fund	TIAA GTR Holdco LLC	50.00
Global Timber SA LLC	DE	Entity formed to hold ownership interests for the Chilean S A timber investments in connection with the Global Timber Fund	Global Timber Resources LLC	100.00
Global Timber Spain, S.L.	Spain	To hold timber-related investments	Global Timber International, LLC	100.00
GREDP II Holding S.à r.l	Luxembourg	The purpose of the Company will be to enhance the operation of Global Real Estate Debt Partners-Fund II (UK) by buying investments from GREDP II Lending Limited and issuing tracking notes to Global Real Estate Partners-Fund II (UK) SCSp in consideration	Global Real Estate Debt Partners-Fund II (UK) SCSp	100.00
GREDP II Lending Limited	United Kingdom	The purpose of the Company will be to enhance the operation of Global Real Estate Debt Partners-Fund II (UK) by making investment with funds lent to it by Global Real Estate Partners-Fund II (UK) SCSp and selling these investments to GREDP II Holding SARL	Global Real Estate Debt Partners-Fund II (UK) SCSp	100.00
Green River PP Condominium Association, Inc.	CO	To hold real estate investments	T-C Palomino Green River LLC	100.00
Greenwood Resources Brasil, Ltda.	Brazil	To provide property management services	GreenWood Resources, Inc.	1.00
Greenwood Resources Brasil, Ltda.	Brazil	To provide property management services	GWR Property Management International, LLC	99.00
GreenWood Resources Capital Management, LLC	DE	To act as a registered investment advisor	GreenWood Resources, Inc.	100.00
GreenWood Resources Chile SpA	Chile	To provide property management services	GWR SA Ltd (BVI)	100.00
GreenWood Resources China Ltd. (HK)	Hong Kong	To provide capital management services	GWR China Ltd. (BVI)	100.00
Greenwood Resources Colombia SAS	Colombia	To hold timber-related investments	GreenWood Resources, Inc.	100.00
GreenWood Resources Poland sp z.o.o.	Poland	To provide property management services	GWR Europe Limited	100.00
GreenWood Resources, Inc.	DE	To act as an advisor and manager of timber and related investments	Beaver Investment Holdings LLC	88.69
GreenWood Tree Farm Fund, LP	DE	To hold timber-related investments	GWR-GTFF Investment, LLC	0.58
Gresham Asset Management LLC	DE	To serve as a shelf entity This entity exists for tax purposes and to collect performance compensation from certain funds	Nuveen Investments, Inc.	78.90
Gresham CMS Fund, LLC	DE	Nuveen/Gresham Commodity-only systematic multi-strategy fund	Gresham Asset Management LLC	0.00
Gresham CMS Fund, LLC	DE	Nuveen/Gresham Commodity-only systematic multi-strategy fund	Teachers Insurance and Annuity Association of America	98.08
Gresham Investment Management LLC	DE	To serve as a shelf entity This entity exists for tax purposes and to collect performance compensation from certain funds	Nuveen Investments, Inc.	78.90
Gresham Investment Management Asia Pte Ltd.	Singapore	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates	Gresham Investment Management LLC	100.00
Gresham RDP Partners Fund, L.L.C.	DE	Nuveen/Gresham commodity fund	Gresham Investment Management LLC	0.00
GreshamQuant-ACAR Fund, L.L.C.	DE	Entity formed to invest in commodity futures, forwards, swaps, and options on commodity futures for 3rd party investors	Gresham Investment Management LLC	0.00
Gropius Passagen GmbH & Co. KG	Germany	Entity formed to hold joint venture investments in Germany	TIAA Lux 11 S.à r.l	0.16
Gropius Passagen GmbH & Co. KG	Germany	Entity formed to hold joint venture investments in Germany	Gropius S.à r.l	99.80
Gropius Passagen Verwaltungs GmbH	Germany	Entity formed to hold joint venture real estate investments	TIAA Lux 11 S.à r.l	80.00

Gropius S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	TIAA Lux 11 S.à r.l	80.00
Growth Capital Fund I, L.P.	DE	Creation of private fund investment vehicle	Teachers Insurance and Annuity Association of America	94.00
Growth Capital GP I, LLC	DE	To act as general partner of a limited partnership	Winslow Capital Management, LLC	100.00
GT Europe Cooperatief U.A.	Netherlands	To act as a holding company for timber-related investments	Global Timber Resources LLC	1.00
GT Europe Cooperatief U.A.	Netherlands	To act as a holding company for timber-related investments	Global Timber International, LLC	99.99
GTFF GP, LLC	DE	To act as general partner of a limited partnership	GreenWood Resources, Inc.	100.00
GTFF Mill Corp.	DE	To hold timber-related investments	GreenWood Tree Farm Fund, LP	100.00
GTR Administracao de Bens Proprios Ltda	Brazil	To hold investments	GTR Brasil Participações Ltda.	50.00
GTR Brasil Participações Ltda.	Brazil	To hold timber-related investments	Global Timber NL, B.V.	99.00
GTR Brasil Participações Ltda.	Brazil	To hold timber-related investments	GT Europe Cooperatief U.A.	1.00
GTR Investor Fund GP LLC	DE	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	100.00
GTR Special Member Holdco LLC	DE	To hold carried interests related to the Global Timber Fund	TIAA-CREF Asset Management LLC	100.00
GWR China Ltd. (BVI)	British Virgin Islands	To act as a holding company for timber-related investments	GWR International Limited	100.00
GWR Europe Limited	United Kingdom	To act as a holding company for timber-related investments	GWR International Limited	100.00
GWR International Limited	United Kingdom	To act as a holding company for timber-related investments	GreenWood Resources, Inc.	88.69
GWR Property Management International, LLC	DE	To provide property management services	GreenWood Resources, Inc.	100.00
GWR SA Ltd (BVI)	British Virgin Islands	To act as a holding company for timber-related investments	GWR International Limited	100.00
GWR Uruguay S.A.	Uruguay	To act as a property manager	GWR Property Management International, LLC	100.00
GWR-GTFF Investment, LLC	DE	To act as a holding company for timber-related investments	GreenWood Resources, Inc.	100.00
GWR-International, Ltd.	British Virgin Islands	To act as a holding company	GreenWood Resources, Inc.	100.00
Henderson European Retail Property Fund Management S.à r.l	Luxembourg	To manage real estate funds	Nuveen Europe Holdings Limited	94.40
Henderson Global Investors Property (No.2) Limited	United Kingdom	Entity formed to invest in real estate and related investments for 3rd party investors	Nuveen Immobilien GmbH	100.00
Henderson Joint Ventures Property Funds Management S.à r.l	Luxembourg	To manage real estate funds	Nuveen Group Holdings Limited	100.00
Hobson Avenue Vineyard, LLC	CA	To own agricultural investments	Silverado Premium Properties, LLC	100.00
HSCF Exeter (Jersey) Limited	Jersey	Entity is part of the Henderson UK Shopping Center Fund managed by TIAA Henderson but owned by Non TIAA investors	Non-TIAA Owner	100.00
HSCF Feeder (Jersey) Limited	Jersey	Entity is part of the Henderson UK Shopping Center Fund managed by TIAA Henderson but owned by Non TIAA investors	Non-TIAA 3rd Party Owners	0.65462
HV Freehold S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	HV Properties S.à r.l	100.00
HV Properties S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Holding S.à r.l	100.00
I 595 Toll Road, LLC	DE	To hold infrastructure investments	TIAA Infrastructure Investments, LLC	100.00
IAI Australia Fund II Pty, Ltd	Australia	To act as Trustee for IAI Australia Fund II Trust	International Agricultural Investors Fund II, LLC	100.00
IAI Australia Fund II Trust	Australia	To hold agricultural investments	International Agricultural Investors Fund II, LLC	100.00
IAI Australia Pty, Ltd	Australia	To act as the Trustee for IAI Australia Trust	International Agricultural Investors, LLC	100.00
IAI Australia Trust	Australia	To hold agricultural investments	International Agricultural Investors, LLC	100.00
IAI USA Fund II, LLC	DE	To hold agricultural investments	International Agricultural Investors Fund II, LLC	100.00
IAI USA, LLC	DE	To hold agricultural investments	International Agricultural Investors, LLC	100.00

Inception GP LLC	DE	To act as general partner of a limited partnership	Teachers Insurance and Annuity Association of America	100.00
Inception Partners IV, LP	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	49.00
Inception Partners IV, LP	DE	To hold real estate investments	Inception GP LLC	0.00
Inception Partners V, LP	DE	To hold real estate investments	Inception GP LLC	0.00
Inception Partners V, LP	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	49.00
Infra Alpha LLC	DE	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	100.00
Innesbrook Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	100.00
International Agricultural Investors Fund II, LLC	DE	To hold agricultural investments	Ceres Agricultural Properties, LLC	99.00
International Agricultural Investors, LLC	DE	To hold agricultural investments	Ceres Agricultural Properties, LLC	99.23
Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	Poland	To hold timber-related investments	Global Timber International, LLC	100.00
Islazul General Partner S.à r.l	Luxembourg	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
JAROSŁAWSKO I	Poland	To own alternative investments	ADAMAS S.A.	100.00
JAROSŁAWSKO II	Poland	To own alternative investments	ADAMAS S.A.	100.00
JASIONNO Spółka z o.o.	Poland	To own alternative investments	ADAMAS S.A.	100.00
Jatoba Brasil Investimentos Florestais Ltda.	Brazil	To facilitate asset acquisitions of timber assets	GTR Brasil Participações Ltda.	100.00
JCEF GP LLC	DE	To act a a general partner of a legal entity in connection with a private investment vehicle that will offer debt securities to investors	Nuveen Alternatives Advisors LLC	100.00
JCEF LP	DE	To act as a private investment vehicle that will offer debt securities to investors	Nuveen Alternatives Advisors LLC	50.00
JCEF LP	DE	To act as a private investment vehicle that will offer debt securities to investors	JCEF GP LLC	50.00
JCOF Investors I LLC	DE	To hold investments in connection with a fund	Nuveen Junior Capital Opportunities Fund SV S.à r.l	100.00
JWL Properties, Inc.	DE	To hold real estate investments	485 Properties, LLC	100.00
Khaya Woods Investimentos Florestais Ltda.	Brazil	To act as a holding company for timber related investments	GTR Brasil Participações Ltda.	80.00
KOLNO Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
KRG 951 & 41, LLC	IN	Part of a joint venture acquiring real property	KRG-USCRF Retail Portfolio LLC	100.00
KRG Livingston Center, LLC	IN	Part of a joint venture acquiring real property	KRG-USCRF Retail Portfolio LLC	100.00
KRG-USCRF Plaza Volente, LLC	IN	Part of a joint venture acquiring real property	KRG-USCRF Retail Portfolio LLC	100.00
KRG-USCRF Retail Portfolio LLC	DE	Part of a joint venture acquiring real property	USCRF KRG JV Investor Member LLC	80.00
KRG-USCRF Retail Portfolio LLC	DE	Part of a joint venture acquiring real property	KRG-USCRF Retail Portfolio LLC	20.00
L&C Log Co, LLC	DE	To own timber-related investments	Lewis & Clark Timberlands, LP	99.00
L&C Log Co, LLC	DE	To own timber-related investments	L&C Tree Farms, LLC	1.00
L&C Special Member Holdco, LLC	DE	To own timber-related investments	TIAA-CREF Asset Management LLC	100.00

L&C Tree Farms, LLC	DE	To own timber-related investments	Lewis & Clark Timberlands, LP	100.00
L&C TRS LLC	DE	To own timber-related investments	L&C Tree Farms, LLC	100.00
LCS Brandon Wilde LLC	DE	To hold real estate investments	LCS SHIP Venture I LLC	100.00
LCS Bridgewater LLC	DE	To hold real estate investments	LCS Magnolia LLC	100.00
LCS East LLC	DE	To hold real estate investments	LCS Magnolia LLC	100.00
LCS Essex Meadows LLC	DE	To hold real estate investments	LCS SHIP Venture I LLC	100.00
LCS Florence LLC	DE	To hold real estate investments	LCS Magnolia LLC	100.00
LCS Lexington LLC	DE	To hold real estate investments	LCS Magnolia LLC	100.00
LCS Loveland LLC	DE	To hold real estate investments	LCS Magnolia LLC	100.00
LCS Magnolia LLC	DE	To hold real estate investments	LCS SHIP Venture I LLC	100.00
LCS Sandhill Cove LLC	DE	To hold real estate investments	LCS SHIP Venture I LLC	100.00
LCS SHIP Venture I LLC	DE	To hold real estate investments	TREA Senior Housing Investor Member LLC	90.00
LCS Southpointe LLC	DE	To hold real estate investments	LCS Magnolia LLC	100.00
LCS WM LLC	DE	To hold real estate investments	LCS Magnolia LLC	100.00
Lewis & Clark Timberlands, LP	DE	To hold timber-related investments	Teachers Insurance and Annuity Association of America	57.43
Loma del Rio Vineyards LLC	DE	To hold agricultural investments	Premiere Agricultural Properties, LLC	45.00
Loma del Rio Vineyards LLC	DE	To hold agricultural investments	Global AG Properties USA LLC	55.00
London Belgrave Unit Trust	Jersey	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Holding S.à r.l	99.77
London Belgrave Unit Trust	Jersey	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Investment S.à r.l	0.23
Lower Columbia Tree Farm, LLC	DE	To hold timber-related investments	GreenWood Tree Farm Fund, LP	100.00
ŁOZICE Sp. z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00
Madison Dell Ranch Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	100.00
Mamoneira Agropastoril S.A.	Brazil	To act as a holding company for timber related investments	GTR Brasil Participações Ltda.	45.00
Mandala Food Co-Investment Holdings II SPV	Mauritius	To make a co-investment in legal entities	Occator Agricultural Properties, LLC	100.00
Mansilla Participações Ltda.	Brazil	To hold agricultural investments	Demeter Agricultural Properties, LLC	0.00
Mansilla Participações Ltda.	Brazil	To hold agricultural investments	Teachers Insurance and Annuity Association of America	100.00
Mansion Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	100.00
Marsino Vineyard, LLC	CA	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
Matador LP General Partner Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
McCommas Bluff Holdings LLC	DE	To hold alternative investments	North American Sustainable Energy Fund, L.P.	36.90
MDR L&M Apartments, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
MIŁKOWO Sp. Z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
Mima Investor Member LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
ML CASA II Management, LLC	DE	To act as general partner of a limited partnership	CASA Grande Investments II, LP	100.00
ML CASA II, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments II, LP	99.90
ML CASA II, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA II Management, LLC	0.10
ML CASA III Management, LLC	DE	To act as general partner of a limited partnership	Global Investors GP, L.L.C.	0.00

ML CASA III Management, LLC	DE	To act as general partner of a limited partnership	CASA Partners III, L.P.	100.00
ML CASA III, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners III, L.P.	99.90
ML CASA III, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA III Management, LLC	0.10
ML CASA IV Management, LLC	DE	To act as general partner of a limited partnership	Global Investors GP, L.L.C.	0.00
ML CASA IV Management, LLC	DE	To act as general partner of a limited partnership	CASA Partners IV, L.P.	100.00
ML CASA IV, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA IV Management, LLC	0.10
ML CASA IV, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	99.90
ML CASA V Management, LLC	DE	To act as general partner of a limited partnership	Global Investors GP II, L.L.C.	0.00
ML CASA V Management, LLC	DE	To act as general partner of a limited partnership	CASA Partners V Holdings, L.L.C.	100.00
ML CASA V, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	100.00
ML CASA V, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA V Management, LLC	0.00
ML CASA VI Management, LLC	DE	To act as general partner of a limited partnership	CASA Partners VI Holdings, LLC	100.00
ML CASA VI Management, LLC	DE	To act as general partner of a limited partnership	CASA Partners VI GP, LLC	0.00
ML CASA VI, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	100.00
ML CASA VI, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI Management, LLC	0.00
ML CASA VII Management, LLC	DE	To act as general partner of a limited partnership	CASA Partners VII Operating Partnership, LP	100.00
ML CASA VII, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII Management, LLC	0.10
ML CASA VII, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Operating Partnership, LP	99.90
ML CASA VIII Management LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VIII Holdings, LLC	100.00
ML CASA VIII, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VIII Management LLC	0.10
ML CASA VIII, LP	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VIII Holdings, LLC	99.90
MLVI Boca Vista Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	100.00
MLVI Martha’s Vineyard Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	100.00
MLVI Park Lake Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	100.00
MLVI Paseo Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	100.00
MLVI Pointe at Crabtree Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	100.00
MLVI Symphony Place Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	100.00
MM Funding, LLC	DE	To acquire loans that are made available for sale	Teachers Insurance and Annuity Association of America	100.00
MMSL Access GP, LLC	DE	To act as the general partner of a private fund investment vehicle	Nuveen Alternative Investments, LLC	100.00
Monte Fresnos Asociacion Agraria de Responsabilidad Ltda.	Uruguay	To own alternative investments	Global Timber Spain, S.L.	99.00
Monte Fresnos Asociacion Agraria de Responsabilidad Ltda.	Uruguay	To own alternative investments	Global Timber International, LLC	1.00
Monte Fresnos SA	Uruguay	To hold alternative investments	Global Timber Spain, S.L.	100.00
Montgomery Street CLO Debt Fund LLC	CA	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Non-TIAA Owners	0.00
Morningstar NRE Self Storage Portfolio, LLC	DE	To own commercial real estate in connection with a joint venture	TGA MS Self Storage Investor Member LLC	90.00
MSC Bentonville, LLC	DE	To hold commercial real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Boerne, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00

MSC Buda, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Carolinas, LLC	DE	To hold commerical real estate in connection with a joint venture.	Morningstar NRE Self Storage Portfolio, LLC	90.00
MSC Dam Storage, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Evans Rd, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Greenhouse, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Highway 521 Storage, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Kemps Landing, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Midtown Atlanta, LLC	NC	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC MTP, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Peachtree, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC South End, LLC	NC	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Spring Branch, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC SW Austin, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Tallahassee, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
MSC Yorktown, LLC	DE	To hold commerical real estate in connection with a joint venture	Morningstar NRE Self Storage Portfolio, LLC	100.00
Municipal Cash Portfolio LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Non-TIAA Owners	100.00
MyVest Corporation	DE	Provides digital financial account management services	Teachers Insurance and Annuity Association of America	100.00
NA Property Fund Holdings, L.L.C.	DE	Entity formed to invest in real estate and related investments for third party investors	North American Property Fund, L.P.	100.00
NAP Carry-Co LLC	DE	To hold investments in connection with a fund	Nuveen Alternatives Holdings LLC	100.00
NAP Investors FTE, LLC	DE	To hold investments in connection with a fund	NAP Carry-Co LLC	0.00
NAP Investors Fund, L.P.	Cayman Islands	To hold investments	NAP Investors GP, LLC	100.00
NAP Investors GP, LLC	DE	To hold investments	Nuveen Alternative Holdings LLC	100.00
NAP Investors Holdco I (PSK) LLC	DE	To hold investments in connection with a fund	NAP Investors Fund, L.P.	100.00
ND Europe Office Holding S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	ND Europe S.à r.l	100.00
ND Europe S.à r.l	Luxembourg	To act as a holding company for real estate investments	ND Properties, Inc.	100.00
ND Properties, Inc.	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
Nemab SugarCity B.V.	Netherlands	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Holding S.à r.l	100.00
Neptune Annopol SP z o.o.	Poland	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Polish Property Venture BV	100.00
Neptune Getafe Propco S.L.	Spain	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Getafe Outlet, S.L.	100.00
Neptune Holding Spain, S.L.	Spain	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Venture S.à r.l	100.00
Neptune Krakow SP z o.o.	Poland	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Polish Property Venture BV	100.00
Neptune Las Rozas Outlet S.L.	Spain	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Madrid Holdco, S.L.	100.00
Neptune Madrid Holdco, S.L.	Spain	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Venture S.à r.l	100.00

Neptune OPCI	France	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Venture S.à r.l	100.00
Neptune Polish HoldCo 2 B.V.	Poland	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Venture S.à r.l	100.00
Neptune Polish Property Venture BV	Netherlands	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Venture S.à r.l	100.00
Neptune Poznan Sp. z o.o.	Poland	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Polish Property Venture BV	100.00
Neptune Property Holding S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Venture S.à r.l	100.00
Neptune Property Venture S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	T-C Neptune Holdings S.à r.l	61.58
Neptune Roppenheim Holding S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Venture S.à r.l	100.00
Neptune San Sebastian Outlet S.L.	Spain	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Madrid Holdco, S.L.	100.00
Neptune Ursus SP. z o.o.	Poland	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Polish HoldCo 2 B.V.	100.00
Neptune Vicolungo I S.r.l.	Italy	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Property Venture S.à r.l	100.00
Nevis Getafe S.L.	Spain	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Madrid Holdco, S.L.	100.00
New Fetter Lane Unit Trust	Jersey	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Investment S.à r.l	0.10
New Fetter Lane Unit Trust	Jersey	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold UK Holding S.à r.l	99.90
New York City Property Fund (T) LP	DE	To act as a private investment vehicle for GA & 3rd party investors	New York City Property Fund GP LLC	100.00
New York City Property Fund GP LLC	DE	To act as the GP for New York Property Fund	Nuveen Real Estate NYC Property Fund GP Member LLC	50.00
New York City Property Fund LP	DE	To act as a private investment vehicle for GA & 3rd party investors	New York City Property Fund GP LLC	35.00
Nightingale LuxCo S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	T-C Europe S.à r.l	100.00
NIS/R&T, Inc.	Illinois	A legacy Nuveen entity remains active for its good will value	Nuveen Investments, Inc.	100.00
Norte Shopping Retail & Leisure B.V.	Netherlands	To invest, hold, and operate real estate and related investments	ND Properties, Inc.	50.00
Norteshopping Centro Comercial S.A. Portuguese SA	Portugal	To invest, hold, and operate real estate and related investments	Norte Shopping Retail & Leisure B.V.	50.00
North American Property Fund, L.P.	DE	Entity formed to invest in real estate and related investments for third party investors	Global Investors GP IV, L.L.C.	0.00
North American Sustainable Energy Fund, L.P.	DE	To act as a private investment vehicle that will offer limited partner interests to third party investors in connection with alternative investments	TIAA Infrastructure Investments, LLC	99.90
North American Sustainable Energy Fund, L.P.	DE	To act as a private investment vehicle that will offer limited partner interests to third party investors in connection with alternative investments	North American Sustainable Energy GP, LLC	0.10
North American Sustainable Energy GP, LLC	DE	To act as a general partner	TIAA Infrastructure Investments, LLC	0.00
North American Sustainable Energy Manager, LLC	DE	To act as a manager of a legal entity	TIAA Infrastructure Investments, LLC	0.00
Nova Star Oil and Gas Inc.	AB, Canada	To own and manage oil and gas assets	Polar Star Canadian Oil and Gas Holding, Inc.	100.00
NR 844 North LLC	DE	To hold real estate on behalf of of a Fund	Nuveen Global Cities REIT OP, LP	100.00

NR APCF Investor Ltd.	Cayman Islands	To hold real estate on behalf of of a Fund	Nuveen Global Cities REIT OP, LP	100.00
NR Defoor Hills LLC	DE	To hold real estate investments	Nuveen Global Cities REIT OP, LP	100.00
NR Denver Industrial Portfolio LLC	DE	To hold real estate investments	Nuveen Global Cities REIT OP, LP	100.00
NR ECF Investor Ltd.	Cayman Islands	To hold real estate investments	Nuveen Global Cities REIT OP, LP	100.00
NR Henderson 215 LLC	DE	To hold real estate on behalf of Nuveen Global Cities REIT OP, LP	Nuveen Global Cities REIT OP, LP	100.00
NR Kirkland Crossing LLC	DE	To hold real estate investments	Nuveen Global Cities REIT OP, LP	100.00
NR Main Street At Kingwood LLC	DE	To hold real estate investments	Nuveen Global Cities REIT OP, LP	100.00
NR Tacara At Steiner Ranch LLC	DE	To hold real estate investments	Nuveen Global Cities REIT OP, LP	100.00
Nushares ETF Trust	MA	An investment vehicle for 3rd party investors	Teachers Insurance and Annuity Association of America	73.00
Nuveen Administration Limited	United Kingdom	To provide administrative services and hold the employees of Nuveen Real Estate Limited This entity is set up to house the employees and to serve as the leasing party under Nuveen Real Estate leases	Nuveen Real Estate Limited	100.00
Nuveen Alternative Holdings LLC	DE	Entity was formed to serve as a holding company for the Alternative Asset Management Operating businesses	TIAA-CREF Asset Management LLC	100.00
Nuveen Alternative Investments, LLC	DE	To act as the managing member of the general partner of a private fund investment vehicle	Nuveen Investments, Inc.	100.00
Nuveen Alternatives Advisors LLC	DE	To provide advisory services	Nuveen Alternative Holdings LLC	100.00
Nuveen Alternatives Services LLC	DE	To provide administrative services and to act as General Partner	Nuveen Alternative Holdings LLC	100.00
Nuveen Asset Management, LLC	DE	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts U S Securities and Exchange Commission registered investment adviser	Nuveen Fund Advisors, LLC	100.00
Nuveen Australia Pty Ltd	Australia	To provide distribution and marketing services	Nuveen International Holdings LLC	100.00
Nuveen Beteiligung Verwaltungs GmbH	Germany	To manage real estate investments	Nuveen Group Holdings Limited	100.00
Nuveen Canada Company	Canada	Entity formed to provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates	Nuveen International Holdings LLC	100.00
Nuveen Churchill BDC LLC	DE	To invest in middle market companies	Nuveen Alternatives Advisors LLC	100.00
Nuveen Consulting (Shanghai) Co. Ltd	China	Entity formed provide investment consulting	Nuveen Group Holdings Limited	100.00
Nuveen Corporate Secretarial Services Limited	United Kingdom	To provide company secretarial services	Nuveen Group Holdings Limited	100.00
Nuveen CRED GP Member LLC	DE	To own and operate equity interests in entities owning real property	Nuveen GP Holding Company LLC	100.00
Nuveen Europe Holdings Limited	United Kingdom	To act as a holding company for entities regulated under the UK’s Alternative Investment Fund Managers Directive	Nuveen Real Estate Limited	100.00
Nuveen FCACO Limited	United Kingdom	To act as a holding company for entities regulated by the UK’s Financial Conduct Authority and the Markets in Financial Instruments Directive	Nuveen Real Estate Limited	100.00
Nuveen Finance, LLC	DE	To act as a holding company	Nuveen, LLC	100.00
Nuveen France SAS	France	To provide real estate advisory services	Nuveen Group Holdings Limited	100.00
Nuveen Fund (Europe) Management S.à r.l	Luxembourg	To manage real estate funds	Nuveen Europe Holdings Limited	100.00

Nuveen Fund Advisors, LLC	DE	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles U S Securities and Exchange Commission registered investment adviser U S Commodity Futures Trading Commission registered commodity pool operator	Nuveen Investments, Inc.	100.00
Nuveen Fund Management (Jersey) Limited	Jersey	To manage real estate funds	Nuveen Europe Holdings Limited	100.00
Nuveen Fund Management Vanquish (Jersey) Limited	Jersey	To manage real estate funds	Nuveen Fund Management (Jersey) Limited	100.00
Nuveen Fund Management Vanquish II (Jersey) Limited	Jersey	To manage real estate funds	Nuveen Fund Management (Jersey) Limited	100.00
Nuveen Global Cities REIT LP, LLC	DE	To be part of a REIT vehicle to raise capital for real estate investments	Nuveen Global Cities REIT, Inc.	100.00
Nuveen Global Cities REIT OP, LP	DE	To be part of a REIT vehicle to raise capital for real estate investments	Nuveen Global Cities REIT LP, LLC	99.29
Nuveen Global Cities REIT, Inc.	MD	To raise third-party capital for real estate investments	Nuveen, LLC	100.00
Nuveen Global Investments LLC	DE	To enter into contracts on behalf of general account investment subsidiaries	Nuveen Real Estate Global LLC	100.00
Nuveen Global Investors Funds PLC*	Ireland	An umbrella fund with segregated liability between sub-funds, established as an open-ended investment company with variable capital organized under the laws of Ireland and formed to act as a vehicle for third party investors	Non-TIAA Owners	89.00
Nuveen GP Holding Company LLC	DE	To act as holding company for all THRE owned GPs	Nuveen Real Estate Global LLC	100.00
Nuveen Group Holdings Limited	United Kingdom	To act as a holding company for non-regulated entities	Nuveen Real Estate Limited	100.00
Nuveen Holdings 1, Inc.	DE	To act as a holding company	Nuveen Finance, LLC	100.00
Nuveen Holdings, Inc.	DE	To act as a holding company	Nuveen Holdings 1, Inc.	100.00
Nuveen Hong Kong Limited	Hong Kong	To provide distribution, advisory, and marketing services	TGAM HK HC LLC	100.00
Nuveen Immobilien GmbH	Germany	Entity formed as part of the JV and acts as the general partner of the GB Immo Fund	Nuveen Group Holdings Limited	50.00
Nuveen Immobilien GmbH & Co. CB I KG	Germany	Entity formed as part of the JV and acts as the general partner of the GB Immo Fund.	Nuveen Immobilien GmbH	0.00
Nuveen International Holdings LLC	DE	To act as a holding company of foreign subsidiaries	Nuveen Alternative Holdings LLC	100.00
Nuveen Investments Canada Co.	NS, Canada	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates	Nuveen International Holdings LLC	100.00
Nuveen Investments Holdings, Inc.	DE	To serve as a holding company	Nuveen Investments, Inc.	100.00
Nuveen Investments, Inc.	DE	To act as a holding company	Nuveen Holdings, Inc.	100.00
Nuveen Italy S.R.L.	Italy	To manage real estate investments	Nuveen Group Holdings Limited	100.00
Nuveen Japan Co. Ltd.	Japan	Investment management, agency business, financial instruments exchange, market and investment research, and a financial distribution business office	Nuveen International Holdings LLC	100.00
Nuveen Junior Capital Opportunities Fund GP S.à r.l	Luxembourg	To act as a general partner of a fund	Nuveen Alternative Holdings LLC	100.00
Nuveen Junior Capital Opportunities Fund SCSP	Luxembourg	To act as a private investment fund to third party investors	Nuveen Junior Capital Opportunities Fund GP S.à r.l	0.00
Nuveen Junior Capital Opportunities Fund SV S.à r.l	Luxembourg	To make investments in connection with a fund	Nuveen Junior Capital Opportunities Fund SCSP	100.00
Nuveen Management AIFM Limited	United Kingdom	To act as an Alternative Investment Fund Manager (“AIFM”)	Nuveen Europe Holdings Limited	100.00
Nuveen Management Austria GmbH	Austria	To manage real estate funds (currently in liquidation)	Nuveen Group Holdings Limited	65.00

Nuveen Management Company (Luxembourg) No 1 S.à r.l	Luxembourg	To manage real estate funds	Nuveen Europe Holdings Limited	94.40
Nuveen Management Finland Oy	Finland	Entity formed to house employees for the asset manager in Finland in connection with European Cities Fund	Nuveen Group Holdings Limited	100.00
Nuveen NWQ Holdings, LLC	DE	To act as a holding company	Nuveen Investments, Inc.	100.00
Nuveen Operations Limited	United Kingdom	To enter into Nondisclosure Agreements on behalf of the TIAA Henderson Real Estate Limited	Nuveen Group Holdings Limited	100.00
Nuveen Permian Investor Asset Manager Member LLC	DE	To enter into a joint venture to act as the Member of the Asset Manager	Nuveen Real Estate Global LLC	100.00
Nuveen Permian Investor GP Member LLC	DE	To act as General Partner’s Member	Nuveen Real Estate Global LLC	100.00
Nuveen Property Management (Jersey) Limited	Jersey	To manage real estate funds	Nuveen Europe Holdings Limited	100.00
Nuveen Real Estate Debt Partners (GP) S.à r.l	Luxembourg	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
Nuveen Real Estate Debt Partners II (GP) S.à r.l	Luxembourg	Entity formed to act as general partner	Nuveen Group Holdings Limited	100.00
Nuveen Real Estate Global Cities Advisors, LLC	DE	To provide investment advisory services	Nuveen Real Estate Global LLC	100.00
Nuveen Real Estate Global LLC	DE	Holding company for THRE related entities	Nuveen Alternative Holdings LLC	100.00
Nuveen Real Estate Limited	United Kingdom	To act as the holding company for the THRE and related entities	TIAA International Holdings 1 Limited	0.40
Nuveen Real Estate Limited	United Kingdom	To act as the holding company for the THRE and related entities	TIAA International Holdings 3 Limited	99.60
Nuveen Real Estate Management Limited	United Kingdom	To manage real estate funds	Nuveen FCACO Limited	100.00
Nuveen Real Estate Nominees Limited	United Kingdom	Entity formed to invest in real estate and related investments for 3rd party investors	Nuveen Group Holdings Limited	100.00
Nuveen Real Estate NYC Property Fund GP Member LLC	DE	Entity formed to hold ownership interest in the jointly managed GP entity	Nuveen Alternative Holdings LLC	100.00
Nuveen Real Estate Property Holdings, L.L.C.	DE	Entity was formerly Henderson Property Holdings, L L C and it was formed to hold membership interest of general partners as part of the Henderson USA Funds	Nuveen Alternative Holdings LLC	100.00
Nuveen Real Estate U.S. Strategic Industrial Fund I GP, LLC	DE	To engage in investments in industrial properties	Nuveen Alternative Holdings LLC	100.00
Nuveen Real Estate U.S. Strategic Industrial Fund I Holdings, LLC	DE	To engage in investments in industrial properties	Nuveen Real Estate U.S. Strategic Industrial Fund I LP	100.00
Nuveen Real Estate U.S. Strategic Industrial Fund I Investors LP	DE	To act as a private investment vehicle for third party investors	Nuveen Real Estate U.S. Strategic Industrial Fund I GP, LLC	0.00
Nuveen Real Estate U.S. Strategic Industrial Fund I Investors LP	DE	To act as a private investment vehicle for third party investors	Nuveen Real Estate U.S. Strategic Industrial Fund I Holdings, LLC	15.28
Nuveen Real Estate U.S. Strategic Industrial Fund I LP	DE	To engage in investments in industrial properties	Nuveen Global Investments LLC	15.28
Nuveen Real Estate U.S. Strategic Industrial Fund I LP	DE	To engage in investments in industrial properties	Nuveen Real Estate U.S. Strategic Industrial Fund I GP, LLC	0.00
Nuveen Real Estate U.S. Strategic Industrial Fund I-A LP	DE	To engage in investments in industrial properties	Nuveen Real Estate U.S. Strategic Industrial Fund I GP, LLC	0.00
Nuveen Services, LLC	DE	To act as the employer entity for all TGAM employees and to enter into commercial relationships pertaining to the provision of shared services	Nuveen, LLC	100.00

Nuveen Securities, LLC	DE	To act as a broker-dealer that distributes and/or underwrites Nuveen Group-sponsored investment vehicles and facilitates certain trades made by the Nuveen Group’s investment managers on behalf of their clients U S Securities and Exchange Commission registered broker-dealer and Financial Industry Regulatory Authority member	Nuveen Investments, Inc.	100.00
Nuveen Shopping Centre Verwaltungs GmbH	Germany	Entity formed to invest in real estate and related investments for 3rd party investors	Nuveen Real Estate Management Limited	100.00
Nuveen Singapore Private Limited	Singapore	To act as a real estate investment advisor	Nuveen Group Holdings Limited	100.00
Nuveen UK Limited	United Kingdom	To provide distribution and marketing services	Nuveen International Holdings LLC	100.00
Nuveen WCM Holdings, LLC	DE	To act as a holding company of Winslow Capital Management, LLC	Nuveen Investments, Inc.	100.00
Nuveen, LLC	DE	To serve as the holding company for the asset management operating business	Teachers Insurance and Annuity Association of America	100.00
NWQ Investment Management Company, LLC	DE	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts U S Securities and Exchange Commission registered investment adviser	NWQ Partners, LLC	100.00
NWQ Partners, LLC	DE	To act as a holding company of NWQ Investment Management LLC	Nuveen NWQ Holdings, LLC	100.00
Oak Knoll Napa Vineyards, LLC	CA	To hold agricultural investments	Silverado WineGrowers, LLC	100.00
Oakville 38 Vineyard, LLC	DE	To own and operate a vineyard	Global AG Properties II USA LLC	100.00
Occator Agricultural Properties, LLC	DE	To hold agricultural investments	Teachers Insurance and Annuity Association of America	100.00
OGARDY	Poland	To own alternative investments	Pazenrol S.A.	100.00
Oleum Holding Company, Inc.	DE	To act as a holding company for oil and gas investments and owning shares in a corporation	Teachers Insurance and Annuity Association of America	100.00
OMP (GP) Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
One Boston Place LLC	DE	To hold real estate investments	One Boston Place Real Estate Investment Trust	100.00
One Boston Place Real Estate Investment Trust	MD	To hold real estate investments	Teachers Insurance and Annuity Association of America	50.25
OPAL SP Z O.O.	Poland	To own alternative investments	ADAMAS S.A.	100.00
Overlook at Woodholme Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	100.00
Overture 7 Fund, L.P.	CA	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	13.19
Paineira Investimentos Floretais SA	Brazil	To hold timber-related assets	GTR Brasil Participações Ltda.	97.00
Park at City West Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	100.00
Park at Winterset Apartments Funding, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	100.00
Park at Winterset Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Park at Winterset Apartments Funding, LLC	100.00
Pazenrol S.A.	Poland	To own alternative investments	Dangro Invest A/S	100.00
Pennmuni-TIAA U.S. Real Estate Fund, LLC	DE	To hold real estate investments	T-C SMA 2, LLC	20.00
PEP Athens, LLC	DE	To hold commercial real estate	PEP-TH Athens, LLC	100.00
PEP-TH Athens, LLC	DE	To own commercial real estate	TGA Connection At Athens Investor Member LLC	98.00

PEP-TH CASA Student Housing, LLC	DE	To invest, hold, and operate real estate and related investments	CASA Student Housing Fund Holdings, LLC	90.00
Permian Investor Asset Manager LLC	DE	To enter into a joint venture to manage real estate	Nuveen Permian Investor Asset Manager Member LLC	50.00
Permian Investor GP LLC	DE	To act as General Partner	Nuveen Permian Investor GP Member LLC	50.00
Permian Investor LP	DE	To enter into a joint venture to own real estate	T-C Permian Investor LLC	28.62
Permian Investor LP	DE	To enter into a joint venture to own real estate	Permian Investor GP LLC	0.00
Pine Tree-SAU Retail Fund, L.L.C.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Special Account-U, L.P.	95.00
Polar Star Canadian Oil and Gas Holding, Inc.	AB, Canada	Holding Company for Polar Star Canandian Oil and Gas, Inc	Oleum Holding Company, Inc.	100.00
Polar Star Canadian Oil and Gas, Inc.	AB, Canada	To operate oil and gas exploration and production businesses	Polar Star Canadian Oil and Gas Holding, Inc.	100.00
Prairie Point Complex, L.L.C.	DE	ntity formed to invest in real estate and related investments for 3rd party investors	NA Property Fund Holdings, L.L.C.	100.00
Premiere Agricultural Properties, LLC	DE	To hold agricultural investments	Ceres Agricultural Properties, LLC	100.00
Premiere Columbia Properties, LLC	DE	To hold agricultural investments	Ceres Agricultural Properties, LLC	100.00
Premiere Farm Properties, LLC	DE	To hold agricultural investments	Ceres Agricultural Properties, LLC	100.00
Primary Residential Individual Mortgage Entity Trust	DE	To hold investments in residential mortgage loans	Teachers Insurance and Annuity Association of America	100.00
Promcat Alternativa, S.L.	Spain	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Holding Spain, S.L.	100.00
PS Finco Inc.	DE	To hold investments in connection with the launch of a fund to third party investors	Churchill Middle Market Senior Loan Fund II-PS Co-Invest, L.P.	100.00
Quercus Algoma Corporation	Canada	To hold real estate investments	Quercus Forestland Account, LLC	100.00
Quercus Algoma Land Corporation	Canada	To hold real estate investments	Quercus Algoma Corporation	100.00
Quercus Forestland Account, LLC	NC	To hold real estate investments	Broadleaf Timberland Investments, LLC	99.00
Quercus Panama LLC	DE	To hold timber-related investments	Quercus Forestland Account, LLC	100.00
Quercus West Virginia LLC	DE	To hold timber-related investments	Quercus Forestland Account, LLC	100.00
Red Canyon PP Condominium Association, Inc.	CO	To hold real estate investments	T-C Palomino Red Canyon LLC	100.00
Redevelopment Property II B.V.	Netherlands	Entity formed or acquired as part of the Cityhold Office Partnership fund structure.	Cityhold Propco 9 S.à r.l	100.00
Regency Dell Ranch Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	100.00
Renaissance Plaza Castle, LLC	MD	Entity formed to invest in real estate and related investments for 3rd party investors	Castle-Renaissance, LLC	100.00
Renewable Timber Europe, LLC	DE	To hold timber-related investments	Teachers Insurance and Annuity Association of America	100.00
Renewable Timber Netherlands B.V.	Netherlands	To hold timber-related investments	Renewable Timber Europe, LLC	100.00
Renewable Timber Resources LLC	DE	To hold investments	Teachers Insurance and Annuity Association of America	100.00
Retail Housing IDF, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Non-TIAA Owners	100.00
Rhapsody Fund, L.P.	CA	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Asset Management LLC	0.16
Rittenhouse Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	100.00
River Oaks Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	100.00
ROLA Spółka z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00
ROLPOL Spółka z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00
ROLZBUD Spółka z o.o	Poland	To own alternative investments	Pazenrol S.A.	100.00

Roosevelt Participation S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	Cityhold Office Partnership S.à r.l	100.00
Roppenheim Holding S.A.S.	France	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune OPCI	100.00
Roppenheim Outlet SNC	France	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Neptune Roppenheim Holding S.à r.l	0.01
Roppenheim Outlet SNC	France	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Roppenheim Holding S.A.S.	99.99
San Regis, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners III, L.P.	100.00
Santa Barbara Asset Management, LLC	DE	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts	Nuveen Investments, Inc.	100.00
Santa Fe Ranch, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments II, LP	100.00
SAS Courcelles 70	France	TIAA Lux 6 acts as the President of this French real estate envestment entity	Cityhold Office Partnership S.à r.l	100.00
SAS Malachite	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	TIAA Lux 9 S.à r.l	100.00
SAS Roosevelt	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Office Partnership S.à r.l	100.00
SĄTOPY Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
SEE-AGRO SP. Z O.O.	Poland	To own alternative investments	Dangro Invest A/S	100.00
Seneca Industrial Holdings, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
SHF-33D North Apts, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Student Housing Fund Holdings, LLC	100.00
SHF-Millennium One Apts, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Student Housing Fund Holdings, LLC	100.00
SHF-The Rocks Apts, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Student Housing Fund Holdings, LLC	100.00
SIF 301 Business Center Investor Member LLC	DE	Entity formed to invest in real estate and related investments	Nuveen Real Estate U.S. Strategic Industrial Fund I Investors LP	100.00
SIF 4500 Dunham Street LLC	DE	To own asset on behalf of Fund	Nuveen Real Estate U.S. Strategic Industrial Fund I Holdings, LLC	100.00
SIF 60 Chapin Road LLC	DE	To hold real estate investments	Nuveen Real Estate U.S. Strategic Industrial Fund I Holdings, LLC	100.00
SIF EBP Member LLC	DE	To act as a private investment vehicle for third party investors	Nuveen Real Estate U.S. Strategic Industrial Fund I LP	100.00
SIF Serrano Business Park Investor Member LLC	DE	To hold real estate investments	Nuveen Real Estate U.S. Strategic Industrial Fund I Holdings, LLC	100.00
SIF Volta Industrial Center LLC	DE	To hold real estate investments	Nuveen Real Estate U.S. Strategic Industrial Fund I Investors LP	100.00
SIF-DP EBP Venture LLC	DE	To act as a private investment vehicle for third party investors	SIF EBP Member LLC	95.00
Silverado Los Alamos Vineyards, LLC	CA	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
Silverado Premium Properties, LLC	DE	To hold agricultural investments	Dionysus Properties, LLC	100.00
Silverado SLO Vineyards, LLC	CA	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
Silverado Sonoma Vineyards, LLC	CA	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
Silverado Suscol, LLC	CA	To hold agricultural investments	Silverado WineGrowers, LLC	100.00
Silverado Winegrowers Holdings, LLC	DE	To hold agricultural investments	Dionysus Properties, LLC	100.00

Silverado WineGrowers, LLC	CA	To hold agricultural investments	Silverado Winegrowers Holdings, LLC	100.00
Silverwood Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments II, LP	100.00
SMA Holding S.à r.l	Luxembourg	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Cityhold Sterling S.à r.l	100.00
SNC Garnet-TIAA	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	TIAA Lux 9 S.à r.l	0.01
SNC Garnet-TIAA	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	SAS Malachite	99.99
SNC La Défense	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	TIAA Lux 9 S.à r.l	0.01
SNC La Défense	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	SAS Malachite	99.99
SNC Lazuli	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	TIAA Lux 9 S.à r.l	0.01
SNC Lazuli	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	SAS Malachite	99.99
SNC Péridot	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	TIAA Lux 9 S.à r.l	0.01
SNC Péridot	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	SAS Malachite	99.99
SNC Roosevelt	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	Roosevelt Participation S.à r.l	0.01
SNC Roosevelt	France	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	SAS Roosevelt	99.99
SOBIERADZ Spółka z o.o.	Poland	To own alternative investments	Dangro Invest A/S	100.00
Social Infra, LLC	DE	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	100.00
Special Account-U, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	0.01
SPP Napa Vineyards, LLC	DE	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
SRMF Baybrook Investor Member LLC	DE	To invest in real estate and related investments for third party investors	SRMF Baybrook Reit LLC	100.00
SRMF Baybrook Investor TRS LLC	DE	To invest in real estate and related investments for third party investors	SRMF Baybrook Reit LLC	100.00
SRMF Baybrook Reit LLC	DE	To invest in real estate and related investments for third party investors	T-C U.S. Super Regional Mall Fund LP	100.00
SRMF La Cantera Investor Member LLC	DE	To invest in real estate and related investments for third party investors	SRMF La Cantera Reit LLC	100.00
SRMF La Cantera Reit LLC	DE	To own commercial real estate and to qualify as a REIT	T-C U.S. Super Regional Mall Fund LP	100.00
SRMF Tmic Investor Member LLC	DE	To invest in real estate and related investments for third party investors	SRMF Tmic Reit LLC	100.00
SRMF Tmic Reit LLC	DE	To own commercial real estate and to qualify as a REIT	T-C U.S. Super Regional Mall Fund LP	100.00
SRMF Town Square Investor Member LLC	DE	To acquire interests in a legal entity in connection with a joint venture	T-C U.S. Super Regional Mall Fund LP	100.00
SRMF Town Square Venture LLC	DE	To enter into a joint venture to own real estate	SRMF Town Square Investor Member LLC	85.00
SRR 1 LLC	DE	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts U S Securities and Exchange Commission registered investment adviser	Symphony Asset Management LLC	100.00
SSF-1 LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Symphony Specialty Finance LLC	0.00
Stanly Ranch Vineyards, LLC	CA	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
Stonegate Complex GP, L.L.C.	DE	To act as General Partner	NA Property Fund Holdings, L.L.C.	100.00
Stonegate Complex, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	NA Property Fund Holdings, L.L.C.	99.99
Stonegate Complex, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	Stonegate Complex GP, L.L.C.	0.01

Strategic Commodities Fund II LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
Sugarloaf East Vineyard, LLC	DE	To hold agricultural investments	Global AG Properties II USA LLC	100.00
Sugarloaf Vineyard, LLC	DE	To hold agricultural investments	Global AG Properties USA LLC	100.00
Sunpointe Cove, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments II, LP	0.00
Suscol Mountain Vineyards, LLC	CA	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
Sweden Nova Lund 1 AB	Sweden	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	T-C Nordics Investment AB	100.00
Sweden Nova Lund 2 AB	Sweden	Entity formed or acquired as part of a joint venture to invest in real estate and related assets	T-C Nordics Investment AB	100.00
SWG Paso Vineyards, LLC	CA	To hold agricultural investments	Silverado WineGrowers, LLC	100.00
Symphony Asset Management LLC	CA	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts U S Securities and Exchange Commission registered investment adviser	Nuveen Investments Holdings, Inc.	49.00
Symphony Asset Management LLC	CA	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts U S Securities and Exchange Commission registered investment adviser	Nuveen Investments, Inc.	51.00
Symphony Risk Retention Finance LLC	DE	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts U S Securities and Exchange Commission registered investment adviser	Symphony Asset Management LLC	100.00
SZAFIR SP. Z O.O.	Poland	To own alternative investments	Pazenrol S.A.	100.00
Taurion Asociacion Agraria de Responsabilidad Ltda	Uruguay	To hold alternative investments	Global Timber International, LLC	1.00
Taurion Asociacion Agraria de Responsabilidad Ltda	Uruguay	To hold alternative investments	Global Timber Spain, S.L.	99.00
Taurion SA	Uruguay	To hold alternative investments	Global Timber Spain, S.L.	100.00
T-C 40 Broad Street LLC.	DE	To hold real estate investments	U.S. Cities Fund Operating LP	100.00
T-C 1101 Pennsylvania Avenue LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C 1101 Pennsylvania Avenue Owner LLC	DE	To hold real estate investments	T-C 1101 Pennsylvania Avenue Venture LLC	99.90
T-C 1101 Pennsylvania Avenue Venture LLC	DE	To hold real estate investments	T-C 1101 Pennsylvania Avenue LLC	50.10
T-C 1500 Owens, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 1608 Chestnut General Partner LLC	DE	To act as general partner of a limited partnership	CPF/UIR Joint Venture LLC	100.00
T-C 1608 Chestnut Limited Partner LLC	DE	To act as limited partner of a limited partnership	CPF/UIR Joint Venture LLC	100.00
T-C 1619 Walnut Street GP LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 2 Herald Square Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C 2 Herald Square Owner LLC	DE	To hold real estate investments	T-C 2 Herald Square Venture LLC	99.90

T-C 2 Herald Square Venture LLC	DE	To hold real estate investments	T-C 2 Herald Square Member LLC	50.10
T-C 20 Hunter Street (AUS) Pty Ltd	Australia	Entity formed to act as Trustee to the T-C 20 Hunter Street (AUS) Trust	Teachers Insurance and Annuity Association of America	100.00
T-C 20 Hunter Street (AUS) Trust	Australia	Entity formed to hold commerical real estate	T-C 20 Hunter Street (US) LLC	100.00
T-C 20 Hunter Street (US) LLC	DE	To hold ownership interests in T-C 20 Hunter Street (AUS) Trust	Teachers Insurance and Annuity Association of America	100.00
T-C 200 Milik Street LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 200 W 72nd Street LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C 200 W 72nd Street LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C 225 Binney, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 2300 Broadway LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C 2500 Wilson Boulevard LLC	DE	To hold real estate investments	U.S. Cities Office CPF Fund Operating LP	100.00
T-C 33 Arch Street LLC	DE	To hold real estate investments	T-C 33 Arch Street Venture LLC	99.90
T-C 33 Arch Street Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C 33 Arch Street Venture LLC	DE	To hold real estate investments	T-C 33 Arch Street Member LLC	50.10
T-C 3333 Wisconsin Avenue, LLC	DE	To hold real estate investments	U.S. Cities Multifamily CPF Fund Operating LP	100.00
T-C 400 Montgomery, LLC	DE	To participate in a real estate joint venture	Teachers Insurance and Annuity Association of America	100.00
T-C 401 West 14th Street Member LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 425 Park Avenue LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 470 Park Avenue South Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C 470 Park Avenue South Owner LLC	DE	To hold real estate investments	T-C 470 Park Avenue South Venture LLC	99.90
T-C 470 Park Avenue South Venture LLC	DE	To hold real estate investments	T-C 470 Park Avenue South Member LLC	50.01
T-C 475 Fifth Avenue LLC	DE	To hold real estate investments	T-C 475 Fifth Avenue Venture LLC	99.90
T-C 475 Fifth Avenue Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C 475 Fifth Avenue Venture LLC	DE	To hold real estate investments	T-C 475 Fifth Avenue Member LLC	50.10
T-C 4th & Madison LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 501 Boylston Street LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 501 Boylston Street Member LLC	DE	To be a member of a joint venture, the indirect owner of real property	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00

T-C 501 Boylston Street Venture LLC	DE	To be the Member of the direct owner entity of real property	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
T-C 51 Sleeper Street LLC	DE	To hold real estate investments	U.S. Cities Fund Operating LP	100.00
T-C 526 Route 46 LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C 55 Second Street, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 636 Sixth Avenue Retail LLC	DE	To hold real estate investments	U.S. Cities Retail CPF Fund Operating LP	100.00
T-C 680 Belleville LLC	DE	To hold real estate investments	TIAA Realty, LLC	100.00
T-C 685 Third Avenue Member LLC	DE	To participate in a real estate joint venture	Teachers Insurance and Annuity Association of America	100.00
T-C 699 Bourke Street LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
T-C 701 Brickell LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C 77 Central LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
T-C 780 Third Avenue Member LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C 780 Third Avenue Owner LLC	DE	To hold real estate investments	T-C 780 Third Avenue Member LLC	100.00
T-C 800 17th Street NW Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C 800 17th Street NW Owner LLC	DE	To hold real estate investments	T-C 800 17th Street NW Venture LLC	99.90
T-C 800 17th Street NW Venture LLC	DE	To hold real estate investments	T-C 800 17th Street NW Member LLC	50.10
T-C 888 Brannan Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C 888 Brannan Owner LLC	DE	To hold real estate investments	T-C 888 Brannan Venture LLC	100.00
T-C 888 Brannan TRS LLC	DE	To serve as the TRS vehicle of a joint venture formed to own and operate real estate	T-C 888 Brannan Owner LLC	100.00
T-C 888 Brannan Venture LLC	DE	To hold real estate investments	T-C 888 Brannan Member LLC	50.10
T-C 919 N. Michigan Avenue Retail LLC	DE	To hold real estate investments	U.S. Cities Retail Fund Operating LP	100.00
T-C Ashford Meadows LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C Ashford Meadows LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C Ashton Judiciary LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Aspira LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C Australia RE Holdings I, LLC	DE	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	100.00
T-C Australia RE Holdings II, LLC	DE	To invest, hold, and operate real estate and related investments	T-C Australia RE Holdings I, LLC	100.00
T-C Barton Springs LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C Business Parkway LLC	DE	To hold real estate investments	U.S. Cities Industrial CPF Fund Operating LP	100.00
T-C Century Plaza LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C Charleston Plaza, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00

T-C Copley, LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C Coronado LLC	DE	To hold real estate investments	U.S. Cities Office CPF Fund Operating LP	100.00
T-C Cypress Park West LLC	DE	To hold real estate investments	U.S. Cities Fund Operating LP	100.00
T-C Des Peres Corners LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C Ellington, LLC	DE	To hold real estate investments	U.S. Cities Multifamily CPF Fund Operating LP	100.00
T-C Europe Holding, Inc.	DE	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Teachers Insurance and Annuity Association of America	100.00
T-C Europe S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	T-C Europe, LP	100.00
T-C Europe, LP	DE	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	T-C Europe Holding, Inc.	1.00
T-C Europe, LP	DE	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	Teachers Insurance and Annuity Association of America	99.00
T-C Fairway Center II LLC	DE	To own and operate real estate	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C Falls Center Townhouses LLC	DE	To hold real estate investments	U.S. Cities Retail CPF Fund Operating LP	100.00
T-C Five Oaks LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Fort Point Creative Exchange LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Forum At Carlsbad LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Foundry Square II Member LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Foundry Square II Owner LLC	DE	To hold real estate investments	T-C Foundry Square II Venture LLC	100.00
T-C Foundry Square II Venture LLC	DE	To hold real estate investments	T-C Foundry Square II Member LLC	50.10
T-C Four Oaks General Partner LLC	DE	To enter into a joint venture to own real estate	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Four Oaks Place LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Franklin Square Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C Franklin Square Venture LLC	DE	To hold real estate investments	T-C Franklin Square Member LLC	50.10
T-C GA Real Estate Holdings LLC	DE	To own the membership interests in limited liability companies	Teachers Insurance and Annuity Association of America	100.00
T-C Gorman Road LLC	DE	To hold real estate investments	U.S. Cities Industrial CPF Fund Operating LP	100.00
T-C Hall of States Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C Hall of States Owner LLC	DE	To hold real estate investments	T-C Hall of States Venture LLC	99.90
T-C Hall of States Venture LLC	DE	To hold real estate investments	T-C Hall of States Member LLC	50.10
T-C Hermosa Avenue LLC	DE	To hold real estate investments	U.S. Cities Industrial CPF Fund Operating LP	100.00
T-C Illinois Street, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00

T-C JK I LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
T-C JK II LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
T-C King Street Station LLC	DE	To hold real estate investments	U.S. Cities Office CPF Fund Operating LP	100.00
T-C Kings Crossing LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C Lakewood Corporate Center LLC	DE	To hold real estate investments	U.S. Cities Industrial CPF Fund Operating LP	100.00
T-C Legacy at Westwood LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Legacy Place Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C Lux Fund Holdings LLC	DE	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	100.00
T-C Lux Investments GP S.à r.l	Luxembourg	Entity formed to act as the General Partner	Nuveen Group Holdings Limited	100.00
T-C Lux Investments Special Limited Partnership	Luxembourg	To invest, hold, and operate real estate and related investments	T-C Lux Fund Holdings LLC	100.00
T-C Luxembourg Neptune Holding S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	T-C Europe S.à r.l	100.00
T-C Mass Court, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Miraloma Avenue LLC	DE	To hold real estate investments	U.S. Cities Industrial CPF Fund Operating LP	100.00
T-C Montecito LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C Montecito LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C M-T Reit LLC	DE	To act as a real estate investment trust in connection with a joint venture to own real estate	T-C M-T Venture LLC	99.99
T-C Mt. Ommaney Centre Holding Company LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
T-C Mt. Ommaney Centre LLC	DE	To hold real estate investments	T-C Mt. Ommaney Centre Holding Company LLC	100.00
T-C MV Member LLC	DE	To serve as the TIAA member of a joint venture which will make loans secured by real estate	Teachers Insurance and Annuity Association of America	100.00
T-C Neptune Holdings S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments as part of the Neptune Joint Venture	T-C Luxembourg Neptune Holding S.à r.l	100.00
T-C Neuperlach Development S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	51.00
T-C Newbury Common LLC	DE	To hold real estate investments	U.S. Cities Multifamily CPF Fund Operating LP	100.00
T-C Nordics Investment AB	Sweden	To invest, hold, and operate real estate and related investments	Nightingale LuxCo S.à r.l	100.00
T-C Ocean Air LLC	DE	To hold real estate investments	U.S. Cities Multifamily CPF Fund Operating LP	100.00
T-C Palatine LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Palomino Blue Ridge LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C Palomino Blue Ridge LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C Palomino Green River LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C Palomino Green River LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C Palomino Red Canyon LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00

T-C Palomino Red Canyon LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C Park 19 LLC	DE	Special purpose entity formed to obtain financing on a real estate investment	U.S. Cities Fund Operating LP	100.00
T-C Pearl Reit 2 LLC	DE	To act as a REIT	T-C U.S. Super Regional Mall Fund LP	100.00
T-C PEP Asset S.à r.l	Luxembourg	This entity was formed to hold non-real estate assets in connection with real estate investments in Germany	T-C PEP Holding S.à r.l	100.00
T-C PEP Holding S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	51.00
T-C PEP Property S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	T-C PEP Holding S.à r.l	100.00
T-C Permian Investor LLC	DE	To enter into a joint venture to own real estate	Teachers Insurance and Annuity Association of America	100.00
T-C Phoenician LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C Phoenician LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C Port Northwest Development LLC	DE	To hold real estate investments	TIAA Realty, LLC	100.00
T-C Potomac Promenade LLC	DE	To hold real estate investments	U.S. Cities Retail CPF Fund Operating LP	100.00
TC Rancho Cucamonga LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C RDC, LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C Regents Court LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Republic Square Member LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
T-C Republic Square Mezzanine LLC	DE	To hold real estate investments	T-C Republic Square Reit LLC	100.00
T-C Republic Square Owner LLC	DE	To hold real estate investments	T-C Republic Square Mezzanine LLC	100.00
T-C Republic Square Reit LLC	DE	To hold real estate investments	T-C Republic Square Venture LLC	99.90
T-C Republic Square Venture LLC	DE	To hold real estate investments	T-C Republic Square Member LLC	50.10
T-C Ridgepointe Corporate Center LLC	DE	To hold real estate investments	U.S. Cities Fund Operating LP	100.00
T-C Roosevelt Square LLC	DE	To hold real estate investments	U.S. Cities Retail CPF Fund Operating LP	100.00
T-C San Montego TX LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C San Montego TX LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C Savier Street Flats LLC	DE	Special purpose entity formed to obtain financing on a real estate investment	U.S. Cities Multifamily CPF Fund Operating LP	100.00
T-C SBMC Joint Venture LLC	DE	To own securities	Teachers Insurance and Annuity Association of America	100.00
T-C Scripps Ranch LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C Shoppes at Monarch Lakes LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C SMA 2, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
T-C SMA I, LLC	DE	This entity is inactive	Teachers Insurance and Annuity Association of America	100.00
T-C Southside at McEwen Retail LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C SP, Inc.	DE	To act as the springing member of certain limited liability companies in order to meet lender financing requirements for real estate investments	Teachers REA, LLC	100.00

T-C State House on Congress Apartments LLC	DE	To hold real estate investments	U.S. Cities Multifamily CPF Fund Operating LP	100.00
T-C Stonecrest LLC	DE	To hold real estate investments	U.S. Cities Office CPF Fund Operating LP	100.00
T-C The Caruth LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
T-C The Caruth LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C The Colorado LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C The Edge at Flagler Village LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
T-C The Manor at Flagler Village LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C The Manor LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Trio Apartments LLC	DE	To hold real estate investments	U.S. Cities Fund Operating LP	100.00
T-C Township 14 LLC	DE	To hold real estate investments	U.S. Cities Office CPF Fund Operating LP	100.00
T-C U.S. Super Regional Mall Fund GP LLC	DE	To act as a general partner of a limited partnership	Nuveen Alternative Holdings LLC	100.00
T-C U.S. Super Regional Mall Fund LP	DE	To act as a real estate investment fund	Teachers Insurance and Annuity Association of America	22.20
T-C U.S. Super Regional Mall Fund LP	DE	To act as a real estate investment fund	T-C U.S. Super Regional Mall Fund GP LLC	0.00
T-C UK RE Holdings I, LLC	DE	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	100.00
T-C UK RE Holdings II, LLC	DE	To invest, hold, and operate real estate and related investments	T-C UK RE Holdings I, LLC	100.00
T-C UK RE Holdings III, LLC	DE	To invest, hold, and operate real estate and related investments	T-C UK RE Holdings II, LLC	100.00
T-C Uptown Apartments, LLC	DE	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100.00
T-C Valencia Town Center General Partner LLC	DE	To act as general partner of a limited partnership	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Valencia Town Center Limited Partner LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
T-C Waterford Blue Lagoon General Partner LLC	DE	To act as general partner of a limited partnership	Teachers Insurance and Annuity Association of America	100.00
T-C Waterford Blue Lagoon LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
T-C Wisconsin Place Member LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
T-C Wisconsin Place Owner LLC	DE	To hold real estate investments	T-C Wisconsin Place Member LLC	100.00
T-C World Trade Center North LLC	DE	To hold real estate investments	U.S. Cities Office CPF Fund Operating LP	100.00
TCAM Core Property Fund REIT 2 LLC	DE	To hold real estate investments	U.S. Cities Office CPF Fund REIT LLC	100.00
TCAM DOF GP LLC	DE	To act as the general partner of a limited partnership	TIAA-CREF LPHC, LLC	100.00
TCAS Global Investments LLC	DE	To enter into contracts on behalf of various Casa Group entities	Nuveen Alternatives Services LLC	100.00
TCGA BT AIV, LLC	DE	To act as a trustee of BCIMC (TCGA) Investment Trust	Nuveen Alternative Holdings LLC	100.00
TCGA II Investor Fund GP LLC	DE	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	100.00

TCGA Investor Fund GP LLC	DE	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	100.00
TCPC Associates, LLC	DE	To hold real estate investments	485 Properties, LLC	100.00
TCPF 300 SW 27 LLC	DE	To own and operate real estate	U.S. Cities Industrial CPF Fund Operating LP	100.00
Teachers Advisors, LLC	DE	To act as a registered investment advisor to provide investment management services	Nuveen Finance, LLC	100.00
Teachers Personal Investors Services, Inc.	DE	To act as a registered broker-dealer to provide distribution and administrative services for the TIAA investment companies other than CREF and REA	TIAA-CREF Asset Management LLC	100.00
Teachers REA II, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
Teachers REA, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TEFF Holdco LLC	DE	To invest in European farmland through the entity TIAA European Farmland Fund LP	Teachers Insurance and Annuity Association of America	100.00
TEFF Holding S.à r.l	Luxembourg	To hold ownership interests in legal entities	TIAA European Farmland Fund LP	100.00
TEFF Investments BV	Netherlands	To hold ownership interests in legal entities	TEFF Holding S.à r.l	100.00
TEFF SLP LP	Cayman Islands	To hold investments in connection with a fund	Nuveen Alternative Holdings LLC	50.00
TEFF SLP LP	Cayman Islands	To hold investments in connection with a fund	TIAA European Farmland Fund GP LP	0.00
Terra Land Company	IL	To hold agricultural investments	Westchester Group Investment Management, Inc.	100.00
Terra Ventosa Vineyards, LLC	CA	To hold agricultural investments	Silverado Premium Properties, LLC	100.00
TETYŃ SP. Z O.O.	Poland	To own alternative investments	ADAMAS S.A.	100.00
TGA 127-137 Franklin LLC	DE	To own and operate real property	Teachers Insurance and Annuity Association of America	100.00
TGA 299 Franklin LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
TGA 3401 North Ashton Blvd LLC	DE	To own and operate real property	Teachers Insurance and Annuity Association of America	100.00
TGA 3851 Grandpine Way LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
TGA 600 College Road LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
TGA 70 Federal Street LLC	DE	To hold real estate investments	TIAA Realty, LLC	100.00
TGA 730 Third Avenue Owner LLC	DE	To own commercial real estate	Teachers Insurance and Annuity Association of America	100.00
TGA APAC Fund Holdings, LLC	DE	To hold interests in Fund	Teachers Insurance and Annuity Association of America	100.00
TGA Barnes Canyon Life Science LLC	DE	To acquire, own and operate real property	Teachers Insurance and Annuity Association of America	100.00
TGA Connection At Athens Investor Member LLC	DE	Entity formed to invest in real estate and related investments in connection with a joint venture	Teachers Insurance and Annuity Association of America	100.00
TGA European RE Holdings I LLC	DE	To hold the parent’s interest in a venture that will own student housing assets across Europe	Teachers Insurance and Annuity Association of America	100.00
TGA FC Investor Member LLC	DE	To enter into a joint venture to acquire real estate	Teachers Insurance and Annuity Association of America	100.00
TGA Ginza 115 Holdings Pte. Ltd.	Singapore	To invest, hold, and operate real estate and related investments	TGA Japan Holdings Pte Ltd	100.00

TGA Ginza115 GK	Japan	To invest, hold, and operate real estate and related investments	TGA Japan GK Holdings Pte. Ltd.	99.00
TGA Ginza115 GK	Japan	To invest, hold, and operate real estate and related investments	TGA Ginza115 ISH	0.00
TGA Ginza115 ISH	Japan	To invest, hold, and operate real estate and related investments	TGA Ginza 115 Holdings Pte. Ltd.	100.00
TGA Ginza115 TMK	Japan	To invest, hold, and operate real estate and related investments	TGA Ginza115 GK	51.00
TGA Ginza115 TMK	Japan	To invest, hold, and operate real estate and related investments	TGA Ginza 115 Holdings Pte. Ltd.	49.00
TGA Japan GK Holdings Pte. Ltd.	Singapore	To invest, hold, and operate real estate and related investments	TGA Japan Holdings Pte Ltd	100.00
TGA Japan Holdings Pte Ltd	Singapore	To invest, hold, and operate real estate and related investments	TGA Japan Holdings, LLC	100.00
TGA Japan Holdings, LLC	DE	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	100.00
TGA Miller Holding Trust	Australia	To invest in real estate and related assets	TIAA Australia Real Estate Trust	100.00
TGA Miller Street Trust	Australia	To invest in real estate and related assets	TGA Miller Holding Trust	100.00
TGA MKP Member LLC	DE	To originate mortgage loans in the U S	Teachers Insurance and Annuity Association of America	100.00
TGA MKP REIT LLC	DE	To originate mortgage loans in the U S	TGA MKP Venture LLC	100.00
TGA MKP Venture LLC	DE	To originate mortgage loans in the U S	TGA MKP Member LLC	60.00
TGA Montague Investor Member LLC	DE	To enter into a joint venture to acquire real estate	Teachers Insurance and Annuity Association of America	100.00
TGA Montrose Residences Investor Member LLC	DE	To hold 90% of the membership interests of a joint venture entity that will hold a real estate investment	Teachers Insurance and Annuity Association of America	100.00
TGA MS Self Storage Investor Member LLC	DE	To own commercial real estate in connection with a joint venture	Teachers Insurance and Annuity Association of America	100.00
TGA Oak View Mall LLC	DE	To own and operate real property	Teachers Insurance and Annuity Association of America	100.00
TGA Real Estate Fund Holdings, LLC	DE	To hold GA’s investments in the non-traded REIT product	TGA APAC Fund Holdings, LLC	100.00
TGA Sandy Commerce Park LLC	DE	To hold real estate investments	Nuveen Alternatives Advisors LLC	0.00
TGA Sandy Commerce Park LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
TGA SP-MPC Housing Investor Member LLC	DE	To form a joint venture that will acquire manufactured housing	Teachers Insurance and Annuity Association of America	100.00
TGA Yorktown Trinity Groves LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
TGAM Agribusiness Fund GP LLC	DE	To make private equity investments in agribusiness companies for TIAA and third party investors	AGR Partners LLC	100.00
TGAM Agribusiness Fund Holdings LP	DE	To hold agricultural investments	TGAM Agribusiness Fund LP	84.51
TGAM Agribusiness Fund Holdings LP	DE	To hold agricultural investments	TGAM Agribusiness Fund GP LLC	0.00
TGAM Agribusiness Fund Holdings LP	DE	To hold agricultural investments	TGAM Agribusiness Fund-B LP	0.00
TGAM Agribusiness Fund Holdings-B Corporate Blocker II LLC	DE	To act as an investment vehicle in connection with a fund	TGAM Agribusiness Fund-B LP	100.00
TGAM Agribusiness Fund Holdings-B Corporate Blocker III LLC	DE	To act as an investment vehicle in connection with a fund	TGAM Agribusiness Fund-B LP	100.00
TGAM Agribusiness Fund Holdings-B Corporate Blocker LLC	DE	To act as an investment vehicle in connection with a fund	TGAM Agribusiness Fund-B LP	100.00

TGAM Agribusiness Fund Holdings-B LP	DE	To act as an investment vehicle in connection with a fund	TGAM Agribusiness Fund LP	0.00
TGAM Agribusiness Fund Holdings-B LP	DE	To act as an investment vehicle in connection with a fund	TGAM Agribusiness Fund Holdings-B Corporate Blocker LLC	0.00
TGAM Agribusiness Fund Holdings-B LP	DE	To act as an investment vehicle in connection with a fund	TGAM Agribusiness Fund GP LLC	0.00
TGAM Agribusiness Fund LP	DE	Investment vehicle marketed to third party investors	TGAM Agribusiness Fund GP LLC	0.00
TGAM Agribusiness Fund LP	DE	Investment vehicle marketed to third party investors	Teachers Insurance and Annuity Association of America	99.70
TGAM Agribusiness Fund-B LP	Cayman Islands	To make private equity investments in agribusiness companies for international third party investors	TGAM Agribusiness Fund GP LLC	0.00
TGAM APAC LLC	DE	To act as a holding company	TIAA International Subsidiary HC LLC	33.33
TGAM APAC LLC	DE	To act as a holding company	Nuveen International Holdings LLC	33.33
TGAM APAC LLC	DE	To act as a holding company	TGAM Subsidiary HC LLC	33.33
TGAM Asia LLC	DE	To act as a holding company	TGAM Subsidiary HC LLC	33.33
TGAM Asia LLC	DE	To act as a holding company	Nuveen International Holdings LLC	33.33
TGAM Asia LLC	DE	To act as a holding company	TIAA International Subsidiary HC LLC	33.33
TGAM Churchill Fund GP LLC	DE	To act as a general partner	Churchill Asset Management LLC	100.00
TGAM Churchill Middle Market Senior Loan Fund K, LP.	Cayman Islands	To act as a private investment vehicle that will offer limited partner interests to third party investors	TGAM Churchill Fund GP LLC	0.00
TGAM HK HC LLC	DE	To act as a holding company	TIAA International Asia LLC	25.00
TGAM HK HC LLC	DE	To act as a holding company	TIAA International APAC LLC	25.00
TGAM HK HC LLC	DE	To act as a holding company	TGAM APAC LLC	25.00
TGAM HK HC LLC	DE	To act as a holding company	TGAM Asia LLC	25.00
TGAM International GP LLC	DE	To act as a holding company	Nuveen Alternative Holdings LLC	100.00
TGAM Subsidiary HC LLC	DE	To act as a holding company	Nuveen International Holdings LLC	100.00
Nuveen Real Estate (Australia) Limited	Australia	To provide real estate advisory and management services	Nuveen Group Holdings Limited	100.00
TH Real Estate Limited	United Kingdom	Entity formed to preserve name	Nuveen Group Holdings Limited	100.00
TH Real Estate PELV GP S.à r.l	Luxembourg	Acts as a General Partner	Nuveen Group Holdings Limited	100.00
The A Plus Fund LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.01
The A+ Fund, Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The A+ Master Fund, Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Asset Management LLC	0.02
The DJF CommodityBuilder Fund, LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The EJ fund, Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The ETAP Fund, LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The ETAP Fund, Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.01
The ETAP Master Fund, Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Asset Management LLC	0.00
The Flats 130 DC Residential LLC	DE	To hold real estate investments	The Flats Holding Company LLC	100.00

The Flats 140 DC Residential LLC	DE	To hold real estate investments	The Flats Holding Company LLC	100.00
The Flats DC Grocery LLC	DE	To hold real estate investments	The Flats Holding Company LLC	100.00
The Flats Holding Company LLC	DE	To hold real estate investments	T-C GA Real Estate Holdings LLC	100.00
The G+ Fund, LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The G+ Fund, Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The G+ Master Fund, Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Asset Management LLC	0.03
The Grove Apartments Springing Member, Inc	DE	Entity formed to act as the springing member for financing purposes	CASA Grande Investments I, LLC	100.00
The Grove Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	100.00
The Lantern Apartments LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	100.00
The Louis DC Residential LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
The MTAP Commodity Builder Fund, LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.01
The Onshore A+ Fund, LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The Onshore ETAP Fund, L.L.C.	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The Plata Wine Partners Trust	CA	To hold agricultural investments	Westchester Group Investment Management, Inc.	100.00
The Regent Quarter Unit Trust	United Kingdom	Entity is an investment vehicle and part of the Central London Office Fund.	Central London Office Fund	99.98
The TAP CommodityBuilder Fund, L.L.C.	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The Tap Fund, LLC	DE	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The TAP Fund, Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The Tap Master Fund Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Asset Management LLC	0.00
The Tap Master Fund Ltd.	Cayman Islands	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity	Gresham Investment Management LLC	0.00
The TREA 1001 Pennsylvania Avenue Trust	DC	To transfer 100% fee simple interest in real property to Trustee.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
The Woodley DC Residential LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
THP Park on Morton, LLC	DE	To hold real estate investments	THP Student Housing, LLC	100.00
THP Student Housing, LLC	DE	To hold real estate investments	TREA Student Housing JV Investor Member LLC	90.00
THP The Forum at Sam Houston, LLC	DE	To hold real estate investments	THP Student Housing, LLC	100.00
THRE Australia Real Estate Pty. Ltd.	Australia	Entity formed to act as trustee	TH Real Estate (Australia) Limited	100.00
THRE Melbourne Retail Asset 1 Pty. Ltd.	Australia	Entity formed to act as trustee	THRE Melbourne Retail Holding 1 Pty. Ltd.	100.00
THRE Melbourne Retail Holding 1 Pty. Ltd.	Australia	Entity formed to act as trustee	TH Real Estate (Australia) Limited	100.00
THRE Permian Carry Company LLC	DE	Entity is part of a joint venture investment vehicle that invests in real estate assets.	Nuveen Real Estate Global LLC	100.00
Thurrock Retail Park Unit Trust	Jersey	To hold real estate investments	T-C UK RE Holdings II, LLC	0.50
Thurrock Retail Park Unit Trust	Jersey	To hold real estate investments	T-C UK RE Holdings III, LLC	99.50

TIAA Administrative Services LLC	DE	Entity formed to perform administration services	Teachers Insurance and Annuity Association of America	100.00
TIAA Advisory, LLC	DE	To provide investment advisory services to managed account programs	TIAA RFS, LLC	100.00
TIAA Australia Real Estate Trust	Australia	To invest, hold, and operate real estate and related investments	T-C Australia RE Holdings II, LLC	0.01
TIAA Australia Real Estate Trust	Australia	To invest, hold, and operate real estate and related investments	T-C Australia RE Holdings I, LLC	99.90
TIAA Churchill Middle Market CLO I LLC	DE	To act as a private investment vehicle that will offer debt securities to third party investors	TIAA Churchill Middle Market CLO I Ltd.	100.00
TIAA Churchill Middle Market CLO I Ltd.	Cayman Islands	To act as a private investment vehicle that will offer debt securities to third party investors	Non-TIAA Owner	100.00
TIAA Churchill Middle Market CLO II LLC	DE	To hold investments	TIAA Churchill Middle Market CLO II Ltd.	100.00
TIAA Churchill Middle Market CLO II Ltd.	Cayman Islands	To act as a private investment vehicle that will offer debt securities to third party investors	Non-TIAA Owner	100.00
TIAA Churchill Middle Market CLO IV Ltd.	Cayman Islands	To hold investments	Non-TIAA Owner	99.99
TIAA CLO I LLC	DE	To act as a US-domiciled co-issuer of debt securities to third party investors along with its parent entity, TIAA CLO I Ltd	TIAA CLO I, Ltd.	100.00
TIAA CLO I, Ltd.	Cayman Islands	To act as a private investment vehicle that will offer debt securities to third party investors	Non-TIAA Owner	100.00
TIAA CLO II LLC	DE	To act as a private investment vehicle that will offer debt securities to third party investors	TIAA CLO II Ltd	100.00
TIAA CLO II Ltd	Cayman Islands	To act as a private investment vehicle that will offer debt securities to third party investors	Non-TIAA Owner	100.00
TIAA CLO III LLC	DE	To act as a private investment vehicle that will offer debt securities to third party investors	TIAA CLO III Ltd.	100.00
TIAA CLO III Ltd.	Cayman Islands	To act as a co-issuer of debt securities to third party investors and hold ownership interests in a limited liability company	Non-TIAA Owner	100.00
TIAA CLO IV Ltd.	Cayman Islands	To act as a private investment vehicle that will offer debt securities to third party investors	Non-TIAA Owner	100.00
TIAA CLO V Ltd.	Cayman Islands	To act as a private investment vehicle that will offer debt securities to third party investors	Non-TIAA Owner	100.00
TIAA CMBS I, LLC	DE	Invests in securitized mortgage loans	Teachers Insurance and Annuity Association of America	100.00
TIAA Commercial Finance, Inc.	DE	To engage in equipment leasing and commercial financing	Tygris Commercial Finance Group, Inc.	100.00
TIAA Diamond Investor, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	99.99
TIAA Diversified Public Investments, LLC	DE	To hold various types of investments	Teachers Insurance and Annuity Association of America	100.00
TIAA Endowment & Philanthropic Services, LLC	DE	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations	TIAA-CREF Redwood, LLC	100.00
TIAA European Farmland Fund GP LP	Cayman Islands	To act as a general partner of a limited partnership	Nuveen Alternatives Services LLC	50.00
TIAA European Farmland Fund GP LP	Cayman Islands	To act as a general partner of a limited partnership	TEFF Holdco LLC	50.00
TIAA European Farmland Fund LP	Cayman Islands	A private investment vehicle sponsored by TIAA for the purpose of investing in European farmland	TIAA European Farmland Fund GP LP	50.00
TIAA European Farmland Fund LP	Cayman Islands	A private investment vehicle sponsored by TIAA for the purpose of investing in European farmland	TEFF Holdco LLC	50.00
TIAA Florida Mall, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TIAA Franklin Square, LLC	DE	To hold real estate investments	T-C Franklin Square Venture LLC	99.90

TIAA FSB Holdings, Inc.	DE	The corporation is organized for the purposes of transacting any or all lawful business permitted under the laws of the United States and of Florida	Teachers Insurance and Annuity Association of America	100.00
TIAA GBS Holding LLC	DE	To act as a holding company for the India-based global delivery center	Teachers Insurance and Annuity Association of America	100.00
TIAA GBS Singapore Holding Company Pte. Ltd.	Singapore	To hold ownership interests in an entity organized under the laws of India	TIAA GBS Holding LLC	100.00
TIAA Gemini Office, LLC	DE	To hold real estate investments	485 Properties, LLC	100.00
TIAA Global AG Holdco LLC	DE	To act as a holding company for agricultural investments	Teachers Insurance and Annuity Association of America	100.00
TIAA Global AG II Special Member LLC	DE	To hold carried interest in connection with the Global Ag II fund	TIAA-CREF Asset Management LLC	100.00
TIAA Global AG Special Member LLC	DE	To hold carried interests from the Global Agriculture Fund	Nuveen Alternative Holdings LLC	100.00
TIAA Global Business Services (India) Private Limited	India	To provide certain information technology and various analytics, consulting, advisory and support services not limited to operations, technical and consultancy services	TIAA GBS Singapore Holding Company Pte. Ltd.	99.00
TIAA Global Business Services (India) Private Limited	India	To provide certain information technology and non-information technology corporate and business related services	TIAA GBS Holding LLC	1.00
TIAA Global Equity Income, LLC	DE	To hold investments in dividend-paying global equity securities	Teachers Insurance and Annuity Association of America	100.00
TIAA Global Public Investments, LLC	DE	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	100.00
TIAA GTR Holdco LLC	DE	To act as a holding company for the Global Timber Fund	Teachers Insurance and Annuity Association of America	100.00
TIAA Infrastructure Investments, LLC	DE	To act as a member of several limited liability companies which will own investments in infrastructure projects	Teachers Insurance and Annuity Association of America	100.00
TIAA International APAC LLC	DE	To act as a holding company	TIAA International Subsidiary HC LLC	33.33
TIAA International APAC LLC	DE	To act as a holding company	TGAM Subsidiary HC LLC	33.33
TIAA International APAC LLC	DE	To act as a holding company	Nuveen International Holdings LLC	33.33
TIAA International Asia LLC	DE	To act as a holding company	TGAM Subsidiary HC LLC	33.33
TIAA International Asia LLC	DE	To act as a holding company	Nuveen International Holdings LLC	33.33
TIAA International Asia LLC	DE	To act as a holding company	TIAA International Subsidiary HC LLC	33.33
TIAA International GP LLC	DE	Acts as a general partner and serves as a director	TIAA-CREF Asset Management LLC	100.00
TIAA International Holdings 1 Limited	United Kingdom	To act as a holding company	Nuveen Real Estate Global LLC	100.00
TIAA International Holdings 2 Limited	United Kingdom	To act as a holding company	Nuveen Real Estate Global LLC	100.00
TIAA International Holdings 3 Limited	United Kingdom	To act as a holding company	TIAA International Holdings 2 Limited	100.00
TIAA International Subsidiary HC LLC	DE	To act as a holding company	Nuveen International Holdings LLC	100.00
TIAA Lux 11 S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	51.00
TIAA Lux 5 S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	ND Properties, Inc.	51.00
TIAA Lux 9 S.à r.l	Luxembourg	To invest, hold, and operate real estate and related investments	Cityhold Office Partnership S.à r.l	100.00
TIAA Melbourne Retail Asset 1 Trust	Australia	To invest, hold, and operate real estate and related investments	TIAA Melbourne Retail Holding 1 Trust	100.00
TIAA Melbourne Retail Holding 1 Trust	Australia	To invest, hold, and operate real estate and related investments	TIAA Australia Real Estate Trust	100.00
TIAA Miami International Mall, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00

TIAA Oil and Gas Investments, LLC	DE	To act as a holding company for oil and gas investments	Teachers Insurance and Annuity Association of America	100.00
TIAA Park Evanston, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
TIAA Real Estate CDO 2002-1 Corp.	DE	To hold investments	TIAA and Non-TIAA Owners	0.00
TIAA Real Estate CDO 2002-1 Ltd	Cayman Islands	To hold investments	TIAA and Non-TIAA Owners	0.00
TIAA Real Estate CDO 2003-1 Corp.	DE	To hold investments	TIAA and Non-TIAA Owners	0.00
TIAA Real Estate CDO 2003-1 Ltd	Cayman Islands	To hold investments	TIAA and Non-TIAA Owners	0.00
TIAA Realty, LLC	DE	Owns and leases commercial real estate	Teachers Insurance and Annuity Association of America	100.00
TIAA RFS, LLC	DE	To hold ownership interests in a limited liability company	Teachers Insurance and Annuity Association of America	100.00
TIAA SMA Strategies LLC	DE	To hold securities for the TIAA general account	Teachers Insurance and Annuity Association of America	100.00
TIAA Stafford-Harrison LLC	DE	To hold real estate investments	ND Properties, Inc.	100.00
TIAA Structured Finance CDO II Ltd.	Cayman Islands	To hold investments	TIAA and Non-TIAA Owners	0.00
TIAA Structured Finance CDO II, LLC	DE	To hold investments	Non-TIAA Owner	100.00
TIAA Super Regional Mall Member Sub LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
TIAA SynGas, LLC	DE	To hold oil and gas investments	Teachers Insurance and Annuity Association of America	100.00
TIAA Timberlands I, LLC	DE	To hold timber-related investments	Teachers Insurance and Annuity Association of America	100.00
TIAA Timberlands II, LLC	DE	To hold timber-related investments	Teachers Insurance and Annuity Association of America	100.00
TIAA Union Place Phase I, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
TIAA West Town Mall, LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
TIAA Wind Investments LLC	DE	To hold wind power investments	Teachers Insurance and Annuity Association of America	100.00
TIAA, FSB	FL	To engage in banking, lending, and trust activities	TIAA FSB Holdings, Inc.	100.00
TIAA-CREF Asset Management LLC	DE	To act as a holding company for various subsidiaries providing investment management and related services	Nuveen, LLC	100.00
TIAA-CREF Asset Management UK Limited	United Kingdom	To provide real estate investment advisory services	Nuveen FCACO Limited	100.00
TIAA-CREF Global Agriculture Investor Fund, LP	DE	To act as a private investment vehicle for third party investors where such investments are managed by Teachers Advisors, Inc	TCGA Investor Fund GP LLC	0.00
TIAA-CREF Global Agriculture Investor Fund, LP	DE	To act as a private investment vehicle for third party investors where such investments are managed by Teachers Advisors, Inc	TIAA-CREF Asset Management LLC	100.00
TIAA-CREF Global Separate Real Estate Company LLC	DE	To enter into contracts on behalf of the TIAA Separate Real Estate Account	Teachers REA, LLC	100.00

TIAA-CREF Individual & Institutional Services, LLC	DE	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s Fixed and Variable Annuity and Variable Life Products and TCAM Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products	Teachers Insurance and Annuity Association of America	100.00
TIAA-CREF Insurance Agency, LLC	DE	TIAA-CREF Insurance Agency, LLC is a licensed life insurance agent offering insurance services and products	TIAA RFS, LLC	100.00
TIAA-CREF Investment Management, LLC	DE	Entity is a registered investment advisor, which provides investment management services for College Retirement Equities Fund	TIAA-CREF Asset Management LLC	100.00
TIAA-CREF Life Insurance Company	NY	TIAA-CREF Life Insurance Company is a New York domiciled life insurance company that issues guaranteed and variable annuities, funding agreements, and life insurance, including variable life insurance, to the general public	Teachers Insurance and Annuity Association of America	100.00
TIAA-CREF LPHC, LLC	DE	To act as the holding company for TCAM DOF GP LLC and TIAA-CREF Real Property GP, LLC	Teachers Insurance and Annuity Association of America	100.00
TIAA-CREF Luxembourg S.à r.l	Luxembourg	To provide accounting and domiciliary services to certain Luxembourg entities	Nuveen Group Holdings Limited	100.00
TIAA-CREF Real Property Fund GP LLC	DE	To act as general partner of a limited partnership	TIAA-CREF LPHC, LLC	100.00
TIAA-CREF Real Property Fund LP	DE	To hold short term fixed income securities and real estate investments	TIAA-CREF Real Property Fund GP LLC	0.00
TIAA-CREF Real Property Fund REIT LLC	DE	Acts as an REIT	TIAA-CREF Real Property Fund LP	99.99
TIAA-CREF Redwood, LLC	DE	To act as the holding company for Investment Advisers	Teachers Insurance and Annuity Association of America	100.00
TIAA-CREF Tuition Financing, Inc.	DE	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code	Teachers Insurance and Annuity Association of America	100.00
TIAA-Stonepeak Investments I, LLC	DE	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	100.00
TIAA-Stonepeak Investments II, LLC	DE	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	100.00
T-Investment Properties Corp.	DE	To hold real estate investments	485 Properties, LLC	100.00
TOKARY Sp.z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00
Tokyo Multifamily GP Pte. Ltd.	Singapore	Entity formed to act as the GP for he Tokyo Multifamily Real Estate Fund vehicle for 3rd party investors	Nuveen Group Holdings Limited	100.00
Topola Lasy spolka z o. o.	Poland	To hold timber-related investments	Renewable Timber Netherlands B.V.	100.00
TPS Investors Blocker Fund, Inc.	DE	To hold ownership interests in a limited liability company	TPS Investors Master Fund, LP	100.00
TPS Investors Carry-Co, LLC	DE	To act as a special member of a limited liability company	Nuveen Alternative Holdings LLC	100.00
TPS Investors Feeder Fund, LP	MB, Canada	To hold the ownership interest of a third party investor in connection with a fund	TPS Investors GP, LLC	0.00
TPS Investors Finance, Inc.	DE	To hold investments	TPS Investors Master Fund, LP	100.00
TPS Investors GP, LLC	DE	To act as a general partner of limited partnerships in connection with a fund	Nuveen Alternatives Advisors LLC	100.00
TPS Investors Master Fund, LP	DE	To hold ownership interests in legal entities in connection with a managed investment vehicle which will make capital investments	TPS Investors GP, LLC	0.00

TPS Investors Master Fund, LP	DE	To hold ownership interests in legal entities in connection with a managed investment vehicle which will make capital investments	Nuveen Alternatives Advisors LLC	0.00
TPS Investors Operating Fund, LLC	DE	To hold investments in a fund	TPS Investors GP, LLC	0.00
TPS Investors Operating Fund, LLC	DE	To hold investments in a fund	Nuveen Alternatives Advisors LLC	0.00
Tramonto Apartments LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	100.00
TREA 10 New Maple LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA 100 West Grant Street LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA 12910 Mulberry Drive LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA 1401 H, LLC	DE	To hold real estate investments	T-C SP, Inc.	0.00
TREA 1401 H, LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
TREA 1560 Central Avenue LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA 1600 Broadway LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA 18000 Masters Way LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA 18832 Bent Willow Circle LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA 3010 Bridgepointe Parkway LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA 30700 Russell Ranch Road LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA 3131 McKinney LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA 32 South State Street LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
TREA 440 Ninth Avenue Investor Member LLC	DE	To act as the investor member in a joint venture	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA 5 West LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA 817 Broadway Investor Member LLC	DE	To enter into a joint venture to acquire real estate	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00

TREA 855 W Peachtree Street LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA 9625 Town Center, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA 99 High Street LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Allure Camarillo LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA BLVD63, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Bridges Apartments LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Broward Industrial Pointe West LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Broward Industrial Westpoint LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Calle Del Cerro LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Campus Pointe 1, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Campus Pointe 2, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Campus Pointe 4, LLC	DE	To own real property in connection with a joint venture transaction	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Carrington Park LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Centric Gateway LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Churchill on the Park LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Circa Green Lake LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00

TREA Fashion Show Investor Member LLC	DE	To enter into a joint venture to acquire real estate	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Florida Retail, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Frontera BP Development, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Frontera Business Park, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Glen Lake Apartments LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Greene Crossing LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Holly Street Village LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Hub Investor Member LLC	DE	To enter into a joint venture to acquire real estate	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Knoll Apartments LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Naperville LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA One Beeman Road LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Orion on Orpington LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Otay Mesa Industrial LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Pacific Center LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Pacific Plaza, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Retail Property Portfolio 2006 LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00

TREA Riverchase Village LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Self Storage Investor Member LLC	DE	To act as a member of a joint venture to acquire real property	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Senior Housing Investor Member LLC	DE	To act as the member of a joint venture	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA SH Investor Member LLC	DE	The Investor Member of a joint venture which will acquire a portfolio of apartment projects	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Student Housing JV Investor Member LLC	DE	To invest in real estate and related investments with JV Partner	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Township Apartments LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	100.00
TREA Union at Slu Apartments LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100.00
TREA Weston, LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
TREA Wilshire Rodeo, LLC	DE	To hold real estate investments	Teachers REA, LLC	100.00
TRPF 10 Madison Square West Retail LLC	DE	To own commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 1525 Harvard Avenue LLC	DE	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 157 165 Grove Street LLC	DE	Entity formed to invest in real estate and related investments for third party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 19 Boxwood Drive LLC	DE	Entity formed to invest in real estate and related investments for third party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 190 Mechanic LLC	DE	To invest in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 201 Newbury Street LLC	DE	Entity invests in real estate and related investments for 3rd party investors	TRPF 99-101 Boston Office REIT Member LLC	100.00
TRPF 3379 Peachtree Road LLC	DE	To own commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 3851 Youngs Road LLC	DE	Entity formed to invest in real estate and related investments for third party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 4187 Temple City Boulevard LP	DE	To own commercial real estate	TIAA-CREF Real Property Fund GP LLC	0.00
TRPF 4187 Temple City Boulevard LP	DE	To own commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 51 Commerce Drive LLC	DE	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 525 Marathon LLC	DE	To own commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 539 Bryant Street LP	DE	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 80 South Lake Avenue LP	DE	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 86 Chambers Street LLC	DE	To acquire, own and operate real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF 99/101 Boston Office Portfolio LLC	DE	Entity invests in real estate and related investments for 3rd party investors	TRPF 99-101 Boston Office REIT Member LLC	100.00
TRPF 99-101 Boston Office REIT Member LLC	DE	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	99.99
TRPF 99-101 Boston Portfolio Manager LLC	MA	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00

TRPF Airtex Commerce Center LLC	DE	To invest in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Atlantic At East Delray LLC	DE	To hold commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Bridgeway Technology Center LP	DE	To invest in real estate and related investments with third party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Corona Industrial Portfolio LLC	DE	To own commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Global Investments, LLC	DE	Entity formed for entering into agreements purposes	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Laurels at Jacaranda LLC	DE	To invest in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Line 28 LLC	DE	To hold commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Marlton Square LLC	DE	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Marlton Square Pad Site LLC	DE	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Millennium Tower LLC	DE	To invest in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Promenade Plaza LLC	DE	To invest in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF The Yard LLC	DE	To own commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Variant Apartments LLC	DE	To own commercial real estate in connection with a fund	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF Villas On The Boulevard LLC	DE	To own commercial real estate	TIAA-CREF Real Property Fund REIT LLC	100.00
TRPF WC Industrial LLC	DE	Entity formed to invest in real estate and related investments for third party investors	TIAA-CREF Real Property Fund REIT LLC	100.00
True Oak Napa Vineyard, LLC	DE	To hold agricultural investments	Global AG Properties II USA LLC	100.00
TURKUS SP. Z O.O.	Poland	To own alternative investments	Pazenrol S.A.	100.00
TXCGL Properties, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Management, LLC	0.01
TXCGL Properties, L.P.	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Investments, LLC	99.99
Tygris Asset Finance, Inc.	DE	To engage in any lawful act or activity for which corporations may be organized under the Delaware General Corporation Law	Tygris Commercial Finance Group, Inc.	100.00
Tygris Commercial Finance Group, Inc.	DE	To engage in any lawful act or activity for which corporations may be organized under the Delaware General Corporation Law	TIAA, FSB	100.00
U.S. Cities Fund GP LLC	DE	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	100.00
U.S. Cities Fund LP	DE	To hold real estate investments	ND Properties, Inc.	31.16
U.S. Cities Fund LP	DE	To hold real estate investments	U.S. Cities Fund GP LLC	0.01
U.S. Cities Fund Operating GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Fund REIT LLC	100.00
U.S. Cities Fund Operating LP	DE	To hold real estate investments	U.S. Cities Fund REIT LLC	99.99
U.S. Cities Fund Operating LP	DE	To hold real estate investments	U.S. Cities Fund Operating GP LLC	0.00
U.S. Cities Fund REIT LLC	DE	To hold real estate investments	U.S. Cities Fund LP	99.00
U.S. Cities Industrial CPF Fund GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Fund Operating LP	100.00
U.S. Cities Industrial CPF Fund LP	DE	To hold real estate investments in industrial properties	U.S. Cities Fund Operating LP	100.00
U.S. Cities Industrial CPF Fund LP	DE	To hold real estate investments in industrial properties	U.S. Cities Industrial CPF Fund GP LLC	0.00
U.S. Cities Industrial CPF Fund Operating GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Industrial CPF Fund REIT LLC	100.00
U.S. Cities Industrial CPF Fund Operating LP	DE	To hold real estate investments in industrial properties	U.S. Cities Industrial CPF Fund REIT LLC	99.99
U.S. Cities Industrial CPF Fund Operating LP	DE	To hold real estate investments in industrial properties	U.S. Cities Industrial CPF Fund Operating GP LLC	0.01

U.S. Cities Industrial CPF Fund REIT LLC	DE	To hold real estate investments in industrial properties	U.S. Cities Industrial CPF Fund LP	100.00
U.S. Cities Multifamily CPF Fund GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Fund Operating LP	100.00
U.S. Cities Multifamily CPF Fund LP	DE	To hold real estate investments in multifamily properties	U.S. Cities Multifamily CPF Fund GP LLC	0.00
U.S. Cities Multifamily CPF Fund LP	DE	To hold real estate investments in multifamily properties	U.S. Cities Fund Operating LP	100.00
U.S. Cities Multifamily CPF Fund Operating GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Multifamily CPF Fund REIT LLC	100.00
U.S. Cities Multifamily CPF Fund Operating LP	DE	To hold real estate investments in multifamily properties	U.S. Cities Multifamily CPF Fund Operating GP LLC	31.16
U.S. Cities Multifamily CPF Fund Operating LP	DE	To hold real estate investments in multifamily properties	U.S. Cities Multifamily CPF Fund REIT LLC	31.16
U.S. Cities Multifamily CPF Fund REIT LLC	DE	To hold real estate investments in multifamily properties	U.S. Cities Multifamily CPF Fund LP	100.00
U.S. Cities Multifamily Fund GP LLC	DE	To act as general partner of a limited partnership	Nuveen GP Holding Company LLC	100.00
U.S. Cities Multifamily Fund LP	DE	To hold real estate investments in multifamily properties	Nuveen Alternatives Advisors LLC	0.00
U.S. Cities Multifamily Fund LP	DE	To hold real estate investments in multifamily properties	U.S. Cities Multifamily Fund GP LLC	0.00
U.S. Cities Multifamily Fund Operating GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Multifamily Fund REIT LLC	100.00
U.S. Cities Multifamily Fund Operating LP	DE	To hold real estate investments in multifamily properties	U.S. Cities Multifamily Fund Operating GP LLC	0.00
U.S. Cities Multifamily Fund Operating LP	DE	To hold real estate investments in multifamily properties	U.S. Cities Multifamily Fund REIT LLC	0.00
U.S. Cities Multifamily Fund REIT LLC	DE	To hold real estate investments in multifamily properties	U.S. Cities Multifamily Fund LP	100.00
U.S. Cities Office CPF Fund GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Fund Operating LP	100.00
U.S. Cities Office CPF Fund LP	DE	To hold real estate investments in office properties	U.S. Cities Office CPF Fund GP LLC	0.00
U.S. Cities Office CPF Fund LP	DE	To hold real estate investments in office properties	U.S. Cities Fund Operating LP	100.00
U.S. Cities Office CPF Fund Operating GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Office CPF Fund REIT LLC	100.00
U.S. Cities Office CPF Fund Operating LP	DE	To hold real estate investments in office properties	U.S. Cities Office CPF Fund Operating GP LLC	0.01
U.S. Cities Office CPF Fund Operating LP	DE	To hold real estate investments in office properties	U.S. Cities Office CPF Fund REIT LLC	99.99
U.S. Cities Office CPF Fund REIT LLC	DE	To hold real estate investments in office properties	U.S. Cities Office CPF Fund LP	100.00
U.S. Cities Retail CPF Fund GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Fund Operating LP	100.00
U.S. Cities Retail CPF Fund LP	DE	To hold real estate investments in retail properties	U.S. Cities Fund Operating LP	99.99
U.S. Cities Retail CPF Fund LP	DE	To hold real estate investments in retail properties	U.S. Cities Fund GP LLC	0.01
U.S. Cities Retail CPF Fund Operating GP LLC	DE	To act as general partner of a limited partnership	U.S. Cities Retail CPF Fund REIT LLC	100.00
U.S. Cities Retail CPF Fund Operating LP	DE	To hold real estate investments in retail properties	U.S. Cities Retail CPF Fund REIT LLC	99.99
U.S. Cities Retail CPF Fund Operating LP	DE	To hold real estate investments in retail properties	U.S. Cities Retail CPF Fund Operating GP LLC	0.01
U.S. Cities Retail CPF Fund REIT LLC	DE	To hold real estate investments in retail properties	U.S. Cities Retail CPF Fund LP	100.00
U.S. Cities Retail Fund GP LLC	DE	To hold real estate investments in retail properties	Nuveen GP Holding Company LLC	100.00
U.S. Cities Retail Fund LP	DE	To hold real estate investments in retail properties	U.S. Cities Retail CPF Fund Operating LP	99.99
U.S. Cities Retail Fund LP	DE	To hold real estate investments in retail properties	U.S. Cities Retail Fund GP LLC	0.01
U.S. Cities Retail Fund Operating GP LLC	DE	To hold real estate investments in retail properties	U.S. Cities Retail Fund REIT LLC	100.00
U.S. Cities Retail Fund Operating LP	DE	To hold real estate investments in retail properties	U.S. Cities Fund REIT LLC	99.99
U.S. Cities Retail Fund Operating LP	DE	To hold real estate investments in retail properties	U.S. Cities Retail Fund Operating GP LLC	0.01
U.S. Cities Retail Fund REIT LLC	DE	To hold real estate investments in retail properties	U.S. Cities Retail Fund LP	99.99
U.S. Core-Plus Real Estate Debt Fund LP	DE	To act as a member of a joint venture to acquire real property	CRED GP LLC	48.03

UK OM (LP1) (GP) Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
UK OM (LP1) Limited	United Kingdom	Entity formed to invest in real estate and related investments for 3rd party investors	UK OM (LP1) (GP) Limited	100.00
UK OM (LP2) (GP) Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
UK OM (LP2) Limited	United Kingdom	Entity formed to invest in real estate and related investments for 3rd party investors	UK OM (LP2) (GP) Limited	100.00
UK OM (LP3) (GP) Limited	United Kingdom	To act as general partner of a limited partnership	Nuveen Group Holdings Limited	100.00
UK OM (LP3) Limited	United Kingdom	Entity formed to invest in real estate and related investments for 3rd party investors	UK OM (LP3) (GP) Limited	100.00
UK Outlet Mall Partnership LP	Scotland	To invest, hold, and operate real estate and related investments Entity name changed from Henderson UK Outlet Mall Partnership to current effective 4/12/2017	T-C Lux Investments GP S.à r.l	2.21
UK PPP Investments LP	United Kingdom	To hold infrastructure investments	UK PPP Investments GP Limited	0.00
UK PPP Investments LP	United Kingdom	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	100.00
Union Place Phase I, LLC	DE	To hold real estate investments	TIAA Union Place Phase I, LLC	100.00
Upper Columbia Mill, LLC	DE	To hold investments in connection with a fund	GTFF Mill Corp.	100.00
USCMF Avion On Legacy LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
Uscmf Boulder Creek LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
USCMF District at Washington LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
Uscmf Gramercy At Buckhead LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
Uscmf Marshall Park LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
Uscmf Metro 112 LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
USCMF Stoneledge LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
USCMF The Matisse LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
Uscmf The Reserve At Tysons Corner LLC	DE	To own commercial real estate	U.S. Cities Multifamily Fund Operating LP	100.00
USCRF KRG JV Investor Member LLC	DE	To act as the investor member in a joint venture	U.S. Cities Retail Fund Operating LP	100.00
Vanquish Properties (UK) Limited Partnership	United Kingdom	Entity formed as part of the Vanquish Fund for 3 Non-TIAA JV Partners to invest in real estate	Non-TIAA Owners	0.67
Vanquish Properties GP Limited	Jersey	Act as a General Partner	Vanquish Properties LP Limited	0.00
Vanquish Properties GP Nominee 1 Limited	Jersey	Act as a General Partner	Vanquish Properties GP Nominee A Limited	0.00
Vanquish Properties GP Nominee 2 Limited	Jersey	Act as a General Partner	Vanquish Properties GP Nominee A Limited	0.00
Vanquish Properties GP Nominee 3 Limited	Jersey	Act as a General Partner	Vanquish Properties GP Nominee A Limited	100.00
Vanquish Properties GP Nominee 4 Limited	Jersey	Act as a General Partner	Vanquish Properties GP Nominee A Limited	100.00
Vanquish Properties GP Nominee A Limited	Jersey	Act as a General Partner	Vanquish Properties GP Limited	100.00
Vanquish Properties LP Limited	Jersey	Entity formed as part of the Vanquish Fund for 3 Non-TIAA JV Partners to invest in real estate	CLOF II Vanquish Limited	33.00
W R C Properties, LLC	DE	To hold real estate investments	Teachers Insurance and Annuity Association of America	100.00
WALICHNOWY Sp. z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00
Walnut Street Retail Investors, L.P.	PA	To hold real estate investments	T-C 1619 Walnut Street GP LLC	0.50

Walnut Street Retail Investors, L.P.	PA	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	99.50
Waterford at The Lakes Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	100.00
Waterford Blue Lagoon LP	DE	To hold real estate investments	T-C Waterford Blue Lagoon General Partner LLC	1.00
Waterford Blue Lagoon LP	DE	To hold real estate investments	T-C Waterford Blue Lagoon LLC	50.00
Waterford Blue Lagoon Reit General Partner LLC	DE	To act as a general partner of a limited partnership	Waterford Blue Lagoon LP	100.00
Waterford Blue Lagoon Reit LP	DE	To hold real estate investments	Waterford Blue Lagoon LP	100.00
Waterford Blue Lagoon Reit LP	DE	To hold real estate investments	Waterford Blue Lagoon Reit General Partner LLC	0.00
Waterford Core General Partner LLC	DE	To act as a general partner of a limited partnership	Waterford Blue Lagoon LP	100.00
Waterford Core II General Partner LLC	DE	To act as a general partner of a limited partnership	Waterford Blue Lagoon LP	100.00
Waterford Core II Operating LP	DE	To hold real estate investments	Waterford Core II General Partner LLC	0.00
Waterford Core Operating LP	DE	To hold real estate investments	Waterford Core General Partner LLC	0.00
Waterford Core Operating LP	DE	To hold real estate investments	Waterford Blue Lagoon LP	100.00
Waterford Core Reit General Partner LLC	DE	To hold real estate investments	Waterford Blue Lagoon LP	51.00
Waterford Core Reit LP	DE	To hold real estate investments	Waterford Core Reit General Partner LLC	0.00
Waterford Park Apartments, LLC	DE	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	100.00
Westchester Group Asset Management, Inc.	IL	To provide agricultural asset management services	Westchester Group Investment Management, Inc.	100.00
Westchester Group Farm Management, Inc.	IL	Entity formed to provide farm management services	Westchester Group Investment Management, Inc.	100.00
Westchester Group Investment Management Holding Company, Inc.	DE	To operate an agricultural asset management business	Nuveen Alternative Holdings LLC	100.00
Westchester Group Investment Management, Inc.	DE	Westchester Group Investment Management, Inc was organized to operate an agricultural asset management business	Westchester Group Investment Management Holding Company, Inc.	95.00
Westchester Group of Australia Pty Ltd	Australia	To act as trustee of Westchester Group of Australia Trust	Westchester Group Investment Management, Inc.	100.00
Westchester Group of Europe Limited	United Kingdom	To provide advice and property management services for agricultural investments	Westchester Group Investment Management, Inc.	100.00
Westchester Group of Poland sp.z o.o.	Poland	To provide agricultural asset management services	Westchester Group of Europe Limited	100.00
Westchester Group Real Estate, Inc.	IL	To provide brokerage services related to agricultural investments	Westchester Group Investment Management, Inc.	100.00
Westchester Group South America Gestao De Investimentos Ltda.	Brazil	To provide asset administration services to legal entities located in Brazil or other companies in South America	Westchester Group Real Estate, Inc.	1.00
Westchester Group South America Gestao De Investimentos Ltda.	Brazil	To provide asset administration services to legal entities located in Brazil or other companies in South America	Westchester Group Investment Management, Inc.	99.00
Westchester Group SRL	Romania	To engage in agricultural asset management services	Westchester Group of Europe Limited	100.00
Westland at Waterford General Partner LLC	DE	To act as a general partner of a limited partnership	Westland at Waterford Reit LP	100.00
Westland at Waterford Operating LP	DE	To hold real estate investments	Westland at Waterford General Partner LLC	0.00
Westland at Waterford Operating LP	DE	To hold real estate investments	Westland at Waterford Reit LP	100.00
Westland at Waterford Reit General Partner LLC	DE	To act as general partner of a limited partnership	Waterford Blue Lagoon LP	100.00
Westland at Waterford Reit LP	DE	To hold real estate investments	Waterford Blue Lagoon LP	100.00

Westland at Waterford Reit LP	DE	To hold real estate investments	Westland at Waterford Reit General Partner LLC	0.00
WĘZINY SP. Z O.O.	Poland	To own alternative investments	Pazenrol S.A.	100.00
Wigg (Holdings) Limited	United Kingdom	To hold infrastructure investments	UK PPP Investments LP	100.00
Wigg Investments Limited	United Kingdom	To hold infrastructure investments	Wigg (Holdings) Limited	100.00
Winslow Capital Management, LLC	DE	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts U S Securities and Exchange Commission registered investment adviser	Nuveen WCM Holdings, LLC	100.00
Winslow Growth Capital Fund II, L.P.	DE	Creation of private fund investment vehicle	Winslow Growth Capital GP II, LLC	100.00
Winslow Growth Capital GP II, LLC	DE	To act as a general partner of a limited partnership	Winslow Capital Management, LLC	100.00
ZIEMROL Spółka z o.o.	Poland	To own alternative investments	Pazenrol S.A.	100.00

*

Nuveen Global Investors Funds PLC is organized as an umbrella fund with segregated liability between sub-funds (the “UCIT sub-funds”). TIAA invests directly and indirectly in the UCIT sub-funds and its ownership has not been aggregated at the umbrella fund level for purposes of this disclosure.

**

TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 27.	Number of Contract owners

As of February 28, 2019 there were 250,351 owners of the contracts.

Item 28.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA-CREF Life Insurance Company Separate Account VA-1, TIAA-CREF Life Insurance Company Separate Accounts VLI-I and VLI-2, and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Christopher J. Weyrauch	Manager, Chief Executive Officer, Chairman of the Board of Managers
Rashmi Badwe	Manager
William G. Griesser Eric T. Jones	Manager Manager
Catherine McCabe	Manager
Mary Catherine Benedetto	Secretary
Jorge Gutierrez	Treasurer
Angela Kahrmann Christy R. Lee Pamela Lewis Marlborough	Manager, President, Chief Operating Officer Chief Financial Officer, Controller Managing Director, Chief Legal Officer, Assistant Secretary
Samuel A. Turvey	Chief Compliance Officer

*	The address of each Director and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not Applicable.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, Citistorage, 5 North 11th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Representations

Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 25th day of April, 2019.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (On behalf of Registrant and itself)

By:	/s/ CAROL DECKBAR
Name:	CAROL DECKBAR
Title:	Executive Vice President, Chief Product Officer, TIAA Financial Solutions Product Group

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 25, 2019 in the capacities indicated.

Signature	Title

/S/ CAROL DECKBAR Carol Deckbar	Executive Vice President, Chief Product Officer, TIAA Financial Solutions Product Group (Principal Executive Officer)

/S/ OLUSEUN S. SALAMI Oluseun S. Salami	Senior Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

* Jeffrey R. Brown	* Maureen O’Hara

* Priscilla Sims Brown	* Donald K. Peterson

* James R. Chambers	* Sidney A. Ribeau

* Roger W. Ferguson, Jr.	* Dorothy K. Robinson

* Tamara Simpkins Franklin	* Kim M. Sharan

* Lisa W. Hess	* David L. Shedlarz

* Edward M. Hundert	* Ronald L. Thompson * Marta Tienda

/s/ RACHEL D. MENDELSON
Rachel D. Mendelson Attorney-in-fact

*	Signed by Rachel D. Mendelson as attorney-in-fact pursuant to powers of attorney filed herewith, and previously filed with the SEC which are incorporated herein by reference.

Exhibit Index

(9)	Opinion and consent of Meredith Kornreich, Esquire

(10)	(A) Consent of Eversheds Sutherland (US) LLP

(B) Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(13)	(B) Powers of Attorney